UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104512

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 17	☑

and

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 811-03330

Amendment No. 242	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	September 15, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☑      on September 15, 2008 pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company: • Nationwide Variable Account –II

Prospectus supplement dated September 15, 2008 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	The “Capital Preservation Plus Lifetime Income Option” charge within the “Recurring Contract Expenses” table is replaced with the following:
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00% by decreasing the interest we credit to amounts allocated to the fixed account or the Guaranteed Term Options.[1]
1.00%[1] 2.75%

2.	The “Additional Optional Riders” section of the “Recurring Contract Expenses” table is replaced with the following:
Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[2]
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option
7% Lifetime Income Option
10% Lifetime Income Option
5% Spousal Continuation Benefit
7% Spousal Continuation Benefit
10% Spousal Continuation Benefit
1.00%[3] 1.00%[4] 1.20%[5] 0.15%[6] 0.15%[7] 0.30%[8]

3.	The “Summary of Maximum Contract Expenses” table is replaced with the following:
Summary of Maximum Contract Expenses[9]
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Lifetime Income Option	1.20%[10]
10% Spousal Continuation Benefit	0.30%[10]
Maximum Possible Total Variable Account Charges	4.15%[11]

1For contracts issued on or after the later of September 15, 2008 or the date of state approval, the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the daily net assets of the variable account.  Additionally, the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the current variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.

2 For information about how the Current Income Benefit Base is calculated see “Determination of the Income Benefit Base Prior to the First Surrender” later in this prospectus.

3 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.

4 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.

5 Currently, the charge associated with the 10% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

6The 5% Spousal Continuation Benefit is only available for election if and when the 5% Lifetime Income Option is elected.

7 The 7% Spousal Continuation Benefit is only available for election if and when the 7% Lifetime Income Option is elected.

8 The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected. The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

9 The Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option are not listed in this summary since they cannot be elected with any of the Lifetime Income Options.

10 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

11 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

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4.	The “Example” section is replaced with the following:

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;

•	a 5% return each year;

•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;

•	Contingent Deferred Sales Charges; and

•	the total variable account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.15%).[1]

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,292	2,476	3,351	6,385	697	2,051	3,351	6,385	*	2,051	3,351	6,385
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	1,079	1,879	2,428	4,875	484	1,454	2,428	4,875	*	1,454	2,428	4,875

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

5.	The “Capital Preservation Plus Option” subsection of the “Charges and Expenses” section is replaced with the following:

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at the time of application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the 5% Lifetime Income Option, 7% Lifetime Income Option, or the 10% Lifetime Income Option is elected.

6.	The “Capital Preservation Plus Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected:  the 5% Lifetime Income Option, the 7% Lifetime Income Option, the 10% Lifetime Income Option, or the Capital Preservation Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  For contracts issued on or after the later of September, 15, 2008 or the date state approval is received, the current charge associated with the Capital Preservation Plus Lifetime Income Option is 0.75% of the daily net assets of the variable account.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the current charge associated with the Capital Preservation Plus Lifetime Income Option is 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.60%.

1 The total variable account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the daily net assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.

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7.	A “10% Lifetime Income Option” subsection of the “Charges and Expenses” section is added immediately after the “Capital Preservation Plus Lifetime Income Option” subsection as follows:

10% Lifetime Income Option

Upon the later of September 15, 2008 or the date of state approval, the 10% Lifetime Income Benefit Option is available under the contract at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 7% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

8.	The “7% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

The availability of this option depends on when the contract was issued.

For contracts issued:

Prior to 5/1/07	7% L.Inc benefit is available anytime until L.Inc 10% is approved
Between 5/1/07-9/1/07	7% L.Inc may not be elected
9/1/07 or later	7% L.Inc is available at the time of application until 10% is approved

The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 10% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

9.	The “5% Lifetime Income Option” subsection of the “Charges and Expenses” section is replaced with the following:

The 5% Lifetime Income Option may only be elected at the time of application. The 5% Lifetime Income Option is available under the contract at the time of application for contracts issued in the State of New York.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 7% Lifetime Income Option, the 10% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

10.	The “Spousal Continuation Benefit” subsection of the “Charges and Expenses” section is replaced with the following:

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is only available for election if and when the 5% or 7% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is only available for election if and when the 10% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  If the contract owner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

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11.	The chart in the “GTO Charges Assessed for Certain Optional Benefits” subsection of the “Guaranteed Term Options” section is replaced with the following:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

* For contracts issued on or after the later of September 15, 2008 or the date of state approval, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

12.	The first paragraph of the “Availability” subsection of the “Capital Preservation Plus Option” section is replaced with the following:

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application. The CPP Option may not be elected if 5% Lifetime Income Option, the 7% Lifetime Income Option, the 10% Lifetime Income Option, or the Capital Preservation Plus Lifetime Income Option is elected.

13.	The fourth bullet of the “Conditions Associated with the Capital Preservation Plus Option” subsection of the “Capital Preservation Plus Option” section is replaced with the following:

•	Enhanced Fixed Account Dollar Cost Averaging and Dollar Cost Averaging for Living Benefits are not available as a contract owner service.

14.	The “Charges” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Charges

The CPPLI Option is provided in exchange for an additional charge equal to an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the current charge associated with the CPP Lifetime Income Option is 0.75% of the daily net assets of the variable account.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.75%.  For contracts issued prior to the later of September 15, 2008 or the date of state approval, the interest rate deduction is 0.60%.   Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

15.	The “Enhanced Capital Preservation Plus Program” subsection of the “Capital Preservation Plus Lifetime Income Option” section is replaced with the following:

Enhanced Capital Preservation Plus Program.

From time to time, Nationwide may offer an enhanced version of the CPP Program.  An enhanced CPP Program will not result in any increase in cost to the contract owner.  Enhanced CPP Programs operate similarly to the standard CPP Program, but provide for a larger non-GTO component than would be available under the standard CPP Program.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component.  It is possible, under certain enhanced CPP Programs, for a contract owner to have 100% of their investment allocated to the non-GTO component during the preservation phase.  Any enhanced CPP Program that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  For the list of underlying mutual funds available under the enhanced CPP Program, please see “Income Benefit Investment Options” later in this prospectus.  While enhanced CPP Programs are offered, contract owners will still have the option to elect the standard CPP Program under the CPPLI Option.  The contract owner may also elect either Dollar Cost Averaging or Dollar Cost Averaging for Living Benefits (see “Contract Owner Services” later in this prospectus).

16.
A “Lifetime Income Options - Generally” subsection of the “Optional Contract Benefits, Charges and Deductions” section is added immediately after the “Capital Preservation Plus Lifetime Income Option” section as follows:

Lifetime Income Options - Generally

Unlike the Capital Preservation Plus Lifetime Income Option, the 5%, 7% and 10% Lifetime Income Options are designed exclusively for contract withdrawal benefits, with no principal protection period.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.  Additionally, if the contract owner delays taking

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withdrawals, Nationwide will guarantee growth of the original income benefit base at a rate of 5%, 7%, or 10% simple interest annually for up to 10 years.

While the tax treatment for surrenders under withdrawal benefits such as the 5%, 7% or 10% Lifetime Income Options is not defined under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

17.	The “Optional Contract Benefits, Charges and Deductions” section is amended to include the following subsection immediately after the “Lifetime Income Options - Generally” subsection:

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the time of application.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon the later of September 15, 2008 or the date of state approval. The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: the 5% Lifetime Income Option, the 7% Lifetime Income Option, the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% L.Inc Anniversary) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. (See below for an explanation of what happens if application of the CDSC causes the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit).

Election of the 10% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Currently, subsequent purchase payments are permitted under a 10% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified via telephone and a letter will be sent with the returned purchase payment.

Determination of the Income Benefit Base Prior to the First Surrender

Upon contract issuance, the Original Income Benefit Base is equal to the contract value.  Each time the benefit base is recalculated, as described below, the resulting benefit base is the Current Income Benefit Base.  For the first 10 years after the 10% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the sum of the following (the “10% simple interest calculation”):

(a)	the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each attained 10% L.Inc Anniversary; plus

(b)
purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 10% L.Inc Anniversary, plus 10% of such purchase payments for each subsequent 10% L.Inc Anniversary attained.

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After the 10th 10% L.Inc Anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 10% L.Inc Anniversary plus purchase payments submitted and credits applied after that 10% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 10% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 10% L.Inc Anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent 10% L.Inc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 10% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A contract owner will receive the 7% lifetime withdrawal percentage only if he or she does not take a surrender from the contract prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Thus, if the contract is subject to these minimum distribution rules and distributions are taken at the latest date possible under the tax rules, the maximum lifetime withdrawal percentage available to that contract is 5.5%.  Contract owners may be eligible to take the minimum required distributions from other IRA, SEP IRA, or Simple IRA contracts or accounts, and thus may be able to receive a lifetime withdrawal percentage greater than 5.5%.  Consult a qualified tax advisor.

At the time of the first surrender and on each 10% L.Inc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 10% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit.

If a CDSC does apply, application of the CDSC could cause the gross surrender (the surrender amount plus the CDSC) to exceed the Lifetime Withdrawal Percentage limit.  To avoid this, contract owners can request to receive the surrender net of the CDSC amount.  The gross amount of the surrender (including the CDSC) is the amount used to determine whether the surrender exceeds the Lifetime Withdrawal Percentage limit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

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In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% L.Inc Anniversary, the contract value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that contract value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until any terms and conditions associated with the 10% Lifetime Income Option change.

In the event one or more terms and conditions of the 10% Lifetime Income Option change, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the contract owner to Nationwide.  On or about each 10% L.Inc Anniversary, Nationwide will provide the contract owner with information necessary to make this determination.  Specifically, Nationwide will provide: the contract value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 10% L.Inc Anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to contract owners.

Settlement Options

If, after beginning the lifetime income surrenders, a contract owner’s contract value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the contract owner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the contract owner describing the following three options, along with instructions on how to submit the election to Nationwide:

(1)	The contract owner can continue to take annual surrenders of no more than the annual benefit amount until the death of the contract owner;

(2)	The contract owner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	If the contract owner qualifies after a medical examination, the contract owner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a contract owner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the contract owner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

7

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election, the election is irrevocable.  If the contract owner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the contract owner intends to continue to take surrenders of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, Nationwide will pay the contract owner a lump sum equal to the contract owner’s most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the attained age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

At the time the 10% Lifetime Income Option is elected (at time of application), the contract owner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

8

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

18.	The second and third paragraphs of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section are replaced with the following:

The availability of this option depends on when the contract was issued.

For contracts issued:

Prior to 5/1/07	7% L.Inc benefit is available anytime until L.Inc 10% is approved
Between 5/1/07-9/1/07	7% L.Inc may not be elected
9/1/07 or later	7% L.Inc is available at the time of application until 10% is approved

The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 5% Lifetime Income Option, 10% Lifetime Income Option, the Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  The 7% Lifetime Income Option may not be elected if a loan is outstanding.

19.	The fifth paragraph of the “7% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable. Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

20.	Item (b) of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “7% Lifetime Income Option” section is replaced with the following:

(b) purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 7% L.Inc Anniversary, plus 7% of such purchase payments for each subsequent 7% L.Inc Anniversary attained.

21.	The second paragraph of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “7% Lifetime Income Option” section is replaced with the following:

After the 10th 7% L.Inc Anniversary (provided no surrenders have been taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc Anniversary plus purchase payments submitted and credits applied after that 7% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 7% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 7% L.Inc Anniversary.

22.	The third paragraph of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 7% Lifetime Income Option, the 10% Lifetime Income Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

9

23.	The fifth paragraph of the “5% Lifetime Income Option” subsection of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:

Election of the 5% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this option please see “Income Benefit Investment Options” later in this prospectus.  Allocations to investment options other than those listed in the “Income Benefit Investment Options” chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.  Additionally, the contract owner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

24.	Item (b) of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “5% Lifetime Income Option” section is replaced with the following:

(b) purchase payments submitted and credits applied after contract issuance, plus a prorated amount based upon the number of days from the date of such purchase payment to the next 5% L.Inc Anniversary, plus 5% of such purchase payments for each subsequent 5% L.Inc Anniversary attained.

25.	The second paragraph of the “Determination of the Income Benefit Base Prior to the First Surrender” subsection of the “5% Lifetime Income Option” section is replaced with the following:

After the 10th 5% L.Inc Anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc Anniversary plus purchase payments submitted and credits applied after that 5% L.Inc Anniversary; or

(2)	the simple interest calculation calculated on the 10th 5% L.Inc Anniversary plus any purchase payments submitted and credits applied after the 10th 5% L.Inc Anniversary.

10

26.	The “Income Benefit Investment Options” chart of the “Optional Contract Benefits, Charges and Deductions” section is replaced with the following:
Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% LInc and 10% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3  Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

11

	CPP [1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% L.Inc and 10% L.Inc[4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class I	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

12

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc, 7% L.Inc and 10% L.Inc[4]
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

5 The five year program duration is not available with this investment option.

13

	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc7% L.Inc and 10% L.Inc [4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

27.	The “Contract Owner Services” section is amended to include the following subsection immediately after the “Enhanced Fixed Dollar Cost Averaging” subsection:

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as “Dollar Cost Averaging for Living Benefits.”  Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Nationwide reserves the right to require a minimum balance to establish this program.

Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the standard or enhanced fixed account into other sub-accounts.  With this service, the contract owner benefits from the ability to invest in the sub-accounts over a period of time, thereby smoothing out the effects of market volatility.  The investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the fixed account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the “Income Benefits Investment Chart” earlier in this prospectus for the investment options available for these living benefits. New amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.  Nationwide will process transfers until amount allocated to the standard or enhanced fixed account are exhausted.  Once the contract owner enters into the Dollar Cost Averaging for Living Benefits program, the contract owner may not terminate the program prior to the end of their selected program period.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account,including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option, 7% Lifetime Income Option and 10% Lifetime Income Option

14

The Best of America® Elite Venue Annuitysm
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 65.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information ) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value.  The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased contract value due to the credits.  A contract without credits may cost less.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Capital Development Fund: Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B

American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Energy Portfolio: Service Class 2†
•	VIP Equity-Income Portfolio: Service Class 2*
•	VIP Freedom 2010 Portfolio: Service Class 2

1

•	VIP Freedom 2020 Portfolio: Service Class 2
•	VIP Freedom 2030 Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2*
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†

Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust (“NVIT”)
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III*†
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Gartmore NVIT International Equity Fund: Class VI†
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I (formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Health Sciences Fund: Class VI† (formerly, Nationwide NVIT Global Health Sciences Fund:
Class VI)
•	NVIT International Index Fund: Class VIII†
•	NVIT Investor Destinations Funds: Class II (formerly, Nationwide NVIT Investor Destinations Funds: Class II)
➢	NVIT Investor Destinations Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Conservative Fund: Class II)
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Conservative Fund:Class II)
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II)
➢	NVIT Investor Destinations Aggressive Fund: Class II (formerly, Nationwide NVIT Investor Destinations Aggressive Fund: Class II)
•	NVIT Mid Cap Growth Fund: Class II (formerly, Nationwide NVIT Mid Cap Growth Fund: Class II)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Multi-Manager International Growth Fund: Class VI†
•	NVIT Multi-Manager International Value Fund: Class VI† (formerly, NVIT International Value Fund: Class VI)
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class II (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II)
•	NVIT Multi-Manager Small Cap Value Fund: Class II formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II)
•	NVIT Multi-Manger Small Company Fund: Class II (formerly, Nationwide Multi-Manger NVIT Small Company Fund: Class II)
•	NVIT Nationwide Fund: Class II
•	NVIT Short Term Bond Fund: Class II
•	NVIT Technology and Communications Fund: Class VI† (formerly, Nationwide NVIT Global Technology and Communications Fund: Class VI)
•	NVIT U.S. Growth Leaders Fund: Class II (formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class II)
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
•	Van Kampen NVIT Real Estate Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*

2

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV†
•	American Century VP Vista Fund: Class II

Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Developing Markets Securities Fund: Class 3†

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class II

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II

Dreyfus
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Service Shares

Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares

Janus Aspen Series
•	Balanced Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Mid Cap Growth Portfolio: S Class

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class II
•	Gartmore NVIT Global Utilities Fund: Class II
•	NVIT Global Financial Services Fund: Class II (formerly, Nationwide NVIT Global Financial Services Fund: Class II)
•	NVIT Health Sciences Fund: Class II (formerly, Nationwide NVIT Global Health Sciences Fund: Class II)
•	NVIT Multi-Manager International Value Fund: Class II (formerly, NVIT International Value Fund: Class II)
•	NVIT Technology and Communications Fund: Class II (formerly, Nationwide NVIT Global Technology and Communications Fund: Class II)

Janus Aspen Series
•	International Growth Portfolio: Service Shares

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares

Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB

3

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

4

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.

Annuity unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value- The value of all accumulation units in a contract plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base - For purposes of the Lifetime Income Options, the value that is used to determine how much the contract owner can withdraw from the contract each year.  This value is multiplied by the lifetime income percentage to arrive at the benefit amount for any given year.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by Nationwide’s general account.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account– A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Net asset value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option– Investment Options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Option (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date. .

Variable account- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

5

Table of Contents	Page
Glossary of Special Terms	5
Contract Expenses	8
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contract	10
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free-look
Condensed Financial Information	13
Financial Statements	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk and Administrative Charges
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	20
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
7% Lifetime Income Option 5% Lifetime Income Option
Spousal Continuation Benefit
Removal of Variable Account Charges	43
Ownership and Interests in the Contract	43
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

6

Table of Contents (continued)	Page
Operation of the Contract	44
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	48
Surrender (Redemption) Prior to Annuitization	49
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	49
Surrenders Under Certain Plan Types	49
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	50
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	51
Contract Owner Services	52
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Custom Portfolio Asset Rebalancing Service
Death Benefits	55
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	59
Annuitizing the Contract	59
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	60
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	61
Legal Proceedings	61
Table of Contents of Statement of Additional Information	65
Appendix A: Underlying Mutual Funds	66
Appendix B: Condensed Financial Information	79
Appendix C: Contract Types and Tax Information	103

7

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)						7%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5] Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%[6] 1.95%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.20% 1.95%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%[7] 2.10%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.30%[8] 2.05%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.20%[9] 1.95%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%[10] 2.10%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.[11]
1.00%[12] 2.75%
(continued on next page)

8

Recurring Contract Expenses (continued)
Capital Preservation Plus Option (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

0.50%[13] 2.25%
Additional Optional Riders (as a percentage of the Current Income Benefit Base)
5% Lifetime Income Option (available in New York only)
7% Lifetime Income Option (not available in New York)
Spousal Continuation Benefit
1.00%[14] 1.00%[15] 0.15%[16]

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Lifetime Income Option	1.00%
Maximum Possible Total Variable Account Charges	3.65%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.46%	2.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)  15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities

3Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

7The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

9

8The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

9For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the daily net assets of the variable account.

10The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

11Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

12Effective May 1, 2007, Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  The Capital Preservation Plus Lifetime Income Option is not available if either of the following optional benefits is elected: the Lifetime Income Option or the Capital Preservation Plus Option.  Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

13If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued.  The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.  Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

14Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.60% of the Current Income Benefit Base.

15Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.70% of the Current Income Benefit Base.

16The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected.  The charge associated with the Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.49%)	1,240	2,331	3,132	6,043	645	1,906	3,132	6,043	*	1,906	3,132	6,043
Minimum Total Underlying Mutual Fund Operating Expenses (0.46%)	1,027	1,729	2,187	4,451	432	1,304	2,187	4,451	*	1,304	2,187	4,451

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contract

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

10

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity**	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.55% of the daily net assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the daily net assets of the variable account.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Month Enhanced Death Benefit II Option[1]	0.20%
One-Month Enhanced Death Benefit Option[2]	0.20%
Combination Enhanced Death Benefit II Option[3]	0.35%
Combination Enhanced Death Benefit Option[4]	0.30%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

The Combination Enhanced Death Benefit Option is available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

11

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If the option is still available, it may only be elected at the time of application.  The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option may be elected at any time.  For contracts issued on or after May 1, 2007, the CPP Lifetime Income Option may only be elected at the time of application.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if either of the following optional benefits is elected:  the 7% Lifetime Income Option, the 5% Lifetime Income Option or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  Currently, the interest rate deduction is 0.60%.

7% Lifetime Income Option

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application.  Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option.  For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at any time.  The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: 5% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 7% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 7% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

5% Lifetime Income Option

For contracts issued on or after May 1, 2008, the 5% Lifetime Income Option may only be elected at the time of application. Effective, May 1, 2007, the 5% Lifetime Income Option may only be elected at the time of application. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: the 7% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the 5% Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.60% of the Current Income Benefit Base.  The charge is deducted on each anniversary of the election of the 5% Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when either the 7% or the 5% Lifetime Income Option is elected.  The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural

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contract owner) must be between age 45 and 85 at the time the option is elected.  If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the Lifetime Income Option you elected.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Ten Day Free-look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it.  This right is referred to as your “free look” right.  The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own.  Check your contract for more details about the free look right in your state.  See "Right to Examine and Cancel" later in this prospectus for more information.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses, credited to or charged against the variable account, reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a

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publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-II.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

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For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

*Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account.  The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations that are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

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The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.  During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.  If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets allocated to the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the fixed account will be assessed a fee of 0.35%.  Consequently, the interest rate of return credited to assets in the fixed account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and

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prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

The following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract,

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Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the variable account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.55% of the daily net assets of the variable account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the daily net assets of the variable account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract’s basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions, The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

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Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 21).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 21); or

(3)	from any values which have been held under a contract for at least 4 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3)	the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

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If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, an applicant may elect a death benefit option.  The charge associated with all of the death benefit options will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

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(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 56.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option.  Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the annuitant's age and item (3) above considers the highest contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value. "(See the "Death Benefit Calculations" section for a description of this value.)"

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 56.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option.  Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account) and the option may be elected by applicants with annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option.  For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued;

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

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If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

The charge associated with this option is assessed on variable account allocations only.  Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant’s death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were

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applied to the contract more than 12 months before the date of the co-annuitant’s death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time  (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate.  If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the

GTO through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTO among underlying mutual funds and/or the fixed account.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option.  If available, the CPP Option may only be elected at the time of application.  The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option, the 7% Lifetime Income Option or the 5% Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit please see “Income Benefit Investment Options”

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later in this prospectus. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the CPP Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Nationwide Allocation Architect and/or the Custom Portfolio Asset Rebalancing Service services are available as a Non-Guaranteed Term Option investment, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service, the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service or Custom Portfolio Asset Rebalancing Service to the CPP investment options, all sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

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Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option.  It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the contract value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value.  This essentially provides the contract owner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option.  Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account.  Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%.  Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate.  Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application.  For contracts issued prior to May 1, 2007, the CPP Lifetime Income Option can be elected within 60 days after the contract issue date.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant.  The CPP Lifetime Income Option is not available if either of the following optional benefits is elected: Lifetime Income Option or the CPP Option.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

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The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option.  Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.   For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner.  The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The contract owner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue

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prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero.  After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount.

Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount).  Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

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•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, and any portion of the contract value has been allocated to a GTO, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the contract value.  Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option.For specific information about rights of succession, please consult with your registered representative or call Nationwide’s service center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit.  This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection).  As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period.  Instead, the contract owner will be required to reallocate the contract value into certain limited investment options.  The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

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•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner.  Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period.  An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available.  The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide.  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the contract value and not the amount of the withdrawal request.  Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

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Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%.  Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1.	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2.	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:
5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:
Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

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What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero.  Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note:  Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any contract value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	A full surrender of the contract value;

•	A full surrender of the death benefit proceeds; or

•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the contract owner results in the contract being continued, i.e. does not result in payment of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero.  If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

For contracts issued on or after September 1, 2007, the 7% Lifetime Income Option may only be elected at the time of application. Contracts issued between May 1, 2007 and September 1, 2007 may not elect the 7% Lifetime Income Benefit Option. For contracts issued prior to May 1, 2007, the 7% Lifetime Income Option may be elected at any time. The 7% Lifetime Income Option is not available in the state of New York.

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The 7% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 5% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.70% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the “7% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 7% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 7% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value. When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base.  For the first 10 years after the 7% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “7% simple interest calculation”):

(a)	the original Income Benefit Base plus 7% of the original Income Benefit Base for each attained 7% L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the 7% Lifetime Income Option is elected, plus 7% of such purchase payments or credits for each attained 7% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 7% L.Inc anniversary for contracts issued on or after September 1, 2007.

After the 10th 7% L.Inc anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 7% L.Inc anniversary plus purchase payments submitted and credits applied after that 7% L.Inc anniversary; or

(2)	the simple interest calculation calculated on the 10th 7% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 7% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% L.Inc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Surrenders

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

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Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	7% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 7% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 7% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 7% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 7% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 7% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base income benefit base will be applied as described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 7% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 7% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 7% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the7% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

If the terms and conditions of the 7% Lifetime Income Option have not changed and the contract value exceeds the existing Current Income Benefit Base on a 7% L.Inc anniversary, Nationwide will automatically reset the Income Benefit Base to become your new Current Income Benefit Base.  If the terms and conditions of 7% Lifetime Income Option have changed, Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the benefit base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.

The automatic reset privilege will cease anytime the terms and conditions of the 7% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 7% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm

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whether to reset the Current Income Benefit Base under the updated 7% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 7% L.Inc anniversary date, the Current Income Benefit Base and 7% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

For an additional charge of 0.15% of the Current Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

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(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Taxation of Surrenders under the 7% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 7% Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

5% Lifetime Income Option

For contracts issued on or after May 1, 2008, the 5% Lifetime Income Option may only be elected at the time of application. The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero.  The age of the person upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary contract owner.  For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant.  The determining life may not be changed.

Currently, the 5% Lifetime Income Option is only available in the state of New York.

The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: the 7% Lifetime Income Option, C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.  Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.  For any contract owner participating in a dollar cost averaging program that elects this option after the contract issue date the dollar cost averaging program will be terminated.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.60% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the “5% L.Inc anniversary”) and will be deducted via redemption of accumulation units.  A prorated charge will also be deducted upon full surrender of the contract.  Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken.  Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract.  For the list of investment options available under this benefit please see “Income Benefit Investment Options” later in this prospectus.  Allocation to a GTO and/or the fixed account is not permitted.  The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision.  Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under a 5% Lifetime Income Option as long as the contract value is greater than zero.  There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments over $50,000.  If Nationwide exercises this right to refuse a purchase payment, the contract owner will be notified and the purchase payment will be returned.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the 5% Lifetime Income Option is added to the contract, the original Income Benefit Base is equal to the contract value. When the Income Benefit Base is first calculated and each time it is recalculated, as described below, this is known as your Current Income Benefit Base. For the first 10 years after the 5% Lifetime Income Option is elected (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

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(2)	the sum of the following (the “5% simple interest calculation”):

(a)	the original Income Benefit Base plus 5% of the original Income Benefit Base for each attained 5% L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the 5% Lifetime Income Option is elected, plus 5% of such purchase payments or credits for each attained 5% L.Inc anniversary after the first plus a prorated amount based upon the number of days from the date of such purchase payment or credit to its first 5% L.Inc anniversary for contracts issued on or after September 1, 2007.

After the 10th 5% L.Inc anniversary (provided no surrenders are taken from the contract), the Current Income Benefit Base will equal the greater of:

(1)	the highest contract value on any 5% L.Inc anniversary plus purchase payments submitted and credits applied after that 5% L.Inc anniversary; or

(2)	the simple interest calculation calculated on the 10th 5% L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th 5% L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Current Income Benefit Base calculated on the most recent 5% L.Inc anniversary, and the annual benefit amount will be based on that Income Benefit Base.

Lifetime Income Surrenders

At any time after the 5% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	5% Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each 5% L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be surrendered from the contract before the next 5% L.Inc anniversary without reducing the Current Income Benefit Base.  The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than the 5% Lifetime Income Percentage limit.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 5% Lifetime Income Percentage limit.  If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% Lifetime Income Percentage limit.  A reduction to the Current Income Benefit Base will be applied as described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision if the gross surrender exceeds the 5% Lifetime Income Percentage limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 5% Lifetime Income Percentage limit permitted by this benefit.  In such case, the reduction described in the "Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit" provision will apply.

Impact of Withdrawals in Excess of the 5% Lifetime Income Percentage Limit

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero.  Surrenders in excess of the benefit

36

amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess surrenders, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the Current Income Benefit Base.

In situations where the contract value exceeds the existing Current Income Benefit Base, excess surrenders will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the contract value is less than the existing Current Income Benefit Base, excess surrenders will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to IRA contract types owned by non-spousal beneficially owned contracts.  In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program.  Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your benefit amount will reduce your remaining Current Income Benefit Base.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

Nationwide permits contract owners to elect to automatically reset the Current Income Benefit Base on each 5% L.Inc anniversary after the first surrender from the contract.  For those who do not elect to automatically reset their Current Income Benefit Base, if the contract value exceeds the Current Income Benefit Base, the contract owner will have the opportunity to instruct Nationwide to reset the Current Income Benefit Base to equal the current contract value.  Nationwide will provide the contract owner with the contract value and Current Income Benefit Base information and will provide instructions on how to communicate an election to reset the Current Income Benefit Base.  If the contract owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option.  If Nationwide does not receive a contract owner’s election to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the Current Income Benefit Base.

A contract owner’s election to automatically reset the Current Income Benefit Base or the automatic reset provisions included in contracts issued on or after May 1, 2007 will cease anytime the terms and conditions of the 5% Lifetime Income Option changes.  Nationwide will notify the contract owner anytime the terms and conditions of the 5% Lifetime Income Option changes and will provide the contract owner with an opportunity to confirm whether to reset the Current Income Benefit Base under the updated 5% Lifetime Income Option charge.  If the contract owner does not elect to reset the Current Income Benefit Base within 60 days after the 5% L.Inc anniversary date, the Current Income Benefit Base and 5% Lifetime Income Option charges will not change.  Contract owners may cancel the election to automatically reset the Current Income Benefit Base at any time.  Nationwide reserves the right to modify or cancel the contract owners’ ability to automatically reset the Current Income Benefit Base.

Lump Sum Settlement Options for the Lifetime Income Option

If contract value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the contract owner of the following three options:

1)	The contract owner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the contract owner;

2)	The contract owner may elect the Age Based lump sum settlement option described below; or

3)	The contract owner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The contract owner will have 60 days from the date of Nationwide’s notification letter to make an election.  Once the contract owner makes an election the election is irrevocable.  If the contract owner does not make an election within the 60 days Nationwide will assume that the contract owner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the contract value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a contract owner to take an Age Based lump sum settlement equal to the contract owner’s current benefit

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amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner’s Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger contract owner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option for the Lifetime Income Option

Nationwide also makes an Underwritten lump sum settlement option available to contract owners after the contract value falls to zero and the Current Income Benefit Base is greater than zero.  The Underwritten lump sum settlement amount shall be based upon the attained age, sex, and health information provided by the contract owner on a Nationwide form attested to by a certified physician chosen by the contract owner. The Underwritten lump sum settlement option will generally pay a larger amount than the Age Based lump sum settlement option when a contract owner is healthier than the normal population. Regardless of age or health, the Underwritten lump sum settlement amount will never be less than the Lump Sum Settlement Option amounts shown in the chart above.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate.  Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

For an additional charge of 0.15% of the Current Income Benefit Base, the contract owner can elect, at the time either Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts).  The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co-annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any surrender from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may not remove the Spousal Continuation Benefit from the contract.

Taxation of Surrenders under the 5% Lifetime Income Option

While the tax treatment for surrenders for benefits such as the 5% Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these surrenders as taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the surrender.  Please consult a qualified tax advisor.

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Investment Option	Available in:
	CPP[1]	CPPLI [2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund: Series II Shares	X	X
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund: Class II	X	X
American Century VP Value Fund: Class II	X	X
American Century Variable Portfolios II, Inc.
American Century VP Inflation Protection Fund: Class II	X	X
Dreyfus
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund- Appreciation Portfolio: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Equity-Income Portfolio: Service Class 2	X	X
VIP Freedom 2010 Portfolio: Service Class 2	X	X	X5	X
VIP Freedom 2020 Portfolio: Service Class 2	X	X	X6	X
VIP Freedom 2030 Portfolio: Service Class 2	X	X	X6
VIP Growth Portfolio: Service Class 2	X	X
VIP Investment Grade Bond Portfolio: Service Class 2	X	X
VIP Mid Cap Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Income Securities Fund: Class 2	X	X
Janus Aspen Series
Forty Portfolio: Service Shares	X	X
Lehman Brothers Advisers Management Trust
AMT Short Duration Bond Portfolio: I Class	X	X
MFS® Variable Insurance Trust
MFS Value Series: Service Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

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	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Nationwide Variable Insurance Trust (NVIT)
American Funds NVIT Asset Allocation Fund: Class II	X	X	X6	X
American Funds NVIT Bond Fund: Class II	X	X
American Funds NVIT Growth Fund: Class II	X	X
American Funds NVIT Growth-Income Fund: Class II	X	X
Lehman Brothers NVIT Core Plus Bond Fund: Class II	X	X
Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
NVIT Cardinal Aggressive Fund: Class II	X	X
NVIT Cardinal Balanced Fund: Class II	X	X	X	X
NVIT Cardinal Capital Appreciation Fund: Class II	X	X	X5	X
NVIT Cardinal Conservative Fund: Class II	X	X	X	X
NVIT Cardinal Moderate Fund: Class II	X	X	X5	X
NVIT Cardinal Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Cardinal Moderately Conservative Fund: Class II	X	X	X	X
NVIT Core Bond Fund: Class II	X	X
NVIT Government Bond Fund: Class I		X
NVIT Investor Destinations Funds
NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
NVIT Investor Destinations Moderate Fund: Class II	X	X	X5	X
NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X6	X
NVIT Investor Destinations Aggressive Fund: Class II	X	X	X6
NVIT Mid Cap Growth Fund: Class II	X	X
NVIT Mid Cap Index Fund: Class I	X	X
NVIT Money Market Fund: Class I	X	X
NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
NVIT Nationwide Fund: Class II	X	X
NVIT Short Term Bond Fund: Class II		X
NVIT U.S. Growth Leaders Fund: Class II	X	X
Van Kampen NVIT Comstock Value Fund: Class II	X	X
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA: Service Shares	X	X
Oppenheimer Main Street Fund® /VA: Service Shares	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio: Class II	X	X
T. Rowe Price Equity Income Portfolio: Class II	X	X
Van Kampen
The Universal Institutional Funds, Inc. Core Plus Fixed Income Portfolio: Class II	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

6 The five and seven year program durations are not available with this investment option.

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	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc[4]
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X5	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008:
AIM Variable Insurance Funds
AIM V.I. Basic Value Fund: Series II Shares	X	X
AIM V.I. Capital Appreciation Fund: Series II Shares	X	X
American Century Variable Portfolios, Inc.
American Century VP Vista Fund: Class II	X	X
Federated Insurance Series
Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund
VIP Contrafund® Portfolio Service Class 2	X	X
Janus Aspen Series
INTECH Risk-Managed Core Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Regency Portfolio: S Class	X	X
AMT Socially Responsive Portfolio: I Class	X	X
T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited Term Bond Portfolio: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:
American Century Variable Products, Inc.
American Century VP Ultra Fund: Class II	X	X
The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006:
Fidelity Variable Products Fund
VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust
Franklin Rising Dividends Securities Fund: Class 2	X	X
MFS Variable Insurance Trust
MFS Investors Growth Stock Series: Service Class	X	X
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:
Putnam Variable Trust
Putnam VT Growth and Income Fund: Class IB	X	X
Putnam VT Voyager Fund: Class IB	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

5 The five year program duration is not available with this investment option.

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	CPP[1]	CPPLI[2]	Enhanced CPP and CPPLI [3]	5% L.Inc and 7% L.Inc [4]
The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein Growth and Income Portfolio: Class B	X	X
American Century Variable Products, Inc.
American Century VP Income & Growth Fund: Class II	X	X
Federated Insurance Series
Federated American Leaders Fund II: Service Shares	X	X
Federated Capital Appreciation Fund II: Service Shares	X	X
Janus Aspen Series
Balanced Portfolio: Service Shares	X	X
Neuberger Berman Advisers Management Trust
AMT Mid Cap Growth Portfolio: S Class	X	X

1 Capital Preservation Plus Option

2 Capital Preservation Plus Lifetime Income Option

3 Enhanced Capital Preservation Plus and Enhanced Capital Preservation Plus Lifetime Income Option

4 5% Lifetime Income Option and 7% Lifetime Income Option

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 2.10% until the second benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.75%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 2.10% will have a lower unit value than sub-account X with charges of 1.75% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

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Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the annuitant dies. The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity**	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

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(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs has been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs has been applied to Ms. Z’s contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract.  In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member made within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the contract owner’s household.  In order to be considered for PPCs, the contract owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the contract owner or immediate family members.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value,

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and then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account;

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.75% to 3.80% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via email or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide

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variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

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Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the fixed account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less

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any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

In some states, Nationwide will allocate initial purchase payments to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

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(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

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How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while a loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

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Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares (available in contracts for which good order applications were received before May 1, 2008)

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class 2*

Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class*

Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II

to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging program.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers.  For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs.  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts.  Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or the Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

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Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office.  For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that contract year will be determined in accordance with that provision.

For example, assume a scenario whereby the purchase payment equals $100,000 and the initial free withdrawal (“w/d”) equals $10,000

Withdrawal in year 1                                                      $15,000
Less free withdrawal                                                      $10,000
Premium w/d subject to CDSC                                      $ 5,000

Withdrawal in year 2                                                      $15,000
Less free withdrawal                                                      $  9,500 = 0.10*
($100,000 – $5,000)
Premium w/d subject to CDSC                                      $ 5,500

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Nationwide Allocation Architect

NAA is not available for contracts issued on or after May 1, 2008, or to contract owners that did not elect NAA prior to May 1, 2008.

NAA will continue to be available to contract owners that elected NAA prior to May 1, 2008.  While these contract owners can continue to invest in NAA and transfer between NAA models, if the contract owner terminates participation in NAA the contract owner will not be able to re-elect NAA in the future.

Prior to annuitization, Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model.  The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk.

Participants in the program may elect one of these available models:

•	Conservative;

•	Moderately Conservative;

•	Balanced;

•	Moderate;

•	Capital Appreciation;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract.  The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.  More information about the program and the models is available in the brochure for the program.

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Nationwide Investment Advisors, LLC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, Nationwide Investment Advisors, LLC ("NIA") will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models.  In this capacity, NIA will act as a fiduciary.  Contract owners will receive a copy of NIA's Form ADV at the time of application, which contains more information about NIA's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NIA will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model.  If deemed necessary by NIA, NIA will update the models, with such updates taking effect on or about January 1 and July 1 of each year.  NIA may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts.  Currently, NIA updates the models based on information received from an independent third-party firm.  NIA reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners.  NIA takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented.  Contract owners should review these notices carefully.  If the contract owner is comfortable with the model changes, the contract owner need not take any action.  If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NIA updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service.  The reallocation will rebalance the variable account contract allocations to the updated model allocations.  If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day.  Each reallocation is considered a transfer event.  However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.

Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect.  If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center.  Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model.  Allocations to the fixed account or the GTO will remain so invested.  Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service.  Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term.  Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model.  Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract.  Any charges assessed to the contract will be taken proportionally from all investments in the contract.  A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk.  The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide.  However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time.  An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.  An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner.  Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was

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on the last day of participation in the program unless and until Nationwide is instructed otherwise.  Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances.  However, neither Nationwide nor NIA guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NIA may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models.  Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NIA affiliate, some underlying mutual funds may pay more revenue to NISC (NIA's affiliate) than others, and some underlying mutual funds may pay more revenue to Nationwide (NIA's parent company) than others.  However, NIA believes that its fiduciary responsibilities to the contract owners that elect a model outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Custom Portfolio Asset Rebalancing Service

The Custom Portfolio Asset Rebalancing Service is a tool you can use to build your own custom portfolio.  First, with the help of your financial professional, you determine your investment goals and your risk profile.  Then you find the portfolio that best matches your investment goals and risk profile.  Lastly, you customize that portfolio by selecting the funds in each assets class comprising your portfolio.  The result is your own customized portfolio.  Please note that other companies may offer portfolios with similar names (i.e. “Conservative,” “Moderately Conservative” etc.) but those portfolios may not have the same percentage of asset classes.

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the CPP Lifetime Income Option or the Lifetime Income Option.  This service is an asset rebalancing program with pre-selected asset categories determined by a independent third party from which you can choose underlying funds.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office.  You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial adviser to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form.  Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a “transfer event” as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the variable account contract value according to your current Custom Portfolio Asset Rebalancing Service allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio Asset Rebalancing Service are not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio Asset Rebalancing Service

Participation in the Custom Portfolio Asset Rebalancing Service may be terminated upon your written request.  You must reallocate your contract value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent

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annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	As a lump sum;

(2)	as an annuity (please see the “Annuity Payment Options” section for additional information); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

The applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)                 if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

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(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)         if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any monthly contract anniversary prior to the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

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B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the annuitant's age and item (3) above considers the highest contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option.  The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)
(a)           if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the contract owner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and contract owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)
(a)                if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

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(4)	The 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and the option may be elected by applicants with annuitants age 80 or younger at the time of application.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 ½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday (or the 90th birthday of the oldest annuitant if there are joint annuitants) unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date.  There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Nationwide Allocation Architect program models are not available investment options during annuitization.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

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First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or less than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $25.  The payment frequency will be changed to an interval that will result in payments of at least $25.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

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Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  No death benefit will be paid.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.

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Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 20, 2007, Nationwide and Nationwide Retirement Solutions, Inc. (NRS) were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which Nationwide and/or NRS first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, Nationwide and NRS filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, Nationwide and NRS filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  Nationwide and NRS intend to defend this case vigorously.

On July 11, 2007, Nationwide was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally

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manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, Nationwide filed a motion to dismiss.  The motion has been fully briefed.  Nationwide intends to defend this lawsuit vigorously.

On November 15, 2006, Nationwide Financial Services, Inc. (NFS), Nationwide and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NFS, Nationwide and NRS filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NFS, Nationwide and NRS filed their opposition to the plaintiff’s motion.  NFS, Nationwide and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, Nationwide filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted Nationwide’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against Nationwide remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on Nationwide’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all

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compensatory damages and costs.  On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and Nationwide were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NFS’ and Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NFS and Nationwide filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and Nationwide’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NFS and Nationwide continue to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 3330
Securities Act of 1933 Registration File No. 333-104512

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:
Invesco Trimark Investment Management, Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited

Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

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American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

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Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds).  Each VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the VIP Freedom Funds for more information.

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Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

70

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

71

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Lehman Brothers NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term total return.

Nationwide Variable Insurance Trust - NVIT Cardinal Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Cardinal Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

Nationwide Variable Insurance Trust - NVIT Cardinal Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

72

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

73

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; AIM Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

74

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein Management; JP Morgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management; Neuberger Berman Management Inc. and Wells Fargo Investment Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P., Wellington Management Company, LLP, and Deutsche Investment Management Americas Inc., doing business as Deutsche Asset Management
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:
Aberdeen Asset Management, Inc.: American Century Investment Management Inc.; Gartmore Global Partners; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

75

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Seeks to provide a high level of current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class VI
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

76

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

77

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

78

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.75%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 3.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
          5100 Rings Road, RR1-04-F4
          Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

The following underlying mutual funds were added to the variable account on May 1, 2008, therefore; no Condensed Financial Information is available:

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Nationwide Variable Insurance Trust (“NVIT”)
•	Gartmore NVIT International Equity Fund: Class VI
•	Lehman Brothers NVIT Core Plus Bond Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Neuberger Berman NVIT Socially Responsible Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class II
•	NVIT Multi-Manager International Growth: Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Real Estate Fund: Class II

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.554583	17.480903	-0.42%	56,923	2007
	15.819192	17.554583	10.97%	61,195	2006
	15.271213	15.819192	3.59%	54,440	2005
	14.023243	15.271213	8.90%	27,014	2004
	10.000000	14.023243	40.23%	2,053	2003*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.472600	16.983818	9.77%	30,461	2007
	14.847962	15.472600	4.21%	30,765	2006
	13.917742	14.847962	6.68%	14,617	2005
	13.321974	13.917742	4.47%	7,556	2004
	10.000000	13.321974	33.22%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.335577	20.999070	8.60%	24,578	2007
	16.927273	19.335577	14.23%	20,005	2006
	15.766901	16.927273	7.36%	17,574	2005
	13.921930	15.766901	13.25%	7,432	2004
	10.000000	13.921930	39.22%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.612985	18.144090	3.02%	11,310	2007
	15.323276	17.612985	14.94%	11,265	2006
	14.910135	15.323276	2.77%	13,359	2005
	13.644490	14.910135	9.28%	14,930	2004
	10.000000	13.644490	36.44%	2,368	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.282891	20.230378	-0.26%	1,825	2007
	18.076044	20.282891	12.21%	1,843	2006
	17.252945	18.076044	4.77%	1,911	2005
	14.747238	17.252945	16.99%	2,751	2004
	10.000000	14.747238	47.47%	1,254	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.501112	17.118633	-2.19%	2,436	2007
	15.248165	17.501112	14.78%	2,472	2006
	14.848231	15.248165	2.69%	2,514	2005
	13.424590	14.848231	10.60%	2,559	2004
	10.000000	13.424590	34.25%	1,580	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.879788	23.029555	15.84%	0	2007
	16.219636	19.879788	22.57%	0	2006
	14.594814	16.219636	11.13%	0	2005
	12.942484	14.594814	12.77%	0	2004
	10.000000	12.942484	29.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.291063	17.711094	15.83%	23,005	2007
	12.463621	15.291063	22.69%	12,518	2006
	11.228277	12.463621	11.00%	13,074	2005
	10.000000	11.228277	12.28%	2,898	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.201290	12.654442	-4.14%	45,745	2007
	11.175422	13.201290	18.13%	21,204	2006
	10.000000	11.175422	11.75%	4,836	2005*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.430767	15.944540	18.72%	30,230	2007
	14.148820	13.430767	-5.08%	30,212	2006
	14.121250	14.148820	0.20%	31,358	2005
	12.996439	14.121250	8.65%	7,997	2004
	10.000000	12.996439	29.96%	1,900	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.225035	16.953772	-6.98%	86,699	2007
	15.657686	18.225035	16.40%	69,692	2006
	15.198000	15.657686	3.02%	48,360	2005
	13.548279	15.198000	12.18%	27,344	2004
	10.000000	13.548279	35.48%	4,767	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.112298	16.603147	37.08%	18,702	2007
	11.322577	12.112298	6.97%	5,941	2006
	10.000000	11.322577	13.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.744215	11.557301	7.57%	114,503	2007
	10.764197	10.744215	-0.19%	103,664	2006
	10.786832	10.764197	-0.21%	83,724	2005
	10.376039	10.786832	3.96%	36,273	2004
	10.000000	10.376039	3.76%	888	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.597299	20.102320	-2.40%	28,474	2007
	18.322676	20.597299	12.41%	31,107	2006
	17.390155	18.322676	5.36%	25,651	2005
	14.521723	17.390155	19.75%	12,320	2004
	10.000000	14.521723	45.22%	273	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.705238	17.230487	3.14%	105,879	2007
	14.757838	16.705238	13.20%	92,999	2006
	14.382267	14.757838	2.61%	72,780	2005
	13.265137	14.382267	8.42%	38,967	2004
	10.000000	13.265137	32.65%	2,338	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.198002	15.953656	4.97%	38,292	2007
	13.310580	15.198002	14.18%	51,956	2006
	13.011223	13.310580	2.30%	32,641	2005
	12.636845	13.011223	2.96%	19,313	2004
	10.000000	12.636845	26.37%	0	2003*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.821007	13.789376	-12.84%	290	2007
	15.554423	15.821007	1.71%	290	2006
	14.997346	15.554423	3.71%	555	2005
	13.746125	14.997346	9.10%	768	2004
	10.000000	13.746125	37.46%	290	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.832353	14.905259	-11.45%	0	2007
	14.706920	16.832353	14.45%	0	2006
	14.285809	14.706920	2.95%	206	2005
	13.278623	14.285809	7.59%	203	2004
	10.000000	13.278623	32.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.463850	16.656504	7.71%	0	2007
	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.274298	9.943626	-3.22%	17,890	2007
	10.000000	10.274298	2.74%	11,677	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.513347	10.859284	3.29%	169,012	2007
	10.296493	10.513347	2.11%	135,386	2006
	10.376971	10.296493	-0.78%	107,568	2005
	10.222441	10.376971	1.51%	32,420	2004
	10.000000	10.222441	2.22%	6,380	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.934891	21.820476	15.24%	461,345	2007
	17.294168	18.934891	9.49%	387,870	2006
	15.089314	17.294168	14.61%	236,568	2005
	13.336337	15.089314	13.14%	106,678	2004
	10.000000	13.336337	33.36%	452	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.304969	21.898425	43.08%	73,559	2007
	13.357393	15.304969	14.58%	56,123	2006
	10.000000	13.357393	33.57%	16,697	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.269816	18.176748	-0.51%	182,146	2007
	15.504390	18.269816	17.84%	155,265	2006
	14.947116	15.504390	3.73%	115,192	2005
	13.676909	14.947116	9.29%	59,804	2004
	10.000000	13.676909	36.77%	1,829	2003*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.488747	12.237236	6.51%	18,713	2007
	10.670550	11.488747	7.67%	21,651	2006
	10.000000	10.670550	6.71%	909	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.047375	13.015105	8.03%	199,962	2007
	10.976545	12.047375	9.76%	117,671	2006
	10.000000	10.976545	9.77%	88,120	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.409354	13.541827	9.13%	32,390	2007
	11.184232	12.409354	10.95%	26,220	2006
	10.000000	11.184232	11.84%	21,638	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.197310	18.910316	24.43%	84,871	2007
	14.513399	15.197310	4.71%	63,785	2006
	14.000748	14.513399	3.66%	42,058	2005
	13.818654	14.000748	1.32%	26,773	2004
	10.000000	13.818654	38.19%	615	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.436487	25.422593	13.31%	230,176	2007
	20.315297	22.436487	10.44%	195,611	2006
	17.519636	20.315297	15.96%	147,988	2005
	14.304553	17.519636	22.48%	79,588	2004
	10.000000	14.304553	43.05%	3,470	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.300753	22.064612	3.59%	9,843	2007
	18.687545	21.300753	13.98%	12,936	2006
	18.568815	18.687545	0.64%	12,088	2005
	16.601913	18.568815	11.85%	6,098	2004
	10.000000	16.601913	66.02%	1,021	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.193606	25.521269	14.99%	1,594	2007
	19.179150	22.193606	15.72%	1,746	2006
	16.433121	19.179150	16.71%	2,702	2005
	14.760564	16.433121	11.33%	2,702	2004
	10.000000	14.760564	47.61%	1,040	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.860462	17.089649	15.00%	141,712	2007
	12.837627	14.860462	15.76%	124,438	2006
	11.003353	12.837627	16.67%	68,958	2005
	10.000000	11.003353	10.03%	33,488	2004*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.780356	11.023236	2.25%	1,527,835	2007
	10.536024	10.780356	2.32%	573,993	2006
	10.523767	10.536024	0.12%	108,330	2005
	10.280466	10.523767	2.37%	42,181	2004
	10.000000	10.280466	2.80%	1,087	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.085844	11.299943	1.93%	321,073	2007
	10.000000	11.085844	10.86%	46,305	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.768456	16.030637	-4.40%	143,427	2007
	14.571240	16.768456	15.08%	163,966	2006
	14.338735	14.571240	1.62%	151,473	2005
	13.147979	14.338735	9.06%	94,812	2004
	10.000000	13.147979	31.48%	2,163	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.461905	20.582439	-4.10%	86,628	2007
	18.672305	21.461905	14.94%	71,941	2006
	17.472125	18.672305	6.87%	55,135	2005
	14.370679	17.472125	21.58%	23,823	2004
	10.000000	14.370679	43.71%	1,964	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.937169	20.149958	26.43%	97,624	2007
	12.655507	15.937169	25.93%	46,638	2006
	10.000000	12.655507	26.56%	19,495	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.657060	23.430527	13.43%	7,165	2007
	17.311415	20.657060	19.33%	8,415	2006
	15.992577	17.311415	8.25%	8,547	2005
	13.732826	15.992577	16.46%	16,720	2004
	10.000000	13.732826	37.33%	1,545	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.838451	16.829070	13.42%	824,880	2007
	12.433552	14.838451	19.34%	372,803	2006
	11.490111	12.433552	8.21%	126,372	2005
	10.000000	11.490111	14.90%	55,309	2004*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.828109	11.811239	9.08%	96,459	2007
	9.766142	10.828109	10.87%	54,451	2006
	10.000000	9.766142	-2.34%	15,005	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.048292	15.220939	8.35%	0	2007
	12.949158	14.048292	8.49%	0	2006
	12.241351	12.949158	5.78%	0	2005
	11.505218	12.241351	6.40%	0	2004
	10.000000	11.505218	15.05%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.092574	22.943703	34.23%	16,741	2007
	15.942807	17.092574	7.21%	922	2006
	14.415779	15.942807	10.59%	842	2005
	12.437665	14.415779	15.90%	872	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.642472	17.352307	4.27%	3,339	2007
	15.291335	16.642472	8.84%	592	2006
	14.031702	15.291335	8.98%	621	2005
	12.158184	14.031702	15.41%	652	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.292247	39.355413	25.77%	1,003	2007
	21.719936	31.292247	44.07%	1,003	2006
	16.754159	21.719936	29.64%	1,003	2005
	14.367666	16.754159	16.61%	1,003	2004
	10.000000	14.367666	43.68%	540	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.245256	26.730950	25.82%	137,902	2007
	14.739596	21.245256	44.14%	80,479	2006
	11.363048	14.739596	29.72%	3,662	2005
	10.000000	11.363048	13.63%	1,702	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.145287	10.442362	2.93%	1,271,687	2007
	9.909111	10.145287	2.38%	511,016	2006
	9.941633	9.909111	-0.33%	85,189	2005
	10.040481	9.941633	-0.98%	23,196	2004
	10.000000	10.040481	0.40%	3,302	2003*

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.561211	15.882140	9.07%	49,543	2007
	13.811057	14.561211	5.43%	53,140	2006
	13.486320	13.811057	2.41%	58,958	2005
	12.594868	13.486320	7.08%	32,318	2004
	10.000000	12.594868	25.95%	3,653	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.282573	19.324816	5.70%	134,402	2007
	15.440964	18.282573	18.40%	87,397	2006
	14.760636	15.440964	4.61%	50,506	2005
	13.083772	14.760636	12.82%	21,737	2004
	10.000000	13.083772	30.84%	2,294	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.547415	15.352476	-1.25%	20,564	2007
	15.034039	15.547415	3.41%	20,717	2006
	14.870180	15.034039	1.10%	14,657	2005
	13.528240	14.870180	9.92%	7,112	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.087322	14.284162	1.40%	1,003,437	2007
	11.613662	14.087322	21.30%	454,872	2006
	10.000000	11.613662	16.14%	19,154	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.922567	21.515863	20.05%	2,624	2007
	15.935082	17.922567	12.47%	2,665	2006
	14.298544	15.935082	11.45%	2,711	2005
	12.542169	14.298544	14.00%	2,757	2004
	10.000000	12.542169	25.42%	1,141	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.563708	12.719487	1.24%	46,347	2007
	11.526436	12.563708	9.00%	38,038	2006
	10.000000	11.526436	15.26%	3,138	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.965747	16.879012	5.72%	1,270,266	2007
	14.291049	15.965747	11.72%	552,007	2006
	13.611475	14.291049	4.99%	32,795	2005
	12.229791	13.611475	11.30%	0	2004
	10.000000	12.229791	22.30%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.434128	10.880072	4.27%	3,010,520	2007
	10.000000	10.434128	4.34%	859,430	2006*

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.416259	10.538162	1.17%	378,479	2007
	10.000000	10.416259	4.16%	48,099	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.715931	12.039659	12.35%	261,888	2007
	10.000000	10.715931	7.16%	88,162	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.243775	11.260943	9.93%	520,738	2007
	10.000000	10.243775	2.44%	163,222	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.776234	-2.24%	238,781	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.077197	14.263038	1.32%	17,043	2007
	12.953685	14.077197	8.67%	17,144	2006
	12.877246	12.953685	0.59%	17,214	2005
	11.904593	12.877246	8.17%	24,544	2004
	10.000000	11.904593	19.05%	28,638	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.321282	11.474465	1.35%	43,514	2007
	10.418162	11.321282	8.67%	48,257	2006
	10.000000	10.418162	4.18%	31,801	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	34.329087	48.966528	42.64%	849	2007
	25.630840	34.329087	33.94%	849	2006
	19.712603	25.630840	30.02%	849	2005
	16.659025	19.712603	18.33%	866	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.470158	29.250342	42.89%	71,083	2007
	15.256471	20.470158	34.17%	59,144	2006
	11.719770	15.256471	30.18%	44,989	2005
	10.000000	11.719770	17.20%	26,680	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.244207	26.236696	17.95%	118	2007
	16.485381	22.244207	34.93%	123	2006
	15.800508	16.485381	4.33%	127	2005
	12.412884	15.800508	27.29%	187	2004
	10.000000	12.412884	24.13%	53	2003*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.665712	20.984179	-3.15%	101	2007
	18.362497	21.665712	17.99%	105	2006
	16.869048	18.362497	8.85%	108	2005
	14.217426	16.869048	18.65%	143	2004
	10.000000	14.217426	42.17%	46	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.497385	11.050957	5.27%	1,347,968	2007
	10.338406	10.497385	1.54%	557,369	2006
	10.189502	10.338406	1.46%	86,796	2005
	10.043359	10.189502	1.46%	22,084	2004
	10.000000	10.043359	0.43%	744	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.624588	17.333588	10.94%	807	2007
	15.524310	15.624588	0.65%	811	2006
	14.604297	15.524310	6.30%	815	2005
	13.818993	14.604297	5.68%	836	2004
	10.000000	13.818993	38.19%	46	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.518349	11.674239	10.99%	36,293	2007
	10.452532	10.518349	0.63%	29,487	2006
	9.828804	10.452532	6.35%	14,739	2005
	10.000000	9.828804	-1.71%	11,528	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.835236	11.644002	7.46%	11,808	2007
	10.000000	10.835236	8.35%	4,723	2006*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.349615	17.587905	7.57%	47,627	2007
	16.157720	16.349615	1.19%	31,218	2006
	15.263895	16.157720	5.86%	25,778	2005
	13.727977	15.263895	11.19%	10,870	2004
	10.000000	13.727977	37.28%	956	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.673956	12.085719	3.53%	435,001	2007
	11.191464	11.673956	4.31%	310,529	2006
	11.025641	11.191464	1.50%	369,029	2005
	10.723133	11.025641	2.82%	317,539	2004
	10.000000	10.723133	7.23%	24,714	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.170301	13.696706	4.00%	577,550	2007
	12.362921	13.170301	6.53%	487,133	2006
	12.042290	12.362921	2.66%	323,178	2005
	11.437925	12.042290	5.28%	170,274	2004
	10.000000	11.437925	14.38%	18,165	2003*

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.872451	15.437685	3.80%	1,862,090	2007
	13.593344	14.872451	9.41%	1,366,364	2006
	13.132916	13.593344	3.51%	861,297	2005
	12.203108	13.132916	7.62%	463,596	2004
	10.000000	12.203108	22.03%	15,603	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.001173	17.729297	4.28%	1,574,411	2007
	15.106544	17.001173	12.54%	925,832	2006
	14.359307	15.106544	5.20%	262,657	2005
	13.038300	14.359307	10.13%	183,968	2004
	10.000000	13.038300	30.38%	2,862	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.700744	19.466359	4.09%	240,846	2007
	16.285762	18.700744	14.83%	258,711	2006
	15.356948	16.285762	6.05%	217,961	2005
	13.707728	15.356948	12.03%	95,345	2004
	10.000000	13.707728	37.08%	1,984	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.486567	17.610346	6.82%	695,511	2007
	15.303416	16.486567	7.73%	238,132	2006
	14.210960	15.303416	7.69%	17,393	2005
	12.554261	14.210960	13.20%	5,745	2004
	10.000000	12.554261	25.54%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.332334	20.427933	5.67%	30,626	2007
	17.905052	19.332334	7.97%	21,368	2006
	16.256166	17.905052	10.14%	18,512	2005
	14.296525	16.256166	13.71%	18,996	2004
	10.000000	14.296525	42.97%	1,828	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.152993	10.452394	2.95%	711,569	2007
	9.885496	10.152993	2.71%	294,853	2006
	9.799630	9.885496	0.88%	183,812	2005
	9.893901	9.799630	-0.95%	50,182	2004
	10.000000	9.893901	-1.06%	34,800	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.396244	21.589059	0.90%	816	2007
	17.790715	21.396244	20.27%	816	2006
	16.197590	17.790715	9.84%	816	2005
	13.738380	16.197590	17.90%	816	2004
	10.000000	13.738380	37.38%	0	2003*

89

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.131435	15.266276	0.89%	777,542	2007
	12.581194	15.131435	20.27%	274,019	2006
	11.453079	12.581194	9.85%	51,039	2005
	10.000000	11.453079	14.53%	12,421	2004*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.299337	20.323216	-8.86%	22,334	2007
	19.381755	22.299337	15.05%	17,786	2006
	19.192160	19.381755	0.99%	14,966	2005
	16.696167	19.192160	14.95%	20,664	2004
	10.000000	16.696167	66.96%	698	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.638995	20.659969	0.10%	113,624	2007
	18.796627	20.638995	9.80%	104,574	2006
	17.079751	18.796627	10.05%	32,692	2005
	14.634859	17.079751	16.71%	22,781	2004
	10.000000	14.634859	46.35%	768	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.534481	17.525749	6.00%	995,030	2007
	14.839520	16.534481	11.42%	412,222	2006
	14.109763	14.839520	5.17%	8,386	2005
	13.111059	14.109763	7.62%	5,959	2004
	10.000000	13.111059	31.11%	6,009	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.539267	19.497984	17.89%	1,030	2007
	15.209158	16.539267	8.75%	1,030	2006
	15.600234	15.209158	-2.51%	1,030	2005
	15.262596	15.600234	2.21%	1,030	2004
	10.000000	15.262596	52.63%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.542288	13.596498	17.80%	11,719	2007
	10.564328	11.542288	9.26%	6,383	2006
	10.835965	10.564328	-2.51%	4,191	2005
	10.000000	10.835965	8.36%	2,479	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.616106	21.133775	19.97%	19,098	2007
	18.020086	17.616106	-2.24%	19,241	2006
	16.419196	18.020086	9.75%	8,591	2005
	14.907895	16.419196	10.14%	1,907	2004
	10.000000	14.907895	49.08%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.145324	17.361358	-4.32%	842,114	2007
	15.981000	18.145324	13.54%	457,159	2006
	15.646565	15.981000	2.14%	107,315	2005
	13.601345	15.646565	15.04%	44,637	2004
	10.000000	13.601345	36.01%	0	2003*

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.797281	12.125745	2.78%	94,129	2007
	11.452724	11.797281	3.01%	50,630	2006
	11.407467	11.452724	0.40%	33,886	2005
	10.898535	11.407467	4.67%	8,694	2004
	10.000000	10.898535	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.556184	17.400525	11.86%	75,553	2007
	14.703095	15.556184	5.80%	73,189	2006
	14.270341	14.703095	3.03%	58,874	2005
	13.623204	14.270341	4.75%	22,838	2004
	10.000000	13.623204	36.23%	1,397	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.799883	23.760837	4.21%	5,711	2007
	19.771731	22.799883	15.32%	5,711	2006
	17.642303	19.771731	12.07%	5,711	2005
	15.104878	17.642303	16.80%	5,711	2004
	10.000000	15.104878	51.05%	402	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.873968	15.497557	4.19%	160,986	2007
	12.894589	14.873968	15.35%	171,349	2006
	11.507127	12.894589	12.06%	105,432	2005
	10.000000	11.507127	15.07%	36,056	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.535678	-4.64%	8,296	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.876681	13.568598	-2.22%	24,177	2007
	12.930195	13.876681	7.32%	33,325	2006
	12.901188	12.930195	0.22%	28,021	2005
	12.076446	12.901188	6.83%	16,095	2004
	10.000000	12.076446	20.76%	912	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.437065	16.818258	2.32%	956,504	2007
	14.577583	16.437065	12.76%	494,144	2006
	14.030984	14.577583	3.90%	60,397	2005
	13.084249	14.030984	7.24%	24,084	2004
	10.000000	13.084249	30.84%	2,029	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.444172	20.773571	-3.13%	231,883	2007
	19.034924	21.444172	12.66%	106,522	2006
	17.657508	19.034924	7.80%	13,085	2005
	15.079668	17.657508	17.09%	6,947	2004
	10.000000	15.079668	50.80%	73	2003*

91

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.785091	14.570845	-7.69%	6,432	2007
	13.860142	15.785091	13.89%	8,355	2006
	13.405421	13.860142	3.39%	8,283	2005
	12.279684	13.405421	9.17%	2,011	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.976776	21.267332	6.46%	926	2007
	15.918898	19.976776	25.49%	952	2006
	14.440241	15.918898	10.24%	980	2005
	12.648853	14.440241	14.16%	1,010	2004
	10.000000	12.648853	26.49%	526	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.005932	13.482437	3.66%	245	2007
	12.554562	13.005932	3.60%	2,573	2006
	12.089308	12.554562	3.85%	2,604	2005
	11.715038	12.089308	3.19%	2,631	2004
	10.000000	11.715038	17.15%	245	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.013255	13.275860	10.51%	382,741	2007
	11.183366	12.013255	7.42%	44,223	2006
	10.000000	11.183366	11.83%	10,580	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.255971	12.405127	1.22%	228,409	2007
	10.513147	12.255971	16.58%	151,157	2006
	10.000000	10.513147	5.13%	37,935	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.231131	10.576560	3.38%	106,673	2007
	10.009904	10.231131	2.21%	60,244	2006
	10.000000	10.009904	0.10%	28,807	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.727232	11.088437	3.37%	1,075,069	2007
	10.542363	10.727232	1.75%	435,666	2006
	10.323495	10.542363	2.12%	68,579	2005
	10.096155	10.323495	2.25%	10,234	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	174	2004
	10.000000	12.552802	25.53%	177	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.956245	22.720322	-18.73%	79,298	2007
	20.667393	27.956245	35.27%	58,850	2006
	18.016422	20.667393	14.71%	53,218	2005
	13.476102	18.016422	33.69%	34,522	2004
	10.000000	13.476102	34.76%	468	2003*

92

Maximum Additional Contract Options Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.012960	14.659219	-2.36%	0	2007
	13.794827	15.012960	8.83%	0	2006
	13.578810	13.794827	1.59%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.223485	14.232819	7.63%	0	2007
	12.939240	13.223485	2.20%	0	2006
	12.367016	12.939240	4.63%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.600696	17.678326	6.49%	0	2007
	14.818833	16.600696	12.02%	0	2006
	14.074319	14.818833	5.29%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.751347	14.900720	1.01%	0	2007
	13.085942	14.751347	12.73%	0	2006
	12.983456	13.085942	0.79%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.413558	17.030737	-2.20%	0	2007
	15.824010	17.413558	10.05%	0	2006
	15.400308	15.824010	2.75%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.959621	14.348093	-4.09%	0	2007
	13.290058	14.959621	12.56%	0	2006
	13.195892	13.290058	0.71%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	17.966962	20.409125	13.59%	0	2007
	14.947150	17.966962	20.20%	0	2006
	13.714186	14.947150	8.99%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.518462	16.489377	13.58%	0	2007
	12.066509	14.518462	20.32%	0	2006
	11.084219	12.066509	8.86%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.780407	12.012707	-6.01%	0	2007
	11.031780	12.780407	15.85%	0	2006
	10.000000	11.031780	10.32%	0	2005*

93

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.311212	13.167296	16.41%	0	2007
	12.150380	11.311212	-6.91%	0	2006
	12.365113	12.150380	-1.74%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.531370	14.166992	-8.78%	0	2007
	13.605749	15.531370	14.15%	0	2006
	13.465908	13.605749	1.04%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.726009	15.761436	34.41%	0	2007
	11.177133	11.726009	4.91%	0	2006
	10.000000	11.177133	11.77%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.834753	10.373323	5.48%	0	2007
	10.046807	9.834753	-2.11%	0	2006
	10.265921	10.046807	-2.13%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.649280	16.890078	-4.30%	0	2007
	16.008966	17.649280	10.25%	0	2006
	15.492793	16.008966	3.33%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.180498	14.341974	1.14%	0	2007
	12.773706	14.180498	11.01%	0	2006
	12.693362	12.773706	0.63%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.058062	13.440795	2.93%	0	2007
	11.661223	13.058062	11.98%	0	2006
	11.623062	11.661223	0.33%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.639639	11.656769	-14.54%	0	2007
	13.673595	13.639639	-0.25%	0	2006
	13.442997	13.673595	1.72%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.665966	12.734256	-13.17%	0	2007
	13.065987	14.665966	12.25%	0	2006
	12.941392	13.065987	0.96%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.265963	14.011316	5.62%	0	2007
	11.890455	13.265963	11.57%	0	2006
	12.133903	11.890455	-2.01%	0	2005

94

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.142148	9.624772	-5.10%	0	2007
	10.000000	10.142148	1.42%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.616759	9.740100	1.28%	0	2007
	9.603612	9.616759	0.14%	0	2006
	9.869021	9.603612	-2.69%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.351011	18.476585	13.00%	0	2007
	15.227818	16.351011	7.38%	0	2006
	13.547476	15.227818	12.40%	0	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.817090	20.788203	40.30%	0	2007
	13.185947	14.817090	12.37%	0	2006
	10.000000	13.185947	31.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.616996	15.235299	-2.44%	0	2007
	13.513628	15.616996	15.56%	0	2006
	13.284026	13.513628	1.73%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.122334	11.616642	4.44%	0	2007
	10.533354	11.122334	5.59%	0	2006
	10.000000	10.533354	5.33%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.663195	12.355120	5.93%	0	2007
	10.835446	11.663195	7.64%	0	2006
	10.000000	10.835446	8.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.013634	12.855140	7.00%	0	2007
	11.040484	12.013634	8.81%	0	2006
	10.000000	11.040484	10.40%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.724165	15.525274	22.01%	0	2007
	12.390566	12.724165	2.69%	0	2006
	12.187861	12.390566	1.66%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.844660	9.870784	0.27%	0	2007
	9.810733	9.844660	0.35%	0	2006
	9.992035	9.810733	-1.81%	0	2005

95

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.301339	22.556068	11.11%	0	2007
	18.743522	20.301339	8.31%	0	2006
	16.481775	18.743522	13.72%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.249183	22.832651	12.76%	0	2007
	17.842888	20.249183	13.49%	0	2006
	15.588613	17.842888	14.46%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.109642	15.910769	12.77%	0	2007
	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.624043	17.901074	1.57%	0	2007
	15.765895	17.624043	11.79%	0	2006
	15.973689	15.765895	-1.30%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.943300	10.937815	-0.05%	0	2007
	10.000000	10.943300	9.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.415865	13.513539	-6.26%	0	2007
	12.773174	14.415865	12.86%	0	2006
	12.816469	12.773174	-0.34%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.327485	17.234534	-5.96%	0	2007
	16.258816	18.327485	12.72%	0	2006
	15.512763	16.258816	4.81%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.429144	19.128556	23.98%	0	2007
	12.492966	15.429144	23.50%	0	2006
	10.000000	12.492966	24.93%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.337565	20.395313	11.22%	0	2007
	15.669675	18.337565	17.03%	0	2006
	14.760482	15.669675	6.16%	0	2005

96

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.088813	15.668266	11.21%	0	2007
	12.037469	14.088813	17.04%	0	2006
	11.342759	12.037469	6.12%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.482700	11.212221	6.96%	0	2007
	9.640461	10.482700	8.74%	0	2006
	10.000000	9.640461	-3.60%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.392289	13.165706	6.24%	0	2007
	11.647334	12.392289	6.40%	0	2006
	11.227146	11.647334	3.74%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.883455	19.590174	31.62%	0	2007
	14.155331	14.883455	5.14%	0	2006
	13.051051	14.155331	8.46%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.494319	15.841093	2.24%	0	2007
	14.516306	15.494319	6.74%	0	2006
	13.582327	14.516306	6.88%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	27.439709	33.839633	23.32%	0	2007
	19.420164	27.439709	41.29%	0	2006
	15.274406	19.420164	27.14%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.172303	24.887798	23.38%	0	2007
	14.270222	20.172303	41.36%	0	2006
	11.217266	14.270222	27.22%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.389706	9.476774	0.93%	0	2007
	9.351454	9.389706	0.41%	0	2006
	9.566653	9.351454	-2.25%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.319166	13.175488	6.95%	0	2007
	11.914327	12.319166	3.40%	0	2006
	11.862922	11.914327	0.43%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.875308	16.454133	3.65%	0	2007
	13.671397	15.875308	16.12%	0	2006
	13.325943	13.671397	2.59%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.331942	12.908722	-3.17%	0	2007
	13.145343	13.331942	1.42%	0	2006
	13.257649	13.145343	-0.85%	0	2005

97

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.638175	13.559857	-0.57%	0	2007
	11.464420	13.638175	18.96%	0	2006
	10.000000	11.464420	14.64%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.201889	19.072189	17.72%	0	2007
	14.688554	16.201889	10.30%	0	2006
	13.439055	14.688554	9.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.163042	12.074299	-0.73%	0	2007
	11.378327	12.163042	6.90%	0	2006
	10.000000	11.378327	13.78%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.864151	15.408870	3.66%	0	2007
	13.566589	14.864151	9.56%	0	2006
	13.175477	13.566589	2.97%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.299898	10.531297	2.25%	0	2007
	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282293	10.200400	-0.80%	0	2007
	10.000000	10.282293	2.82%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.578078	11.653767	10.17%	0	2007
	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.111944	10.899890	7.79%	0	2007
	10.000000	10.111944	1.12%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.649399	-3.51%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.097401	12.018831	-0.65%	0	2007
	11.350715	12.097401	6.58%	0	2006
	11.505624	11.350715	-1.35%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.960244	10.892603	-0.62%	0	2007
	10.284179	10.960244	6.57%	0	2006
	10.000000	10.284179	2.84%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	30.453303	42.594547	39.87%	0	2007
	23.184032	30.453303	31.35%	0	2006
	18.180939	23.184032	27.52%	0	2005

98

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.436247	27.233590	40.12%	0	2007
	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	19.758920	22.852496	15.66%	0	2007
	14.931220	19.758920	32.33%	0	2006
	14.592294	14.931220	2.32%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.806978	17.861091	-5.03%	0	2007
	16.252979	18.806978	15.71%	0	2006
	15.224606	16.252979	6.75%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.670379	9.982456	3.23%	0	2007
	9.711197	9.670379	-0.42%	0	2006
	9.759537	9.711197	-0.50%	0	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.074138	14.222254	8.78%	0	2007
	13.245808	13.074138	-1.30%	0	2006
	12.705843	13.245808	4.25%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	9.986623	10.868627	8.83%	0	2007
	10.119375	9.986623	-1.31%	0	2006
	9.702624	10.119375	4.30%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.695832	11.270696	5.37%	0	2007
	10.000000	10.695832	6.96%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.629296	10.790269	1.51%	0	2007
	10.390346	10.629296	2.30%	0	2006
	10.437691	10.390346	-0.45%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.793889	12.026846	1.98%	0	2007
	11.288574	11.793889	4.48%	0	2006
	11.212005	11.288574	0.68%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.121408	13.355303	1.78%	0	2007
	12.228706	13.121408	7.30%	0	2006
	12.046786	12.228706	1.51%	0	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.801163	15.134962	2.26%	0	2007
	13.410273	14.801163	10.37%	0	2006
	12.997544	13.410273	3.18%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.079834	16.412701	2.07%	0	2007
	14.278631	16.079834	12.61%	0	2006
	13.728953	14.278631	4.00%	0	2005

99

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.348913	16.076344	4.74%	0	2007
	14.527662	15.348913	5.65%	0	2006
	13.755734	14.527662	5.61%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.420931	17.014169	3.61%	0	2007
	15.507712	16.420931	5.89%	0	2006
	14.356280	15.507712	8.02%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.475018	9.564767	0.95%	0	2007
	9.406801	9.475018	0.73%	0	2006
	9.508472	9.406801	-1.07%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	19.920267	19.708843	-1.06%	0	2007
	16.889033	19.920267	17.95%	0	2006
	15.678961	16.889033	7.72%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.366981	14.213079	-1.07%	0	2007
	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	13.815350	14.572744	5.48%	0	2007
	13.921869	13.815350	-0.77%	0	2006
	13.410148	13.921869	3.82%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.354132	16.402117	-10.64%	0	2007
	16.266429	18.354132	12.83%	0	2006
	16.423930	16.266429	-0.96%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.561147	17.237086	-1.85%	0	2007
	16.308078	17.561147	7.68%	0	2006
	15.109711	16.308078	7.93%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.108842	14.663935	3.93%	0	2007
	12.911490	14.108842	9.27%	0	2006
	12.517880	12.911490	3.14%	0	2005

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	13.944105	16.119005	15.60%	0	2007
	13.074896	13.944105	6.65%	0	2006
	13.674823	13.074896	-4.39%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	10.958936	12.658381	15.51%	0	2007
	10.227681	10.958936	7.15%	0	2006
	10.696968	10.227681	-4.39%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.549042	17.115009	17.64%	0	2007
	15.175497	14.549042	-4.13%	0	2006
	14.099104	15.175497	7.63%	0	2005

100

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.536906	14.576545	-6.18%	0	2007
	13.952728	15.536906	11.35%	0	2006
	13.929315	13.952728	0.17%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.588542	10.671803	0.79%	0	2007
	10.481401	10.588542	1.02%	0	2006
	10.645272	10.481401	-1.54%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.059326	14.323655	9.68%	0	2007
	12.585935	13.059326	3.76%	0	2006
	12.455627	12.585935	1.05%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.831938	20.265922	2.19%	0	2007
	17.536096	19.831938	13.09%	0	2006
	15.954979	17.536096	9.91%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.122532	14.428504	2.17%	0	2007
	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.411973	-5.88%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.811129	11.324339	-4.12%	0	2007
	11.221920	11.811129	5.25%	0	2006
	11.416950	11.221920	-1.71%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.115909	14.162440	0.33%	0	2007
	12.765120	14.115909	10.58%	0	2006
	12.528010	12.765120	1.89%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.113277	17.205556	-5.01%	0	2007
	16.394429	18.113277	10.48%	0	2006
	15.506934	16.394429	5.72%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.695994	13.301630	-9.49%	0	2007
	13.157542	14.695994	11.69%	0	2006
	12.976060	13.157542	1.40%	0	2005

101

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	18.598562	19.415091	4.39%	0	2007
	15.111934	18.598562	23.07%	0	2006
	13.977747	15.111934	8.11%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.108428	12.307992	1.65%	0	2007
	11.918091	12.108428	1.60%	0	2006
	11.702042	11.918091	1.85%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.630140	12.602623	8.36%	0	2007
	11.039624	11.630140	5.35%	0	2006
	10.000000	11.039624	10.40%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.865156	11.776041	-0.75%	0	2007
	10.377978	11.865156	14.33%	0	2006
	10.000000	10.377978	3.78%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.904742	10.040068	1.37%	0	2007
	9.881141	9.904742	0.24%	0	2006
	10.000000	9.881141	-1.19%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.986683	10.122279	1.36%	0	2007
	10.007578	9.986683	-0.21%	0	2006
	9.992533	10.007578	0.15%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.628353	13.967829	2.49%	0	2007
	12.764163	13.628353	6.77%	0	2006
	11.812695	12.764163	8.05%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	24.616646	19.616900	-20.31%	0	2007
	18.555921	24.616646	32.66%	0	2006
	16.493701	18.555921	12.50%	0	2005

102

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

103

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

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Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

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If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s

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investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:

The greater of :

1. (a) minus (c) or

2. (b) minus (c),

where (a) is your account value immediately before the distribution, (b) is your Guaranteed Lifetime Amount immediately before the distribution, and (c) is the remaining investment in the Contract.

In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

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•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

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The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

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(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by

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one for each year thereafter; or (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

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sai.htm

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life Insurance Company by writing: 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS' board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.25% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2007 consolidated financial statements and schedules of Nationwide Life Insurance Company contains an explanatory paragraph that states that Nationwide Life Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

No Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.554583	17.480903	-0.42%	56,923	2007
	15.819192	17.554583	10.97%	61,195	2006
	15.271213	15.819192	3.59%	54,440	2005
	14.023243	15.271213	8.90%	27,014	2004
	10.000000	14.023243	40.23%	2,053	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.472600	16.983818	9.77%	30,461	2007
	14.847962	15.472600	4.21%	30,765	2006
	13.917742	14.847962	6.68%	14,617	2005
	13.321974	13.917742	4.47%	7,556	2004
	10.000000	13.321974	33.22%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.335577	20.999070	8.60%	24,578	2007
	16.927273	19.335577	14.23%	20,005	2006
	15.766901	16.927273	7.36%	17,574	2005
	13.921930	15.766901	13.25%	7,432	2004
	10.000000	13.921930	39.22%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.612985	18.144090	3.02%	11,310	2007
	15.323276	17.612985	14.94%	11,265	2006
	14.910135	15.323276	2.77%	13,359	2005
	13.644490	14.910135	9.28%	14,930	2004
	10.000000	13.644490	36.44%	2,368	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.282891	20.230378	-0.26%	1,825	2007
	18.076044	20.282891	12.21%	1,843	2006
	17.252945	18.076044	4.77%	1,911	2005
	14.747238	17.252945	16.99%	2,751	2004
	10.000000	14.747238	47.47%	1,254	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.501112	17.118633	-2.19%	2,436	2007
	15.248165	17.501112	14.78%	2,472	2006
	14.848231	15.248165	2.69%	2,514	2005
	13.424590	14.848231	10.60%	2,559	2004
	10.000000	13.424590	34.25%	1,580	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.879788	23.029555	15.84%	0	2007
	16.219636	19.879788	22.57%	0	2006
	14.594814	16.219636	11.13%	0	2005
	12.942484	14.594814	12.77%	0	2004
	10.000000	12.942484	29.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.291063	17.711094	15.83%	23,005	2007
	12.463621	15.291063	22.69%	12,518	2006
	11.228277	12.463621	11.00%	13,074	2005
	10.000000	11.228277	12.28%	2,898	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.201290	12.654442	-4.14%	45,745	2007
	11.175422	13.201290	18.13%	21,204	2006
	10.000000	11.175422	11.75%	4,836	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.430767	15.944540	18.72%	30,230	2007
	14.148820	13.430767	-5.08%	30,212	2006
	14.121250	14.148820	0.20%	31,358	2005
	12.996439	14.121250	8.65%	7,997	2004
	10.000000	12.996439	29.96%	1,900	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.225035	16.953772	-6.98%	86,699	2007
	15.657686	18.225035	16.40%	69,692	2006
	15.198000	15.657686	3.02%	48,360	2005
	13.548279	15.198000	12.18%	27,344	2004
	10.000000	13.548279	35.48%	4,767	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.112298	16.603147	37.08%	18,702	2007
	11.322577	12.112298	6.97%	5,941	2006
	10.000000	11.322577	13.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.744215	11.557301	7.57%	114,503	2007
	10.764197	10.744215	-0.19%	103,664	2006
	10.786832	10.764197	-0.21%	83,724	2005
	10.376039	10.786832	3.96%	36,273	2004
	10.000000	10.376039	3.76%	888	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.597299	20.102320	-2.40%	28,474	2007
	18.322676	20.597299	12.41%	31,107	2006
	17.390155	18.322676	5.36%	25,651	2005
	14.521723	17.390155	19.75%	12,320	2004
	10.000000	14.521723	45.22%	273	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.705238	17.230487	3.14%	105,879	2007
	14.757838	16.705238	13.20%	92,999	2006
	14.382267	14.757838	2.61%	72,780	2005
	13.265137	14.382267	8.42%	38,967	2004
	10.000000	13.265137	32.65%	2,338	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.198002	15.953656	4.97%	38,292	2007
	13.310580	15.198002	14.18%	51,956	2006
	13.011223	13.310580	2.30%	32,641	2005
	12.636845	13.011223	2.96%	19,313	2004
	10.000000	12.636845	26.37%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.821007	13.789376	-12.84%	290	2007
	15.554423	15.821007	1.71%	290	2006
	14.997346	15.554423	3.71%	555	2005
	13.746125	14.997346	9.10%	768	2004
	10.000000	13.746125	37.46%	290	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.832353	14.905259	-11.45%	0	2007
	14.706920	16.832353	14.45%	0	2006
	14.285809	14.706920	2.95%	206	2005
	13.278623	14.285809	7.59%	203	2004
	10.000000	13.278623	32.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.463850	16.656504	7.71%	0	2007
	13.593219	15.463850	13.76%	0	2006
	13.604024	13.593219	-0.08%	0	2005
	12.927207	13.604024	5.24%	0	2004
	10.000000	12.927207	29.27%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.274298	9.943626	-3.22%	17,890	2007
	10.000000	10.274298	2.74%	11,677	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.513347	10.859284	3.29%	169,012	2007
	10.296493	10.513347	2.11%	135,386	2006
	10.376971	10.296493	-0.78%	107,568	2005
	10.222441	10.376971	1.51%	32,420	2004
	10.000000	10.222441	2.22%	6,380	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.934891	21.820476	15.24%	461,345	2007
	17.294168	18.934891	9.49%	387,870	2006
	15.089314	17.294168	14.61%	236,568	2005
	13.336337	15.089314	13.14%	106,678	2004
	10.000000	13.336337	33.36%	452	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.304969	21.898425	43.08%	73,559	2007
	13.357393	15.304969	14.58%	56,123	2006
	10.000000	13.357393	33.57%	16,697	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.269816	18.176748	-0.51%	182,146	2007
	15.504390	18.269816	17.84%	155,265	2006
	14.947116	15.504390	3.73%	115,192	2005
	13.676909	14.947116	9.29%	59,804	2004
	10.000000	13.676909	36.77%	1,829	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.488747	12.237236	6.51%	18,713	2007
	10.670550	11.488747	7.67%	21,651	2006
	10.000000	10.670550	6.71%	909	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.047375	13.015105	8.03%	199,962	2007
	10.976545	12.047375	9.76%	117,671	2006
	10.000000	10.976545	9.77%	88,120	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.409354	13.541827	9.13%	32,390	2007
	11.184232	12.409354	10.95%	26,220	2006
	10.000000	11.184232	11.84%	21,638	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.197310	18.910316	24.43%	84,871	2007
	14.513399	15.197310	4.71%	63,785	2006
	14.000748	14.513399	3.66%	42,058	2005
	13.818654	14.000748	1.32%	26,773	2004
	10.000000	13.818654	38.19%	615	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.436487	25.422593	13.31%	230,176	2007
	20.315297	22.436487	10.44%	195,611	2006
	17.519636	20.315297	15.96%	147,988	2005
	14.304553	17.519636	22.48%	79,588	2004
	10.000000	14.304553	43.05%	3,470	2003*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.300753	22.064612	3.59%	9,843	2007
	18.687545	21.300753	13.98%	12,936	2006
	18.568815	18.687545	0.64%	12,088	2005
	16.601913	18.568815	11.85%	6,098	2004
	10.000000	16.601913	66.02%	1,021	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.193606	25.521269	14.99%	1,594	2007
	19.179150	22.193606	15.72%	1,746	2006
	16.433121	19.179150	16.71%	2,702	2005
	14.760564	16.433121	11.33%	2,702	2004
	10.000000	14.760564	47.61%	1,040	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.860462	17.089649	15.00%	141,712	2007
	12.837627	14.860462	15.76%	124,438	2006
	11.003353	12.837627	16.67%	68,958	2005
	10.000000	11.003353	10.03%	33,488	2004*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.780356	11.023236	2.25%	1,527,835	2007
	10.536024	10.780356	2.32%	573,993	2006
	10.523767	10.536024	0.12%	108,330	2005
	10.280466	10.523767	2.37%	42,181	2004
	10.000000	10.280466	2.80%	1,087	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.085844	11.299943	1.93%	321,073	2007
	10.000000	11.085844	10.86%	46,305	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.768456	16.030637	-4.40%	143,427	2007
	14.571240	16.768456	15.08%	163,966	2006
	14.338735	14.571240	1.62%	151,473	2005
	13.147979	14.338735	9.06%	94,812	2004
	10.000000	13.147979	31.48%	2,163	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.461905	20.582439	-4.10%	86,628	2007
	18.672305	21.461905	14.94%	71,941	2006
	17.472125	18.672305	6.87%	55,135	2005
	14.370679	17.472125	21.58%	23,823	2004
	10.000000	14.370679	43.71%	1,964	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.937169	20.149958	26.43%	97,624	2007
	12.655507	15.937169	25.93%	46,638	2006
	10.000000	12.655507	26.56%	19,495	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.657060	23.430527	13.43%	7,165	2007
	17.311415	20.657060	19.33%	8,415	2006
	15.992577	17.311415	8.25%	8,547	2005
	13.732826	15.992577	16.46%	16,720	2004
	10.000000	13.732826	37.33%	1,545	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.838451	16.829070	13.42%	824,880	2007
	12.433552	14.838451	19.34%	372,803	2006
	11.490111	12.433552	8.21%	126,372	2005
	10.000000	11.490111	14.90%	55,309	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.828109	11.811239	9.08%	96,459	2007
	9.766142	10.828109	10.87%	54,451	2006
	10.000000	9.766142	-2.34%	15,005	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.048292	15.220939	8.35%	0	2007
	12.949158	14.048292	8.49%	0	2006
	12.241351	12.949158	5.78%	0	2005
	11.505218	12.241351	6.40%	0	2004
	10.000000	11.505218	15.05%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.092574	22.943703	34.23%	16,741	2007
	15.942807	17.092574	7.21%	922	2006
	14.415779	15.942807	10.59%	842	2005
	12.437665	14.415779	15.90%	872	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.642472	17.352307	4.27%	3,339	2007
	15.291335	16.642472	8.84%	592	2006
	14.031702	15.291335	8.98%	621	2005
	12.158184	14.031702	15.41%	652	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.292247	39.355413	25.77%	1,003	2007
	21.719936	31.292247	44.07%	1,003	2006
	16.754159	21.719936	29.64%	1,003	2005
	14.367666	16.754159	16.61%	1,003	2004
	10.000000	14.367666	43.68%	540	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.245256	26.730950	25.82%	137,902	2007
	14.739596	21.245256	44.14%	80,479	2006
	11.363048	14.739596	29.72%	3,662	2005
	10.000000	11.363048	13.63%	1,702	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.145287	10.442362	2.93%	1,271,687	2007
	9.909111	10.145287	2.38%	511,016	2006
	9.941633	9.909111	-0.33%	85,189	2005
	10.040481	9.941633	-0.98%	23,196	2004
	10.000000	10.040481	0.40%	3,302	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.561211	15.882140	9.07%	49,543	2007
	13.811057	14.561211	5.43%	53,140	2006
	13.486320	13.811057	2.41%	58,958	2005
	12.594868	13.486320	7.08%	32,318	2004
	10.000000	12.594868	25.95%	3,653	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.282573	19.324816	5.70%	134,402	2007
	15.440964	18.282573	18.40%	87,397	2006
	14.760636	15.440964	4.61%	50,506	2005
	13.083772	14.760636	12.82%	21,737	2004
	10.000000	13.083772	30.84%	2,294	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.547415	15.352476	-1.25%	20,564	2007
	15.034039	15.547415	3.41%	20,717	2006
	14.870180	15.034039	1.10%	14,657	2005
	13.528240	14.870180	9.92%	7,112	2004
	10.000000	13.528240	35.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.087322	14.284162	1.40%	1,003,437	2007
	11.613662	14.087322	21.30%	454,872	2006
	10.000000	11.613662	16.14%	19,154	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.922567	21.515863	20.05%	2,624	2007
	15.935082	17.922567	12.47%	2,665	2006
	14.298544	15.935082	11.45%	2,711	2005
	12.542169	14.298544	14.00%	2,757	2004
	10.000000	12.542169	25.42%	1,141	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.563708	12.719487	1.24%	46,347	2007
	11.526436	12.563708	9.00%	38,038	2006
	10.000000	11.526436	15.26%	3,138	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.965747	16.879012	5.72%	1,270,266	2007
	14.291049	15.965747	11.72%	552,007	2006
	13.611475	14.291049	4.99%	32,795	2005
	12.229791	13.611475	11.30%	0	2004
	10.000000	12.229791	22.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.434128	10.880072	4.27%	3,010,520	2007
	10.000000	10.434128	4.34%	859,430	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.416259	10.538162	1.17%	378,479	2007
	10.000000	10.416259	4.16%	48,099	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.715931	12.039659	12.35%	261,888	2007
	10.000000	10.715931	7.16%	88,162	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.243775	11.260943	9.93%	520,738	2007
	10.000000	10.243775	2.44%	163,222	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.776234	-2.24%	238,781	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.077197	14.263038	1.32%	17,043	2007
	12.953685	14.077197	8.67%	17,144	2006
	12.877246	12.953685	0.59%	17,214	2005
	11.904593	12.877246	8.17%	24,544	2004
	10.000000	11.904593	19.05%	28,638	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.321282	11.474465	1.35%	43,514	2007
	10.418162	11.321282	8.67%	48,257	2006
	10.000000	10.418162	4.18%	31,801	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	34.329087	48.966528	42.64%	849	2007
	25.630840	34.329087	33.94%	849	2006
	19.712603	25.630840	30.02%	849	2005
	16.659025	19.712603	18.33%	866	2004
	10.000000	16.659025	66.59%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.470158	29.250342	42.89%	71,083	2007
	15.256471	20.470158	34.17%	59,144	2006
	11.719770	15.256471	30.18%	44,989	2005
	10.000000	11.719770	17.20%	26,680	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.244207	26.236696	17.95%	118	2007
	16.485381	22.244207	34.93%	123	2006
	15.800508	16.485381	4.33%	127	2005
	12.412884	15.800508	27.29%	187	2004
	10.000000	12.412884	24.13%	53	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.665712	20.984179	-3.15%	101	2007
	18.362497	21.665712	17.99%	105	2006
	16.869048	18.362497	8.85%	108	2005
	14.217426	16.869048	18.65%	143	2004
	10.000000	14.217426	42.17%	46	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.497385	11.050957	5.27%	1,347,968	2007
	10.338406	10.497385	1.54%	557,369	2006
	10.189502	10.338406	1.46%	86,796	2005
	10.043359	10.189502	1.46%	22,084	2004
	10.000000	10.043359	0.43%	744	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.624588	17.333588	10.94%	807	2007
	15.524310	15.624588	0.65%	811	2006
	14.604297	15.524310	6.30%	815	2005
	13.818993	14.604297	5.68%	836	2004
	10.000000	13.818993	38.19%	46	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.518349	11.674239	10.99%	36,293	2007
	10.452532	10.518349	0.63%	29,487	2006
	9.828804	10.452532	6.35%	14,739	2005
	10.000000	9.828804	-1.71%	11,528	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.835236	11.644002	7.46%	11,808	2007
	10.000000	10.835236	8.35%	4,723	2006*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.349615	17.587905	7.57%	47,627	2007
	16.157720	16.349615	1.19%	31,218	2006
	15.263895	16.157720	5.86%	25,778	2005
	13.727977	15.263895	11.19%	10,870	2004
	10.000000	13.727977	37.28%	956	2003*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.673956	12.085719	3.53%	435,001	2007
	11.191464	11.673956	4.31%	310,529	2006
	11.025641	11.191464	1.50%	369,029	2005
	10.723133	11.025641	2.82%	317,539	2004
	10.000000	10.723133	7.23%	24,714	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.170301	13.696706	4.00%	577,550	2007
	12.362921	13.170301	6.53%	487,133	2006
	12.042290	12.362921	2.66%	323,178	2005
	11.437925	12.042290	5.28%	170,274	2004
	10.000000	11.437925	14.38%	18,165	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.872451	15.437685	3.80%	1,862,090	2007
	13.593344	14.872451	9.41%	1,366,364	2006
	13.132916	13.593344	3.51%	861,297	2005
	12.203108	13.132916	7.62%	463,596	2004
	10.000000	12.203108	22.03%	15,603	2003*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	17.001173	17.729297	4.28%	1,574,411	2007
	15.106544	17.001173	12.54%	925,832	2006
	14.359307	15.106544	5.20%	262,657	2005
	13.038300	14.359307	10.13%	183,968	2004
	10.000000	13.038300	30.38%	2,862	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.700744	19.466359	4.09%	240,846	2007
	16.285762	18.700744	14.83%	258,711	2006
	15.356948	16.285762	6.05%	217,961	2005
	13.707728	15.356948	12.03%	95,345	2004
	10.000000	13.707728	37.08%	1,984	2003*

NVIT NVIT Mid Cap Growth Fund: Class II - Q/NQ	16.486567	17.610346	6.82%	695,511	2007
	15.303416	16.486567	7.73%	238,132	2006
	14.210960	15.303416	7.69%	17,393	2005
	12.554261	14.210960	13.20%	5,745	2004
	10.000000	12.554261	25.54%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.332334	20.427933	5.67%	30,626	2007
	17.905052	19.332334	7.97%	21,368	2006
	16.256166	17.905052	10.14%	18,512	2005
	14.296525	16.256166	13.71%	18,996	2004
	10.000000	14.296525	42.97%	1,828	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.152993	10.452394	2.95%	711,569	2007
	9.885496	10.152993	2.71%	294,853	2006
	9.799630	9.885496	0.88%	183,812	2005
	9.893901	9.799630	-0.95%	50,182	2004
	10.000000	9.893901	-1.06%	34,800	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.396244	21.589059	0.90%	816	2007
	17.790715	21.396244	20.27%	816	2006
	16.197590	17.790715	9.84%	816	2005
	13.738380	16.197590	17.90%	816	2004
	10.000000	13.738380	37.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.131435	15.266276	0.89%	777,542	2007
	12.581194	15.131435	20.27%	274,019	2006
	11.453079	12.581194	9.85%	51,039	2005
	10.000000	11.453079	14.53%	12,421	2004*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.299337	20.323216	-8.86%	22,334	2007
	19.381755	22.299337	15.05%	17,786	2006
	19.192160	19.381755	0.99%	14,966	2005
	16.696167	19.192160	14.95%	20,664	2004
	10.000000	16.696167	66.96%	698	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.638995	20.659969	0.10%	113,624	2007
	18.796627	20.638995	9.80%	104,574	2006
	17.079751	18.796627	10.05%	32,692	2005
	14.634859	17.079751	16.71%	22,781	2004
	10.000000	14.634859	46.35%	768	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.534481	17.525749	6.00%	995,030	2007
	14.839520	16.534481	11.42%	412,222	2006
	14.109763	14.839520	5.17%	8,386	2005
	13.111059	14.109763	7.62%	5,959	2004
	10.000000	13.111059	31.11%	6,009	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.539267	19.497984	17.89%	1,030	2007
	15.209158	16.539267	8.75%	1,030	2006
	15.600234	15.209158	-2.51%	1,030	2005
	15.262596	15.600234	2.21%	1,030	2004
	10.000000	15.262596	52.63%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.542288	13.596498	17.80%	11,719	2007
	10.564328	11.542288	9.26%	6,383	2006
	10.835965	10.564328	-2.51%	4,191	2005
	10.000000	10.835965	8.36%	2,479	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.616106	21.133775	19.97%	19,098	2007
	18.020086	17.616106	-2.24%	19,241	2006
	16.419196	18.020086	9.75%	8,591	2005
	14.907895	16.419196	10.14%	1,907	2004
	10.000000	14.907895	49.08%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.145324	17.361358	-4.32%	842,114	2007
	15.981000	18.145324	13.54%	457,159	2006
	15.646565	15.981000	2.14%	107,315	2005
	13.601345	15.646565	15.04%	44,637	2004
	10.000000	13.601345	36.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.797281	12.125745	2.78%	94,129	2007
	11.452724	11.797281	3.01%	50,630	2006
	11.407467	11.452724	0.40%	33,886	2005
	10.898535	11.407467	4.67%	8,694	2004
	10.000000	10.898535	8.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.556184	17.400525	11.86%	75,553	2007
	14.703095	15.556184	5.80%	73,189	2006
	14.270341	14.703095	3.03%	58,874	2005
	13.623204	14.270341	4.75%	22,838	2004
	10.000000	13.623204	36.23%	1,397	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.799883	23.760837	4.21%	5,711	2007
	19.771731	22.799883	15.32%	5,711	2006
	17.642303	19.771731	12.07%	5,711	2005
	15.104878	17.642303	16.80%	5,711	2004
	10.000000	15.104878	51.05%	402	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.873968	15.497557	4.19%	160,986	2007
	12.894589	14.873968	15.35%	171,349	2006
	11.507127	12.894589	12.06%	105,432	2005
	10.000000	11.507127	15.07%	36,056	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.535678	-4.64%	8,296	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.876681	13.568598	-2.22%	24,177	2007
	12.930195	13.876681	7.32%	33,325	2006
	12.901188	12.930195	0.22%	28,021	2005
	12.076446	12.901188	6.83%	16,095	2004
	10.000000	12.076446	20.76%	912	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.437065	16.818258	2.32%	956,504	2007
	14.577583	16.437065	12.76%	494,144	2006
	14.030984	14.577583	3.90%	60,397	2005
	13.084249	14.030984	7.24%	24,084	2004
	10.000000	13.084249	30.84%	2,029	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.444172	20.773571	-3.13%	231,883	2007
	19.034924	21.444172	12.66%	106,522	2006
	17.657508	19.034924	7.80%	13,085	2005
	15.079668	17.657508	17.09%	6,947	2004
	10.000000	15.079668	50.80%	73	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.785091	14.570845	-7.69%	6,432	2007
	13.860142	15.785091	13.89%	8,355	2006
	13.405421	13.860142	3.39%	8,283	2005
	12.279684	13.405421	9.17%	2,011	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.976776	21.267332	6.46%	926	2007
	15.918898	19.976776	25.49%	952	2006
	14.440241	15.918898	10.24%	980	2005
	12.648853	14.440241	14.16%	1,010	2004
	10.000000	12.648853	26.49%	526	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.005932	13.482437	3.66%	245	2007
	12.554562	13.005932	3.60%	2,573	2006
	12.089308	12.554562	3.85%	2,604	2005
	11.715038	12.089308	3.19%	2,631	2004
	10.000000	11.715038	17.15%	245	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	12.013255	13.275860	10.51%	382,741	2007
	11.183366	12.013255	7.42%	44,223	2006
	10.000000	11.183366	11.83%	10,580	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.255971	12.405127	1.22%	228,409	2007
	10.513147	12.255971	16.58%	151,157	2006
	10.000000	10.513147	5.13%	37,935	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.231131	10.576560	3.38%	106,673	2007
	10.009904	10.231131	2.21%	60,244	2006
	10.000000	10.009904	0.10%	28,807	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.727232	11.088437	3.37%	1,075,069	2007
	10.542363	10.727232	1.75%	435,666	2006
	10.323495	10.542363	2.12%	68,579	2005
	10.096155	10.323495	2.25%	10,234	2004
	10.000000	10.096155	0.96%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.284877	17.021413	4.52%	0	2007
	14.958123	16.284877	8.87%	0	2006
	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	174	2004
	10.000000	12.552802	25.53%	177	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.956245	22.720322	-18.73%	79,298	2007
	20.667393	27.956245	35.27%	58,850	2006
	18.016422	20.667393	14.71%	53,218	2005
	13.476102	18.016422	33.69%	34,522	2004
	10.000000	13.476102	34.76%	468	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.485559	17.394348	-0.52%	3,979	2007
	15.772988	17.485559	10.86%	3,971	2006
	15.242090	15.772988	3.48%	3,988	2005
	14.010752	15.242090	8.79%	1,857	2004
	10.000000	14.010752	40.11%	771	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.411768	16.899739	9.65%	5,304	2007
	14.804611	15.411768	4.10%	4,903	2006
	13.891196	14.804611	6.58%	4,869	2005
	13.310109	13.891196	4.37%	309	2004
	10.000000	13.310109	33.10%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.259541	20.895091	8.49%	804	2007
	16.877833	19.259541	14.11%	804	2006
	15.736819	16.877833	7.25%	909	2005
	13.909528	15.736819	13.14%	1,019	2004
	10.000000	13.909528	39.10%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.543710	18.054232	2.91%	2,954	2007
	15.278513	17.543710	14.83%	7,214	2006
	14.881685	15.278513	2.67%	7,836	2005
	13.632334	14.881685	9.16%	8,519	2004
	10.000000	13.632334	36.32%	2,570	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.203167	20.130240	-0.36%	967	2007
	18.023283	20.203167	12.09%	1,981	2006
	17.220056	18.023283	4.66%	1,981	2005
	14.734107	17.220056	16.87%	1,981	2004
	10.000000	14.734107	47.34%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.432300	17.033878	-2.29%	0	2007
	15.203635	17.432300	14.66%	0	2006
	14.819911	15.203635	2.59%	0	2005
	13.412628	14.819911	10.49%	0	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.801659	22.915576	15.73%	0	2007
	16.172294	19.801659	22.44%	0	2006
	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004
	10.000000	12.930963	29.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.249763	17.645198	15.71%	341	2007
	12.442586	15.249763	22.56%	341	2006
	11.220714	12.442586	10.89%	0	2005
	10.000000	11.220714	12.21%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.179014	12.620144	-4.24%	456	2007
	11.167887	13.179014	18.01%	0	2006
	10.000000	11.167887	11.68%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.377940	15.865581	18.60%	457	2007
	14.107494	13.377940	-5.17%	457	2006
	14.094317	14.107494	0.09%	457	2005
	12.984862	14.094317	8.54%	1,074	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.153365	16.869809	-7.07%	5,814	2007
	15.611957	18.153365	16.28%	5,620	2006
	15.169005	15.611957	2.92%	4,025	2005
	13.536215	15.169005	12.06%	4,149	2004
	10.000000	13.536215	35.36%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.091851	16.558172	36.94%	474	2007
	11.314949	12.091851	6.87%	0	2006
	10.000000	11.314949	13.15%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.700603	11.498609	7.46%	11,265	2007
	10.731395	10.700603	-0.29%	17,806	2006
	10.764887	10.731395	-0.31%	19,103	2005
	10.365477	10.764887	3.85%	16,744	2004
	10.000000	10.365477	3.65%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.516323	20.002786	-2.50%	1,060	2007
	18.269183	20.516323	12.30%	1,303	2006
	17.356994	18.269183	5.26%	1,108	2005
	14.508790	17.356994	19.63%	2,111	2004
	10.000000	14.508790	45.09%	180	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.639547	17.145170	3.04%	14,148	2007
	14.714741	16.639547	13.08%	14,185	2006
	14.354842	14.714741	2.51%	14,800	2005
	13.253320	14.354842	8.31%	14,740	2004
	10.000000	13.253320	32.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.138224	15.874644	4.86%	5,439	2007
	13.271692	15.138224	14.06%	6,664	2006
	12.986389	13.271692	2.20%	5,682	2005
	12.625572	12.986389	2.86%	2,500	2004
	10.000000	12.625572	26.26%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.758805	13.721095	-12.93%	341	2007
	15.509010	15.758805	1.61%	341	2006
	14.968748	15.509010	3.61%	341	2005
	13.733890	14.968748	8.99%	341	2004
	10.000000	13.733890	37.34%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.766149	14.831429	-11.54%	0	2007
	14.663968	16.766149	14.34%	0	2006
	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004
	10.000000	13.266794	32.67%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.403040	16.574035	7.60%	0	2007
	13.553519	15.403040	13.65%	0	2006
	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.267365	9.926747	-3.32%	0	2007
	10.000000	10.267365	2.67%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.471975	10.805484	3.18%	33,968	2007
	10.266398	10.471975	2.00%	35,473	2006
	10.357156	10.266398	-0.88%	34,616	2005
	10.213311	10.357156	1.41%	31,576	2004
	10.000000	10.213311	2.13%	19,338	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.860451	21.712450	15.12%	34,208	2007
	17.243671	18.860451	9.38%	34,874	2006
	15.060528	17.243671	14.50%	35,177	2005
	13.324455	15.060528	13.03%	32,958	2004
	10.000000	13.324455	33.24%	10,641	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.279127	21.839085	42.93%	376	2007
	13.348402	15.279127	14.46%	343	2006
	10.000000	13.348402	33.48%	924	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.197972	18.086735	-0.61%	22,237	2007
	15.459110	18.197972	17.72%	23,127	2006
	14.918610	15.459110	3.62%	23,420	2005
	13.664733	14.918610	9.18%	16,882	2004
	10.000000	13.664733	36.65%	9,367	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.469338	12.204072	6.41%	0	2007
	10.663346	11.469338	7.56%	2,166	2006
	10.000000	10.663346	6.63%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.027039	12.979840	7.92%	3,390	2007
	10.969142	12.027039	9.64%	3,390	2006
	10.000000	10.969142	9.69%	3,390	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.388402	13.505146	9.01%	0	2007
	11.176694	12.388402	10.84%	0	2006
	10.000000	11.176694	11.77%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.137527	18.816653	24.30%	6,535	2007
	14.470999	15.137527	4.61%	7,257	2006
	13.974030	14.470999	3.56%	7,241	2005
	13.806339	13.974030	1.21%	4,290	2004
	10.000000	13.806339	38.06%	750	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.737961	10.968658	2.15%	15,368	2007
	10.505247	10.737961	2.22%	13,218	2006
	10.503682	10.505247	0.01%	6,894	2005
	10.271299	10.503682	2.26%	6,334	2004
	10.000000	10.271299	2.71%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.348276	25.296736	13.19%	16,871	2007
	20.255999	22.348276	10.33%	16,328	2006
	17.486236	20.255999	15.84%	16,121	2005
	14.291814	17.486236	22.35%	16,119	2004
	10.000000	14.291814	42.92%	7,836	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.106362	25.394936	14.88%	924	2007
	19.123170	22.106362	15.60%	940	2006
	16.401788	19.123170	16.59%	968	2005
	14.747430	16.401788	11.22%	1,333	2004
	10.000000	14.747430	47.47%	8,014	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.820340	17.026073	14.88%	17,348	2007
	12.815973	14.820340	15.64%	17,760	2006
	10.995945	12.815973	16.55%	19,767	2005
	10.000000	10.995945	9.96%	16,439	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.217030	21.955389	3.48%	382	2007
	18.633000	21.217030	13.87%	433	2006
	18.533418	18.633000	0.54%	503	2005
	16.587140	18.533418	11.73%	550	2004
	10.000000	16.587140	65.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.078363	11.280782	1.83%	12,666	2007
	10.000000	11.078363	10.78%	10,665	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.702536	15.951280	-4.50%	12,412	2007
	14.528693	16.702536	14.96%	13,314	2006
	14.311386	14.528693	1.52%	33,156	2005
	13.136268	14.311386	8.95%	28,955	2004
	10.000000	13.136268	31.36%	14,118	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.377512	20.480506	-4.20%	3,079	2007
	18.617786	21.377512	14.82%	2,698	2006
	17.438799	18.617786	6.76%	2,712	2005
	14.357875	17.438799	21.46%	3,083	2004
	10.000000	14.357875	43.58%	1,261	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.910289	20.095412	26.30%	331	2007
	12.646990	15.910289	25.80%	2,022	2006
	10.000000	12.646990	26.47%	982	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.575821	23.314502	13.31%	3,078	2007
	17.260846	20.575821	19.21%	4,170	2006
	15.962062	17.260846	8.14%	4,185	2005
	13.720588	15.962062	16.34%	4,201	2004
	10.000000	13.720558	37.21%	2,631	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.798397	16.766478	13.30%	12,046	2007
	12.412578	14.798397	19.22%	11,914	2006
	11.482386	12.412578	8.10%	11,365	2005
	10.000000	11.482386	14.82%	6,958	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.809817	11.779233	8.97%	3,788	2007
	9.759551	10.809817	10.76%	2,857	2006
	10.000000	9.759551	-2.40%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.993012	15.145534	8.24%	0	2007
	12.911316	13.993012	8.38%	0	2006
	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	17.025367	22.830114	34.09%	388	2007
	15.896255	17.025367	7.10%	2,150	2006
	14.388282	15.896255	10.48%	2,150	2005
	12.426582	14.388282	15.79%	2,150	2004
	10.000000	12.426582	24.27%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.580553	17.270054	4.16%	0	2007
	15.249917	16.580553	8.73%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.169284	39.160687	25.64%	89	2007
	21.656559	31.169284	43.93%	89	2006
	16.722219	21.656559	29.51%	89	2005
	14.354875	16.722219	16.49%	96	2004
	10.000000	14.354875	43.55%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.187903	26.631529	25.69%	3,512	2007
	14.714740	21.187903	43.99%	2,512	2006
	11.355399	14.714740	29.58%	1,831	2005
	10.000000	11.355399	13.55%	1,847	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.105358	10.390631	2.82%	20,658	2007
	9.880148	10.105358	2.28%	21,961	2006
	9.922647	9.880148	-0.43%	18,450	2005
	10.031522	9.922647	-1.09%	18,588	2004
	10.000000	10.031522	0.32%	3,838	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.503959	15.803516	8.96%	11,826	2007
	13.770714	14.503959	5.32%	12,906	2006
	13.460591	13.770714	2.30%	12,649	2005
	12.583644	13.460591	6.97%	9,381	2004
	10.000000	12.583644	25.84%	3,486	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.210675	19.229140	5.59%	9,593	2007
	15.395861	18.210675	18.28%	7,872	2006
	14.732461	15.395861	4.50%	7,664	2005
	13.072099	14.732461	12.70%	6,883	2004
	10.000000	13.072099	30.72%	802	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.486280	15.276455	-1.35%	1,835	2007
	14.990135	15.486280	3.31%	2,153	2006
	14.841809	14.990135	1.00%	2,076	2005
	13.516188	14.841809	9.81%	1,999	2004
	10.000000	13.516188	35.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.063542	14.245458	1.29%	2,423	2007
	11.605833	14.063542	21.18%	1,434	2006
	10.000000	11.605833	16.06%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.849852	21.406652	19.93%	0	2007
	15.886562	17.849852	12.36%	0	2006
	14.269491	15.886562	11.33%	755	2005
	12.529424	14.269491	13.89%	0	2004
	10.000000	12.529424	25.29%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.542479	12.684998	1.14%	227	2007
	11.518655	12.542479	8.89%	227	2006
	10.000000	11.518655	15.19%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.906329	16.798984	5.61%	17,965	2007
	14.252324	15.906329	11.61%	16,354	2006
	13.588384	14.252324	4.89%	14,069	2005
	12.221487	13.588384	11.18%	14,072	2004
	10.000000	12.221487	22.21%	4,163	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.427094	10.861614	4.17%	0	2007
	10.000000	10.427094	4.27%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.409221	10.520262	1.07%	10,290	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.708700	12.019214	12.24%	1,263	2007
	10.000000	10.708700	7.09%	1,729	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.236847	11.241811	9.82%	6,753	2007
	10.000000	10.236847	2.37%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.769577	-2.30%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.021832	14.192415	1.22%	1,689	2007
	12.915841	14.021832	8.56%	1,704	2006
	12.852665	12.915841	0.49%	1,722	2005
	11.893980	12.852665	8.06%	5,257	2004
	10.000000	11.893980	18.94%	221	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.302178	11.443376	1.25%	6,770	2007
	10.411135	11.302178	8.56%	6,383	2006
	10.000000	10.411135	4.11%	4,286	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	34.194184	48.724248	42.49%	0	2007
	25.556052	34.194184	33.80%	0	2006
	19.675015	25.556052	29.89%	0	2005
	16.644208	19.675015	18.21%	0	2004
	10.000000	16.644208	66.44%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.414905	29.141566	42.75%	2,089	2007
	15.230741	20.414905	34.04%	2,558	2006
	11.711869	15.230741	30.05%	3,068	2005
	10.000000	11.711869	17.12%	1,314	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.156759	26.106835	17.83%	0	2007
	16.437242	22.156759	34.80%	0	2006
	15.770374	16.437242	4.23%	0	2005
	12.401814	15.770374	27.16%	0	2004
	10.000000	12.401814	24.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.580520	20.880265	-3.24%	0	2007
	18.308879	21.580520	17.87%	0	2006
	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004
	10.000000	14.204772	42.05%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.563123	17.247744	10.82%	0	2007
	15.478969	15.563123	0.54%	0	2006
	14.576433	15.478969	6.19%	0	2005
	13.806681	14.576433	5.58%	0	2004
	10.000000	13.806681	38.07%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.489937	11.630792	10.88%	1,861	2007
	10.434896	10.489937	0.53%	1,861	2006
	9.822186	10.434896	6.24%	1,861	2005
	10.000000	9.822186	-1.78%	1,861	2004*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.456077	10.996208	5.17%	20,729	2007
	10.308192	10.456077	1.43%	19,571	2006
	10.170039	10.308192	1.36%	15,132	2005
	10.034393	10.170039	1.35%	14,350	2004
	10.000000	10.034393	0.34%	11,270	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.827926	11.624236	7.35%	546	2007
	10.000000	10.827926	8.28%	1,751	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.628004	12.025824	3.42%	17,610	2007
	11.158734	11.628004	4.21%	22,537	2006
	11.004575	11.158734	1.40%	21,772	2005
	10.713558	11.004575	2.72%	3,098	2004
	10.000000	10.713558	7.14%	1,688	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.118511	13.628897	3.89%	76,303	2007
	12.326824	13.118511	6.42%	114,522	2006
	12.019327	12.326824	2.56%	125,740	2005
	11.427726	12.019327	5.18%	138,029	2004
	10.000000	11.427726	14.28%	53,980	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.813939	15.361218	3.69%	230,116	2007
	13.553620	14.813939	9.30%	258,061	2006
	13.107851	13.553620	3.40%	285,645	2005
	12.192229	13.107851	7.51%	276,377	2004
	10.000000	12.192229	21.92%	47,752	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.934317	17.641492	4.18%	42,107	2007
	15.062418	16.934317	12.43%	42,214	2006
	14.331913	15.062418	5.10%	43,956	2005
	13.026688	14.331913	10.02%	44,079	2004
	10.000000	13.026688	30.27%	9,330	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.627254	19.370012	3.99%	33,357	2007
	16.238229	18.627254	14.71%	37,496	2006
	15.327674	16.238229	5.94%	37,498	2005
	13.695527	15.327674	11.92%	27,608	2004
	10.000000	13.695527	39.96%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.256325	20.326795	5.56%	1,521	2007
	17.852771	19.256325	7.86%	1,217	2006
	16.225157	17.852771	10.03%	1,116	2005
	14.283788	16.225157	13.59%	1,851	2004
	10.000000	14.283788	42.84%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.112656	10.400214	2.84%	38,895	2007
	9.856226	10.112656	2.60%	27,514	2006
	9.780540	9.856226	0.77%	28,523	2005
	9.884687	9.780540	-1.05%	30,696	2004
	10.000000	9.884687	-1.15%	8,788	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.316653	21.486728	0.80%	180	2007
	17.742531	21.316653	20.14%	180	2006
	16.170138	17.742531	9.72%	180	2005
	13.729071	16.170138	17.78%	180	2004
	10.000000	13.729071	37.29%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.090586	15.209482	0.79%	7,632	2007
	12.559962	15.090586	20.15%	6,769	2006
	11.445372	12.559962	9.74%	5,407	2005
	10.000000	11.445372	14.45%	1,735	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.285328	17.500830	7.46%	1,427	2007
	16.110548	16.285328	1.08%	2,218	2006
	15.234783	16.110548	5.75%	2,851	2005
	13.715748	15.234783	11.08%	3,339	2004
	10.000000	13.715748	37.16%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.211681	20.222599	-8.96%	1,719	2007
	19.325182	22.211681	14.94%	2,680	2006
	19.155578	19.325182	0.89%	2,701	2005
	16.681315	19.155578	14.83%	3,428	2004
	10.000000	16.681315	66.81%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.557852	20.557672	0.00%	7,502	2007
	18.741745	20.557852	9.69%	7,070	2006
	17.047183	18.741745	9.94%	6,681	2005
	14.621826	17.047183	16.59%	6,258	2004
	10.000000	14.621826	46.22%	2,666	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.469458	17.438964	5.89%	3,390	2007
	14.796175	16.469458	11.31%	2,001	2006
	14.082839	14.796175	5.07%	0	2005
	13.099371	14.082839	7.51%	0	2004
	10.000000	13.099371	30.99%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.474225	19.401445	17.77%	0	2007
	15.164758	16.474225	8.63%	0	2006
	15.570503	15.164758	-2.61%	0	2005
	15.249015	15.570503	2.11%	0	2004
	10.000000	15.249015	52.49%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.511104	13.545888	17.68%	516	2007
	10.546499	11.511104	9.15%	0	2006
	10.828670	10.546499	-2.61%	1,113	2005
	10.000000	10.828670	8.29%	1,163	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.546819	21.029119	19.85%	0	2007
	17.967457	17.546819	-2.34%	526	2006
	16.387865	17.967457	9.64%	660	2005
	14.894613	16.387865	10.03%	772	2004
	10.000000	14.894613	48.95%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.073967	17.275388	-4.42%	8,980	2007
	15.934319	18.073967	13.43%	9,514	2006
	15.616715	15.934319	2.03%	8,264	2005
	13.589226	15.616715	14.92%	6,936	2004
	10.000000	13.589226	35.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.750886	12.065711	2.68%	5,627	2007
	11.419269	11.750886	2.90%	5,893	2006
	11.385690	11.419269	0.29%	4,447	2005
	10.888817	11.385690	4.56%	5,345	2004
	10.000000	10.888817	8.89%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.495013	17.314356	11.74%	2,704	2007
	14.660153	15.495013	5.69%	4,440	2006
	14.243117	14.660153	2.93%	4,477	2005
	13.611063	14.243117	4.64%	3,828	2004
	10.000000	13.611063	36.11%	1,559	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.710241	23.643183	4.11%	4,860	2007
	19.714004	22.710241	15.20%	4,860	2006
	17.608662	19.714004	11.96%	5,331	2005
	15.091431	17.608662	16.68%	5,331	2004
	10.000000	15.091431	50.91%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.833818	15.439925	4.09%	6,844	2007
	12.872847	14.833818	15.23%	7,468	2006
	11.499389	12.872847	11.94%	5,768	2005
	10.000000	11.499389	14.99%	6,941	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.529185	-4.71%	803	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.822109	13.501403	-2.32%	1,423	2007
	12.892436	13.822109	7.21%	1,917	2006
	12.876571	12.892436	0.12%	1,894	2005
	12.065688	12.876571	6.72%	1,765	2004
	10.000000	12.065688	20.66%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.372426	16.734981	2.21%	14,051	2007
	14.535004	16.372426	12.64%	13,825	2006
	14.004211	14.535004	3.79%	11,992	2005
	13.072585	14.004211	7.13%	6,806	2004
	10.000000	13.072585	30.73%	1,833	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.359870	20.670727	-3.23%	1,854	2007
	18.979349	21.359870	12.54%	1,608	2006
	17.623824	18.979349	7.69%	686	2005
	15.066242	17.623824	16.98%	1,394	2004
	10.000000	15.066242	50.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.726340	14.501740	-7.79%	2,422	2007
	13.822597	15.726340	13.77%	2,498	2006
	13.382696	13.822597	3.29%	2,495	2005
	12.271349	13.382696	9.06%	0	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.902453	21.166526	6.35%	315	2007
	15.875772	19.902453	25.36%	315	2006
	14.415757	15.875772	10.13%	315	2005
	12.640252	14.415757	14.05%	315	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.957523	13.418513	3.56%	0	2007
	12.520549	12.957523	3.49%	0	2006
	12.068798	12.520549	3.74%	0	2005
	11.707077	12.068798	3.09%	0	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.992976	13.239894	10.40%	1,110	2007
	11.175837	11.992976	7.31%	0	2006
	10.000000	11.175837	11.76%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.235269	12.371509	1.11%	1,194	2007
	10.506054	12.235269	16.46%	1,194	2006
	10.000000	10.506054	5.06%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.213846	10.547888	3.27%	0	2007
	10.003149	10.213846	2.11%	0	2006
	10.000000	10.003149	0.03%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.687295	11.035849	3.26%	5,095	2007
	10.513789	10.687295	1.65%	3,280	2006
	10.305973	10.513789	2.02%	1,132	2005
	10.089289	10.305973	2.15%	1,132	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.218791	16.934984	4.42%	0	2007
	14.912555	16.218791	8.76%	0	2006
	13.548609	14.912555	10.07%	0	2005
	12.540033	13.548609	8.04%	0	2004
	10.000000	12.540033	25.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.842906	22.605034	-18.81%	3,200	2007
	20.604499	27.842906	35.13%	2,736	2006
	17.979835	20.604499	14.60%	1,982	2005
	13.462423	17.979835	33.56%	2,095	2004
	10.000000	13.462423	34.62%	0	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.416706	17.308109	-0.62%	17,537	2007
	15.726871	17.416706	10.74%	22,193	2006
	15.212974	15.726871	3.38%	24,752	2005
	13.998255	15.212974	8.68%	15,706	2004
	10.000000	13.998255	39.98%	4,867	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.351080	16.815938	9.54%	36,749	2007
	14.761321	15.351080	4.00%	14,455	2006
	13.864661	14.761321	6.47%	11,809	2005
	13.298233	13.864661	4.26%	5,159	2004
	10.000000	13.298233	32.98%	3,358	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.183735	20.791514	8.38%	15,595	2007
	16.828506	19.183735	14.00%	13,266	2006
	15.706782	16.828506	7.14%	7,058	2005
	13.897124	15.706782	13.02%	3,486	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.474675	17.964756	2.80%	6,122	2007
	15.233868	17.474675	14.71%	6,422	2006
	14.853284	15.233868	2.56%	7,985	2005
	13.620181	14.853284	9.05%	9,356	2004
	10.000000	13.620181	36.20%	1,494	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.123674	20.030494	-0.46%	5,928	2007
	17.970616	20.123674	11.98%	9,723	2006
	17.187195	17.970616	4.56%	9,834	2005
	14.720983	17.187195	16.75%	9,198	2004
	10.000000	14.720983	47.21%	5,259	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.363685	16.949441	-2.39%	0	2007
	15.159191	17.363685	14.54%	525	2006
	14.791613	15.159191	2.49%	553	2005
	13.400667	14.791613	10.38%	2,031	2004
	10.000000	13.400667	34.01%	609	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.723696	22.801982	15.61%	798	2007
	16.125002	19.723696	22.32%	798	2006
	14.539160	16.125002	10.91%	798	2005
	12.919416	14.539160	12.54%	798	2004
	10.000000	12.919416	29.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.208555	17.579491	15.59%	8,689	2007
	12.421583	15.208555	22.44%	18,968	2006
	11.213158	12.421583	10.78%	12,827	2005
	10.000000	11.213158	12.13%	5,714	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.156741	12.585912	-4.34%	37,326	2007
	11.160354	13.156741	17.89%	21,219	2006
	10.000000	11.160354	11.60%	3,355	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.325293	15.786955	18.47%	14,435	2007
	14.066272	13.325293	-5.27%	15,898	2006
	14.067415	14.066272	-0.01%	14,500	2005
	12.973288	14.067415	8.43%	11,270	2004
	10.000000	12.973288	29.73%	843	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.081962	16.786241	-7.17%	36,684	2007
	15.566348	18.081962	16.16%	36,450	2006
	15.140056	15.566348	2.82%	21,609	2005
	13.524142	15.140056	11.95%	7,065	2004
	10.000000	13.524142	35.24%	439	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.071404	16.513259	36.80%	45,947	2007
	11.307314	12.071404	6.76%	4,911	2006
	10.000000	11.307314	13.07%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.657116	11.440148	7.35%	68,304	2007
	10.698655	10.657116	-0.39%	85,717	2006
	10.742961	10.698655	-0.41%	64,811	2005
	10.354917	10.742961	3.75%	28,486	2004
	10.000000	10.354917	3.55%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.435589	19.903666	-2.60%	15,237	2007
	18.215806	20.435589	12.19%	22,501	2006
	17.323874	18.215806	5.15%	12,187	2005
	14.495863	17.323874	19.51%	20,834	2004
	10.000000	14.495863	44.96%	1,253	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.574042	17.060175	2.93%	23,617	2007
	14.671716	16.574042	12.97%	27,140	2006
	14.327417	14.671716	2.40%	27,038	2005
	13.241492	14.327417	8.20%	24,233	2004
	10.000000	13.241492	32.41%	1,655	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.078643	15.795961	4.76%	13,518	2007
	13.232899	15.078643	13.95%	59,470	2006
	12.961593	13.232899	2.09%	15,609	2005
	12.614318	12.961593	2.75%	3,803	2004
	10.000000	12.614318	26.14%	874	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.696762	13.653059	-13.02%	2,797	2007
	15.463665	15.696762	1.51%	3,202	2006
	14.940160	15.463665	3.50%	3,202	2005
	13.721639	14.940160	8.88%	6,261	2004
	10.000000	13.721639	37.22%	1,089	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.700184	14.757938	-11.63%	0	2007
	14.621116	16.700184	14.22%	0	2006
	14.231345	14.621116	2.74%	0	2005
	13.254962	14.231345	7.37%	0	2004
	10.000000	13.254962	32.55%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.342410	16.491882	7.49%	0	2007
	13.513893	15.342410	13.53%	0	2006
	13.552134	13.513893	-0.28%	0	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.260428	9.909861	-3.42%	15,624	2007
	10.000000	10.260428	2.60%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.430737	10.751903	3.08%	36,002	2007
	10.236368	10.430737	1.90%	32,780	2006
	10.337354	10.236368	-0.98%	27,617	2005
	10.204194	10.337354	1.30%	15,036	2004
	10.000000	10.204194	2.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.786228	21.604860	15.00%	175,766	2007
	17.193267	18.786228	9.27%	165,290	2006
	15.031767	17.193267	14.38%	140,619	2005
	13.312564	15.031767	12.91%	30,937	2004
	10.000000	13.312564	33.13%	5,112	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.253319	21.779859	42.79%	65,004	2007
	13.339408	15.253319	14.35%	47,254	2006
	10.000000	13.339408	33.39%	48,937	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.126350	17.997091	-0.71%	66,544	2007
	15.413918	18.126350	17.60%	55,442	2006
	14.890118	15.413918	3.52%	28,387	2005
	13.652543	14.890118	9.06%	13,159	2004
	10.000000	13.652543	36.53%	1,622	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.449951	12.170952	6.30%	5,282	2007
	10.656145	11.449951	7.45%	5,557	2006
	10.000000	10.656145	6.56%	2,344	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	12.006703	12.944625	7.81%	43,282	2007
	10.961738	12.006703	9.53%	7,701	2006
	10.000000	10.961738	9.62%	2,936	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.367469	13.468509	8.90%	2,867	2007
	11.169149	12.367469	10.73%	3,016	2006
	10.000000	11.169149	11.69%	1,283	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.077970	18.723429	24.18%	34,209	2007
	14.428718	15.077970	4.50%	17,339	2006
	13.947355	14.428718	3.45%	20,759	2005
	13.794032	13.947355	1.11%	15,963	2004
	10.000000	13.794032	37.94%	4,243	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.695648	10.914247	2.04%	368,975	2007
	10.474496	10.695648	2.11%	183,995	2006
	10.483602	10.474496	-0.09%	29,382	2005
	10.262112	10.483602	2.16%	5,621	2004
	10.000000	10.262112	2.62%	988	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.260345	25.171396	13.08%	85,383	2007
	20.196810	22.260345	10.22%	85,747	2006
	17.452852	20.196810	15.72%	96,070	2005
	14.279064	17.452852	22.23%	27,615	2004
	10.000000	14.279064	42.79%	4,781	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	22.019372	25.269098	14.76%	2,433	2007
	19.067291	22.019372	15.48%	2,433	2006
	16.370488	19.067291	16.47%	2,434	2005
	14.734289	16.370488	11.10%	4,031	2004
	10.000000	14.734289	47.34%	1,058	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.780294	16.962678	14.77%	37,616	2007
	12.794338	14.780294	15.52%	38,495	2006
	10.988531	12.794338	16.43%	47,533	2005
	10.000000	10.988531	9.89%	3,561	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.133526	21.846573	3.37%	7,528	2007
	18.578540	21.133526	13.75%	11,072	2006
	18.498039	18.578540	0.44%	13,446	2005
	16.572366	18.498039	11.62%	8,229	2004
	10.000000	16.572366	65.72%	2,283	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.070887	11.261623	1.72%	69,905	2007
	10.000000	11.070887	10.71%	33,185	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.636787	15.872203	-4.60%	59,793	2007
	14.486224	16.636787	14.85%	68,362	2006
	14.284062	14.486224	1.42%	69,626	2005
	13.124559	14.284062	8.83%	27,110	2004
	10.000000	13.124559	31.25%	2,250	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.293406	20.379018	-4.29%	41,437	2007
	18.563394	21.293406	14.71%	26,128	2006
	17.405526	18.563394	6.65%	16,437	2005
	14.345083	17.405526	21.33%	22,446	2004
	10.000000	14.345083	43.45%	1,784	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.883394	20.040896	26.18%	72,928	2007
	12.638452	15.883394	25.68%	113,797	2006
	10.000000	12.638452	26.38%	54,548	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.494837	23.198948	13.19%	4,339	2007
	17.210388	20.494837	19.08%	5,393	2006
	15.931585	17.210388	8.03%	5,469	2005
	13.708346	15.931585	16.22%	7,517	2004
	10.000000	13.708346	37.08%	3,976	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.758392	16.704028	13.18%	210,455	2007
	12.391616	14.758392	19.10%	135,311	2006
	11.474649	12.391616	7.99%	36,847	2005
	10.000000	11.474649	14.75%	13,565	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.791538	11.747267	8.86%	30,035	2007
	9.752951	10.791538	10.65%	14,469	2006
	10.000000	9.752951	-2.47%	1,580	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.937940	15.070472	8.13%	11,827	2007
	12.873580	13.937940	8.27%	14,637	2006
	12.194655	12.873580	5.57%	14,761	2005
	11.484704	12.194655	6.18%	14,918	2004
	10.000000	11.484704	14.85%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.958344	22.716955	33.96%	8,409	2007
	15.849789	16.958344	6.99%	2,134	2006
	14.360798	15.849789	10.37%	1,096	2005
	12.415484	14.360798	15.67%	1,137	2004
	10.000000	12.415484	24.15%	2,222	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.518821	17.188123	4.05%	942	2007
	15.208589	16.518821	8.62%	0	2006
	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	31.046642	38.966658	25.51%	1,737	2007
	21.593269	31.046642	43.78%	1,737	2006
	16.690295	21.593269	29.38%	1,737	2005
	14.342071	16.690295	16.37%	3,993	2004
	10.000000	14.342071	43.42%	208	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.130702	26.532446	25.56%	42,844	2007
	14.689923	21.130702	43.84%	27,450	2006
	11.347757	14.689923	29.45%	4,201	2005
	10.000000	11.347757	13.48%	5,373	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.065578	10.339136	2.72%	296,760	2007
	9.851254	10.065578	2.18%	156,627	2006
	9.903697	9.851254	-0.53%	22,588	2005
	10.022565	9.903697	-1.19%	9,327	2004
	10.000000	10.022565	0.23%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.446858	15.725168	8.85%	15,650	2007
	13.730460	14.446858	5.22%	17,191	2006
	13.434891	13.730460	2.20%	12,306	2005
	12.572420	13.434891	6.86%	12,454	2004
	10.000000	12.572420	25.72%	841	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.139026	19.133862	5.48%	40,982	2007
	15.350871	18.139026	18.16%	15,426	2006
	14.704343	15.350871	4.40%	9,145	2005
	13.060441	14.704343	12.59%	3,323	2004
	10.000000	13.060441	30.60%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.425324	15.200728	-1.46%	7,592	2007
	14.946321	15.425324	3.20%	9,184	2006
	14.813472	14.946321	0.90%	9,025	2005
	13.504135	14.813472	9.70%	7,479	2004
	10.000000	13.504135	35.04%	414	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.039762	14.206802	1.19%	242,848	2007
	11.598000	14.039762	21.05%	176,956	2006
	10.000000	11.598000	15.98%	36,591	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.777348	21.297864	19.80%	2,344	2007
	15.838131	17.777348	12.24%	2,789	2006
	14.240445	15.838131	11.22%	6,012	2005
	12.516675	14.240445	13.77%	3,532	2004
	10.000000	12.516675	25.17%	2,048	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.521278	12.650574	1.03%	23,195	2007
	11.510881	12.521278	8.78%	22,423	2006
	10.000000	11.510881	15.11%	34,273	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.847072	16.719252	5.50%	310,987	2007
	14.213670	15.847072	11.49%	181,607	2006
	13.565311	14.213670	4.78%	7,464	2005
	12.213171	13.565311	11.07%	1,649	2004
	10.000000	12.213171	22.13%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.420045	10.843154	4.06%	611,294	2007
	10.000000	10.420045	4.20%	273,333	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.402195	10.502388	0.96%	55,980	2007
	10.000000	10.402195	4.02%	8,941	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.701461	11.998783	12.12%	54,069	2007
	10.000000	10.701461	7.01%	82,185	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.229939	11.222723	9.70%	129,053	2007
	10.000000	10.229939	2.30%	60,912	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.762924	-2.37%	25,425	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.966646	14.122069	1.11%	2,387	2007
	12.878087	13.966646	8.45%	3,078	2006
	12.828129	12.878087	0.39%	3,136	2005
	11.883363	12.828129	7.95%	9,775	2004
	10.000000	11.883363	18.83%	863	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.283062	11.412324	1.15%	17,123	2007
	10.404099	11.283062	8.45%	16,166	2006
	10.000000	10.404099	4.04%	16,586	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	34.059656	48.482892	42.35%	1,480	2007
	25.481383	34.059656	33.66%	1,480	2006
	19.637463	25.481383	29.76%	1,480	2005
	16.629376	19.637463	18.09%	4,143	2004
	10.000000	16.629376	66.29%	1,055	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.359741	29.033083	42.60%	59,898	2007
	15.205039	20.359741	33.90%	98,525	2006
	11.703984	15.205039	29.91%	54,783	2005
	10.000000	11.703984	17.04%	25,614	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	22.069553	25.977448	17.71%	0	2007
	16.389189	22.069553	34.66%	0	2006
	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.495625	20.776820	-3.34%	0	2007
	18.255387	21.495625	17.75%	0	2006
	16.804750	18.255387	8.63%	0	2005
	14.192104	16.804750	18.41%	2,168	2004
	10.000000	14.192104	41.92%	1,309	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.414910	10.941692	5.06%	311,378	2007
	10.278047	10.414910	1.33%	164,957	2006
	10.150616	10.278047	1.26%	13,505	2005
	10.025426	10.150616	1.25%	595	2004
	10.000000	10.025426	0.25%	1,881	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.501858	17.162259	10.71%	0	2007
	15.433728	15.501858	0.44%	476	2006
	14.548608	15.433728	6.08%	491	2005
	13.794368	14.548608	5.47%	2,304	2004
	10.000000	13.794368	37.94%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.461567	11.587466	10.76%	11,660	2007
	10.417260	10.461567	0.43%	14,447	2006
	9.815556	10.417260	6.13%	4,722	2005
	10.000000	9.815556	-1.84%	6,302	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.820602	11.604467	7.24%	53,950	2007
	10.000000	10.820602	8.21%	96,331	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.582248	11.966235	3.32%	57,316	2007
	11.126126	11.582248	4.10%	81,227	2006
	10.983569	11.126126	1.30%	40,493	2005
	10.704003	10.983569	2.61%	17,325	2004
	10.000000	10.704003	7.04%	7,707	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.066840	13.561316	3.78%	217,824	2007
	12.290759	13.066840	6.31%	255,984	2006
	11.996352	12.290759	2.45%	134,620	2005
	11.417528	11.996352	5.07%	66,997	2004
	10.000000	11.417528	14.18%	9,177	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.755622	15.285064	3.59%	817,947	2007
	13.513991	14.755622	9.19%	689,961	2006
	13.082811	13.513991	3.30%	515,805	2005
	12.181349	13.082811	7.40%	350,472	2004
	10.000000	12.181349	21.81%	24,604	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.867668	17.554065	4.07%	721,492	2007
	15.018394	16.867668	12.31%	614,671	2006
	14.304552	15.018394	4.99%	311,041	2005
	13.015066	14.304552	9.91%	178,995	2004
	10.000000	13.015066	30.15%	15,683	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.553909	19.273993	3.88%	129,761	2007
	16.190743	18.553909	14.60%	115,871	2006
	15.298388	16.190743	5.83%	122,907	2005
	13.683298	15.298388	11.80%	101,963	2004
	10.000000	13.683298	36.83%	1,745	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.364026	17.443661	6.60%	172,753	2007
	15.220574	16.364026	7.51%	86,837	2006
	14.162771	15.220574	7.47%	14,998	2005
	12.537202	14.162771	12.97%	15,218	2004
	10.000000	12.537202	25.37%	775	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.180528	20.226044	5.45%	36,869	2007
	17.800600	19.180528	7.75%	28,882	2006
	16.194190	17.800600	9.92%	25,070	2005
	14.271063	16.194190	13.48%	12,489	2004
	10.000000	14.271063	42.71%	2,541	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.072432	10.348233	2.74%	573,571	2007
	9.827008	10.072432	2.50%	144,635	2006
	9.761463	9.827008	0.67%	94,204	2005
	9.875470	9.761463	-1.15%	44,108	2004
	10.000000	9.875470	-1.25%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.237273	21.384785	0.69%	723	2007
	17.694429	21.237273	20.02%	1,453	2006
	16.142684	17.694429	9.61%	1,475	2005
	13.719727	16.142684	17.66%	1,691	2004
	10.000000	13.719727	37.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.049828	15.152857	0.68%	205,876	2007
	12.538773	15.049828	20.03%	129,303	2006
	11.437668	12.538773	9.63%	49,292	2005
	10.000000	11.437668	14.38%	11,186	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.221203	17.414054	7.35%	21,406	2007
	16.063452	16.221203	0.98%	24,486	2006
	15.205697	16.063452	5.64%	38,785	2005
	13.703517	15.205697	10.96%	22,213	2004
	10.000000	13.703517	37.04%	920	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.124258	20.122351	-9.05%	14,842	2007
	19.268704	22.124258	14.82%	21,725	2006
	19.119017	19.268704	0.78%	30,149	2005
	16.666453	19.119017	14.72%	23,170	2004
	10.000000	16.666453	66.66%	2,552	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.476947	20.455785	-0.10%	40,048	2007
	18.686979	20.476947	9.58%	33,775	2006
	17.014645	18.686979	9.83%	10,287	2005
	14.608788	17.014645	16.47%	15,771	2004
	10.000000	14.608788	46.09%	3,424	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.404635	17.352525	5.78%	239,947	2007
	14.752925	16.404635	11.20%	139,391	2006
	14.055950	14.752925	4.96%	548	2005
	13.087692	14.055950	7.40%	0	2004
	10.000000	13.087692	30.88%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.409409	19.305313	17.65%	2,221	2007
	15.120449	16.409409	8.52%	2,979	2006
	15.540781	15.120449	-2.70%	3,000	2005
	15.235433	15.540781	2.00%	6,248	2004
	10.000000	15.235433	52.35%	1,140	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.479982	13.495427	17.56%	61,914	2007
	10.528683	11.479982	9.04%	30,154	2006
	10.821368	10.528683	-2.70%	17,759	2005
	10.000000	10.821368	8.21%	24,171	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.477758	20.924907	19.72%	3,590	2007
	17.914949	17.477758	-2.44%	2,575	2006
	16.356587	17.914949	9.53%	9,093	2005
	14.881339	16.356587	9.91%	14,247	2004
	10.000000	14.881339	48.81%	430	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	18.002842	17.189769	-4.52%	231,107	2007
	15.887753	18.002842	13.31%	193,931	2006
	15.586906	15.887753	1.93%	70,699	2005
	13.577106	15.586906	14.80%	32,756	2004
	10.000000	13.577106	35.77%	3,397	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.704613	12.005886	2.57%	53,704	2007
	11.385869	11.704613	2.80%	27,617	2006
	11.363940	11.385869	0.19%	13,913	2005
	10.879096	11.363940	4.46%	7,893	2004
	10.000000	10.879096	8.79%	280	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.434015	17.228540	11.63%	19,622	2007
	14.617296	15.434015	5.59%	23,259	2006
	14.215918	14.617296	2.82%	25,041	2005
	13.598930	14.215918	4.54%	8,099	2004
	10.000000	13.598930	35.99%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.620904	23.526051	4.00%	1,893	2007
	19.656415	22.620904	15.08%	2,447	2006
	17.575066	19.656415	11.84%	2,467	2005
	15.077980	17.575066	16.56%	2,489	2004
	10.000000	15.077980	50.78%	1,488	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.793739	15.382422	3.98%	62,705	2007
	12.851121	14.793739	15.12%	108,876	2006
	11.491649	12.851121	11.83%	67,569	2005
	10.000000	11.491649	14.92%	23,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.522694	-4.77%	3,061	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.767676	13.434470	-2.42%	6,238	2007
	12.854710	13.767676	7.10%	8,301	2006
	12.851964	12.854710	0.02%	5,630	2005
	12.054908	12.851964	6.61%	3,659	2004
	10.000000	12.054908	20.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.307973	16.652019	2.11%	226,057	2007
	14.492509	16.307973	12.53%	159,746	2006
	13.977468	14.492509	3.68%	13,779	2005
	13.060920	13.977468	7.02%	14,282	2004
	10.000000	13.060920	30.61%	453	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.275840	20.568311	-3.33%	65,065	2007
	18.923917	21.275840	12.43%	41,846	2006
	17.590220	18.923917	7.58%	11,069	2005
	15.052827	17.590220	16.86%	11,678	2004
	10.000000	15.052827	50.53%	388	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.667777	14.432931	-7.88%	4,402	2007
	13.785121	15.667777	13.66%	5,693	2006
	13.359972	13.785121	3.18%	7,321	2005
	12.262996	13.359972	8.95%	6,289	2004
	10.000000	12.262996	22.63%	1,197	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.828334	21.066102	6.24%	0	2007
	15.832728	19.828334	25.24%	0	2006
	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.909247	13.354829	3.45%	0	2007
	12.486580	12.909247	3.38%	0	2006
	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	2,067	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.972698	13.203974	10.28%	116,704	2007
	11.168283	11.972698	7.20%	9,477	2006
	10.000000	11.168283	11.68%	4,916	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.214584	12.337930	1.01%	61,771	2007
	10.498960	12.214584	16.34%	53,414	2006
	10.000000	10.498960	4.99%	55,406	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.196576	10.519264	3.16%	25,931	2007
	9.996390	10.196576	2.00%	7,182	2006
	10.000000	9.996390	-0.04%	1,127	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.647467	10.983472	3.16%	242,987	2007
	10.485262	10.647467	1.55%	124,501	2006
	10.288472	10.485262	1.91%	7,207	2005
	10.082409	10.288472	2.04%	3,724	2004
	10.000000	10.082409	0.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.152914	16.848924	4.31%	420	2007
	14.867089	16.152914	8.65%	420	2006
	13.521031	14.867089	9.96%	420	2005
	12.527281	13.521031	7.93%	456	2004
	10.000000	12.527281	25.27%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.729884	22.490192	-18.90%	31,756	2007
	20.541698	27.729884	34.99%	24,625	2006
	17.943250	20.541698	14.48%	17,710	2005
	13.448721	17.943250	33.42%	8,064	2004
	10.000000	13.448721	34.49%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.348097	17.222236	-0.73%	11,275	2007
	15.680851	17.348097	10.63%	12,516	2006
	15.183899	15.680851	3.27%	20,288	2005
	13.985760	15.183899	8.57%	20,303	2004
	10.000000	13.985760	39.86%	1,716	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.290591	16.732514	9.43%	5,870	2007
	14.718123	15.290591	3.89%	4,401	2006
	13.838157	14.718123	6.36%	1,945	2005
	13.286364	13.838157	4.15%	1,951	2004
	10.000000	13.286364	32.86%	1,324	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.108161	20.688366	8.27%	473	2007
	16.779275	19.108161	13.88%	1,452	2006
	15.676768	16.779275	7.03%	513	2005
	13.884724	15.676768	12.91%	513	2004
	10.000000	13.884724	38.85%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.405833	17.875638	2.70%	2,302	2007
	15.189296	17.405833	14.59%	6,248	2006
	14.824901	15.189296	2.46%	8,141	2005
	13.608022	14.824901	8.94%	8,141	2004
	10.000000	13.608022	36.08%	1,410	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.044400	19.931126	-0.57%	1,874	2007
	17.918036	20.044400	11.87%	4,135	2006
	17.154343	17.918036	4.45%	4,641	2005
	14.707841	17.154343	16.63%	4,641	2004
	10.000000	14.707841	47.08%	984	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.295269	16.865337	-2.49%	1,307	2007
	15.114823	17.295269	14.43%	0	2006
	14.763325	15.114823	2.38%	0	2005
	13.388693	14.763325	10.27%	0	2004
	10.000000	13.388693	33.89%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.645991	22.688883	15.49%	4,298	2007
	16.077820	19.645991	22.19%	4,298	2006
	14.511378	16.077820	10.79%	4,298	2005
	12.907885	14.511378	12.42%	4,884	2004
	10.000000	12.907885	29.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.167411	17.513966	15.47%	6,681	2007
	12.400583	15.167411	22.31%	5,781	2006
	11.205590	12.400583	10.66%	6,295	2005
	10.000000	11.205590	12.06%	5,656	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.134493	12.551742	-4.44%	1,694	2007
	11.152811	13.134493	17.77%	1,376	2006
	10.000000	11.152811	11.53%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.272747	15.708588	18.35%	8,819	2007
	14.025081	13.272747	-5.36%	9,215	2006
	14.040497	14.025081	-0.11%	8,798	2005
	12.961691	14.040497	8.32%	15,473	2004
	10.000000	12.961691	29.62%	6,270	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	18.010698	16.702930	-7.26%	15,881	2007
	15.520786	18.010698	16.04%	16,080	2006
	15.111116	15.520786	2.71%	17,285	2005
	13.512065	15.111116	11.83%	26,983	2004
	10.000000	13.512065	35.12%	2,440	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.050982	16.468429	36.66%	2,792	2007
	11.299669	12.050982	6.65%	0	2006
	10.000000	11.299669	13.00%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.613767	11.381929	7.24%	14,781	2007
	10.665985	10.613767	-0.49%	14,934	2006
	10.721060	10.665985	-0.51%	10,290	2005
	10.344356	10.721060	3.64%	17,146	2004
	10.000000	10.344356	3.44%	2,201	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.355099	19.804932	-2.70%	884	2007
	18.162532	20.355099	12.07%	1,118	2006
	17.290778	18.162532	5.04%	1,047	2005
	14.482926	17.290778	19.39%	5,548	2004
	10.000000	14.482926	44.83%	794	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.508747	16.975537	2.83%	23,053	2007
	14.628794	16.508747	12.85%	24,294	2006
	14.300041	14.628794	2.30%	25,642	2005
	13.229679	14.300041	8.09%	25,947	2004
	10.000000	13.229679	32.30%	7,917	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	15.019248	15.717602	4.65%	1,437	2007
	13.194185	15.019248	13.83%	8,202	2006
	12.936823	13.194185	1.99%	2,862	2005
	12.603055	12.936823	2.65%	1,273	2004
	10.000000	12.603055	26.03%	199	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.634927	13.585320	-13.11%	5,487	2007
	15.418441	15.634927	1.40%	5,487	2006
	14.911623	15.418441	3.40%	4,425	2005
	13.709405	14.911623	8.77%	4,967	2004
	10.000000	13.709405	37.09%	771	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.634357	14.684684	-11.72%	0	2007
	14.578305	16.634357	14.10%	0	2006
	14.204124	14.578305	2.63%	0	2005
	13.243124	14.204124	7.26%	0	2004
	10.000000	13.243124	32.43%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.281941	16.410037	7.38%	3,446	2007
	13.474333	15.281941	13.42%	3,446	2006
	13.526220	13.474333	-0.38%	3,446	2005
	12.892635	13.526220	4.91%	3,446	2004
	10.000000	12.892635	28.93%	3,446	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.253497	9.893006	-3.52%	0	2007
	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.389604	10.698526	2.97%	34,640	2007
	10.206382	10.389604	1.80%	32,803	2006
	10.317582	10.206382	-1.08%	32,434	2005
	10.195062	10.317582	1.20%	31,825	2004
	10.000000	10.195062	1.95%	4,537	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.712188	21.497644	14.89%	18,219	2007
	17.142949	18.712188	9.15%	19,625	2006
	15.003027	17.142949	14.26%	20,234	2005
	13.300678	15.003027	12.80%	25,506	2004
	10.000000	13.300678	33.01%	2,246	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.227511	21.720703	42.64%	5,967	2007
	13.330408	15.227511	14.23%	3,256	2006
	10.000000	13.330408	33.30%	6,257	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.054937	17.907811	-0.81%	24,212	2007
	15.368821	18.054937	17.48%	25,097	2006
	14.861653	15.368821	3.41%	26,944	2005
	13.640353	14.861653	8.95%	27,133	2004
	10.000000	13.640353	36.40%	7,404	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.430576	12.137905	6.19%	0	2007
	10.648948	11.430576	7.34%	0	2006
	10.000000	10.648948	6.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.986381	12.909459	7.70%	0	2007
	10.954327	11.986381	9.42%	0	2006
	10.000000	10.954327	9.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.346527	13.431918	8.79%	0	2007
	11.161593	12.346527	10.62%	0	2006
	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	15.018540	18.630533	24.05%	29,768	2007
	14.386490	15.018540	4.39%	30,722	2006
	13.920691	14.386490	3.35%	30,259	2005
	13.781718	13.920691	1.01%	27,480	2004
	10.000000	13.781718	37.82%	1,799	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.653482	10.860076	1.94%	22,806	2007
	10.443820	10.653482	2.01%	15,570	2006
	10.463537	10.443820	-0.19%	19,711	2005
	10.252933	10.463537	2.05%	18,877	2004
	10.000000	10.252933	2.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.172632	25.046511	12.96%	24,900	2007
	20.137717	22.172632	10.10%	27,426	2006
	17.419498	20.137717	15.60%	30,014	2005
	14.266319	17.419498	22.10%	33,082	2004
	10.000000	14.266319	42.66%	6,208	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.932626	25.143740	14.64%	1,172	2007
	19.011494	21.932626	15.37%	1,172	2006
	16.339193	19.011494	16.36%	3,073	2005
	14.721125	16.339193	10.99%	6,953	2004
	10.000000	14.721125	47.21%	3,272	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.740282	16.899403	14.65%	4,279	2007
	12.772696	14.740282	15.40%	7,116	2006
	10.981123	12.772696	16.32%	11,523	2005
	10.000000	10.981123	9.81%	4,499	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.050300	21.738230	3.27%	1,445	2007
	18.524206	21.050300	13.64%	604	2006
	18.462717	18.524206	0.33%	906	2005
	16.557596	18.462717	11.51%	1,293	2004
	10.000000	16.557596	65.58%	404	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.063397	11.242463	1.62%	7,027	2007
	10.000000	11.063397	10.63%	4,476	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.571233	15.793448	-4.69%	45,504	2007
	14.443825	16.571233	14.73%	48,464	2006
	14.256750	14.443825	1.31%	56,866	2005
	13.112843	14.256750	8.72%	53,670	2004
	10.000000	13.112843	31.13%	3,290	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.209528	20.277923	-4.39%	4,349	2007
	18.509091	21.209528	14.59%	3,051	2006
	17.372271	18.509091	6.54%	3,987	2005
	14.332287	17.372271	21.21%	2,628	2004
	10.000000	14.332287	43.32%	1,433	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.856537	19.986509	26.05%	792	2007
	12.629924	15.856537	25.55%	8,309	2006
	10.000000	12.629924	26.30%	5,084	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.414100	23.083871	13.08%	1,405	2007
	17.160035	20.414100	18.96%	2,170	2006
	15.901138	17.160035	7.92%	2,574	2005
	13.696109	15.901138	16.10%	2,574	2004
	10.000000	13.696109	39.96%	2,907	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.718460	16.641751	13.07%	6,837	2007
	12.370668	14.718460	18.98%	7,546	2006
	11.466910	12.370668	7.88%	11,248	2005
	10.000000	11.466910	14.67%	9,742	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.773268	11.715354	8.74%	7,198	2007
	9.746350	10.773268	10.54%	2,424	2006
	10.000000	9.746350	-2.54%	448	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.883000	14.995676	8.01%	849	2007
	12.835888	13.883000	8.16%	9,372	2006
	12.171323	12.835888	5.46%	9,372	2005
	11.474432	12.171323	6.07%	9,372	2004
	10.000000	11.474432	14.74%	9,372	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.891524	22.604261	33.82%	0	2007
	15.803415	16.891524	6.89%	2,203	2006
	14.333356	15.803415	10.26%	2,752	2005
	12.404395	14.333356	15.55%	2,752	2004
	10.000000	12.404395	24.04%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.457204	17.106452	3.95%	0	2007
	15.167281	16.457204	8.50%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.924379	38.773429	25.38%	0	2007
	21.530106	30.924379	43.63%	156	2006
	16.658394	21.530106	29.24%	156	2005
	14.329271	16.658394	16.25%	156	2004
	10.000000	14.329271	43.29%	431	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.073540	26.433554	25.43%	7,765	2007
	14.665093	21.073540	43.70%	5,977	2006
	11.340105	14.665093	29.32%	2,785	2005
	10.000000	11.340105	13.40%	3,358	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.025895	10.287811	2.61%	13,715	2007
	9.822401	10.025895	2.07%	5,081	2006
	9.884739	9.822401	-0.63%	4,790	2005
	10.013601	9.884739	-1.29%	16,654	2004
	10.000000	10.013601	0.14%	2,276	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.389907	15.647124	8.74%	15,788	2007
	13.690268	14.389907	5.11%	16,759	2006
	13.409185	13.690268	2.10%	16,542	2005
	12.561188	13.409185	6.75%	17,373	2004
	10.000000	12.561188	25.61%	1,829	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.067550	19.038918	5.38%	2,872	2007
	15.305948	18.067550	18.04%	3,726	2006
	14.676237	15.305948	4.29%	3,380	2005
	13.048782	14.676237	12.47%	2,080	2004
	10.000000	13.048782	30.49%	886	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.364529	15.125283	-1.56%	7,826	2007
	14.902574	15.364529	3.10%	15,043	2006
	14.785157	14.902574	0.79%	15,037	2005
	13.492076	14.785157	9.58%	15,038	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.016019	14.168231	1.09%	3,991	2007
	11.590165	14.016019	20.93%	2,008	2006
	10.000000	11.590165	15.90%	8,222	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.705101	21.189568	19.68%	1,171	2007
	15.789820	17.705101	12.13%	8,922	2006
	14.211453	15.789820	11.11%	10,938	2005
	12.503945	14.211453	13.66%	10,053	2004
	10.000000	12.503945	25.04%	1,460	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.500086	12.616208	0.93%	1,030	2007
	11.503106	12.500086	8.67%	1,990	2006
	10.000000	11.503106	15.03%	2,583	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.787973	16.639823	5.40%	7,187	2007
	14.175083	15.787973	11.38%	3,451	2006
	13.542257	14.175083	4.67%	0	2005
	12.204855	13.542257	10.96%	0	2004
	10.000000	12.204855	22.05%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.412999	10.824700	3.95%	2,428	2007
	10.000000	10.412999	4.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.395160	10.484532	0.86%	984	2007
	10.000000	10.395160	3.95%	1,019	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.694225	11.978384	12.01%	3,483	2007
	10.000000	10.694225	6.94%	7,674	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.223017	11.203628	9.59%	2,127	2007
	10.000000	10.223017	2.23%	267	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.756266	-2.44%	1,629	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.911607	14.051996	1.01%	0	2007
	12.840388	13.911607	8.34%	559	2006
	12.803603	12.840388	0.29%	872	2005
	11.872754	12.803603	7.84%	28,745	2004
	10.000000	11.872754	18.73%	6,757	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.263973	11.381340	1.04%	29,881	2007
	10.397061	11.263973	8.34%	30,204	2006
	10.000000	10.397061	3.97%	33,306	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.925580	48.242573	42.20%	63	2007
	25.406901	33.925580	33.53%	63	2006
	19.599967	25.406901	29.63%	127	2005
	16.614545	19.599967	17.97%	1,400	2004
	10.000000	16.614545	66.15%	702	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.304691	28.924923	42.45%	4,588	2007
	15.179352	20.304691	33.77%	12,418	2006
	11.696090	15.179352	29.78%	9,336	2005
	10.000000	11.696090	16.96%	9,691	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.982607	25.848596	17.59%	0	2007
	16.341213	21.982607	34.52%	0	2006
	15.710171	16.341213	4.02%	0	2005
	12.379670	15.710171	26.90%	0	2004
	10.000000	12.379670	23.80%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.410903	20.673697	-3.44%	0	2007
	18.201963	21.410903	17.63%	0	2006
	16.772628	18.201963	8.52%	0	2005
	14.179440	16.772628	18.29%	0	2004
	10.000000	14.179440	41.79%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.373859	10.887396	4.95%	10,886	2007
	10.247946	10.373859	1.23%	4,114	2006
	10.131190	10.247946	1.15%	2,820	2005
	10.016466	10.131190	1.15%	2,820	2004
	10.000000	10.016466	0.16%	2,820	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.440764	17.077093	10.60%	0	2007
	15.388553	15.440764	0.34%	0	2006
	14.520792	15.388553	5.98%	0	2005
	13.782051	14.520792	5.36%	3,211	2004
	10.000000	13.782051	37.82%	2,262	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.433256	11.544255	10.65%	1,482	2007
	10.399656	10.433256	0.32%	1,087	2006
	9.808944	10.399656	6.02%	350	2005
	10.000000	9.808944	-1.91%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.813290	11.584740	7.13%	3,042	2007
	10.000000	10.813290	8.13%	6,705	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.536569	11.906822	3.21%	61,762	2007
	11.093530	11.536569	3.99%	72,768	2006
	10.962542	11.093530	1.19%	81,664	2005
	10.694430	10.962542	2.51%	96,986	2004
	10.000000	10.694430	6.94%	45,789	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.015336	13.494008	3.68%	65,151	2007
	12.254779	13.015336	6.21%	65,486	2006
	11.973403	12.254779	2.35%	71,600	2005
	11.407324	11.973403	4.96%	69,164	2004
	10.000000	11.407324	14.07%	6,417	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.697465	15.209225	3.48%	147,201	2007
	13.474435	14.697465	9.08%	157,323	2006
	13.057801	13.474435	3.19%	162,837	2005
	12.170466	13.057801	7.29%	167,483	2004
	10.000000	12.170466	21.70%	31,360	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.801179	17.466945	3.96%	28,374	2007
	14.974431	16.801179	12.20%	29,432	2006
	14.277204	14.974431	4.88%	36,337	2005
	13.003440	14.277204	9.80%	37,358	2004
	10.000000	13.003440	30.03%	10,976	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.480800	19.178354	3.77%	15,117	2007
	16.143361	18.480800	14.48%	21,902	2006
	15.269138	16.143361	5.73%	40,091	2005
	13.671080	15.269138	11.69%	40,002	2004
	10.000000	13.671080	36.71%	6,350	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.302970	17.360762	6.49%	2,112	2007
	15.179239	16.302970	7.40%	189	2006
	14.138683	15.179239	7.36%	1,771	2005
	12.528665	14.138683	12.85%	5,517	2004
	10.000000	12.528665	25.29%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.104962	20.125702	5.34%	6,128	2007
	17.748516	19.104962	7.64%	5,679	2006
	16.163229	17.748516	9.81%	4,877	2005
	14.258318	16.163229	13.36%	3,979	2004
	10.000000	14.258318	42.58%	2,579	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.032335	10.296468	2.63%	60,377	2007
	9.797849	10.032335	2.39%	1,999	2006
	9.742408	9.797849	0.57%	1,958	2005
	9.866252	9.742408	-1.26%	21,244	2004
	10.000000	9.866252	-1.34%	9,966	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.158085	21.283193	0.59%	0	2007
	17.646394	21.158085	19.90%	0	2006
	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	15.009110	15.096355	0.58%	8,792	2007
	12.517575	15.009110	19.90%	11,548	2006
	11.429957	12.517575	9.52%	4,297	2005
	10.000000	11.429957	14.30%	4,787	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.157321	17.327684	7.24%	6,691	2007
	16.016489	16.157321	0.88%	7,690	2006
	15.176647	16.016489	5.53%	10,968	2005
	13.691297	15.176647	10.85%	15,584	2004
	10.000000	13.691297	36.91%	438	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	22.037087	20.022505	-9.14%	7,515	2007
	19.212316	22.037087	14.70%	9,721	2006
	19.082471	19.212316	0.68%	13,797	2005
	16.651575	19.082471	14.60%	17,051	2004
	10.000000	16.651575	66.52%	1,880	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.396289	20.354304	-0.21%	12,159	2007
	18.632321	20.396289	9.47%	12,643	2006
	16.982135	18.632321	9.72%	13,859	2005
	14.595763	16.982135	16.35%	17,640	2004
	10.000000	14.595763	45.96%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.339996	17.266434	5.67%	2,856	2007
	14.709754	16.339996	11.08%	570	2006
	14.029076	14.709754	4.85%	0	2005
	13.076000	14.029076	7.29%	0	2004
	10.000000	13.076000	30.76%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.344742	19.209519	17.53%	0	2007
	15.076196	16.344742	8.41%	0	2006
	15.511083	15.076196	-2.80%	0	2005
	15.221842	15.511083	1.90%	492	2004
	10.000000	15.221842	52.22%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.448908	13.445093	17.44%	3,328	2007
	10.510879	11.448908	8.92%	679	2006
	10.814081	10.510879	-2.80%	3,176	2005
	10.000000	10.814081	8.14%	5,506	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.408887	20.821076	19.60%	51	2007
	17.862538	17.408887	-2.54%	51	2006
	16.325331	17.862538	9.42%	4,435	2005
	14.868058	16.325331	9.80%	5,980	2004
	10.000000	14.868058	48.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.931895	17.104463	-4.61%	10,972	2007
	15.841252	17.931895	13.20%	9,696	2006
	15.557110	15.841252	1.83%	11,110	2005
	13.564975	15.557110	14.69%	9,084	2004
	10.000000	13.564975	35.65%	4,609	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.658490	11.946313	2.47%	5,153	2007
	11.352549	11.658490	2.69%	5,712	2006
	11.342216	11.352549	0.09%	7,720	2005
	10.869371	11.342216	4.35%	6,666	2004
	10.000000	10.869371	8.69%	1,747	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.373179	17.143028	11.51%	6,068	2007
	14.574517	15.373179	5.48%	6,779	2006
	14.188733	14.574517	2.72%	8,772	2005
	13.586785	14.188733	4.43%	8,772	2004
	10.000000	13.586785	35.87%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.531760	23.409317	3.89%	4,260	2007
	19.598892	22.531760	14.96%	7,450	2006
	17.541465	19.598892	11.73%	7,730	2005
	15.064518	17.541465	16.44%	7,730	2004
	10.000000	15.064518	50.65%	2,988	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.753720	15.325079	3.87%	18,209	2007
	12.829390	14.753720	15.00%	26,047	2006
	11.483888	12.829390	11.72%	18,208	2005
	10.000000	11.483888	14.84%	24,775	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.516191	-4.84%	394	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.713423	13.367797	-2.52%	6,996	2007
	12.817079	13.713423	6.99%	27,875	2006
	12.827384	12.817079	-0.08%	28,614	2005
	12.044132	12.827384	6.50%	28,606	2004
	10.000000	12.044132	20.44%	2,393	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.243720	16.569401	2.00%	17,672	2007
	14.450104	16.243720	12.41%	15,388	2006
	13.950757	14.450104	3.58%	16,216	2005
	13.049268	13.950757	6.91%	16,188	2004
	10.000000	13.049268	30.49%	3,016	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.192011	20.466250	-3.42%	4,076	2007
	18.868546	21.192011	12.31%	3,572	2006
	17.556599	18.868546	7.47%	3,323	2005
	15.039396	17.556599	16.74%	6,609	2004
	10.000000	15.039396	50.39%	2,916	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.609361	14.364366	-7.98%	0	2007
	13.747700	15.609361	13.54%	0	2006
	13.337274	13.747700	3.08%	0	2005
	12.254650	13.337274	8.83%	0	2004
	10.000000	12.254650	22.55%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.754407	20.966032	6.13%	1,857	2007
	15.789756	19.754407	25.11%	1,857	2006
	14.366828	15.789756	9.90%	1,857	2005
	12.623059	14.366828	13.81%	1,857	2004
	10.000000	12.623059	26.23%	1,150	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.861125	13.291398	3.35%	0	2007
	12.452706	12.861125	3.28%	0	2006
	12.027836	12.452706	3.53%	0	2005
	11.691158	12.027836	2.88%	0	2004
	10.000000	11.691158	16.91%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.952445	13.168108	10.17%	1,737	2007
	11.160740	11.952445	7.09%	130	2006
	10.000000	11.160740	11.61%	136	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.193930	12.304436	0.91%	2,905	2007
	10.491870	12.193930	16.22%	3,025	2006
	10.000000	10.491870	4.92%	4,423	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.179315	10.490687	3.06%	0	2007
	9.989630	10.179315	1.90%	0	2006
	10.000000	9.989630	-0.10%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.607728	10.931263	3.05%	15,711	2007
	10.456755	10.607728	1.44%	9,620	2006
	10.270946	10.456755	1.81%	7,169	2005
	10.075530	10.270946	1.94%	917	2004
	10.000000	10.075530	0.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.087202	16.763181	4.20%	253	2007
	14.821686	16.087202	8.54%	253	2006
	13.493469	14.821686	9.84%	253	2005
	12.514501	13.493469	7.82%	253	2004
	10.000000	12.514501	25.15%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.617212	22.375822	-18.98%	13,795	2007
	20.479033	27.617212	34.86%	13,808	2006
	17.906714	20.479033	14.37%	12,584	2005
	13.435027	17.906714	33.28%	12,689	2004
	10.000000	13.435027	34.35%	535	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.313857	17.179432	-0.78%	11,443	2007
	15.657871	17.313857	10.58%	9,876	2006
	15.169376	15.657871	3.22%	9,658	2005
	13.979518	15.169376	8.51%	6,511	2004
	10.000000	13.979518	39.80%	1,294	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.260405	16.690911	9.37%	3,357	2007
	14.696550	15.260405	3.84%	1,872	2006
	13.824911	14.696550	6.30%	1,872	2005
	13.280420	13.824911	4.10%	0	2004
	10.000000	13.280420	32.80%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.070446	20.636944	8.21%	18,940	2007
	16.754692	19.070446	13.82%	529	2006
	15.661763	16.754692	6.98%	545	2005
	13.878517	15.661763	12.85%	512	2004
	10.000000	13.878517	38.79%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.371482	17.831215	2.65%	229	2007
	15.167034	17.371482	14.53%	1,072	2006
	14.810710	15.167034	2.41%	1,072	2005
	13.601946	14.810710	8.89%	1,072	2004
	10.000000	13.601946	36.02%	1,072	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	20.004835	19.881577	-0.62%	0	2007
	17.891791	20.004835	11.81%	0	2006
	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.261152	16.823427	-2.54%	492	2007
	15.092690	17.261152	14.37%	551	2006
	14.749211	15.092690	2.33%	701	2005
	13.382710	14.749211	10.21%	782	2004
	10.000000	13.382710	33.83%	850	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.607227	22.632481	15.43%	0	2007
	16.054265	19.607227	22.13%	0	2006
	14.497488	16.054265	10.74%	0	2005
	12.902120	14.497488	12.37%	0	2004
	10.000000	12.902120	29.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.146877	17.481280	15.41%	438	2007
	12.390106	15.146877	22.25%	0	2006
	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	541	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.123367	12.534662	-4.49%	11,259	2007
	11.149040	13.123367	17.71%	11,149	2006
	10.000000	11.149040	11.49%	9,580	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.246557	15.669558	18.29%	1,246	2007
	14.004540	13.246557	-5.41%	1,432	2006
	14.027081	14.004540	-0.16%	1,427	2005
	12.955910	14.027081	8.27%	1,035	2004
	10.000000	12.955910	29.56%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.975152	16.661398	-7.31%	1,962	2007
	15.498037	17.975152	15.98%	1,972	2006
	15.096644	15.498037	2.66%	1,908	2005
	13.506024	15.096644	11.78%	1,797	2004
	10.000000	13.506024	35.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.040781	16.446059	36.59%	5,001	2007
	11.295864	12.040781	6.59%	853	2006
	10.000000	11.295864	12.96%	530	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.592145	11.352913	7.18%	34,598	2007
	10.649676	10.592145	-0.54%	36,727	2006
	10.710117	10.649676	-0.56%	27,869	2005
	10.339077	10.710117	3.59%	3,018	2004
	10.000000	10.339077	3.39%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.314945	19.755702	-2.75%	11,775	2007
	18.135933	20.314945	12.01%	12,418	2006
	17.274245	18.135933	4.99%	8,806	2005
	14.476466	17.274245	19.33%	1,017	2004
	10.000000	14.476466	44.76%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.476163	16.933338	2.77%	6,281	2007
	14.607347	16.476163	12.79%	2,952	2006
	14.286350	14.607347	2.25%	1,681	2005
	13.233766	14.286350	8.04%	662	2004
	10.000000	13.223766	32.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.989587	15.678515	4.60%	2,865	2007
	13.174846	14.989587	13.77%	2,499	2006
	12.924440	13.174846	1.94%	3,222	2005
	12.597418	12.924440	2.60%	1,422	2004
	10.000000	12.597418	25.97%	496	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.604053	13.551525	-13.15%	0	2007
	15.395830	15.604053	1.35%	0	2006
	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.601546	14.648184	-11.77%	0	2007
	14.556952	16.601546	14.05%	0	2006
	14.190535	14.556952	2.58%	0	2005
	13.237204	14.190535	7.20%	0	2004
	10.000000	13.237204	32.37%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.251778	16.369247	7.33%	0	2007
	13.454576	15.251778	13.36%	0	2006
	13.513275	13.454576	-0.43%	486	2005
	12.886877	13.513275	4.86%	486	2004
	10.000000	12.886877	28.87%	486	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.250027	9.884582	-3.57%	3,857	2007
	10.000000	10.250027	2.50%	1,713	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.369103	10.671951	2.92%	17,570	2007
	10.191431	10.369103	1.74%	9,735	2006
	10.307707	10.191431	-1.13%	7,966	2005
	10.190502	10.307707	1.15%	1,674	2004
	10.000000	10.190502	1.91%	999	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.675265	21.444230	14.83%	74,239	2007
	17.117834	18.675265	9.10%	66,387	2006
	14.988674	17.117834	14.21%	81,522	2005
	13.294731	14.988674	12.74%	31,622	2004
	10.000000	13.294731	32.95%	2,646	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.214616	21.691185	42.57%	18,535	2007
	13.325902	15.214616	14.17%	17,250	2006
	10.000000	13.325902	33.26%	13,872	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	18.019294	17.863277	-0.87%	28,566	2007
	15.346286	18.019294	17.42%	33,505	2006
	14.847432	15.346286	3.36%	22,909	2005
	13.634249	14.847432	8.90%	3,928	2004
	10.000000	13.634249	36.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.420894	12.121398	6.13%	579	2007
	10.645340	11.420894	7.29%	579	2006
	10.000000	10.645340	6.45%	579	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.976237	12.891909	7.65%	3,713	2007
	10.950625	11.976237	9.37%	6,959	2006
	10.000000	10.950625	9.51%	3,190	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.336072	13.413650	8.74%	415	2007
	11.157822	12.336072	10.56%	0	2006
	10.000000	11.157822	11.58%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.988895	18.584218	23.99%	22,791	2007
	14.365402	14.988895	4.34%	21,638	2006
	13.907364	14.365402	3.29%	12,689	2005
	13.775565	13.907364	0.96%	148	2004
	10.000000	13.775565	37.76%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.632447	10.833067	1.89%	137,805	2007
	10.428513	10.632447	1.96%	71,828	2006
	10.453517	10.428513	-0.24%	12,176	2005
	10.248354	10.453517	2.00%	2,685	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.128891	24.984269	12.90%	31,691	2007
	20.108230	22.128891	10.05%	31,051	2006
	17.402840	20.108230	15.55%	33,066	2005
	14.259951	17.402840	22.04%	12,701	2004
	10.000000	14.259951	42.60%	1,340	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.889365	25.081274	14.58%	0	2007
	18.983665	21.889365	15.31%	0	2006
	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.720344	16.867887	14.59%	8,867	2007
	12.761915	14.720344	15.35%	10,229	2006
	10.977423	12.761915	16.26%	7,840	2005
	10.000000	10.977423	9.77%	1,710	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	21.008749	21.684189	3.22%	2,599	2007
	18.497060	21.008749	13.58%	2,633	2006
	18.445047	18.497060	0.28%	3,945	2005
	16.550196	18.445047	11.45%	902	2004
	10.000000	16.550196	65.50%	906	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.059653	11.232890	1.57%	31,111	2007
	10.000000	11.059653	10.60%	11,423	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.538532	15.754182	-4.74%	38,055	2007
	14.422662	16.538532	14.67%	40,013	2006
	14.243111	14.422662	1.26%	38,001	2005
	13.106978	14.243111	8.67%	21,021	2004
	10.000000	13.106978	31.07%	142	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.167670	20.227505	-4.44%	12,415	2007
	18.481973	21.167670	14.53%	5,944	2006
	17.355641	18.481973	6.49%	5,943	2005
	14.325876	17.355641	21.15%	1,466	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.843098	19.959312	25.98%	6,949	2007
	12.625657	15.843098	25.48%	7,922	2006
	10.000000	12.625657	26.26%	4,649	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.373817	23.026509	13.02%	0	2007
	17.134893	20.373817	18.90%	0	2006
	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16.04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.698535	16.610689	13.01%	83,475	2007
	12.360206	14.698535	18.92%	47,875	2006
	11.463043	12.360206	7.83%	22,356	2005
	10.000000	11.463043	14.63%	3,792	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.764143	11.699431	8.69%	11,663	2007
	9.743053	10.764143	10.48%	10,787	2006
	10.000000	9.743053	-2.57%	7,068	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.855599	14.958403	7.96%	157	2007
	12.817080	13.855599	8.10%	157	2006
	12.159675	12.817080	5.41%	157	2005
	11.469301	12.159675	6.02%	157	2004
	10.000000	11.469301	14.69%	157	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.858184	22.548081	33.75%	102	2007
	15.780255	16.858184	6.83%	0	2006
	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.45%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.863370	38.677089	25.32%	0	2007
	21.498566	30.863370	43.56%	0	2006
	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.044995	26.384213	25.37%	13,111	2007
	14.652679	21.044995	43.63%	4,723	2006
	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.006105	10.262231	2.56%	87,936	2007
	9.808011	10.006105	2.02%	50,634	2006
	9.875283	9.808011	-0.68%	24,928	2005
	10.009117	9.875283	-1.34%	335	2004
	10.000000	10.009117	0.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.361547	15.608271	8.68%	3,370	2007
	13.670234	14.361547	5.06%	3,364	2006
	13.396381	13.670234	2.04%	3,307	2005
	12.555586	13.396381	6.70%	1,329	2004
	10.000000	12.555586	25.56%	857	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	18.031896	18.991604	5.32%	65,807	2007
	15.283513	18.031896	17.98%	28,899	2006
	14.662186	15.283513	4.24%	8,681	2005
	13.042944	14.662186	12.41%	972	2004
	10.000000	13.042944	30.43%	329	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.334216	15.087693	-1.61%	3,103	2007
	14.880759	15.334216	3.05%	3,407	2006
	14.771022	14.880759	0.74%	2,799	2005
	13.486046	14.771022	9.53%	1,949	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.004164	14.148991	1.03%	74,843	2007
	11.586254	14.004164	20.87%	44,294	2006
	10.000000	11.586254	15.86%	15,305	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.669024	21.135539	19.62%	0	2007
	15.765674	17.669024	12.07%	447	2006
	14.196939	15.765674	11.05%	932	2005
	12.497552	14.196939	13.60%	987	2004
	10.000000	12.497552	24.98%	1,034	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.489503	12.599050	0.88%	0	2007
	11.499217	12.489503	8.61%	0	2006
	10.000000	11.499217	14.99%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.758503	16.600245	5.34%	76,061	2007
	14.155819	15.758503	11.32%	35,025	2006
	13.530734	14.155819	4.62%	0	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.409468	10.815492	3.90%	209,883	2007
	10.000000	10.409468	4.09%	173,414	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.391646	10.475613	0.81%	84,928	2007
	10.000000	10.391646	3.92%	1,733	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.690610	11.968200	11.95%	27,965	2007
	10.000000	10.690610	6.91%	10,382	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.219554	11.194081	9.54%	95,195	2007
	10.000000	10.219554	2.20%	46,612	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.752934	-2.47%	4,092	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.884132	14.017052	0.96%	154	2007
	12.821551	13.884132	8.29%	154	2006
	12.791328	12.821551	0.24%	154	2005
	11.867438	12.791328	7.79%	154	2004
	10.000000	11.867438	18.67%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.254436	11.365871	0.99%	4,183	2007
	10.393547	11.254436	8.28%	2,288	2006
	10.000000	10.393547	3.94%	193	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.858651	48.122722	42.13%	0	2007
	25.369691	33.858651	33.46%	0	2006
	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.277193	28.870938	42.38%	10,844	2007
	15.166512	20.277193	33.70%	8,904	2006
	11.692144	15.166512	29.72%	8,087	2005
	10.000000	11.692144	16.92%	1,716	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.939225	25.784356	17.53%	0	2007
	16.317267	21.939225	34.45%	0	2006
	15.695131	16.317267	3.96%	0	2005
	12.374127	15.695131	26.84%	0	2004
	10.000000	12.374127	23.74%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.368679	20.622331	-3.49%	0	2007
	18.175308	21.368679	17.57%	0	2006
	16.756592	18.175308	8.47%	0	2005
	14.173106	16.756592	18.23%	0	2004
	10.000000	14.173106	41.73%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.353356	10.860299	4.90%	91,713	2007
	10.232910	10.353356	1.18%	31,071	2006
	10.121481	10.232910	1.10%	2,916	2005
	10.011977	10.121481	1.09%	949	2004
	10.000000	10.011977	0.12%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.410269	17.034623	10.54%	0	2007
	15.365995	15.410269	0.29%	0	2006
	14.506896	15.365995	5.92%	0	2005
	13.775899	14.506896	5.31%	0	2004
	10.000000	13.775899	37.76%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.419102	11.522675	10.59%	7,536	2007
	10.390835	10.419102	0.27%	7,051	2006
	9.805625	10.390835	5.97%	4,203	2005
	10.000000	9.805625	-1.94%	1,724	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.809622	11.574863	7.08%	33,459	2007
	10.000000	10.809622	8.10%	32,966	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.513806	11.877231	3.16%	12,865	2007
	11.077275	11.513806	3.94%	12,139	2006
	10.952061	11.077275	1.14%	11,545	2005
	10.689651	10.952061	2.45%	7,358	2004
	10.000000	10.689651	6.90%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.989664	13.460476	3.62%	53,073	2007
	12.236824	12.989664	6.15%	42,864	2006
	11.961955	12.236824	2.30%	7,257	2005
	11.402220	11.961955	4.91%	24,921	2004
	10.000000	11.402220	14.02%	1,009	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.668446	15.171392	3.43%	286,818	2007
	13.454683	14.668446	9.02%	243,246	2006
	13.045291	13.454683	3.14%	106,413	2005
	12.165025	13.045291	7.24%	11,232	2004
	10.000000	12.165025	21.65%	5,590	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.768061	17.423574	3.91%	163,010	2007
	14.952516	16.768061	12.14%	117,458	2006
	14.263556	14.952516	4.83%	65,708	2005
	12.997638	14.263556	9.74%	42,226	2004
	10.000000	12.997638	29.98%	4,931	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.444319	19.130669	3.72%	31,085	2007
	16.119705	18.444319	14.42%	34,826	2006
	15.254530	16.119705	5.67%	34,483	2005
	13.664970	15.254530	11.63%	8,137	2004
	10.000000	13.664970	36.65%	5,063	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.272540	17.319455	6.43%	42,047	2007
	15.158623	16.272540	7.35%	16,443	2006
	14.126658	15.158623	7.31%	766	2005
	12.524401	14.126658	12.79%	0	2004
	10.000000	12.524401	25.24%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.067285	20.075698	5.29%	17,600	2007
	17.722533	19.067285	7.59%	17,427	2006
	16.147774	17.722533	9.75%	4,057	2005
	14.251954	16.147774	13.30%	1,051	2004
	10.000000	14.251954	42.52%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.012324	10.270653	2.58%	65,943	2007
	9.783288	10.012324	2.34%	13,176	2006
	9.732884	9.783288	0.52%	6,225	2005
	9.861643	9.732884	-1.31%	505	2004
	10.000000	9.861643	-1.38%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.118567	21.232533	0.54%	0	2007
	17.622408	21.118567	19.84%	0	2006
	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.988756	15.068152	0.53%	55,289	2007
	12.506971	14.988756	19.84%	29,694	2006
	11.426098	12.506971	9.46%	6,867	2005
	10.000000	11.426098	14.26%	1,672	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.125427	17.284612	7.19%	3,865	2007
	15.993016	16.125427	0.83%	3,377	2006
	15.162120	15.993016	5.48%	4,384	2005
	13.685172	15.162120	10.79%	0	2004
	10.000000	13.685172	36.85%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.993626	19.972748	-9.19%	3,825	2007
	19.184190	21.993626	14.64%	2,958	2006
	19.064233	19.184190	0.63%	2,712	2005
	16.644152	19.064233	14.54%	924	2004
	10.000000	16.644152	66.44%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.356045	20.303718	-0.26%	9,571	2007
	18.605026	20.356045	9.41%	7,655	2006
	16.965887	18.605026	9.66%	660	2005
	14.589240	16.965887	16.29%	61	2004
	10.000000	14.589240	45.89%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.307763	17.223534	5.62%	64,864	2007
	14.688209	16.307763	11.03%	30,447	2006
	14.015661	14.688209	4.80%	1,322	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.312488	19.161769	17.47%	0	2007
	15.054117	16.312488	8.36%	0	2006
	15.496259	15.054117	-2.85%	0	2005
	15.215054	15.496259	1.85%	0	2004
	10.000000	15.215054	52.15%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.433403	13.420005	17.38%	6,662	2007
	10.501984	11.433403	8.87%	7,017	2006
	10.810426	10.501984	-2.85%	2,582	2005
	10.000000	10.810426	8.10%	1.582	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.374539	20.769343	19.54%	572	2007
	17.836384	17.374539	-2.59%	572	2006
	16.309718	17.836384	9.36%	1,130	2005
	14.861422	16.309718	9.75%	364	2004
	10.000000	14.861422	48.61%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.896513	17.061953	-4.66%	89,331	2007
	15.818035	17.896513	13.14%	58,049	2006
	15.542219	15.818035	1.77%	30,619	2005
	13.558912	15.542219	14.63%	21,989	2004
	10.000000	13.558912	35.59%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.635476	11.916606	2.42%	4,607	2007
	11.335904	11.635476	2.64%	4,978	2006
	11.331349	11.335904	0.04%	4,973	2005
	10.864513	11.331349	4.30%	1,232	2004
	10.000000	10.864513	8.65%	650	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.342846	17.100429	11.46%	10,856	2007
	14.553156	15.342846	5.43%	5,651	2006
	14.175158	14.553156	2.67%	5,626	2005
	13.580709	14.175158	4.38%	2,019	2004
	10.000000	13.580709	35.81%	507	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.487327	23.351169	3.84%	0	2007
	19.570190	22.487327	14.91%	0	2006
	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.733733	15.296455	3.82%	39,078	2007
	12.818539	14.733733	14.94%	29,907	2006
	11.480022	12.818539	11.66%	26,410	2005
	10.000000	11.480022	14.80%	12,726	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.512947	-4.87%	792	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.686348	13.334551	-2.57%	6,670	2007
	12.798301	13.686348	6.94%	8,364	2006
	12.815119	12.798301	-0.13%	7,188	2005
	12.038753	12.815119	6.45%	1,386	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.211670	16.528218	1.95%	59,520	2007
	14.428937	16.211670	12.36%	34,793	2006
	13.937408	14.428937	3.53%	4,968	2005
	13.043437	13.937408	6.85%	959	2004
	10.000000	13.043437	30.43%	89	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.150187	20.415374	-3.47%	13,175	2007
	18.840893	21.150187	12.26%	6,379	2006
	17.539795	18.840893	7.42%	881	2005
	15.032668	17.539795	16.68%	453	2004
	10.000000	15.032668	50.33%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.580207	14.330172	-8.02%	6,379	2007
	13.729004	15.580207	13.48%	6,379	2006
	13.325915	13.729004	3.02%	5,858	2005
	12.250469	13.325915	8.78%	858	2004
	10.000000	12.250469	22.50%	764	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.717499	20.916125	6.08%	0	2007
	15.768278	19.717499	25.05%	0	2006
	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.837112	13.259772	3.29%	0	2007
	12.435784	12.837112	3.23%	474	2006
	12.017602	12.435784	3.48%	474	2005
	11.687170	12.017602	2.83%	474	2004
	10.000000	11.687170	16.87%	474	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.942312	13.150198	10.11%	36,496	2007
	11.156957	11.942312	7.04%	15,853	2006
	10.000000	11.156957	11.57%	15,438	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.183594	12.287703	0.85%	16,137	2007
	10.488312	12.183594	16.16%	14,457	2006
	10.000000	10.488312	4.88%	12,015	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.170690	10.476418	3.01%	35,932	2007
	9.986248	10.170690	1.85%	2,253	2006
	10.000000	9.986248	-0.14%	102	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.587907	10.905234	3.00%	81,642	2007
	10.442533	10.587907	1.39%	35,645	2006
	10.262197	10.442533	1.76%	5,152	2005
	10.072087	10.262197	1.89%	857	2004
	10.000000	10.072087	0.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.054452	16.720479	4.15%	0	2007
	14.799035	16.054452	8.48%	0	2006
	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.560951	22.318770	-19.02%	17,061	2007
	20.447719	27.560951	34.79%	22,717	2006
	17.888439	20.447719	14.31%	16,579	2005
	13.428167	17.888439	33.22%	3,383	2004
	10.000000	13.428167	34.28%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.279672	17.136696	-0.83%	12,637	2007
	15.634921	17.279672	10.52%	15,975	2006
	15.154843	15.634921	3.17%	19,938	2005
	13.973260	15.154843	8.46%	19,102	2004
	10.000000	13.973260	39.73%	3,921	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.230281	16.649409	9.32%	12,994	2007
	14.675018	15.230281	3.78%	232	2006
	13.811672	14.675018	6.25%	190	2005
	13.274481	13.811672	4.05%	92	2004
	10.000000	13.274481	32.74%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	19.032778	20.585603	8.16%	14,003	2007
	16.730117	19.032778	13.76%	9,411	2006
	15.646757	16.730117	6.92%	2,925	2005
	13.872301	15.646757	12.79%	1,686	2004
	10.000000	13.872301	38.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.337183	17.786875	2.59%	590	2007
	15.144788	17.337183	14.48%	590	2006
	14.796522	15.144788	2.35%	590	2005
	13.595858	14.796522	8.83%	590	2004
	10.000000	13.595858	35.96%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.965371	19.832168	-0.67%	360	2007
	17.865579	19.965371	11.75%	360	2006
	17.121537	17.865579	4.35%	360	2005
	14.694707	17.121537	16.51%	360	2004
	10.000000	14.694707	46.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.227078	16.781597	-2.59%	244	2007
	15.070569	17.227078	14.31%	244	2006
	14.735099	15.070569	2.28%	244	2005
	13.376738	14.735099	10.15%	244	2004
	10.000000	13.376738	33.77%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.568510	22.576203	15.37%	0	2007
	16.030720	19.568510	22.07%	0	2006
	14.483602	16.030720	10.68%	0	2005
	12.896357	14.483602	12.31%	0	2004
	10.000000	12.896357	28.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.126347	17.448625	15.35%	1,355	2007
	12.379603	15.126347	22.19%	602	2006
	11.198030	12.379603	10.55%	609	2005
	10.000000	11.198030	11.98%	233	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.112239	12.517607	-4.53%	4,467	2007
	11.145263	13.112239	17.65%	1,856	2006
	10.000000	11.145263	11.45%	912	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.220417	15.630596	18.23%	1,122	2007
	13.984018	13.220417	-5.46%	1,300	2006
	14.013659	13.984018	-0.21%	4,322	2005
	12.950120	14.013659	8.21%	3,466	2004
	10.000000	12.950120	29.50%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.939684	16.619982	-7.36%	3,633	2007
	15.475336	17.939684	15.92%	5,778	2006
	15.082206	15.475336	2.61%	4,241	2005
	13.499986	15.082206	11.72%	2,630	2004
	10.000000	13.499986	35.00%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.030559	16.423669	36.52%	39,470	2007
	11.292036	12.030559	6.54%	12,263	2006
	10.000000	11.292036	12.92%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.570546	11.323944	7.13%	27,820	2007
	10.633379	10.570546	-0.59%	25,210	2006
	10.699178	10.633379	-0.61%	19,538	2005
	10.333794	10.699178	3.54%	3,251	2004
	10.000000	10.333794	3.34%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.274828	19.706561	-2.80%	2,805	2007
	18.109345	20.274828	11.96%	3,855	2006
	17.257706	18.109345	4.93%	2,157	2005
	14.169996	17.257706	19.27%	4,138	2004
	10.000000	14.469996	44.70%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.443643	16.891228	2.72%	3,557	2007
	14.585941	16.443643	12.74%	3,863	2006
	14.272677	14.585941	2.19%	3,657	2005
	13.217847	14.272677	7.98%	3,406	2004
	10.000000	13.217847	32.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.959996	15.639524	4.54%	10,411	2007
	13.155529	14.959996	13.72%	13,686	2006
	12.912068	13.155529	1.89%	1,049	2005
	12.591796	12.912068	2.54%	0	2004
	10.000000	12.591796	25.92%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.573272	13.517843	-13.20%	0	2007
	15.373292	15.573272	1.30%	0	2006
	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004
	10.000000	13.697160	36.97%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.568752	14.611742	-11.81%	247	2007
	14.535598	16.568752	13.99%	247	2006
	14.176948	14.535598	2.53%	247	2005
	13.231281	14.176948	7.15%	247	2004
	10.000000	13.231281	32.31%	200	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.221663	16.328535	7.27%	253	2007
	13.434856	15.221663	13.30%	253	2006
	13.500348	13.434856	-0.49%	253	2005
	12.881115	13.500348	4.81%	253	2004
	10.000000	12.881115	28.81%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.246556	9.876165	-3.61%	0	2007
	10.000000	10.246556	2.47%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.348611	10.645376	2.87%	3,554	2007
	10.176471	10.348611	1.69%	3,705	2006
	10.297824	10.176471	-1.18%	9,058	2005
	10.185940	10.297824	1.10%	8,832	2004
	10.000000	10.185940	1.86%	5,908	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.638403	21.390912	14.77%	37,720	2007
	17.092751	18.638403	9.04%	32,305	2006
	14.974331	17.092751	14.15%	21,360	2005
	13.288795	14.974331	12.68%	11,378	2004
	10.000000	13.288795	32.89%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.201743	21.661696	42.49%	39,427	2007
	13.321401	15.201743	14.12%	20,638	2006
	10.000000	13.321401	33.21%	16,476	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.983758	17.818898	-0.92%	7,872	2007
	15.323812	17.983758	17.36%	8,998	2006
	14.833235	15.323812	3.31%	2,471	2005
	13.628173	14.833235	8.84%	0	2004
	10.000000	13.628173	36.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.411221	12.104909	6.08%	0	2007
	10.641737	11.411221	7.23%	0	2006
	10.000000	10.641737	6.42%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.966082	12.874364	7.59%	0	2007
	10.946916	11.966082	9.31%	0	2006
	10.000000	10.946916	9.47%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.325627	13.395425	8.68%	0	2007
	11.154054	12.325627	10.50%	0	2006
	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.959285	18.537976	23.92%	30,769	2007
	14.344339	14.959285	4.29%	14,620	2006
	13.894056	14.344339	3.24%	13,176	2005
	13.769405	13.894056	0.91%	7,252	2004
	10.000000	13.769405	37.69%	4,069	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.611436	10.806111	1.83%	31,801	2007
	10.413201	10.611436	1.90%	16,823	2006
	10.443492	10.413201	-0.29%	13,597	2005
	10.243758	10.443492	1.95%	10,651	2004
	10.000000	10.243758	2.44%	7,391	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.085204	24.922137	12.85%	20,233	2007
	20.078761	22.085204	9.99%	22,898	2006
	17.386188	20.078761	15.49%	19,505	2005
	14.253575	17.386188	21.98%	11,313	2004
	10.000000	14.253575	42.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.846147	25.018905	14.52%	0	2007
	18.955829	21.846147	15.25%	0	2006
	16.307938	18.955829	16.24%	2,707	2005
	14.707983	16.307938	10.88%	2,848	2004
	10.000000	14.707983	47.08%	5,034	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.700399	16.836394	14.53%	16,946	2007
	12.751104	14.700399	15.29%	23,072	2006
	10.973711	12.751104	16.20%	23,407	2005
	10.000000	10.973711	9.74%	9,901	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.967279	21.630269	3.16%	1,113	2007
	18.469952	20.967279	13.52%	3,523	2006
	18.427397	18.469952	0.23%	2,606	2005
	16.542802	18.427397	11.39%	2,638	2004
	10.000000	16.542802	65.43%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.055909	11.223320	1.51%	1,699	2007
	10.000000	11.055909	10.56%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.505853	15.714970	-4.79%	6,067	2007
	14.401495	16.505853	14.61%	6,290	2006
	14.229461	14.401495	1.21%	9,793	2005
	13.101116	14.229461	8.61%	5,500	2004
	10.000000	13.101116	31.01%	3,020	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.125864	20.177183	-4.49%	13,082	2007
	18.454862	21.125864	14.47%	10,222	2006
	17.339029	18.454862	6.44%	3,088	2005
	14.319472	17.339029	21.09%	2,609	2004
	10.000000	14.319472	43.19%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.829675	19.932177	25.92%	56,403	2007
	12.621376	15.829675	25.42%	35,407	2006
	10.000000	12.621376	26.21%	15,982	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.333594	22.969250	12.96%	385	2007
	17.109780	20.333594	18.84%	385	2006
	15.870724	17.109780	7.81%	385	2005
	13.683872	15.870724	15.98%	385	2004
	10.000000	13.683872	36.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.678609	16.579664	12.95%	15,152	2007
	12.349740	14.678609	18.86%	8,902	2006
	11.459180	12.349740	7.77%	5,354	2005
	10.000000	11.459180	14.59%	2,241	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.755033	11.683525	8.63%	10,218	2007
	9.739759	10.755033	10.42%	2,198	2006
	10.000000	9.739759	-2.60%	864	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.828220	14.921164	7.90%	0	2007
	12.798270	13.828220	8.05%	0	2006
	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004
	10.000000	11.464168	14.64%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.824912	22.492026	33.68%	961	2007
	15.757146	16.824912	6.78%	0	2006
	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004
	10.000000	12.393318	23.93%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.395794	17.025132	3.84%	0	2007
	15.126077	16.395794	8.39%	0	2006
	13.936622	15.126077	8.53%	0	2005
	12.125134	13.936622	14.94%	0	2004
	10.000000	12.125134	21.25%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.802441	38.580923	25.25%	0	2007
	21.467056	30.802441	43.49%	0	2006
	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004
	10.000000	14.316465	43.16%	2,305	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	21.016482	26.334937	25.31%	12,588	2007
	14.640276	21.016482	43.55%	5,366	2006
	11.332440	14.640276	29.19%	3,028	2005
	10.000000	11.332440	13.32%	3,273	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.986333	10.236686	2.51%	20,850	2007
	9.793625	9.986333	1.97%	11,201	2006
	9.865822	9.793625	-0.73%	3,622	2005
	10.004642	9.865822	-1.39%	0	2004
	10.000000	10.004642	0.05%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.333162	15.569415	8.63%	3,235	2007
	13.650173	14.333162	5.00%	3,352	2006
	13.383547	13.650173	1.99%	4,267	2005
	12.549972	13.383547	6.64%	1,277	2004
	10.000000	12.549972	25.50%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.996291	18.944360	5.27%	10,826	2007
	15.261111	17.996291	17.92%	3,833	2006
	14.648152	15.261111	4.18%	2,241	2005
	13.037116	14.648152	12.36%	2,241	2004
	10.000000	13.037116	30.37%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.303930	15.050165	-1.66%	3,680	2007
	14.858935	15.303930	2.99%	3,631	2006
	14.756874	14.858935	0.69%	3,732	2005
	13.480020	14.756874	9.47%	1,558	2004
	10.000000	13.480020	34.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.992279	14.129708	0.98%	28,952	2007
	11.582327	13.992279	20.81%	22,138	2006
	10.000000	11.582327	15.82%	9,840	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.633034	21.081659	19.56%	0	2007
	15.741576	17.633034	12.02%	0	2006
	14.182461	15.741576	10.99%	0	2005
	12.491184	14.182461	13.54%	0	2004
	10.000000	12.491184	24.91%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.478925	12.581909	0.83%	16,936	2007
	11.495327	12.478925	8.56%	8,733	2006
	10.000000	11.495327	14.95%	11,966	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.729072	16.560730	5.29%	25,139	2007
	14.136584	15.729072	11.27%	12,198	2006
	13.519222	14.136584	4.57%	2,624	2005
	12.196540	13.519222	10.84%	211	2004
	10.000000	12.196540	21.97%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.405944	10.806270	3.85%	23,946	2007
	10.000000	10.405944	4.06%	24,088	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.388122	10.466687	0.76%	6,937	2007
	10.000000	10.388122	3.88%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.686985	11.957998	11.89%	22,821	2007
	10.000000	10.686985	6.87%	16,872	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.216091	11.184549	9.48%	26,930	2007
	10.000000	10.216091	2.16%	2,946	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.749596	-2.50%	6,099	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.856713	13.982184	0.91%	1,251	2007
	12.802753	13.856713	8.23%	1,416	2006
	12.779081	12.802753	0.19%	4,579	2005
	11.862127	12.779081	7.73%	5,911	2004
	10.000000	11.862127	18.62%	4,390	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.244887	11.350392	0.94%	4,471	2007
	10.390020	11.244887	8.23%	2,395	2006
	10.000000	10.390020	3.90%	2,497	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.791817	48.003108	42.06%	0	2007
	25.332516	33.791817	33.39%	0	2006
	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004
	10.000000	16.599720	66.00%	1,010	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.249698	28.817018	42.31%	48,047	2007
	15.153663	20.249698	33.63%	31,908	2006
	11.688190	15.153663	29.65%	15,468	2005
	10.000000	11.688190	16.88%	5,815	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.895923	25.720251	17.47%	0	2007
	16.293354	21.895923	34.39%	0	2006
	15.680111	16.293354	3.91%	0	2005
	12.368587	15.680111	26.77%	0	2004
	10.000000	12.368587	23.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.326502	20.571055	-3.54%	0	2007
	18.148670	21.326502	17.51%	0	2006
	16.740547	18.148670	8.41%	0	2005
	14.166766	16.740547	18.17%	0	2004
	10.000000	14.166766	41.67%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.332904	10.833282	4.84%	20,857	2007
	10.217896	10.332904	1.13%	9,161	2006
	10.111774	10.217896	1.05%	0	2005
	10.007485	10.111774	1.04%	0	2004
	10.000000	10.007485	0.07%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.379844	16.992260	10.48%	0	2007
	15.343475	15.379844	0.24%	0	2006
	14.493011	15.343475	5.87%	0	2005
	13.769745	14.493011	5.25%	0	2004
	10.000000	13.769745	37.70%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.404979	11.501148	10.54%	7,648	2007
	10.382040	10.404979	0.22%	5,427	2006
	9.802313	10.382040	5.91%	1,100	2005
	10.000000	9.802313	-1.98%	196	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.805966	11.565008	7.02%	24,006	2007
	10.000000	10.805966	8.06%	22,369	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.491072	11.847685	3.10%	23,833	2007
	11.061038	11.491072	3.89%	31,969	2006
	10.941575	11.061038	1.09%	32,138	2005
	10.684865	10.941575	2.40%	60,317	2004
	10.000000	10.684865	6.85%	15,502	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.963992	13.426978	3.57%	66,313	2007
	12.218869	12.963992	6.10%	64,047	2006
	11.950488	12.218869	2.25%	66,722	2005
	11.397119	11.950488	4.86%	17,144	2004
	10.000000	11.397119	13.97%	3,460	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.639493	15.133667	3.38%	87,294	2007
	13.434960	14.639493	8.97%	93,200	2006
	13.032810	13.434960	3.09%	76,363	2005
	12.159586	13.032810	7.18%	67,618	2004
	10.000000	12.159586	21.60%	22,578	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.734925	17.380205	3.86%	72,118	2007
	14.930572	16.734925	12.08%	64,541	2006
	14.249883	14.930572	4.78%	54,364	2005
	12.991820	14.249883	9.68%	38,288	2004
	10.000000	12.991820	29.92%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.407926	19.083119	3.67%	3,906	2007
	16.096090	18.407926	14.36%	3,906	2006
	15.239947	16.096090	5.62%	4,192	2005
	13.658870	15.239947	11.58%	3,564	2004
	10.000000	13.658870	36.59%	0	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.242139	17.278216	6.38%	15,022	2007
	15.137999	16.242139	7.29%	9,137	2006
	14.114632	15.137999	7.25%	3,755	2005
	12.520133	14.114632	12.74%	6,308	2004
	10.000000	12.520133	25.20%	2,930	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.029607	20.025742	5.23%	6,457	2007
	17.696534	19.029607	7.53%	4,894	2006
	16.132305	17.696534	9.70%	5,079	2005
	14.245585	16.132305	13.24%	1,794	2004
	10.000000	14.245585	42.46%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.992347	10.244899	2.53%	57,084	2007
	9.768744	9.992347	2.29%	3,427	2006
	9.723367	9.768744	0.47%	2,647	2005
	9.857035	9.723367	-1.36%	1,711	2004
	10.000000	9.857035	-1.43%	235	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.079128	21.181995	0.49%	0	2007
	17.598462	21.079128	19.78%	0	2006
	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004
	10.000000	13.701048	37.01%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.968461	15.040018	0.48%	23,424	2007
	12.496392	14.968461	19.78%	16,659	2006
	11.422247	12.496392	9.40%	5,186	2005
	10.000000	11.422247	14.22%	1,291	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.093557	17.241595	7.13%	4,612	2007
	15.969547	16.093557	0.78%	3,846	2006
	15.147588	15.969547	5.43%	9,240	2005
	13.679047	15.147588	10.74%	3,597	2004
	10.000000	13.679047	36.79%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.950219	19.923089	-9.24%	3,554	2007
	19.156088	21.950219	14.59%	4,502	2006
	19.046007	19.156088	0.58%	9526	2005
	16.636732	19.046007	14.48%	4104	2004
	10.000000	16.636732	66.37%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.315831	20.253200	-0.31%	10,304	2007
	18.577749	20.315831	9.36%	8,802	2006
	16.949645	18.577749	9.61%	7,461	2005
	14.582719	16.949645	16.23%	8,267	2004
	10.000000	14.582719	45.83%	1,708	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.275551	17.180693	5.56%	18,090	2007
	14.666668	16.275551	10.97%	10,254	2006
	14.002235	14.666668	4.75%	0	2005
	13.064320	14.002235	7.18%	0	2004
	10.000000	13.064320	30.64%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.280274	19.114124	17.41%	0	2007
	15.032040	16.280274	8.30%	0	2006
	15.481415	15.032040	-2.90%	0	2005
	15.208252	15.481415	1.80%	0	2004
	10.000000	15.208252	52.08%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.417896	13.394919	17.32%	33,645	2007
	10.493088	11.417896	8.81%	15,489	2006
	10.806780	10.493088	-2.90%	369	2005
	10.000000	10.806780	8.07%	4,272	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.340243	20.717702	19.48%	621	2007
	17.810240	17.340243	-2.64%	621	2006
	16.294110	17.810240	9.30%	621	2005
	14.854786	16.294110	9.69%	1,195	2004
	10.000000	14.854786	48.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.861184	17.019524	-4.71%	23,980	2007
	15.794855	17.861184	13.08%	18,979	2006
	15.527344	15.794855	1.72%	12,176	2005
	13.552853	15.527344	14.57%	4,113	2004
	10.000000	13.552853	35.53%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.612491	11.886963	2.36%	3,812	2007
	11.319271	11.612491	2.59%	3,601	2006
	11.320492	11.319271	-0.01%	7,009	2005
	10.859641	11.320492	4.24%	7,186	2004
	10.000000	10.859641	8.60%	6,613	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.312557	17.057905	11.40%	2,920	2007
	14.531833	15.312557	5.37%	6,523	2006
	14.161597	14.531833	2.61%	7,085	2005
	13.574651	14.161597	4.32%	5,101	2004
	10.000000	13.574651	35.75%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.442928	23.293079	3.79%	0	2007
	19.541505	22.442928	14.85%	0	2006
	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004
	10.000000	15.051058	50.51%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.713762	15.267879	3.77%	24,959	2007
	12.807689	14.713762	14.88%	28,822	2006
	11.476139	12.807689	11.60%	17,944	2005
	10.000000	11.476139	14.76%	7,385	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.509700	-4.90%	2,468	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.659323	13.301392	-2.62%	1,375	2007
	12.779535	13.659323	6.88%	2,873	2006
	12.802848	12.779535	-0.18%	2,236	2005
	12.033375	12.802848	6.39%	1,309	2004
	10.000000	12.033375	20.33%	1,384	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.179663	16.487121	1.90%	21,552	2007
	14.407783	16.179663	12.30%	15,157	2006
	13.924063	14.407783	3.47%	10,561	2005
	13.037602	13.924063	6.80%	9,045	2004
	10.000000	13.037602	30.38%	6,519	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.108468	20.364636	-3.52%	12,089	2007
	18.813314	21.108468	12.20%	10,673	2006
	17.523041	18.813314	7.36%	2,337	2005
	15.025969	17.523041	16.62%	4,702	2004
	10.000000	15.025969	50.26%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.551102	14.296059	-8.07%	0	2007
	13.710342	15.551102	13.43%	0	2006
	13.314578	13.710342	2.97%	3,181	2005
	12.246297	13.314578	8.72%	3,347	2004
	10.000000	12.246297	22.46%	3,306	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.680679	20.866336	6.02%	0	2007
	15.746846	19.680679	24.98%	0	2006
	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004
	10.000000	12.614446	26.14%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.813104	13.228163	3.24%	0	2007
	12.418857	12.813104	3.17%	0	2006
	12.007364	12.418857	3.43%	0	2005
	11.683193	12.007364	2.77%	0	2004
	10.000000	11.683193	16.83%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.932198	13.132327	10.06%	28,765	2007
	11.153183	11.932198	6.98%	2,559	2006
	10.000000	11.153183	11.53%	800	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.173269	12.270985	0.80%	6,981	2007
	10.484765	12.173269	16.10%	5,937	2006
	10.000000	10.484765	4.85%	3,643	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.162067	10.462163	2.95%	2,814	2007
	9.982867	10.162067	1.80%	2,856	2006
	10.000000	9.982867	-0.17%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.568123	10.879266	2.94%	28,901	2007
	10.428329	10.568123	1.34%	18,086	2006
	10.253466	10.428329	1.71%	10,225	2005
	10.068654	10.253466	1.84%	7,874	2004
	10.000000	10.068654	0.69%	7,496	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	16.021737	16.677832	4.10%	710	2007
	14.776404	16.021737	8.43%	867	2006
	13.465936	14.776404	9.73%	867	2005
	12.501729	13.465936	7.71%	867	2004
	10.000000	12.501729	25.02%	867	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.504842	22.261880	-19.06%	10,747	2007
	20.416470	27.504842	34.72%	6,450	2006
	17.870195	20.416470	14.25%	3,888	2005
	13.421322	17.870195	33.15%	4,303	2004
	10.000000	13.421322	34.21%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.245517	17.094044	-0.88%	0	2007
	15.611970	17.245517	10.46%	0	2006
	15.140320	15.611970	3.12%	0	2005
	13.967012	15.140320	8.40%	0	2004
	10.000000	13.967012	39.67%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.200171	16.607953	9.26%	0	2007
	14.653471	15.200171	3.73%	0	2006
	13.798435	14.653471	6.20%	0	2005
	13.268546	13.798435	3.99%	0	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.995186	20.534379	8.10%	0	2007
	16.705583	18.995186	13.71%	0	2006
	15.631772	16.705583	6.87%	0	2005
	13.866108	15.631772	12.73%	0	2004
	10.000000	13.866108	38.66%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.302913	17.742577	2.54%	0	2007
	15.122568	17.302913	14.42%	0	2006
	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.925923	19.782804	-0.72%	0	2007
	17.839372	19.925923	11.70%	0	2006
	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.193049	16.739842	-2.64%	0	2007
	15.048456	17.193049	14.25%	0	2006
	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.529872	22.520041	15.31%	0	2007
	16.007234	19.529872	22.01%	0	2006
	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.105801	17.415967	15.29%	0	2007
	12.369105	15.105801	22.13%	0	2006
	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.101121	12.500560	-4.58%	0	2007
	11.141491	13.101121	17.59%	0	2006
	10.000000	11.141491	11.41%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.194277	15.591685	18.17%	0	2007
	13.963502	13.194277	-5.51%	0	2006
	14.000226	13.963502	-0.26%	0	2005
	12.944322	14.000226	8.16%	0	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.904242	16.578621	-7.40%	0	2007
	15.452630	17.904242	15.87%	0	2006
	15.067753	15.452630	2.55%	0	2005
	13.493949	15.067753	11.66%	0	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.020367	16.401340	36.45%	0	2007
	11.288221	12.020367	6.49%	0	2006
	10.000000	11.288221	12.88%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.548990	11.295044	7.07%	0	2007
	10.617105	10.548990	-0.64%	0	2006
	10.688249	10.617105	-0.67%	0	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	10.328516	3.29%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.234801	19.657546	-2.85%	0	2007
	18.082798	20.234801	11.90%	0	2006
	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.411152	16.849197	2.67%	0	2007
	14.564544	16.411152	12.68%	0	2006
	14.259003	14.564544	2.14%	0	2005
	13.211949	14.259003	7.93%	0	2004
	10.000000	13.211949	32.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.930425	15.600591	4.49%	0	2007
	13.136216	14.930425	13.66%	0	2006
	12.899690	13.136216	1.83%	0	2005
	12.586152	12.899690	2.49%	0	2004
	10.000000	12.586152	25.86%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.542493	13.484183	-13.24%	0	2007
	15.350735	15.542493	1.25%	0	2006
	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.536033	14.575392	-11.86%	0	2007
	14.514297	16.536033	13.93%	0	2006
	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.191610	16.287932	7.22%	0	2007
	13.415167	15.191610	13.24%	0	2006
	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.243079	9.867732	-3.66%	0	2007
	10.000000	10.243079	2.43%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.328144	10.618872	2.81%	0	2007
	10.161522	10.328144	1.64%	0	2006
	10.287941	10.161522	-1.23%	0	2005
	10.181373	10.287941	1.05%	0	2004
	10.000000	10.181373	1.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.601610	21.337714	14.71%	0	2007
	17.067705	18.601610	8.99%	0	2006
	14.959993	17.067705	14.09%	0	2005
	13.282857	14.959993	12.63%	0	2004
	10.000000	13.282857	32.83%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.188855	21.632225	42.42%	0	2007
	13.316891	15.188855	14.06%	0	2006
	10.000000	13.316891	33.17%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.948222	17.774541	-0.97%	0	2007
	15.301338	17.948222	17.30%	0	2006
	14.819023	15.301338	3.25%	0	2005
	13.622069	14.819023	8.79%	0	2004
	10.000000	13.622069	36.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.401552	12.088438	6.02%	0	2007
	10.638142	11.401552	7.18%	0	2006
	10.000000	10.638142	6.38%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.955939	12.856848	7.54%	0	2007
	10.943211	11.955939	9.25%	0	2006
	10.000000	10.943211	9.43%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.315172	13.377180	8.62%	0	2007
	11.150275	12.315172	10.45%	0	2006
	10.000000	11.150275	11.50%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.929730	18.491861	23.86%	0	2007
	14.323296	14.929730	4.23%	0	2006
	13.880736	14.323296	3.19%	0	2005
	13.763249	13.880736	0.85%	0	2004
	10.000000	13.763249	37.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.590479	10.779227	1.78%	0	2007
	10.397935	10.590479	1.85%	0	2006
	10.433491	10.397935	-0.34%	0	2005
	10.239169	10.433491	1.90%	0	2004
	10.000000	10.239169	2.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	22.041575	24.860134	12.79%	0	2007
	20.049309	22.041575	9.94%	0	2006
	17.369523	20.049309	15.43%	0	2005
	14.247191	17.369523	21.92%	0	2004
	10.000000	14.247191	42.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.803009	24.956671	14.46%	0	2007
	18.928040	21.803009	15.19%	0	2006
	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004
	10.000000	14.701409	47.01%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.680445	16.804895	14.47%	0	2007
	12.740304	14.680445	15.23%	0	2006
	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.925880	21.576474	3.11%	0	2007
	18.442873	20.925880	13.46%	0	2006
	18.409756	18.442873	0.18%	0	2005
	16.535416	18.409756	11.34%	0	2004
	10.000000	16.535416	65.35%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.473253	15.675886	-4.84%	0	2007
	14.380383	16.473253	14.55%	0	2006
	14.215839	14.380383	1.16%	0	2005
	13.095257	14.215839	8.56%	0	2004
	10.000000	13.095257	30.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.084166	20.127009	-4.54%	0	2007
	18.427835	21.084166	14.41%	0	2006
	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.816268	19.905068	25.85%	0	2007
	12.617120	15.816268	25.36%	0	2006
	10.000000	12.617120	26.17%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.293444	22.912118	12.90%	0	2007
	17.084693	20.293444	18.78%	0	2006
	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.658705	16.548671	12.89%	0	2007
	12.339275	14.658705	18.80%	0	2006
	11.455300	12.339275	7.72%	0	2005
	10.000000	11.455300	14.55%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.745897	11.667598	8.58%	0	2007
	9.736453	10.745897	10.37%	0	2006
	10.000000	9.736453	-2.64%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.800918	14.884072	7.85%	0	2007
	12.779504	13.800918	7.99%	0	2006
	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.791689	22.436096	33.61%	0	2007
	15.734038	16.791689	6.72%	0	2006
	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.741631	38.484986	25.19%	0	2007
	21.435594	30.741631	43.41%	0	2006
	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.988007	26.285757	25.24%	0	2007
	14.627892	20.988007	43.48%	0	2006
	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.966578	10.211189	2.45%	0	2007
	9.779236	9.966578	1.92%	0	2006
	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.304834	15.530665	8.57%	0	2007
	13.630148	14.304834	4.95%	0	2006
	13.370721	13.630148	1.94%	0	2005
	12.544352	13.370721	6.59%	0	2004
	10.000000	12.544352	25.44%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.960754	18.897248	5.21%	0	2007
	15.238732	17.960754	17.86%	0	2006
	14.634123	15.238732	4.13%	0	2005
	13.031295	14.634123	12.30%	0	2004
	10.000000	13.031295	30.31%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.273712	15.012718	-1.71%	0	2007
	14.837159	15.273712	2.94%	0	2006
	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.980419	14.110481	0.93%	0	2007
	11.578406	13.980419	20.75%	0	2006
	10.000000	11.578406	15.78%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.597090	21.027886	19.50%	0	2007
	15.717498	17.597090	11.96%	0	2006
	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.468336	12.564777	0.77%	0	2007
	11.491443	12.468336	8.50%	0	2006
	10.000000	11.491443	14.91%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.699644	16.521247	5.23%	0	2007
	14.117328	15.699644	11.21%	0	2006
	13.507699	14.117328	4.51%	0	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.746269	-2.54%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.829343	13.947395	0.85%	0	2007
	12.783973	13.829343	8.18%	0	2006
	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.725100	47.883735	41.98%	0	2007
	25.295383	33.725100	33.33%	0	2006
	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004
	10.000000	16.592292	65.92%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.222258	28.763191	42.24%	0	2007
	15.140838	20.222258	33.56%	0	2006
	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.852686	25.656278	17.41%	0	2007
	16.269459	21.852686	34.32%	0	2006
	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.284359	20.519854	-3.59%	0	2007
	18.122046	21.284359	17.45%	0	2006
	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.312477	10.806310	4.79%	0	2007
	10.202901	10.312477	1.07%	0	2006
	10.102083	10.202901	1.00%	0	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.349465	16.949983	10.43%	0	2007
	15.320972	15.349465	0.19%	0	2006
	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.390853	11.479643	10.48%	0	2007
	10.373238	10.390853	0.17%	0	2006
	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.468347	11.818178	3.05%	0	2007
	11.044797	11.468347	3.83%	0	2006
	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.938375	13.393572	3.52%	5,716	2007
	12.200939	12.938375	6.04%	5,716	2006
	11.939034	12.200939	2.19%	5,716	2005
	11.392020	11.939034	4.80%	5,716	2004
	10.000000	11.392020	13.92%	1,425	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.610575	15.096021	3.32%	0	2007
	13.415265	14.610575	8.91%	0	2006
	13.020330	13.415265	3.03%	0	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.701878	17.336966	3.80%	861	2007
	14.908678	16.701878	12.03%	38,216	2006
	14.236242	14.908678	4.72%	43,138	2005
	12.986017	14.236242	9.63%	52,188	2004
	10.000000	12.986017	29.86%	53,875	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.371568	19.035645	3.61%	0	2007
	16.072489	18.371568	14.30%	0	2006
	15.225350	16.072489	5.56%	0	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.211757	17.237053	6.32%	0	2007
	15.117391	16.211757	7.24%	0	2006
	14.102601	15.117391	7.20%	0	2005
	12.515857	14.102601	12.68%	0	2004
	10.000000	12.515857	25.16%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.992036	19.975938	5.18%	0	2007
	17.670599	18.992036	7.48%	0	2006
	16.116870	17.670599	9.64%	0	2005
	14.239224	16.116870	13.19%	0	2004
	10.000000	14.239224	42.39%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.972402	10.219198	2.47%	0	2007
	9.754214	9.972402	2.24%	0	2006
	9.713854	9.754214	0.42%	0	2005
	9.852427	9.713854	-1.41%	0	2004
	10.000000	9.852427	-1.48%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.039744	21.131545	0.44%	0	2007
	17.574518	21.039744	19.72%	0	2006
	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004
	10.000000	13.696378	36.96%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.948158	15.011899	0.43%	0	2007
	12.485805	14.948158	19.72%	0	2006
	11.418380	12.485805	9.35%	0	2005
	10.000000	11.418380	14.18%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.061803	17.198738	7.08%	0	2007
	15.946162	16.061803	0.73%	0	2006
	15.133108	15.946162	5.37%	0	2005
	13.672946	15.133108	10.68%	0	2004
	10.000000	13.672946	36.73%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.906881	19.873522	-9.28%	0	2007
	19.128017	21.906881	14.53%	0	2006
	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.275718	20.202825	-0.36%	0	2007
	18.550515	20.275718	9.30%	0	2006
	16.933419	18.550515	9.55%	0	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.243400	17.137937	5.51%	0	2007
	14.645159	16.243400	10.91%	0	2006
	13.988830	14.645159	4.69%	0	2005
	13.058479	13.988830	7.12%	0	2004
	10.000000	13.058479	30.58%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.248108	19.066553	17.35%	0	2007
	15.009998	16.248108	8.25%	0	2006
	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.402406	13.369883	17.25%	0	2007
	10.484198	11.402406	8.76%	0	2006
	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.305972	20.666138	19.42%	0	2007
	17.784111	17.305972	-2.69%	0	2006
	16.278496	17.784111	9.25%	0	2005
	14.848149	16.278496	9.63%	0	2004
	10.000000	14.848149	48.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.825916	16.977195	-4.76%	0	2007
	15.771695	17.825916	13.02%	0	2006
	15.512473	15.771695	1.67%	0	2005
	13.546787	15.512473	14.51%	0	2004
	10.000000	13.546787	35.47%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.589519	11.857361	2.31%	0	2007
	11.302647	11.589519	2.54%	0	2006
	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.282295	17.015446	11.34%	0	2007
	14.510512	15.282295	5.32%	0	2006
	14.148029	14.510512	2.56%	0	2005
	13.568575	14.148029	4.27%	0	2004
	10.000000	13.568575	35.69%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.398614	23.235151	3.73%	0	2007
	19.512863	22.398614	14.79%	0	2006
	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.693804	15.239339	3.71%	0	2007
	12.796845	14.693804	14.82%	0	2006
	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.506442	-4.94%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.632342	13.268302	-2.67%	0	2007
	12.760792	13.632342	6.83%	0	2006
	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.147721	16.446107	1.85%	0	2007
	14.386668	16.147721	12.24%	0	2006
	13.910733	14.386668	3.42%	0	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.066785	20.313975	-3.57%	0	2007
	18.785740	21.066785	12.14%	0	2006
	17.506257	18.785740	7.31%	0	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.522027	14.261993	-8.12%	0	2007
	13.691687	15.522027	13.37%	0	2006
	13.303242	13.691687	2.92%	0	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.643879	20.816623	5.97%	0	2007
	15.725403	19.643879	24.92%	0	2006
	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.789150	13.196661	3.19%	0	2007
	12.401960	12.789150	3.12%	0	2006
	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.922076	13.114440	10.00%	0	2007
	11.149416	11.922076	6.93%	0	2006
	10.000000	11.149416	11.49%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.162964	12.254285	0.75%	0	2007
	10.481218	12.162964	16.05%	0	2006
	10.000000	10.481218	4.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.153446	10.447915	2.90%	0	2007
	9.979484	10.153446	1.74%	0	2006
	10.000000	9.979484	-0.21%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.548345	10.853331	2.89%	0	2007
	10.414131	10.548345	1.29%	0	2006
	10.244725	10.414131	1.65%	0	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.989055	16.635261	4.04%	0	2007
	14.753788	15.989055	8.37%	0	2006
	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.448822	22.205122	-19.10%	0	2007
	20.385267	27.448822	34.65%	0	2006
	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

cfi1of3.htm

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.211437	17.051481	-0.93%	13,132	2007
	15.589066	17.211437	10.41%	13,944	2006
	15.125803	15.589066	3.06%	14,491	2005
	13.960755	15.125803	8.35%	11,612	2004
	10.000000	13.960755	39.61%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.170132	16.566609	9.21%	9,641	2007
	14.631974	15.170132	3.68%	11,852	2006
	13.785215	14.631974	6.14%	11,208	2005
	13.262608	13.785215	3.94%	10,073	2004
	10.000000	13.262608	32.63%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.957656	20.483278	8.05%	3,235	2007
	16.681086	18.957656	13.65%	3,759	2006
	15.616805	16.681086	6.81%	3,524	2005
	13.859914	15.616805	12.68%	1,523	2004
	10.000000	13.859914	38.60%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.268719	17.698426	2.49%	203	2007
	15.100376	17.268719	14.36%	216	2006
	14.768184	15.100376	2.25%	216	2005
	13.583697	14.768184	8.72%	216	2004
	10.000000	13.583697	35.84%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.886557	19.733575	-0.77%	0	2007
	17.813215	19.886557	11.64%	0	2006
	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004
	10.000000	14.681572	46.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.159051	16.698145	-2.69%	610	2007
	15.026376	17.159051	14.19%	610	2006
	14.706867	15.026376	2.17%	610	2005
	13.364767	14.706867	10.04%	610	2004
	10.000000	13.364767	33.65%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.491226	22.463937	15.25%	0	2007
	15.983698	19.491226	21.94%	0	2006
	14.455842	15.983698	10.57%	0	2005
	12.884802	14.455842	12.19%	0	2004
	10.000000	12.884802	28.85%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.085329	17.383432	15.23%	0	2007
	12.358625	15.085329	22.06%	0	2006
	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.090018	12.483546	-4.63%	1,041	2007
	11.137716	13.090018	17.53%	397	2006
	10.000000	11.137716	11.38%	397	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.168196	15.552880	18.11%	6,004	2007
	13.943008	13.168196	-5.56%	9,462	2006
	13.986805	13.943008	-0.31%	10,069	2005
	12.938529	13.986805	8.10%	9,260	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.868853	16.537350	-7.45%	6,719	2007
	15.429951	17.868853	15.81%	7,917	2006
	15.053310	15.429951	2.50%	8,183	2005
	13.487906	15.053310	11.61%	3,224	2004
	10.000000	13.487906	34.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	12.010166	16.379002	36.38%	1,257	2007
	11.284397	12.010166	6.43%	1,257	2006
	10.000000	11.284397	12.84%	396	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.527461	11.266200	7.02%	4,450	2007
	10.600839	10.527461	-0.69%	4,659	2006
	10.677319	10.600839	-0.72%	4,884	2005
	10.323232	10.677319	3.43%	2,246	2004
	10.000000	10.323232	3.23%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.194818	19.608616	-2.90%	0	2007
	18.056269	20.194818	11.84%	0	2006
	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004
	10.000000	14.457054	44.57%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.378714	16.807245	2.62%	14,965	2007
	14.543176	16.378714	12.62%	16,201	2006
	14.245346	14.543176	2.09%	16,302	2005
	13.206031	14.245346	7.87%	15,682	2004
	10.000000	13.206031	32.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.900926	15.561767	4.43%	9,680	2007
	13.116943	14.900926	13.60%	9,208	2006
	12.887330	13.116943	1.78%	9,214	2005
	12.580524	12.887330	2.44%	2,016	2004
	10.000000	12.580524	25.81%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.511765	13.450610	-13.29%	0	2007
	15.328203	15.511765	1.20%	0	2006
	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004
	10.000000	13.684904	36.85%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.503341	14.539100	-11.90%	1,363	2007
	14.492978	16.503341	13.87%	1,363	2006
	14.149785	14.492978	2.43%	1,363	2005
	13.219446	14.149785	7.04%	1,363	2004
	10.000000	13.219446	32.19%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.161558	16.247344	7.16%	0	2007
	13.395459	15.161558	13.18%	0	2006
	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004
	10.000000	12.869591	28.70%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.239603	9.859308	-3.71%	0	2007
	10.000000	10.239603	2.40%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.307744	10.592451	2.76%	8,381	2007
	10.146617	10.307744	1.59%	8,307	2006
	10.278083	10.146617	-1.28%	8,190	2005
	10.176817	10.278083	1.00%	4,389	2004
	10.000000	10.176817	1.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.564834	21.284594	14.65%	27,189	2007
	17.042648	18.564834	8.93%	26,588	2006
	14.945652	17.042648	14.03%	26,627	2005
	13.276904	14.945652	12.57%	18,449	2004
	10.000000	13.276904	32.77%	76	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	10.000000	13.312384	33.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.912718	17.730262	-1.02%	20,855	2007
	15.278856	17.912718	17.24%	21,002	2006
	14.804807	15.278856	3.20%	21,294	2005
	13.615971	14.804807	8.73%	18,607	2004
	10.000000	13.615971	36.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.000000	10.634532	6.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.945798	12.839348	7.48%	493	2007
	10.939506	11.945798	9.20%	493	2006
	10.000000	10.939506	9.40%	493	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.304728	13.358960	8.57%	44,247	2007
	11.146499	12.304728	10.39%	44,247	2006
	10.000000	11.146499	11.46%	50,834	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.900231	18.445836	23.80%	14,654	2007
	14.302283	14.900231	4.18%	13,083	2006
	13.867441	14.302283	3.14%	13,436	2005
	13.757097	13.867441	0.80%	14,403	2004
	10.000000	13.757097	37.57%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.569510	10.752353	1.73%	11,695	2007
	10.382638	10.569510	1.80%	7,928	2006
	10.423463	10.382638	-0.39%	5,944	2005
	10.234577	10.423463	1.85%	2,989	2004
	10.000000	10.234577	2.35%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.998042	24.798281	12.73%	31,929	2007
	20.019919	21.998042	9.88%	32,182	2006
	17.352899	20.019919	15.37%	33,279	2005
	14.240827	17.352899	21.85%	24,637	2004
	10.000000	14.240827	42.41%	71	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.759941	24.894580	14.41%	0	2007
	18.900290	21.759941	15.13%	0	2006
	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004
	10.000000	14.694842	46.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.660525	16.773464	14.41%	0	2007
	12.729500	14.660525	15.17%	0	2006
	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.884511	21.522738	3.06%	8,631	2007
	18.415809	20.884511	13.41%	10,095	2006
	18.392126	18.415809	0.13%	11,040	2005
	16.528025	18.392126	11.28%	6,249	2004
	10.000000	16.528025	65.28%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.048415	11.204194	1.41%	9,013	2007
	10.000000	11.048415	10.48%	974	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.440717	15.636875	-4.89%	22,912	2007
	14.359300	16.440717	14.50%	31,578	2006
	14.202226	14.359300	1.11%	33,297	2005
	13.089401	14.202226	8.50%	21,230	2004
	10.000000	13.089401	30.89%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.042514	20.076917	-4.59%	0	2007
	18.400805	21.042514	14.36%	0	2006
	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004
	10.000000	14.306677	43.07%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.253335	22.855091	12.85%	0	2007
	17.059617	20.253335	18.72%	0	2006
	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004
	10.000000	13.671628	36.72%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.638823	16.517742	12.84%	862	2007
	12.328820	14.638823	18.74%	923	2006
	11.451436	12.328820	7.66%	634	2005
	10.000000	11.451436	14.51%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	10.000000	9.733150	-2.67%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.773618	14.846990	7.79%	0	2007
	12.760732	13.773618	7.94%	0	2006
	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004
	10.000000	11.453904	14.54%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.758438	22.380155	33.55%	2,214	2007
	15.710899	16.758438	6.67%	210	2006
	14.278499	15.710899	10.03%	210	2005
	12.382203	14.278499	15.31%	210	2004
	10.000000	12.382203	23.82%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.334538	16.944092	3.73%	3,024	2007
	15.084946	16.334538	8.28%	3,024	2006
	13.912886	15.084946	8.42%	3,025	2005
	12.116869	13.912886	14.82%	3,025	2004
	10.000000	12.116869	21.17%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.680913	38.389251	25.12%	0	2007
	21.404153	30.680913	43.34%	0	2006
	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004
	10.000000	14.303663	43.04%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.959542	26.236627	25.18%	123	2007
	14.615497	20.959542	43.41%	273	2006
	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.946883	10.185777	2.40%	6,314	2007
	9.764882	9.946883	1.86%	6,276	2006
	9.846906	9.764882	-0.83%	4,992	2005
	9.995678	9.846906	-1.49%	2,577	2004
	10.000000	9.995678	-0.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.276544	15.491985	8.51%	6,026	2007
	13.610137	14.276544	4.90%	7,099	2006
	13.357900	13.610137	1.89%	7,227	2005
	12.538735	13.357900	6.53%	7,188	2004
	10.000000	12.538735	25.39%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.925254	18.850203	5.16%	12,226	2007
	15.216368	17.925254	17.80%	10,741	2006
	14.620099	15.216368	4.08%	11,198	2005
	13.025451	14.620099	12.24%	5,644	2004
	10.000000	13.025451	30.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.243514	14.975331	-1.76%	0	2007
	14.815381	15.243514	2.89%	0	2006
	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004
	10.000000	13.467966	34.68%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.968579	14.091287	0.88%	1,423	2007
	11.574497	13.968579	20.68%	1,861	2006
	10.000000	11.574497	15.74%	1,072	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.561171	20.974181	19.43%	1,563	2007
	15.693430	17.561171	11.90%	1,568	2006
	14.153500	15.693430	10.88%	1,568	2005
	12.478426	14.153500	13.42%	1,568	2004
	10.000000	12.478426	24.78%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.457761	12.547663	0.72%	0	2007
	11.487543	12.457761	8.45%	0	2006
	10.000000	11.487543	14.88%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.670271	16.481860	5.18%	4,252	2007
	14.098104	15.670271	11.15%	4,537	2006
	13.496185	14.098104	4.46%	3,846	2005
	12.188212	13.496185	10.73%	2,460	2004
	10.000000	12.188212	21.88%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.209164	11.165468	9.37%	1,868	2007
	10.000000	10.209164	2.09%	1,846	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.742939	-2.57%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.802009	13.912672	0.80%	0	2007
	12.765207	13.802009	8.12%	0	2006
	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004
	10.000000	11.851518	18.52%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.658481	47.764617	41.91%	0	2007
	25.258281	33.658481	33.26%	0	2006
	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004
	10.000000	16.584878	65.85%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.194833	28.709434	42.16%	0	2007
	15.128016	20.194833	33.49%	0	2006
	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.809493	25.592420	17.35%	0	2007
	16.245578	21.809493	34.25%	0	2006
	15.650079	16.245578	3.81%	0	2005
	12.357521	15.650079	26.64%	0	2004
	10.000000	12.357521	23.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.242294	20.468780	-3.64%	0	2007
	18.095448	21.242294	17.39%	0	2006
	16.708483	18.095448	8.30%	0	2005
	14.154096	16.708483	18.05%	0	2004
	10.000000	14.154096	41.54%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.292093	10.779417	4.73%	3,682	2007
	10.187930	10.292093	1.02%	5,065	2006
	10.092398	10.187930	0.95%	4,117	2005
	9.998525	10.092398	0.94%	0	2004
	10.000000	9.998525	-0.01%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.319101	16.907763	10.37%	0	2007
	15.298461	15.319101	0.13%	0	2006
	14.465240	15.298461	5.76%	0	2005
	13.757420	14.465240	5.15%	0	2004
	10.000000	13.757420	37.57%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.376759	11.458178	10.42%	0	2007
	10.364450	10.376759	0.12%	0	2006
	9.795682	10.364450	5.81%	0	2005
	10.000000	9.795682	-2.04%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.445670	11.788746	3.00%	56,113	2007
	11.028581	11.445670	3.78%	58,614	2006
	10.920596	11.028581	0.99%	65,617	2005
	10.675292	10.920596	2.30%	26,627	2004
	10.000000	10.675292	6.75%	1,688	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.912800	13.360214	3.46%	187,341	2007
	12.183035	12.912800	5.99%	223,478	2006
	11.927596	12.183035	2.14%	239,252	2005
	11.386917	11.927596	4.75%	115,717	2004
	10.000000	11.386917	13.87%	32,186	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.581696	15.058439	3.27%	971,975	2007
	13.395569	14.581696	8.85%	1,142,320	2006
	13.007846	13.395569	2.98%	1,179,336	2005
	12.148707	13.007846	7.07%	900,504	2004
	10.000000	12.148707	21.49%	87,035	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.668854	17.293799	3.75%	1,299,433	2007
	14.886787	16.668854	11.97%	1,429,537	2006
	14.222590	14.886787	4.67%	1,490,089	2005
	12.980195	14.222590	9.57%	1,140,530	2004
	10.000000	12.980195	29.80%	77,226	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.335248	18.988244	3.56%	1,730,891	2007
	16.048897	18.335248	14.25%	1,807,846	2006
	15.210756	16.048897	5.51%	1,907,909	2005
	13.646654	15.210756	11.46%	1,361,060	2004
	10.000000	13.646654	36.47%	5,230	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.181415	17.195941	6.27%	4,867	2007
	15.096810	16.181415	7.18%	5,284	2006
	14.090577	15.096810	7.14%	5,306	2005
	12.511587	14.090577	12.62%	3,579	2004
	10.000000	12.511587	25.12%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.954496	19.926196	5.13%	3,723	2007
	17.644672	18.954496	7.42%	3,872	2006
	16.101426	17.644672	9.58%	3,640	2005
	14.232843	16.101426	13.13%	3,314	2004
	10.000000	14.232843	42.33%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.952481	10.193541	2.42%	12,177	2007
	9.739697	9.952481	2.18%	12,395	2006
	9.704345	9.739697	0.36%	12,458	2005
	9.847816	9.704345	-1.46%	2,525	2004
	10.000000	9.847816	-1.52%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	21.000395	21.081183	0.38%	0	2007
	17.550599	21.000395	19.66%	0	2006
	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004
	10.000000	13.691710	36.92%	0

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.927872	14.983816	0.37%	1,000	2007
	12.475221	14.927872	19.66%	947	2006
	11.414522	12.475221	9.29%	628	2005
	10.000000	11.414522	14.15%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	16.030021	17.155884	7.02%	0	2007
	15.922746	16.030021	0.67%	0	2006
	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004
	10.000000	13.666814	36.67%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.863580	19.824037	-9.33%	0	2007
	19.099944	21.863580	14.47%	0	2006
	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	0	2004
	10.000000	16.621856	66.22%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.235659	20.152532	-0.41%	78	2007
	18.523315	20.235659	9.24%	265	2006
	16.917200	18.523315	9.49%	121	2005
	14.569685	16.917200	16.11%	0	2004
	10.000000	14.569685	45.70%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.211278	17.095259	5.45%	4,259	2007
	14.623648	16.211278	10.86%	4,501	2006
	13.975414	14.623648	4.64%	3,685	2005
	13.052629	13.975414	7.07%	2,771	2004
	10.000000	13.052629	30.53%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.215990	19.019086	17.29%	0	2007
	14.987967	16.215990	8.19%	0	2006
	15.451782	14.987967	-3.00%	0	2005
	15.194664	15.451782	1.69%	0	2004
	10.000000	15.194664	51.95%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.386935	13.344878	17.19%	0	2007
	10.475317	11.386935	8.70%	0	2006
	10.799472	10.475317	-3.00%	0	2005
	10.000000	10.799472	7.99%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.271789	20.614718	19.35%	3,396	2007
	17.758041	17.271789	-2.74%	3,409	2006
	16.262915	17.758041	9.19%	2,843	2005
	14.841506	16.262915	9.58%	322	2004
	10.000000	14.841506	48.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.790645	16.934889	-4.81%	14,423	2007
	15.748527	17.790645	12.97%	14,123	2006
	15.497598	15.748527	1.62%	13,932	2005
	13.540723	15.497598	14.45%	7,588	2004
	10.000000	13.540723	35.41%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.566627	11.827858	2.26%	0	2007
	11.286066	11.566627	2.49%	0	2006
	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004
	10.000000	10.849921	8.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.252099	16.973093	11.28%	11,308	2007
	14.489237	15.252099	5.27%	13,539	2006
	14.134491	14.489237	2.51%	14,583	2005
	13.562508	14.134491	4.22%	13,705	2004
	10.000000	13.562508	35.63%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.354371	23.177337	3.68%	0	2007
	19.484250	22.354371	14.73%	0	2006
	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004
	10.000000	15.037620	50.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.673899	15.210864	3.66%	0	2007
	12.786011	14.673899	14.77%	0	2006
	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.503199	-4.97%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.605388	13.235262	-2.72%	0	2007
	12.742044	13.605388	6.78%	0	2006
	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004
	10.000000	12.022598	20.23%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.115779	16.405148	1.80%	10,901	2007
	14.365531	16.115779	12.18%	10,703	2006
	13.897389	14.365531	3.37%	9,318	2005
	13.025936	13.897389	6.69%	5,819	2004
	10.000000	13.025936	30.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	21.025158	20.263408	-3.62%	302	2007
	18.758181	21.025158	12.09%	341	2006
	17.489490	18.758181	7.25%	119	2005
	15.012537	17.489490	16.50%	0	2004
	10.000000	15.012537	50.13%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.492983	14.227984	-8.16%	1,431	2007
	13.673036	15.492983	13.31%	1,464	2006
	13.291895	13.673036	2.87%	1,495	2005
	12.237939	13.291895	8.61%	405	2004
	10.000000	12.237939	22.38%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.607144	20.767014	5.92%	0	2007
	15.704009	19.607144	24.85%	0	2006
	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004
	10.000000	12.605837	26.06%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.765218	13.165195	3.13%	528	2007
	12.385068	12.765218	3.07%	528	2006
	11.986914	12.385068	3.32%	528	2005
	11.675220	11.986914	2.67%	528	2004
	10.000000	11.675220	16.75%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.911970	13.096589	9.94%	5,606	2007
	11.145643	11.911970	6.88%	3,876	2006
	10.000000	11.145643	11.46%	546	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.152637	12.237592	0.70%	1,141	2007
	10.477665	12.152637	15.99%	660	2006
	10.000000	10.477665	4.78%	199	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.144831	10.433686	2.85%	787	2007
	9.976101	10.144831	1.69%	0	2006
	10.000000	9.976101	-0.24%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.528615	10.827458	2.84%	8,812	2007
	10.399944	10.528615	1.24%	9,028	2006
	10.235988	10.399944	1.60%	9,293	2005
	10.061769	10.235988	1.73%	3,613	2004
	10.000000	10.061769	0.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.956447	16.592799	3.99%	0	2007
	14.731199	15.956447	8.32%	0	2006
	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004
	10.000000	12.488971	24.89%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.392875	22.148461	-19.15%	0	2007
	20.354072	27.392875	34.58%	0	2006
	17.833735	20.354072	14.13%	0	2005
	13.407628	17.833735	33.01%	0	2004
	10.000000	13.407628	34.08%	0	2003*

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.177393	17.009003	-0.98%	5,306	2007
	15.566165	17.177393	10.35%	10,424	2006
	15.111304	15.566165	3.01%	10,089	2005
	13.954516	15.111304	8.29%	10,737	2004
	10.000000	13.954516	39.55%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.140132	16.525352	9.15%	5,438	2007
	14.610497	15.140132	3.63%	107	2006
	13.772007	14.610497	6.09%	0	2005
	13.256686	13.772007	3.89%	1,325	2004
	10.000000	13.256686	32.57%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.920139	20.432222	7.99%	10,169	2007
	16.656569	18.920139	13.59%	9,654	2006
	15.601818	16.656569	6.76%	4,164	2005
	13.853695	15.601818	12.62%	4,145	2004
	10.000000	13.853695	38.54%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.234567	17.654334	2.44%	0	2007
	15.078192	17.234567	14.30%	0	2006
	14.754015	15.078192	2.20%	0	2005
	13.577608	14.754015	8.66%	0	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.847239	19.684436	-0.82%	0	2007
	17.787053	19.847239	11.58%	0	2006
	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.125135	16.656567	-2.74%	0	2007
	15.004311	17.125135	14.13%	0	2006
	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.452720	22.408037	15.19%	0	2007
	15.960264	19.452720	21.88%	0	2006
	14.442011	15.960264	10.51%	0	2005
	12.879046	14.442011	12.14%	0	2004
	10.000000	12.879046	28.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.064825	17.350875	15.17%	424	2007
	12.348132	15.064825	22.00%	426	2006
	11.186668	12.348132	10.38%	296	2005
	10.000000	11.186668	11.87%	99	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.078908	12.466537	-4.68%	2,295	2007
	11.133943	13.078908	17.47%	0	2006
	10.000000	11.133943	11.34%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.142149	15.514128	18.05%	1,243	2007
	13.922532	13.142149	-5.61%	1,240	2006
	13.973396	13.922532	-0.36%	549	2005
	12.932735	13.973396	8.05%	231	2004
	10.000000	12.932735	29.33%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.833512	16.496148	-7.50%	13,941	2007
	15.407286	17.833512	15.75%	7,197	2006
	15.038867	15.407286	2.45%	4,372	2005
	13.481870	15.038867	11.55%	489	2004
	10.000000	13.481870	34.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.999967	16.356694	36.31%	7,124	2007
	11.280569	11.999967	6.38%	1,758	2006
	10.000000	11.280569	12.81%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.505971	11.237420	6.96%	26,826	2007
	10.584599	10.505971	-0.74%	27,369	2006
	10.666402	10.584599	-0.77%	26,038	2005
	10.317953	10.666402	3.38%	10,152	2004
	10.000000	10.317953	3.18%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.154878	19.559767	-2.95%	4,851	2007
	18.029765	20.154878	11.79%	7,363	2006
	17.208156	18.029765	4.77%	1,858	2005
	14.450589	17.208156	19.08%	443	2004
	10.000000	14.450589	44.51%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.346335	16.765403	2.56%	1,509	2007
	14.521814	16.346335	12.56%	1,715	2006
	14.231683	14.521814	2.04%	1,509	2005
	13.200110	14.231683	7.81%	780	2004
	10.000000	13.200110	32.00%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.871448	15.522995	4.38%	10,509	2007
	13.097671	14.871448	13.54%	11,610	2006
	12.874963	13.097671	1.73%	8,270	2005
	12.574887	12.874963	2.39%	11,293	2004
	10.000000	12.574887	25.75%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.481086	13.417089	-13.33%	0	2007
	15.305702	15.481086	1.15%	0	2006
	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.470703	14.502872	-11.95%	0	2007
	14.471698	16.470703	13.81%	0	2006
	14.136221	14.471698	2.37%	0	2005
	13.213530	14.136221	6.98%	0	2004
	10.000000	13.213530	32.14%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.131593	16.206899	7.11%	0	2007
	13.375795	15.131593	13.13%	0	2006
	13.461571	13.375795	-0.64%	0	2005
	12.863838	13.461571	4.65%	0	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.236138	9.850905	-3.76%	0	2007
	10.000000	10.236138	2.36%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.287329	10.566036	2.71%	11,365	2007
	10.131702	10.287329	1.54%	1,470	2006
	10.268223	10.131702	-1.33%	1,130	2005
	10.172250	10.268223	0.94%	1,222	2004
	10.000000	10.172250	1.72%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.528130	21.231594	14.59%	44,911	2007
	17.017632	18.528130	8.88%	42,637	2006
	14.931325	17.017632	13.97%	25,126	2005
	13.270967	14.931325	12.51%	5,534	2004
	10.000000	13.270967	32.71%	867	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.163091	21.573326	42.28%	12,217	2007
	13.307881	15.163091	13.94%	9,660	2006
	10.000000	13.307881	33.08%	989	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.877300	17.686113	-1.07%	22,687	2007
	15.256422	17.877300	17.18%	20,029	2006
	14.790610	15.256422	3.15%	12,938	2005
	13.609869	14.790610	8.68%	5,405	2004
	10.000000	13.609869	36.10%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.382194	12.055503	5.92%	0	2007
	10.630924	11.382194	7.07%	0	2006
	10.000000	10.630924	6.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.935664	12.821849	7.42%	1,216	2007
	10.935802	11.935664	9.14%	0	2006
	10.000000	10.935802	9.36%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.294282	13.340761	8.51%	0	2007
	11.142720	12.294282	10.33%	0	2006
	10.000000	11.142720	11.43%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.870760	18.399897	23.73%	11,409	2007
	14.281288	14.870760	4.13%	10,138	2006
	13.854142	14.281288	3.08%	5,893	2005
	13.750936	13.854142	0.75%	4,436	2004
	10.000000	13.750936	37.51%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.548602	10.725576	1.68%	56,577	2007
	10.367395	10.548602	1.75%	16,288	2006
	10.413473	10.367395	-0.44%	6,642	2005
	10.229990	10.413473	1.79%	4,503	2004
	10.000000	10.229990	2.30%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.954539	24.736512	12.67%	11,214	2007
	19.990528	21.954539	9.82%	7,081	2006
	17.336262	19.990528	15.31%	3,049	2005
	14.234449	17.336262	21.79%	809	2004
	10.000000	14.234449	42.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.716874	24.832533	14.35%	0	2007
	18.872516	21.716874	15.07%	0	2006
	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.640636	16.742107	14.35%	24,815	2007
	12.718704	14.640636	15.11%	23,830	2006
	10.962580	12.718704	16.02%	12,754	2005
	10.000000	10.962580	9.63%	14,335	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.843249	21.469174	3.00%	90	2007
	18.388802	20.843249	13.35%	90	2006
	18.374502	18.388802	0.08%	0	2005
	16.520633	18.374502	11.22%	0	2004
	10.000000	16.520633	65.21%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.044680	11.194646	1.36%	6,229	2007
	10.000000	11.044680	10.45%	2,064	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.408204	15.597923	-4.94%	31,920	2007
	14.338212	16.408204	14.44%	32,199	2006
	14.188607	14.338212	1.05%	32,983	2005
	13.083537	14.188607	8.45%	20,480	2004
	10.000000	13.083537	30.84%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	21.000927	20.026926	-4.64%	9,942	2007
	18.373806	21.000927	14.30%	15,836	2006
	17.289265	18.373806	6.27%	6,028	2005
	14.300269	17.289265	20.90%	4,165	2004
	10.000000	14.300269	43.00%	496	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.789451	19.850900	25.72%	11,434	2007
	12.608573	15.789451	25.23%	15,084	2006
	10.000000	12.608573	26.09%	1,227	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.213295	22.798165	12.79%	0	2007
	17.034584	20.213295	18.66%	0	2006
	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	859	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.618971	16.486849	12.78%	56,912	2007
	12.318381	14.618971	18.68%	48,559	2006
	11.447566	12.318381	7.61%	33,586	2005
	10.000000	11.447566	14.48%	17,029	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.727678	11.635851	8.47%	5,338	2007
	9.729853	10.727678	10.26%	1,988	2006
	10.000000	9.729853	-2.70%	799	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.746388	14.810019	7.74%	0	2007
	12.742004	13.746388	7.88%	0	2006
	12.113119	12.742004	5.19%	0	2005
	11.448775	12.113119	5.80%	0	2004
	10.000000	11.448775	14.49%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.725332	22.324473	33.48%	2,934	2007
	15.687863	16.725332	6.61%	2,563	2006
	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.303985	16.903706	3.68%	0	2007
	15.064405	16.303985	8.23%	0	2006
	13.901030	15.064405	8.37%	0	2005
	12.112736	13.901030	14.76%	0	2004
	10.000000	12.112736	21.13%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.620244	38.293639	25.06%	0	2007
	21.372724	30.620244	43.27%	0	2006
	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.931098	26.187552	25.11%	9,284	2007
	14.603102	20.931098	43.33%	7,569	2006
	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.927203	10.160396	2.35%	36,230	2007
	9.750532	9.927203	1.81%	14,248	2006
	9.837446	9.750532	-0.88%	5,345	2005
	9.991187	9.837446	-1.54%	3,309	2004
	10.000000	9.991187	-0.09%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.248328	15.453408	8.46%	11,707	2007
	13.590161	14.248328	4.84%	11,979	2006
	13.345092	13.590161	1.84%	10,447	2005
	12.533128	13.345092	6.48%	9,241	2004
	10.000000	12.533128	25.33%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.889816	18.803264	5.11%	13,976	2007
	15.194031	17.889816	17.74%	9,431	2006
	14.606086	15.194031	4.03%	2,118	2005
	13.019620	14.606086	12.19%	157	2004
	10.000000	13.019620	30.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.213377	14.938033	-1.81%	1,053	2007
	14.793639	15.213377	2.84%	992	2006
	14.714497	14.793639	0.54%	982	2005
	13.461934	14.714497	9.30%	412	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.956703	14.072064	0.83%	29,291	2007
	11.570562	13.956703	20.62%	24,097	2006
	10.000000	11.570562	15.71%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.525334	20.920615	19.37%	0	2007
	15.669395	17.525334	11.84%	0	2006
	14.139029	15.669395	10.82%	0	2005
	12.472049	14.139029	13.37%	0	2004
	10.000000	12.472049	24.72%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.447196	12.530566	0.67%	5,133	2007
	11.483661	12.447196	8.39%	437	2006
	10.000000	11.483661	14.84%	342	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.640952	16.442567	5.13%	31,465	2007
	14.078903	15.640952	11.09%	18,666	2006
	13.484673	14.078903	4.41%	3,564	2005
	12.184056	13.484673	10.67%	1,001	2004
	10.000000	12.184056	21.84%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.395373	10.778659	3.69%	39,032	2007
	10.000000	10.395373	3.95%	21,097	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.377569	10.439925	0.60%	4,113	2007
	10.000000	10.377569	3.78%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.676121	11.927430	11.72%	9,277	2007
	10.000000	10.676121	6.76%	8,460	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.205698	11.155936	9.31%	34,966	2007
	10.000000	10.205698	2.06%	17,311	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.739606	-2.60%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.774706	13.878013	0.75%	180	2007
	12.746458	13.774706	8.07%	180	2006
	12.742365	12.746458	0.03%	457	2005
	11.846198	12.742365	7.57%	599	2004
	10.000000	11.846198	18.46%	559	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.216305	11.304100	0.78%	4,774	2007
	10.379470	11.216305	8.06%	3,345	2006
	10.000000	10.379470	3.79%	3,018	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.591997	47.645783	41.84%	0	2007
	25.221251	33.591997	33.19%	0	2006
	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.167432	28.655761	42.09%	10,988	2007
	15.115197	20.167432	33.42%	10,126	2006
	11.676345	15.115197	29.45%	389	2005
	10.000000	11.676345	16.76%	148	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.766393	25.528716	17.29%	0	2007
	16.221749	21.766393	34.18%	0	2006
	15.635103	16.221749	3.75%	0	2005
	12.352000	15.635103	26.58%	0	2004
	10.000000	12.352000	23.52%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.200305	20.417798	-3.69%	0	2007
	18.068893	21.200305	17.33%	0	2006
	16.692476	18.068893	8.25%	0	2005
	14.147762	16.692476	17.99%	0	2004
	10.000000	14.147762	41.48%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.271709	10.752526	4.68%	94,454	2007
	10.172939	10.271709	0.97%	12,621	2006
	10.082699	10.172939	0.89%	3,085	2005
	9.994036	10.082699	0.89%	2,037	2004
	10.000000	9.994036	-0.06%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.288797	16.865642	10.31%	0	2007
	15.275997	15.288797	0.08%	0	2006
	14.451367	15.275997	5.71%	0	2005
	13.751262	14.451367	5.09%	0	2004
	10.000000	13.751262	37.51%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.362662	11.436731	10.36%	5,383	2007
	10.355653	10.362662	0.07%	4,618	2006
	9.792370	10.355653	5.75%	4,083	2005
	10.000000	9.792370	-2.08%	1,117	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.794987	11.535449	6.86%	2,209	2007
	10.000000	10.794987	7.95%	3,750	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.423014	11.759376	2.94%	0	2007
	11.012370	11.423014	3.73%	0	2006
	10.910111	11.012370	0.94%	0	2005
	10.670507	10.910111	2.25%	0	2004
	10.000000	10.670507	6.71%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.887234	13.326911	3.41%	44,863	2007
	12.165117	12.887234	5.94%	31,788	2006
	11.916137	12.165117	2.09%	26,865	2005
	11.381802	11.916137	4.69%	26,945	2004
	10.000000	11.381802	13.82%	1,133	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.552819	15.020895	3.22%	136,162	2007
	13.375868	14.552819	8.80%	73,889	2006
	12.995346	13.375868	2.93%	30,935	2005
	12.143248	12.995346	7.02%	16,762	2004
	10.000000	12.143248	21.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.635903	17.250735	3.70%	83,193	2007
	14.864940	16.635903	11.91%	68,774	2006
	14.208967	14.864940	4.62%	58,191	2005
	12.974386	14.208967	9.52%	33,983	2004
	10.000000	12.974386	29.74%	707	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.299007	18.940954	3.51%	65,033	2007
	16.025349	18.299007	14.19%	37,801	2006
	15.196187	16.025349	5.46%	3,655	2005
	13.640553	15.196187	11.40%	3,655	2004
	10.000000	13.640553	36.41%	0	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.151151	17.154960	6.22%	18,949	2007
	15.076266	16.151151	7.13%	13,012	2006
	14.078585	15.076266	7.09%	1,182	2005
	12.507326	14.078585	12.56%	870	2004
	10.000000	12.507326	25.07%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.917010	19.876563	5.07%	12,852	2007
	17.618761	18.917010	7.37%	13,913	2006
	16.085989	17.618761	9.53%	2,996	2005
	14.226488	16.085989	13.07%	462	2004
	10.000000	14.226488	42.26%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.932596	10.167942	2.37%	50,234	2007
	9.725197	9.932596	2.13%	1,852	2006
	9.694844	9.725197	0.31%	3,671	2005
	9.843208	9.694844	-1.51%	9,917	2004
	10.000000	9.843208	-1.57%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.961096	21.030912	0.33%	0	2007
	17.526693	20.961096	19.60%	0	2006
	16.046770	17.526693	9.22%	0	2005
	13.687034	16.046770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.907610	14.955775	0.32%	35,818	2007
	12.464647	14.907610	19.60%	30,367	2006
	11.410668	12.464647	9.24%	16,477	2005
	10.000000	11.410668	14.11%	12,196	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.998343	17.113159	6.97%	355	2007
	15.899389	15.998343	0.62%	1,118	2006
	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.820354	19.774663	-9.38%	3,487	2007
	19.071913	21.820354	14.41%	7,122	2006
	18.991325	19.071913	0.42%	1,713	2005
	16.614418	18.991325	14.31%	1,666	2004
	10.000000	16.614418	66.14%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.195647	20.102337	-0.46%	9,436	2007
	18.496109	20.195647	9.19%	10,773	2006
	16.900974	18.496109	9.44%	5,170	2005
	14.563156	16.900974	16.05%	5,434	2004
	10.000000	14.563156	45.63%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.179237	17.052689	5.40%	23,716	2007
	14.602188	16.179237	10.80%	13,564	2006
	13.962018	14.602188	4.59%	1,167	2005
	13.046787	13.962018	7.01%	0	2004
	10.000000	13.046787	30.47%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.183931	18.971734	17.23%	0	2007
	14.965969	16.183931	8.14%	0	2006
	15.436974	14.965969	-3.05%	0	2005
	15.187861	15.436974	1.64%	0	2004
	10.000000	15.187861	51.88%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.371483	13.319925	17.13%	4,178	2007
	10.466439	11.371483	8.65%	0	2006
	10.795826	10.466439	-3.05%	0	2005
	10.000000	10.795826	7.96%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.237641	20.563386	19.29%	3,333	2007
	17.731969	17.237641	-2.79%	3,331	2006
	16.247317	17.731969	9.14%	76	2005
	14.834866	16.247317	9.52%	68	2004
	10.000000	14.834866	48.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.755498	16.892731	-4.86%	42,965	2007
	15.725424	17.755498	12.91%	36,809	2006
	15.482762	15.725424	1.57%	24,217	2005
	13.534669	15.482762	14.39%	14,486	2004
	10.000000	13.534669	35.35%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.543724	11.798369	2.21%	10,174	2007
	11.269480	11.543724	2.43%	1,908	2006
	11.287951	11.269480	-0.16%	0	2005
	10.845052	11.287951	4.08%	0	2004
	10.000000	10.845052	8.45%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.221927	16.930818	11.23%	3,190	2007
	14.467947	15.221927	5.21%	2,690	2006
	14.120916	14.467947	2.46%	2,256	2005
	13.556433	14.120916	4.16%	611	2004
	10.000000	13.556433	35.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.310173	23.119610	3.63%	0	2007
	19.455643	22.310173	14.67%	0	2006
	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.653968	15.182394	3.61%	5,611	2007
	12.775168	14.653968	14.71%	5,454	2006
	11.464515	12.775168	11.43%	3,431	2005
	10.000000	11.464515	14.65%	1,290	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.499943	-5.00%	313	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.578458	13.202261	-2.77%	997	2007
	12.723332	13.578458	6.72%	1,206	2006
	12.766047	12.723332	-0.33%	815	2005
	12.017205	12.766047	6.23%	698	2004
	10.000000	12.017205	20.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.083909	16.364280	1.74%	24,332	2007
	14.344443	16.083909	12.13%	17,418	2006
	13.884059	14.344443	3.32%	1,116	2005
	13.020103	13.884059	6.64%	0	2004
	10.000000	13.020103	30.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.983612	20.212960	-3.67%	8,212	2007
	18.730671	20.983612	12.03%	8,601	2006
	17.472746	18.730671	7.20%	36	2005
	15.005824	17.472746	16.44%	31	2004
	10.000000	15.005824	50.06%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.464005	14.194062	-8.21%	0	2007
	13.654420	15.464005	13.25%	0	2006
	13.280570	13.654420	2.82%	0	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.570440	20.717476	5.86%	0	2007
	15.682599	19.570440	24.79%	0	2006
	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.741344	13.133811	3.08%	0	2007
	12.368215	12.741344	3.02%	0	2006
	11.976695	12.368215	3.27%	0	2005
	11.671236	11.976695	2.62%	0	2004
	10.000000	11.671236	16.71%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.901856	13.078738	9.89%	13,692	2007
	11.141862	11.901856	6.82%	1,929	2006
	10.000000	11.141862	11.42%	1,929	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.142333	12.220927	0.65%	11,891	2007
	10.474110	12.142333	15.93%	10,710	2006
	10.000000	10.474110	4.74%	3,029	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.136214	10.419461	2.79%	2,891	2007
	9.972717	10.136214	1.64%	482	2006
	10.000000	9.972717	-0.27%	482	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.508882	10.801613	2.79%	37,117	2007
	10.385759	10.508882	1.19%	13,289	2006
	10.227246	10.385759	1.55%	1,194	2005
	10.058336	10.227246	1.68%	0	2004
	10.000000	10.058336	0.58%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.923891	16.550435	3.93%	0	2007
	14.708653	15.923891	8.26%	0	2006
	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.336964	22.091880	-19.19%	5,063	2007
	20.322889	27.336964	34.51%	4,836	2006
	17.815509	20.322889	14.07%	1,289	2005
	13.400778	17.815509	32.94%	417	2004
	10.000000	13.400778	34.01%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.143399	16.966613	-1.03%	1,049	2007
	15.543300	17.143399	10.29%	1,217	2006
	15.096803	15.543300	2.96%	1,291	2005
	13.948259	15.096803	8.23%	989	2004
	10.000000	13.948259	39.48%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.110168	16.484146	9.09%	1,110	2007
	14.589032	15.110168	3.57%	1,556	2006
	13.758790	14.589032	6.03%	1,556	2005
	13.250739	13.758790	3.83%	446	2004
	10.000000	13.250739	32.51%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.882706	20.381302	7.94%	2,586	2007
	16.632103	18.882706	13.53%	2,270	2006
	15.586844	16.632103	6.71%	2,329	2005
	13.847484	15.586844	12.56%	513	2004
	10.000000	13.847484	38.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.200484	17.610360	2.38%	178	2007
	15.056052	17.200484	14.24%	178	2006
	14.739868	15.056052	2.15%	178	2005
	13.571529	14.739868	8.61%	178	2004
	10.000000	13.571529	35.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.807979	19.635378	-0.87%	0	2007
	17.760940	19.807979	11.53%	0	2006
	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.091271	16.615074	-2.79%	0	2007
	14.982286	17.091271	14.08%	0	2006
	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004
	10.000000	13.352802	33.53%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.414235	22.352203	15.13%	0	2007
	15.936810	19.414235	21.82%	0	2006
	14.428146	15.936810	10.46%	0	2005
	12.873270	14.428146	12.08%	0	2004
	10.000000	12.873270	28.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.044404	17.318440	15.12%	1,624	2007
	12.337676	15.044404	21.94%	0	2006
	11.182886	12.337676	10.33%	0	2005
	10.000000	11.182886	11.83%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.067810	12.449547	-4.73%	16,806	2007
	11.130171	13.067810	17.41%	3,837	2006
	10.000000	11.130171	11.30%	3,454	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.116152	15.475480	17.99%	4,119	2007
	13.902087	13.116152	-5.65%	4,688	2006
	13.960000	13.902087	-0.41%	4,428	2005
	12.926950	13.960000	7.99%	442	2004
	10.000000	12.926950	29.27%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.798235	16.455049	-7.55%	22,089	2007
	15.384657	17.798235	15.69%	6,948	2006
	15.024439	15.384657	2.40%	5,878	2005
	13.475824	15.024439	11.49%	554	2004
	10.000000	13.475824	34.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.989774	16.334396	36.24%	5,769	2007
	11.276749	11.989774	6.32%	610	2006
	10.000000	11.276749	12.77%	609	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.484510	11.208694	6.91%	5,832	2007
	10.568371	10.484510	-0.79%	2,645	2006
	10.655487	10.568371	-0.82%	2,479	2005
	10.312673	10.655487	3.32%	0	2004
	10.000000	10.312673	3.13%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.115008	19.511021	-3.00%	567	2007
	18.003287	20.115008	11.73%	0	2006
	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004
	10.000000	14.444121	44.44%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.313974	16.723589	2.51%	3,552	2007
	14.500481	16.313974	12.51%	4,607	2006
	14.218015	14.500481	1.99%	3,698	2005
	13.194190	14.218015	7.76%	1,916	2004
	10.000000	13.194190	31.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.842000	15.484277	4.33%	2,303	2007
	13.078414	14.842000	13.48%	3,435	2006
	12.862598	13.078414	1.68%	2,454	2005
	12.569236	12.862598	2.33%	733	2004
	10.000000	12.569236	25.69%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.450461	13.383655	-13.38%	0	2007
	15.283224	15.450461	1.09%	0	2006
	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.438132	14.466736	-11.99%	0	2007
	14.450458	16.438132	13.76%	0	2006
	14.122675	14.450458	2.32%	0	2005
	13.207618	14.122675	6.93%	0	2004
	10.000000	13.207618	32.08%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.101647	16.166502	7.05%	0	2007
	13.356142	15.101647	13.07%	0	2006
	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004
	10.000000	12.858073	28.58%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.232664	9.842498	-3.81%	0	2007
	10.000000	10.232664	2.33%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.266953	10.539678	2.66%	861	2007
	10.116795	10.266953	1.48%	712	2006
	10.258337	10.116795	-1.38%	752	2005
	10.167671	10.258337	0.89%	293	2004
	10.000000	10.167671	1.68%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.491453	21.178654	14.53%	44,176	2007
	16.992620	18.491453	8.82%	29,382	2006
	14.916987	16.992620	13.91%	24,432	2005
	13.265016	14.916987	12.45%	1,817	2004
	10.000000	13.265016	32.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.150214	21.543912	42.20%	0	2007
	13.303376	15.150214	13.88%	0	2006
	10.000000	13.303376	33.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.841935	17.642038	-1.12%	18,759	2007
	15.234015	17.841935	17.12%	12,531	2006
	14.776419	15.234015	3.10%	12095	2005
	13.603772	14.776419	8.62%	771	2004
	10.000000	13.603772	36.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.372528	12.039071	5.86%	43,997	2007
	10.627320	11.372528	7.01%	47,055	2006
	10.000000	10.627320	6.27%	24,118	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.925522	12.804368	7.37%	60,634	2007
	10.932085	11.925522	9.09%	62,266	2006
	10.000000	10.932085	9.32%	53,633	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.283828	13.322549	8.46%	38,269	2007
	11.138935	12.283828	10.28%	38,846	2006
	10.000000	11.138935	11.39%	18,721	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.841311	18.354004	23.67%	1,791	2007
	14.260291	14.841311	4.07%	1,326	2006
	13.840838	14.260291	3.03%	1236	2005
	13.744768	13.840838	0.70%	360	2004
	10.000000	13.744768	37.45%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.527722	10.698836	1.63%	1,751,302	2007
	10.352158	10.527722	1.70%	813,654	2006
	10.403467	10.352158	-0.49%	59399	2005
	10.225391	10.403467	1.74%	0	2004
	10.000000	10.225391	2.25%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.911113	24.674874	12.61%	19,325	2007
	19.961162	21.911113	9.77%	11,669	2006
	17.319629	19.961162	15.25%	7062	2005
	14.228073	17.319629	21.73%	749	2004
	10.000000	14.228073	42.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.673946	24.770690	14.29%	0	2007
	18.844819	21.673946	15.01%	0	2006
	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.620747	16.710756	14.29%	8,168	2007
	12.707924	14.620747	15.05%	0	2006
	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.801986	21.415648	2.95%	1,073	2007
	18.361767	20.801986	13.29%	2,663	2006
	18.356870	18.361767	0.03%	2,664	2005
	16.513232	18.356870	11.16%	1,779	2004
	10.000000	16.513232	65.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.040930	11.185080	1.31%	19,588	2007
	10.000000	11.040930	10.41%	16,381	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.375723	15.559038	-4.99%	17,379	2007
	14.317130	16.375723	14.38%	22,641	2006
	14.174982	14.317130	1.00%	22,736	2005
	13.077676	14.174982	8.39%	4,317	2004
	10.000000	13.077676	30.78%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.959357	19.976991	-4.69%	433	2007
	18.346803	20.959357	14.24%	0	2006
	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004
	10.000000	14.293865	42.94%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.776045	19.823856	25.66%	0	2007
	12.604311	15.776045	25.16%	0	2006
	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.173294	22.741356	12.73%	0	2007
	17.009548	20.173294	18.60%	0	2006
	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.599101	16.455978	12.72%	412,206	2007
	12.307923	14.599101	18.62%	256,299	2006
	11.443684	12.307923	7.55%	27866	2005
	10.000000	11.443684	14.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.718562	11.619981	8.41%	0	2007
	9.726551	10.718562	10.20%	0	2006
	10.000000	9.726551	-2.73%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.719160	14.773086	7.68%	0	2007
	12.723262	13.719160	7.83%	0	2006
	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004
	10.000000	11.443645	14.44%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.692231	22.268831	33.41%	8,000	2007
	15.664813	16.692231	6.56%	0	2006
	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004
	10.000000	12.371130	23.71%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.273441	16.863356	3.63%	0	2007
	15.043869	16.273441	8.17%	0	2006
	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.559669	38.198229	25.00%	0	2007
	21.341330	30.559669	43.19%	0	2006
	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.902675	26.138542	25.05%	29,033	2007
	14.590722	20.902675	43.26%	105,223	2006
	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.907529	10.135052	2.30%	1,798,921	2007
	9.736191	9.907529	1.76%	925,212	2006
	9.828001	9.736191	-0.93%	2999	2005
	9.986709	9.828001	-1.59%	0	2004
	10.000000	9.986709	-0.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.220129	15.414900	8.40%	1,116	2007
	13.570197	14.220129	4.79%	1,139	2006
	13.332303	13.570197	1.78%	481	2005
	12.527515	13.332303	6.42%	389	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.854393	18.756381	5.05%	18,329	2007
	15.171686	17.854393	17.68%	9,321	2006
	14.592051	15.171686	3.97%	10231	2005
	13.013769	14.592051	12.13%	0	2004
	10.000000	13.013769	30.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.183234	14.900766	-1.86%	38	2007
	14.771886	15.183234	2.78%	0	2006
	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.944859	14.052887	0.77%	776,938	2007
	11.566642	13.944859	20.56%	541,026	2006
	10.000000	11.566642	15.67%	40,037	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.489575	20.867195	19.31%	284	2007
	15.645407	17.489575	11.79%	284	2006
	14.124584	15.645407	10.77%	0	2005
	12.465689	14.124584	13.31%	0	2004
	10.000000	12.465689	24.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.436620	12.513470	0.62%	3,426	2007
	11.479761	12.436620	8.34%	1,882	2006
	10.000000	11.479761	14.80%	1,938	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.611658	16.403325	5.07%	1,215,678	2007
	14.059715	15.611658	11.04%	768,881	2006
	13.473176	14.059715	4.35%	60247	2005
	12.179899	13.473176	10.62%	0	2004
	10.000000	12.179899	21.80%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.391833	10.769435	3.63%	576,435	2007
	10.000000	10.391833	3.92%	70,822	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.374046	10.431022	0.55%	469,546	2007
	10.000000	10.374046	3.74%	33	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.672505	11.917257	11.66%	3,095	2007
	10.000000	10.672505	6.73%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.202232	11.146413	9.25%	52,024	2007
	10.000000	10.202232	2.02%	40,066	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.736275	-2.64%	474,074	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.747460	13.843431	0.70%	0	2007
	12.727746	13.747460	8.01%	0	2006
	12.730150	12.727746	-0.02%	0	2005
	11.840898	12.730150	7.51%	0	2004
	10.000000	11.840898	18.41%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.206774	11.288687	0.73%	0	2007
	10.375946	11.206774	8.01%	0	2006
	10.000000	10.375946	3.76%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.525551	47.527096	41.76%	0	2007
	25.184211	33.525551	33.12%	0	2006
	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.140066	28.602167	42.02%	0	2007
	15.102390	20.140066	33.36%	0	2006
	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.723289	25.465060	17.22%	0	2007
	16.197889	21.723289	34.11%	0	2006
	15.620076	16.197889	3.70%	0	2005
	12.346440	15.620076	26.51%	0	2004
	10.000000	12.346440	23.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.158351	20.366909	-3.74%	0	2007
	18.042341	21.158351	17.27%	0	2006
	16.676459	18.042341	8.19%	0	2005
	14.141420	16.676459	17.93%	0	2004
	10.000000	14.141420	41.41%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.251375	10.725721	4.63%	1,679,779	2007
	10.157990	10.251375	0.92%	837,095	2006
	10.073025	10.157990	0.84%	59918	2005
	9.989553	10.073025	0.84%	0	2004
	10.000000	9.989553	-0.10%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.258535	16.823600	10.26%	0	2007
	15.253552	15.258535	0.03%	0	2006
	14.437498	15.253552	5.65%	0	2005
	13.745097	14.437498	5.04%	0	2004
	10.000000	13.745097	37.45%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.348575	11.415312	10.31%	0	2007
	10.346862	10.348575	0.02%	0	2006
	9.789044	10.346862	5.70%	0	2005
	10.000000	9.789044	-2.11%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.791318	11.525594	6.80%	0	2007
	10.000000	10.791318	7.91%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.400425	11.730073	2.89%	137,318	2007
	10.996193	11.400425	3.68%	135,072	2006
	10.899641	10.996193	0.89%	68805	2005
	10.665718	10.899641	2.19%	0	2004
	10.000000	10.665718	6.66%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.861755	13.293726	3.36%	1,505,476	2007
	12.147263	12.861755	5.88%	234,619	2006
	11.904707	12.147263	2.04%	137,357	2005
	11.376700	11.904707	4.64%	8,178	2004
	10.000000	11.376700	13.77%	5,373	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.524060	14.983500	3.16%	6,016,193	2007
	13.356251	14.524060	8.74%	4,850,817	2006
	12.982902	13.356251	2.88%	1,225,848	2005
	12.137820	12.982902	6.96%	93,537	2004
	10.000000	12.137820	21.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.602976	17.207732	3.64%	1,433,538	2007
	14.843088	16.602976	11.86%	1,382,261	2006
	14.195319	14.843088	4.56%	1,011,964	2005
	12.968571	14.195319	9.46%	240,048	2004
	10.000000	12.968571	29.69%	45,317	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.262793	18.893750	3.45%	1,293,075	2007
	16.001796	18.262793	14.13%	1,259,667	2006
	15.181595	16.001796	5.40%	1,154,492	2005
	13.634433	15.181595	11.35%	113,884	2004
	10.000000	13.634433	36.34%	3,544	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.120912	17.114025	6.16%	621,753	2007
	15.055720	16.120912	7.07%	339,101	2006
	14.066564	15.055720	7.03%	31454	2005
	12.503049	14.066564	12.51%	0	2004
	10.000000	12.503049	25.03%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.879598	19.827051	5.02%	2,457	2007
	17.592905	18.879598	7.31%	2,458	2006
	16.070571	17.592905	9.47%	2075	2005
	14.220117	16.070571	13.01%	0	2004
	10.000000	14.220117	42.20%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.912735	10.142390	2.32%	564,735	2007
	9.710708	9.912735	2.08%	200,430	2006
	9.685343	9.710708	0.26%	55644	2005
	9.838596	9.685343	-1.56%	0	2004
	10.000000	9.838596	-1.61%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.921852	20.980728	0.28%	0	2007
	17.502808	20.921852	19.53%	0	2006
	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.887375	14.927787	0.27%	604,961	2007
	12.454076	14.887375	19.54%	305,648	2006
	11.406809	12.454076	9.18%	32542	2005
	10.000000	11.406809	14.07%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.966679	17.070507	6.91%	3,462	2007
	15.876031	15.966679	0.57%	0	2006
	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.777194	19.725378	-9.42%	0	2007
	19.043904	21.777194	14.35%	0	2006
	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004
	10.000000	16.606993	66.07%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.155684	20.052236	-0.51%	102,729	2007
	18.468949	20.155684	9.13%	102,938	2006
	16.884771	18.468949	9.38%	8031	2005
	14.556637	16.884771	15.99%	0	2004
	10.000000	14.556637	45.57%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.147227	17.010187	5.34%	1,001,626	2007
	14.580741	16.147227	10.74%	655,913	2006
	13.948628	14.580741	4.53%	53039	2005
	13.040944	13.948628	6.96%	887	2004
	10.000000	13.040944	30.41%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.151919	18.924451	17.17%	0	2007
	14.943985	16.151919	8.08%	0	2006
	15.422176	14.943985	-3.10%	0	2005
	15.181079	15.422176	1.59%	0	2004
	10.000000	15.181079	51.81%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.356025	13.294964	17.07%	0	2007
	10.457536	11.356025	8.59%	0	2006
	10.792166	10.457536	-3.10%	0	2005
	10.000000	10.792166	7.92%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.203515	20.512114	19.23%	1,173	2007
	17.705921	17.203515	-2.84%	1,285	2006
	16.231738	17.705921	9.08%	1290	2005
	14.828223	16.231738	9.47%	0	2004
	10.000000	14.828223	48.28%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.720355	16.850630	-4.91%	652,440	2007
	15.702314	17.720355	12.85%	491,284	2006
	15.467889	15.702314	1.52%	63503	2005
	13.528592	15.467889	14.33%	0	2004
	10.000000	13.528592	35.29%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.520873	11.768953	2.15%	19,760	2007
	11.252909	11.520873	2.38%	0	2006
	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004
	10.000000	10.840190	8.40%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.191793	16.888600	11.17%	9,083	2007
	14.446687	15.191793	5.16%	9,912	2006
	14.107365	14.446687	2.41%	8492	2005
	13.550362	14.107365	4.11%	795	2004
	10.000000	13.550362	35.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.266032	23.061990	3.57%	0	2007
	19.427071	22.266032	14.61%	0	2006
	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.634069	15.153984	3.55%	0	2007
	12.764329	14.634069	14.65%	0	2006
	11.460639	12.764329	11.38%	0	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.739606	-2.60%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.551575	13.169345	-2.82%	0	2007
	12.704625	13.551575	6.67%	0	2006
	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004
	10.000000	12.011823	20.12%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.052090	16.323497	1.69%	943,609	2007
	14.323371	16.052090	12.07%	679,480	2006
	13.870747	14.323371	3.26%	57819	2005
	13.014275	13.870747	6.58%	442	2004
	10.000000	13.014275	30.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.942082	20.162577	-3.72%	181,400	2007
	18.703144	20.942082	11.97%	107,275	2006
	17.455969	18.703144	7.14%	7992	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.435062	14.160200	-8.26%	0	2007
	13.635814	15.435062	13.20%	0	2006
	13.269238	13.635814	2.76%	0	2005
	12.229585	13.269238	8.50%	0	2004
	10.000000	12.229585	22.30%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.533822	20.668072	5.81%	0	2007
	15.661240	19.533822	24.73%	0	2006
	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.717468	13.102459	3.03%	88	2007
	12.351340	12.717468	2.96%	88	2006
	11.966471	12.351340	3.22%	88	2005
	11.667245	11.966471	2.56%	0	2004
	10.000000	11.667245	16.67%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.891744	13.060907	9.83%	302,979	2007
	11.138078	11.891744	6.77%	2,213	2006
	10.000000	11.138078	11.38%	2,214	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.132011	12.204254	0.60%	19,728	2007
	10.470555	12.132011	15.87%	14,513	2006
	10.000000	10.470555	4.71%	14,480	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.127605	10.405255	2.74%	25,902	2007
	9.969333	10.127605	1.59%	80	2006
	10.000000	9.969333	-0.31%	80	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.489208	10.775844	2.73%	1,299,660	2007
	10.371604	10.489208	1.13%	638,663	2006
	10.218514	10.371604	1.50%	51181	2005
	10.054892	10.218514	1.63%	248	2004
	10.000000	10.054892	0.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.891369	16.508130	3.88%	0	2007
	14.686104	15.891369	8.21%	0	2006
	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.281193	22.035453	-19.23%	0	2007
	20.291767	27.281193	34.44%	0	2006
	17.797302	20.291767	14.02%	0	2005
	13.393935	17.797302	32.88%	0	2004
	10.000000	13.393935	33.94%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.109452	16.924299	-1.08%	0	2007
	15.520438	17.109452	10.24%	78	2006
	15.082301	15.520438	2.90%	78	2005
	13.942000	15.082301	8.18%	78	2004
	10.000000	13.942000	39.42%	78	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.080259	16.443058	9.04%	0	2007
	14.567589	15.080259	3.52%	0	2006
	13.745581	14.567589	5.98%	0	2005
	13.244803	13.745581	3.78%	0	2004
	10.000000	13.244803	32.45%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.845330	20.330496	7.88%	0	2007
	16.607666	18.845330	13.47%	0	2006
	15.571898	16.607666	6.65%	0	2005
	13.841282	15.571898	12.50%	0	2004
	10.000000	13.841282	38.41%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.166433	17.566454	2.33%	0	2007
	15.033932	17.166433	14.18%	0	2006
	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004
	10.000000	13.565446	35.65%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.768756	19.586401	-0.92%	0	2007
	17.734824	19.768756	11.47%	0	2006
	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004
	10.000000	14.661856	46.62%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.057428	16.573641	-2.84%	0	2007
	14.960263	17.057428	14.02%	0	2006
	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004
	10.000000	13.346817	33.47%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.375798	22.296466	15.07%	0	2007
	15.913381	19.375798	21.76%	0	2006
	14.414294	15.913381	10.40%	0	2005
	12.867502	14.414294	12.02%	0	2004
	10.000000	12.867502	28.68%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.023945	17.285993	15.06%	0	2007
	12.327195	15.023945	21.88%	0	2006
	11.179098	12.327195	10.27%	0	2005
	10.000000	11.179098	11.79%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.056693	12.432558	-4.78%	0	2007
	11.126388	13.056693	17.35%	0	2006
	10.000000	11.126388	11.26%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.090168	15.436876	17.93%	0	2007
	13.881643	13.090168	-5.70%	0	2006
	13.946588	13.881643	-0.47%	0	2005
	12.921145	13.946588	7.94%	0	2004
	10.000000	12.921145	29.21%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.762994	16.414001	-7.59%	0	2007
	15.362035	17.762994	15.63%	0	2006
	15.010011	15.362035	2.35%	0	2005
	13.469780	15.010011	11.43%	0	2004
	10.000000	13.469780	34.70%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.979585	16.312116	36.17%	0	2007
	11.272922	11.979585	6.27%	0	2006
	10.000000	11.272922	12.73%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.463084	11.180025	6.85%	0	2007
	10.552161	10.463084	-0.84%	0	2006
	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004
	10.000000	10.307393	3.07%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.075193	19.462376	-3.05%	0	2007
	17.976834	20.075193	11.67%	0	2006
	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004
	10.000000	14.437650	44.38%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.281704	16.681925	2.46%	4,533	2007
	14.479184	16.281704	12.45%	4,803	2006
	14.204392	14.479184	1.93%	4,853	2005
	13.188293	14.204392	7.70%	4,737	2004
	10.000000	13.188293	31.88%	5,215	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.812626	15.445686	4.27%	0	2007
	13.059200	14.812626	13.43%	0	2006
	12.850257	13.059200	1.63%	0	2005
	12.563613	12.850257	2.28%	0	2004
	10.000000	12.563613	25.64%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.419875	13.350271	-13.42%	0	2007
	15.260764	15.419875	1.04%	0	2006
	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004
	10.000000	13.666532	36.67%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.405590	14.430662	-12.04%	0	2007
	14.429205	16.405590	13.70%	0	2006
	14.109114	14.429205	2.27%	0	2005
	13.201695	14.109114	6.87%	0	2004
	10.000000	13.201695	32.02%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.071744	16.126182	7.00%	0	2007
	13.336513	15.071744	13.01%	0	2006
	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004
	10.000000	12.852316	28.52%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.229189	9.834083	-3.86%	0	2007
	10.000000	10.229189	2.29%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.246616	10.513384	2.60%	0	2007
	10.101910	10.246616	1.43%	0	2006
	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004
	10.000000	10.163117	1.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.454861	21.125878	14.47%	3,603	2007
	16.967663	18.454861	8.76%	4,251	2006
	14.902685	16.967663	13.86%	4,162	2005
	13.259079	14.902685	12.40%	4,530	2004
	10.000000	13.259079	32.59%	5,724	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.137362	21.514558	42.13%	0	2007
	13.298875	15.137362	13.82%	0	2006
	10.000000	13.298875	32.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.806618	17.598043	-1.17%	0	2007
	15.211627	17.806618	17.06%	0	2006
	14.762249	15.211627	3.04%	0	2005
	13.597681	14.762249	8.56%	0	2004
	10.000000	13.597681	35.98%	518	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.362864	12.022652	5.81%	0	2007
	10.623715	11.362864	6.96%	0	2006
	10.000000	10.623715	6.24%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.915395	12.786907	7.31%	0	2007
	10.928377	11.915395	9.03%	0	2006
	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.273396	13.304385	8.40%	0	2007
	11.135158	12.273396	10.22%	0	2006
	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.811943	18.308274	23.60%	0	2007
	14.239339	14.811943	4.02%	0	2006
	13.827562	14.239339	2.98%	0	2005
	13.738615	13.827562	0.65%	0	2004
	10.000000	13.738615	37.39%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.506855	10.672126	1.57%	0	2007
	10.336916	10.506855	1.64%	0	2006
	10.393468	10.336916	-0.54%	0	2005
	10.220804	10.393468	1.69%	0	2004
	10.000000	10.220804	2.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.867734	24.613346	12.56%	0	2007
	19.931837	21.867734	9.71%	0	2006
	17.303008	19.931837	15.19%	0	2005
	14.221699	17.303008	21.67%	0	2004
	10.000000	14.221699	42.22%	487	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.631057	24.708942	14.23%	0	2007
	18.817129	21.631057	14.95%	0	2006
	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004
	10.000000	14.675101	46.75%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.600896	16.679478	14.24%	0	2007
	12.697142	14.600896	14.99%	0	2006
	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.760838	21.362284	2.90%	0	2007
	18.334807	20.760838	13.23%	0	2006
	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004
	10.000000	16.505852	65.06%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.037182	11.175523	1.25%	0	2007
	10.000000	11.037182	10.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.343309	15.520249	-5.04%	4,879	2007
	14.296091	16.343309	14.32%	4,757	2006
	14.161382	14.296091	0.95%	4,931	2005
	13.071811	14.161382	8.34%	4,790	2004
	10.000000	13.071811	30.72%	5,590	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.917891	19.927201	-4.74%	0	2007
	18.319860	20.917891	14.18%	0	2006
	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004
	10.000000	14.287477	42.87%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.762654	19.796830	25.59%	0	2007
	12.600033	15.762654	25.10%	0	2006
	10.000000	12.600033	26.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.133364	22.684654	12.67%	0	2007
	16.984548	20.133364	18.54%	0	2006
	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004
	10.000000	13.653271	36.53%	341	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.579250	16.425141	12.66%	0	2007
	12.297462	14.579250	18.55%	0	2006
	11.439805	12.297462	7.50%	0	2005
	10.000000	11.439805	14.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.709452	11.604135	8.35%	0	2007
	9.723251	10.709452	10.14%	0	2006
	10.000000	9.723251	-2.77%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.692007	14.736249	7.63%	0	2007
	12.704566	13.692007	7.77%	0	2006
	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004
	10.000000	11.438508	14.39%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.659175	22.213295	33.34%	0	2007
	15.641781	16.659175	6.50%	0	2006
	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004
	10.000000	12.365582	23.66%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.242991	16.823132	3.57%	0	2007
	15.023383	16.242991	8.12%	0	2006
	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004
	10.000000	12.104452	21.04%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.499218	38.103065	24.93%	0	2007
	21.309989	30.499218	43.12%	0	2006
	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004
	10.000000	14.284449	42.84%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.874311	26.089636	24.98%	0	2007
	14.578351	20.874311	43.19%	0	2006
	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.887928	10.109792	2.24%	0	2007
	9.721871	9.887928	1.71%	0	2006
	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004
	10.000000	9.982221	-0.18%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.191951	15.376435	8.35%	0	2007
	13.550232	14.191951	4.74%	81	2006
	13.319487	13.550232	1.73%	81	2005
	12.521890	13.319487	6.37%	81	2004
	10.000000	12.521890	25.22%	81	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.819068	18.709634	5.00%	0	2007
	15.149396	17.819068	17.62%	0	2006
	14.578054	15.149396	3.92%	0	2005
	13.007946	14.578054	12.07%	0	2004
	10.000000	13.007946	30.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.153195	14.863630	-1.91%	0	2007
	14.750184	15.153195	2.73%	0	2006
	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004
	10.000000	13.449871	34.50%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.933014	14.033721	0.72%	0	2007
	11.562722	13.933014	20.50%	0	2006
	10.000000	11.562722	15.63%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.453870	20.813883	19.25%	0	2007
	15.621448	17.453870	11.73%	0	2006
	14.110150	15.621448	10.71%	0	2005
	12.459319	14.110150	13.25%	0	2004
	10.000000	12.459319	24.59%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.426054	12.496395	0.57%	0	2007
	11.475877	12.426054	8.28%	0	2006
	10.000000	11.475877	14.76%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.582420	16.364175	5.02%	0	2007
	14.040548	15.582420	10.98%	0	2006
	13.461682	14.040548	4.30%	0	2005
	12.175732	13.461682	10.56%	0	2004
	10.000000	12.175732	21.76%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.388304	10.760245	3.58%	0	2007
	10.000000	10.388304	3.88%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.370531	10.422119	0.50%	0	2007
	10.000000	10.370531	3.71%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.668873	11.907068	11.61%	0	2007
	10.000000	10.668873	6.69%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.198772	11.136891	9.20%	0	2007
	10.000000	10.198772	1.99%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.732937	-2.67%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.720218	13.808890	0.65%	0	2007
	12.709010	13.720218	7.96%	0	2006
	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004
	10.000000	11.835577	18.36%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.197258	11.273300	0.68%	0	2007
	10.372432	11.197258	7.95%	0	2006
	10.000000	10.372432	3.72%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.459249	47.408702	41.69%	0	2007
	25.147238	33.459249	33.05%	0	2006
	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004
	10.000000	16.562641	65.63%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.112666	28.548554	41.94%	0	2007
	15.089546	20.112666	33.29%	0	2006
	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.680339	25.401633	17.16%	0	2007
	16.174109	21.680339	34.04%	0	2006
	15.605106	16.174109	3.65%	0	2005
	12.340918	15.605106	26.45%	0	2004
	10.000000	12.340918	23.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.116481	20.316139	-3.79%	0	2007
	18.015837	21.116481	17.21%	0	2006
	16.660460	18.015837	8.14%	0	2005
	14.135087	16.660460	17.87%	0	2004
	10.000000	14.135087	41.35%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.231074	10.698976	4.57%	0	2007
	10.143040	10.231074	0.87%	0	2006
	10.063343	10.143040	0.79%	0	2005
	9.985062	10.063343	0.78%	0	2004
	10.000000	9.985062	-0.15%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.228338	16.781663	10.20%	0	2007
	15.231151	15.228338	-0.02%	0	2006
	14.423660	15.231151	5.60%	0	2005
	13.738945	14.423660	4.98%	0	2004
	10.000000	13.738945	37.39%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.334513	11.393937	10.25%	0	2007
	10.338073	10.334513	-0.03%	0	2006
	9.785730	10.338073	5.64%	0	2005
	10.000000	9.785730	-2.14%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.787646	11.515743	6.75%	0	2007
	10.000000	10.787646	7.88%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.377827	11.700793	2.84%	0	2007
	10.980000	11.377827	3.62%	0	2006
	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004
	10.000000	10.660918	6.61%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.836281	13.260561	3.31%	5,802	2007
	12.129392	12.836281	5.83%	6,079	2006
	11.893276	12.129392	1.99%	5,854	2005
	11.371597	11.893276	4.59%	5,665	2004
	10.000000	11.371597	13.72%	6,003	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.495297	14.946124	3.11%	0	2007
	13.336606	14.495297	8.69%	0	2006
	12.970434	13.336606	2.82%	0	2005
	12.132370	12.970434	6.91%	0	2004
	10.000000	12.132370	21.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.570109	17.164824	3.59%	4,450	2007
	14.821279	16.570109	11.80%	4,723	2006
	14.181698	14.821279	4.51%	4,772	2005
	12.962759	14.181698	9.40%	4,764	2004
	10.000000	12.962759	29.63%	5,297	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.226640	18.846640	3.40%	0	2007
	15.978276	18.226640	14.07%	0	2006
	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004
	10.000000	13.628322	36.28%	0	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.090713	17.073162	6.11%	0	2007
	15.035203	16.090713	7.02%	0	2006
	14.054565	15.035203	6.98%	0	2005
	12.498778	14.054565	12.45%	0	2004
	10.000000	12.498778	24.99%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.842211	19.777604	4.96%	0	2007
	17.567024	18.842211	7.26%	0	2006
	16.055123	17.567024	9.42%	0	2005
	14.213733	16.055123	12.96%	0	2004
	10.000000	14.213733	42.14%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.892906	10.116888	2.26%	0	2007
	9.696233	9.892906	2.03%	0	2006
	9.675846	9.696233	0.21%	0	2005
	9.833986	9.675846	-1.61%	0	2004
	10.000000	9.833986	-1.66%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.882678	20.930654	0.23%	0	2007
	17.478955	20.882678	19.47%	0	2006
	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004
	10.000000	13.677693	36.78%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.867113	14.899800	0.22%	0	2007
	12.443489	14.867113	19.48%	0	2006
	11.402939	12.443489	9.13%	0	2005
	10.000000	11.402939	14.03%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.935079	17.027965	6.86%	0	2007
	15.852707	15.935079	0.52%	0	2006
	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004
	10.000000	13.648474	36.48%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.734096	19.676194	-9.47%	0	2007
	19.015924	21.734096	14.29%	0	2006
	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004
	10.000000	16.599553	66.00%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.115799	20.002253	-0.56%	0	2007
	18.441819	20.115799	9.08%	0	2006
	16.868575	18.441819	9.33%	0	2005
	14.550118	16.868575	15.93%	0	2004
	10.000000	14.550118	45.50%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.115265	16.967780	5.29%	0	2007
	14.559299	16.115265	10.69%	0	2006
	13.935234	14.559299	4.48%	0	2005
	13.035102	13.935234	6.91%	0	2004
	10.000000	13.035102	30.35%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.119961	18.877286	17.11%	0	2007
	14.922037	16.119961	8.03%	0	2006
	15.407384	14.922037	-3.15%	0	2005
	15.174278	15.407384	1.54%	0	2004
	10.000000	15.174278	51.74%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.340591	13.270064	17.01%	0	2007
	10.448665	11.340591	8.54%	0	2006
	10.788509	10.448665	-3.15%	0	2005
	10.000000	10.778509	7.89%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.169471	20.460983	19.17%	0	2007
	17.679909	17.169471	-2.89%	0	2006
	16.216169	17.679909	9.03%	0	2005
	14.821588	16.216169	9.41%	0	2004
	10.000000	14.821588	48.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.685246	16.808572	-4.96%	0	2007
	15.679216	17.685246	12.79%	0	2006
	15.453033	15.679216	1.46%	0	2005
	13.522524	15.453033	14.28%	0	2004
	10.000000	13.522524	35.23%	694	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.498052	11.739599	2.10%	0	2007
	11.236363	11.498052	2.33%	0	2006
	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004
	10.000000	10.835323	8.35%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.161714	16.846489	11.11%	0	2007
	14.425439	15.161714	5.10%	79	2006
	14.093816	14.425439	2.35%	79	2005
	13.544281	14.093816	4.06%	79	2004
	10.000000	13.544281	35.44%	592	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.221980	23.004518	3.52%	0	2007
	19.398534	22.221980	14.55%	0	2006
	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004
	10.000000	15.017425	50.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.614166	15.125579	3.50%	0	2007
	12.753485	14.614166	14.59%	0	2006
	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.493450	-5.07%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.524768	13.136527	-2.87%	0	2007
	12.685960	13.524768	6.61%	0	2006
	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004
	10.000000	12.006440	20.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	16.020323	16.282810	1.64%	0	2007
	14.302317	16.020323	12.01%	0	2006
	13.857431	14.302317	3.21%	0	2005
	13.008434	13.857431	6.53%	0	2004
	10.000000	13.008434	30.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.900654	20.112327	-3.77%	0	2007
	18.675684	20.900654	11.91%	0	2006
	17.439231	18.675684	7.09%	0	2005
	14.992384	17.439231	16.32%	0	2004
	10.000000	14.992384	49.92%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.406108	14.126361	-8.31%	0	2007
	13.617198	15.406108	13.14%	0	2006
	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004
	10.000000	12.225398	22.25%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.497223	20.618722	5.75%	0	2007
	15.639878	19.497223	24.66%	0	2006
	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004
	10.000000	12.592919	25.93%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.693644	13.071164	2.97%	0	2007
	12.334505	12.693644	2.91%	0	2006
	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004
	10.000000	11.663262	16.63%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.881632	13.043082	9.78%	0	2007
	11.134297	11.881632	6.71%	0	2006
	10.000000	11.134297	11.34%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.121713	12.187621	0.54%	0	2007
	10.467009	12.121713	15.81%	0	2006
	10.000000	10.467009	4.67%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.118996	10.391055	2.69%	0	2007
	9.965948	10.118996	1.54%	0	2006
	10.000000	9.965948	-0.34%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.469540	10.750102	2.68%	0	2007
	10.357447	10.469540	1.08%	0	2006
	10.209786	10.357447	1.45%	0	2005
	10.051446	10.209786	1.58%	0	2004
	10.000000	10.051446	0.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.858933	16.465960	3.83%	0	2007
	14.663608	15.858933	8.15%	0	2006
	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004
	10.000000	12.469819	24.70%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.225477	21.979129	-19.27%	0	2007
	20.260667	27.225477	34.38%	0	2006
	17.779089	20.260667	13.96%	0	2005
	13.387071	17.779089	32.81%	0	2004
	10.000000	13.387071	33.87%	0	2003*

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.075586	16.882097	-1.13%	3,605	2007
	15.497633	17.075586	10.18%	3,707	2006
	15.067829	15.497633	2.85%	3,838	2005
	13.935761	15.067829	8.12%	2,443	2004
	10.000000	13.935761	39.36%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.050381	16.402026	8.98%	590	2007
	14.546160	15.050381	3.47%	590	2006
	13.732369	14.546160	5.93%	590	2005
	13.238858	13.732369	3.73%	0	2004
	10.000000	13.238858	32.39%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.807989	20.279762	7.83%	7,137	2007
	16.583219	18.807989	13.42%	7,588	2006
	15.556921	16.583219	6.60%	8,683	2005
	13.835078	15.556921	12.45%	750	2004
	10.000000	13.835078	38.35%	200	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.132435	17.522625	2.28%	0	2007
	15.011819	17.132435	14.13%	0	2006
	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004
	10.000000	13.559370	35.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.729605	19.537545	-0.97%	0	2007
	17.708748	19.729605	11.41%	0	2006
	17.023266	17.708748	4.03%	0	2005
	14.655279	17.023266	16.16%	0	2004
	10.000000	14.655279	46.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	17.023627	16.532270	-2.89%	0	2007
	14.938245	17.023627	13.96%	0	2006
	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	265	2004
	10.000000	13.340824	33.41%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.337412	22.240841	15.01%	0	2007
	15.889975	19.337412	21.70%	0	2006
	14.400445	15.889975	10.34%	0	2005
	12.861727	14.400445	11.96%	0	2004
	10.000000	12.861727	28.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	15.003521	17.253609	15.00%	312	2007
	12.316730	15.003521	21.81%	312	2006
	11.175316	12.316730	10.21%	312	2005
	10.000000	11.175316	11.75%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.045604	12.415593	-4.83%	0	2007
	11.122619	13.045604	17.29%	0	2006
	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.064242	15.398359	17.87%	745	2007
	13.861230	13.064242	-5.75%	797	2006
	13.933195	13.861230	-0.52%	869	2005
	12.915353	13.933195	7.88%	2,124	2004
	10.000000	12.915353	29.15%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.727829	16.373073	-7.64%	1,358	2007
	15.339459	17.727829	15.57%	1,358	2006
	14.995617	15.339459	2.29%	1,778	2005
	13.463753	14.995617	11.38%	2,222	2004
	10.000000	13.463753	34.64%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.969405	16.289868	36.10%	0	2007
	11.269108	11.969405	6.21%	0	2006
	10.000000	11.269108	12.69%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.441688	11.151420	6.80%	689	2007
	10.535966	10.441688	-0.89%	10,297	2006
	10.633674	10.535966	-0.92%	689	2005
	10.302113	10.633674	3.22%	0	2004
	10.000000	10.302113	3.02%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	20.035455	19.413832	-3.10%	120	2007
	17.950420	20.035455	11.62%	120	2006
	17.158677	17.950420	4.61%	120	2005
	14.431180	17.158677	18.90%	0	2004
	10.000000	14.431180	44.31%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.249423	16.640276	2.41%	3,455	2007
	14.457861	16.249423	12.39%	3,508	2006
	14.190724	14.457861	1.88%	3,059	2005
	13.182365	14.190724	7.65%	641	2004
	10.000000	13.182365	31.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.783274	15.407134	4.22%	1,177	2007
	13.039977	14.783274	13.37%	1,177	2006
	12.837908	13.039977	1.57%	1,177	2005
	12.557974	12.837908	2.23%	1,317	2004
	10.000000	12.557974	25.58%	290	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.389337	13.316963	-13.47%	0	2007
	15.238321	15.389337	0.99%	0	2006
	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004
	10.000000	13.660398	36.60%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.373113	14.394684	-12.08%	0	2007
	14.408005	16.373113	13.64%	0	2006
	14.095572	14.408005	2.22%	0	2005
	13.195779	14.095572	6.82%	0	2004
	10.000000	13.195779	31.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.041862	16.085922	6.94%	0	2007
	13.316875	15.041862	12.95%	0	2006
	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	214	2004
	10.000000	12.846538	28.47%	215	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.225710	9.825668	-3.91%	0	2007
	10.000000	10.225710	2.26%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.226332	10.487165	2.55%	4,379	2007
	10.087058	10.226332	1.38%	0	2006
	10.238648	10.087058	-1.48%	0	2005
	10.158553	10.238648	0.79%	0	2004
	10.000000	10.158553	1.59%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.418323	21.073191	14.41%	15,884	2007
	16.942716	18.418323	8.71%	16,364	2006
	14.888369	16.942716	13.80%	16,325	2005
	13.253125	14.888369	12.34%	9,045	2004
	10.000000	13.253125	32.53%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.124483	21.485179	42.06%	0	2007
	13.294360	15.124483	13.77%	0	2006
	10.000000	13.294360	32.94%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.771362	17.554161	-1.22%	7,580	2007
	15.189265	17.771362	17.00%	7,580	2006
	14.748070	15.189265	2.99%	7,583	2005
	13.591582	14.748070	8.51%	3,949	2004
	10.000000	13.591582	35.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.353202	12.006244	5.75%	0	2007
	10.620105	11.353202	6.90%	0	2006
	10.000000	10.620105	6.20%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.905261	12.769450	7.26%	0	2007
	10.924667	11.905261	8.98%	533	2006
	10.000000	10.924667	9.25%	533	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.262972	13.286249	8.34%	0	2007
	11.131386	12.262972	10.17%	5,007	2006
	10.000000	11.131386	11.31%	5,007	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.782584	18.262570	23.54%	3,723	2007
	14.218384	14.782584	3.97%	3,723	2006
	13.814271	14.218384	2.93%	3,723	2005
	13.732447	13.814271	0.60%	2,879	2004
	10.000000	13.732447	37.32%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.486033	10.645498	1.52%	1,538	2007
	10.321705	10.486033	1.59%	1,228	2006
	10.383480	10.321705	-0.59%	449	2005
	10.216209	10.383480	1.64%	449	2004
	10.000000	10.216209	2.16%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.824423	24.551947	12.50%	16,139	2007
	19.902525	21.824423	9.66%	16,829	2006
	17.286403	19.902525	15.13%	17,259	2005
	14.215317	17.286403	21.60%	5,227	2004
	10.000000	14.215317	42.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.588201	24.647298	14.17%	0	2007
	18.789457	21.588201	14.90%	0	2006
	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004
	10.000000	14.668519	46.69%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.581028	16.648211	14.18%	0	2007
	12.686350	14.581028	14.93%	0	2006
	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.719740	21.309015	2.84%	580	2007
	18.307851	20.719740	13.17%	580	2006
	18.321666	18.307851	-0.08%	580	2005
	16.498459	18.321666	11.05%	339	2004
	10.000000	16.498459	64.98%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.033444	11.165991	1.20%	0	2007
	10.000000	11.033444	10.33%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.310931	15.481515	-5.09%	12,869	2007
	14.275060	16.310931	14.26%	13,430	2006
	14.147775	14.275060	0.90%	13,957	2005
	13.065946	14.147775	8.28%	7,643	2004
	10.000000	13.065946	30.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.876474	19.877499	-4.79%	199	2007
	18.292933	20.876474	14.12%	199	2006
	17.239551	18.292933	6.11%	199	2005
	14.281063	17.239551	20.72%	0	2004
	10.000000	14.281063	42.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.749248	19.769804	25.53%	0	2007
	12.595749	15.749248	25.04%	0	2006
	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.093511	22.628094	12.61%	0	2007
	16.959584	20.093511	18.48%	0	2006
	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004
	10.000000	13.647154	36.47%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.559452	16.394392	12.60%	1,390	2007
	12.287035	14.559452	18.49%	1,291	2006
	11.435943	12.287035	7.44%	566	2005
	10.000000	11.435943	14.36%	382	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.700355	11.588307	8.30%	0	2007
	9.719950	10.700355	10.09%	0	2006
	10.000000	9.719950	-2.80%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.664876	14.699480	7.57%	0	2007
	12.685875	13.664876	7.72%	0	2006
	12.078253	12.685875	5.03%	0	2005
	11.433374	12.078253	5.64%	0	2004
	10.000000	11.433374	14.33%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.626188	22.157894	33.27%	573	2007
	15.618794	16.626188	6.45%	573	2006
	14.223799	15.618794	9.81%	573	2005
	12.360038	14.223799	15.08%	573	2004
	10.000000	12.360038	23.60%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.212523	16.782934	3.52%	0	2007
	15.002874	16.212523	8.06%	0	2006
	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.511422	39.355413	25.77%	1,003	2007
	21.278655	30.511422	43.39%	0	2006
	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004
	10.000000	14.278047	42.78%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.845919	26.040744	24.92%	144	2007
	14.565974	20.845919	43.11%	181	2006
	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.868330	10.084556	2.19%	570	2007
	9.707576	9.868330	1.66%	496	2006
	9.809131	9.707576	-1.04%	0	2005
	9.977746	9.809131	-1.69%	0	2004
	10.000000	9.977746	-0.22%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.163861	15.338099	8.29%	706	2007
	13.530321	14.163861	4.68%	706	2006
	13.306701	13.530321	1.68%	706	2005
	12.516282	13.306701	6.32%	0	2004
	10.000000	12.516282	25.16%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.783782	18.662974	4.94%	967	2007
	15.127122	17.783782	17.56%	1,060	2006
	14.564059	15.127122	3.87%	1,194	2005
	13.002118	14.564059	12.01%	1,289	2004
	10.000000	13.002118	30.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.123174	14.826537	-1.96%	0	2007
	14.728489	15.123174	2.68%	0	2006
	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004
	10.000000	13.443839	34.44%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.921166	14.014563	0.67%	1,267	2007
	11.558796	13.921166	20.44%	1,436	2006
	10.000000	11.558796	15.59%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.418177	20.760616	19.19%	291	2007
	15.597465	17.418177	11.67%	401	2006
	14.095694	15.597465	10.65%	482	2005
	12.452940	14.095694	13.19%	575	2004
	10.000000	12.452940	24.53%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.415487	12.479337	0.51%	3,714	2007
	11.471979	12.415487	8.22%	3,714	2006
	10.000000	11.471979	14.72%	2,677	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.553233	16.325115	4.96%	2,571	2007
	14.021406	15.553233	10.92%	2,557	2006
	13.450191	14.021406	4.25%	249	2005
	12.171575	13.450191	10.50%	1,499	2004
	10.000000	12.171575	21.72%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.384782	10.751051	3.53%	0	2007
	10.000000	10.384782	3.85%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.367005	10.413211	0.45%	0	2007
	10.000000	10.367005	3.67%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.665256	11.896907	11.55%	2,567	2007
	10.000000	10.665256	6.65%	2,179	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.195307	11.127375	9.14%	327	2007
	10.000000	10.195307	1.95%	340	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.729601	-2.70%	2,996	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.693028	13.774431	0.59%	0	2007
	12.690302	13.693028	7.90%	0	2006
	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004
	10.000000	11.830259	18.30%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.187725	11.257892	0.63%	0	2007
	10.368901	11.187725	7.90%	0	2006
	10.000000	10.368901	3.69%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.393003	47.290499	41.62%	0	2007
	25.110278	33.393003	32.99%	0	2006
	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004
	10.000000	16.555214	65.55%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.085355	28.495127	41.87%	0	2007
	15.076760	20.085355	33.22%	0	2006
	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.637387	25.338264	17.10%	0	2007
	16.150306	21.637387	33.98%	0	2006
	15.590106	16.150306	3.59%	0	2005
	12.335371	15.590106	26.39%	0	2004
	10.000000	12.335371	23.35%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.074672	20.265463	-3.84%	0	2007
	17.989353	21.074672	17.15%	0	2006
	16.644462	17.989353	8.08%	0	2005
	14.128751	16.644462	17.81%	0	2004
	10.000000	14.128751	41.29%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.210801	10.672268	4.52%	1,914	2007
	10.128125	10.210801	0.82%	1,902	2006
	10.053669	10.128125	0.74%	1,252	2005
	9.980581	10.053669	0.73%	1,305	2004
	10.000000	9.980581	-0.19%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.198159	16.739782	10.14%	0	2007
	15.208734	15.198159	-0.07%	0	2006
	14.409793	15.208734	5.54%	0	2005
	13.732779	14.409793	4.93%	0	2004
	10.000000	13.732779	37.33%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.320462	11.372582	10.19%	0	2007
	10.329304	10.320462	-0.09%	0	2006
	9.782422	10.329304	5.59%	0	2005
	10.000000	9.782422	-2.18%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.783989	11.505905	6.69%	0	2007
	10.000000	10.783989	7.84%	0	2006*
NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.355298	11.671609	2.79%	72,953	2007
	10.963864	11.355298	3.57%	46,295	2006
	10.878703	10.963864	0.78%	48,781	2005
	10.656145	10.878703	2.09%	25,133	2004
	10.000000	10.656145	6.56%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.810853	13.227483	3.25%	10,629	2007
	12.111554	12.810853	5.77%	11,763	2006
	11.881848	12.111554	1.93%	16,128	2005
	11.366500	11.881848	4.53%	7,999	2004
	10.000000	11.366500	13.67%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.466587	14.908837	3.06%	218,142	2007
	13.316989	14.466587	8.63%	254,427	2006
	12.957978	13.316989	2.77%	294,680	2005
	12.126932	12.957978	6.85%	125,483	2004
	10.000000	12.126932	21.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.537302	17.122021	3.54%	275,895	2007
	14.799488	16.537302	11.74%	300,571	2006
	14.168087	14.799488	4.46%	308,858	2005
	12.956946	14.168087	9.35%	177,371	2004
	10.000000	12.956946	29.57%	15,275	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.190547	18.799631	3.35%	339,786	2007
	15.954789	18.190547	14.01%	362,870	2006
	15.152466	15.954789	5.29%	376,490	2005
	13.622215	15.152466	11.23%	280,025	2004
	10.000000	13.622215	36.22%	4,470	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.060548	17.032383	6.05%	1,501	2007
	15.014674	16.060548	6.97%	1,289	2006
	14.042557	15.014674	6.92%	651	2005
	12.494500	14.042557	12.39%	178	2004
	10.000000	12.494500	24.95%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.804895	19.728273	4.91%	126	2007
	17.541202	18.804895	7.20%	126	2006
	16.039710	17.541202	9.36%	126	2005
	14.207354	16.039710	12.90%	0	2004
	10.000000	14.207354	42.07%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.873106	10.091441	2.21%	18,218	2007
	9.681775	9.873106	1.98%	41,213	2006
	9.666356	9.681775	0.16%	4,198	2005
	9.829376	9.666356	-1.66%	0	2004
	10.000000	9.829376	-1.71%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.843538	20.880662	0.18%	0	2007
	17.455106	20.843538	19.41%	0	2006
	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004
	10.000000	13.673012	36.73%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.846906	14.871871	0.17%	1,157	2007
	12.432919	14.846906	19.42%	1,005	2006
	11.399085	12.432919	9.07%	303	2005
	10.000000	11.399085	13.99%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.903523	16.985489	6.80%	148	2007
	15.829399	15.903523	0.47%	148	2006
	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004
	10.000000	13.642354	36.42%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.691010	19.627066	-9.52%	39	2007
	18.987931	21.691010	14.24%	39	2006
	18.936699	18.987931	0.27%	39	2005
	16.592095	18.936699	14.13%	0	2004
	10.000000	16.592095	65.92%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.075975	19.952370	-0.62%	0	2007
	18.414714	20.075975	9.02%	176	2006
	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004
	10.000000	14.543597	45.44%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.083340	16.925444	5.24%	1,186	2007
	14.537894	16.083340	10.63%	1,185	2006
	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004
	10.000000	13.029251	30.29%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.088024	18.830186	17.04%	0	2007
	14.900100	16.088024	7.97%	0	2006
	15.392596	14.900100	-3.20%	0	2005
	15.167483	15.392596	1.48%	0	2004
	10.000000	15.167483	51.67%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.325162	13.245197	16.95%	1,138	2007
	10.439790	11.325162	8.48%	0	2006
	10.784858	10.439790	-3.20%	0	2005
	10.000000	10.784858	7.85%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.135443	20.409920	19.11%	2,146	2007
	17.653897	17.135443	-2.94%	2,146	2006
	16.200588	17.653897	8.97%	2,608	2005
	14.814942	16.200588	9.35%	0	2004
	10.000000	14.814942	48.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.650248	16.766670	-5.01%	7,297	2007
	15.656179	17.650248	12.74%	13,838	2006
	15.438204	15.656179	1.41%	6,831	2005
	13.516468	15.438204	14.22%	1,380	2004
	10.000000	13.516468	35.16%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.475254	11.710288	2.05%	0	2007
	11.219811	11.475254	2.28%	0	2006
	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004
	10.000000	10.830451	8.30%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.131697	16.804469	11.05%	1,166	2007
	14.404240	15.131697	5.05%	1,166	2006
	14.080295	14.404240	2.30%	1,166	2005
	13.538203	14.080295	4.00%	0	2004
	10.000000	13.538203	35.38%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.177973	22.947137	3.47%	0	2007
	19.370009	22.177973	14.50%	0	2006
	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004
	10.000000	15.010694	50.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.594300	15.097235	3.45%	529	2007
	12.742651	14.594300	14.53%	529	2006
	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.490192	-5.10%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.497972	13.103739	-2.92%	0	2007
	12.667295	13.497972	6.56%	0	2006
	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004
	10.000000	12.001048	20.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	15.988600	16.242194	1.59%	5,860	2007
	14.281290	15.988600	11.95%	6,297	2006
	13.844123	14.281290	3.16%	5,057	2005
	13.002597	13.844123	6.47%	229	2004
	10.000000	13.002597	30.03%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.859269	20.062157	-3.82%	263	2007
	18.648225	20.859269	11.86%	254	2006
	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004
	10.000000	14.985665	49.86%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.377247	14.092627	-8.35%	585	2007
	13.598634	15.377247	13.08%	585	2006
	13.246585	13.598634	2.66%	585	2005
	12.221224	13.246585	8.39%	435	2004
	10.000000	12.221224	22.21%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.460698	20.569506	5.70%	0	2007
	15.618561	19.460698	24.60%	0	2006
	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004
	10.000000	12.588612	25.89%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.669848	13.039960	2.92%	0	2007
	12.317677	12.669848	2.86%	0	2006
	11.946053	12.317677	3.11%	0	2005
	11.659268	11.946053	2.46%	0	2004
	10.000000	11.659268	16.59%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.871543	13.025297	9.72%	1,854	2007
	11.130518	11.871543	6.66%	8,919	2006
	10.000000	11.130518	11.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.111410	12.170989	0.49%	0	2007
	10.463452	12.111410	15.75%	0	2006
	10.000000	10.463452	4.63%	482	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.110392	10.376874	2.64%	2,943	2007
	9.962563	10.110392	1.48%	0	2006
	10.000000	9.962563	-0.37%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.449907	10.724417	2.63%	3,518	2007
	10.343311	10.449907	1.03%	3,632	2006
	10.201060	10.343311	1.39%	5,239	2005
	10.047999	10.201060	1.52%	5,232	2004
	10.000000	10.047999	0.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.826474	16.423787	3.77%	0	2007
	14.641085	15.826474	8.10%	0	2006
	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004
	10.000000	12.463435	24.63%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.169879	21.922928	-19.31%	130	2007
	20.229599	27.169879	34.31%	130	2006
	17.760907	20.229599	13.90%	130	2005
	13.380232	17.760907	32.74%	101	2004
	10.000000	13.380232	33.80%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.041748	16.839952	-1.18%	477	2007
	15.474834	17.041748	10.13%	556	2006
	15.053357	15.474834	2.80%	714	2005
	13.929513	15.053357	8.07%	731	2004
	10.000000	13.929513	39.30%	623	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	15.020530	16.361051	8.92%	2,630	2007
	14.524742	15.020530	3.41%	0	2006
	13.719169	14.524742	5.87%	0	2005
	12.232915	13.719169	3.67%	0	2004
	10.000000	13.232915	32.33%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.770739	20.229163	7.77%	1,922	2007
	16.558844	18.770739	13.36%	959	2006
	15.541991	16.558844	6.54%	959	2005
	13.828873	15.541991	12.39%	959	2004
	10.000000	13.828873	38.29%	959	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.098488	17.478899	2.22%	0	2007
	14.989726	17.098488	14.07%	0	2006
	14.697438	14.989726	1.99%	0	2005
	13.553279	14.697438	8.44%	0	2004
	10.000000	13.553279	35.53%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.690530	19.488802	-1.02%	0	2007
	17.682705	19.690530	11.35%	0	2006
	17.006918	17.682705	3.97%	0	2005
	14.648712	17.006918	16.10%	0	2004
	10.000000	14.648712	46.49%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.989915	16.491019	-2.94%	497	2007
	14.916281	16.989915	13.90%	497	2006
	14.636444	14.916281	1.91%	497	2005
	13.334847	14.636444	9.76%	497	2004
	10.000000	13.334847	33.35%	497	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.299100	22.185329	14.96%	0	2007
	15.866603	19.299100	21.63%	0	2006
	14.386628	15.866603	10.29%	0	2005
	12.855962	14.386628	11.91%	0	2004
	10.000000	12.855962	28.56%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.983115	17.221259	14.94%	0	2007
	12.306270	14.983115	21.75%	0	2006
	11.171528	12.306270	10.16%	0	2005
	10.000000	11.171528	11.72%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.034513	12.398637	-4.88%	2,046	2007
	11.118840	13.034513	17.23%	0	2006
	10.000000	11.118840	11.19%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.038351	15.359933	17.81%	0	2007
	13.840836	13.038351	-5.80%	0	2006
	13.919802	13.840836	-0.57%	0	2005
	12.909560	13.919802	7.83%	0	2004
	10.000000	12.909560	29.10%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.692698	16.332197	-7.69%	0	2007
	15.316888	17.692698	15.51%	76	2006
	14.981210	15.316888	2.24%	88	2005
	13.457714	14.981210	11.32%	105	2004
	10.000000	13.457714	34.58%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.959238	16.267651	36.03%	4,191	2007
	11.265285	11.959238	6.16%	0	2006
	10.000000	11.265285	12.65%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.420323	11.122866	6.74%	0	2007
	10.519787	10.420323	-0.95%	0	2006
	10.622776	10.519787	-0.97%	0	2005
	10.296831	10.622776	3.17%	0	2004
	10.000000	10.296831	2.97%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.995764	19.365387	-3.15%	290	2007
	17.924022	19.995764	11.56%	391	2006
	17.142195	17.924022	4.56%	406	2005
	14.424717	17.142195	18.84%	138	2004
	10.000000	14.424717	44.25%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.217239	16.598760	2.35%	0	2007
	14.436596	16.217239	12.33%	0	2006
	14.177097	14.436596	1.83%	0	2005
	13.176457	14.177097	7.59%	0	2004
	10.000000	13.176457	31.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.754004	15.368705	4.17%	0	2007
	13.020813	14.754004	13.31%	4,790	2006
	12.825585	13.020813	1.52%	0	2005
	12.552348	12.825585	2.18%	0	2004
	10.000000	12.552348	25.52%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.358843	13.283718	-13.51%	0	2007
	15.215910	15.358843	0.94%	0	2006
	14.783442	15.215910	2.93%	0	2005
	13.654276	14.783442	8.27%	0	2004
	10.000000	13.654276	36.54%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.340654	14.358740	-12.13%	0	2007
	14.386794	16.340654	13.58%	0	2006
	14.082027	14.386794	2.16%	0	2005
	13.189856	14.082027	6.76%	0	2004
	10.000000	13.189856	31.90%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	15.012094	16.045824	6.89%	0	2007
	13.297306	15.012094	12.90%	0	2006
	13.409955	13.297306	-0.84%	0	2005
	12.840790	13.409955	4.43%	0	2004
	10.000000	12.840790	28.41%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.222237	9.817266	-3.96%	0	2007
	10.000000	10.222237	2.22%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.206056	10.460988	2.50%	0	2007
	10.072213	10.206056	1.33%	0	2006
	10.228802	10.072213	-1.53%	0	2005
	10.153985	10.228802	0.74%	0	2004
	10.000000	10.153985	1.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.381823	21.020590	14.36%	454	2007
	16.917788	18.381823	8.65%	410	2006
	14.874067	16.917788	13.74%	861	2005
	13.247182	14.874067	12.28%	111	2004
	10.000000	13.247182	32.47%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.111623	21.455855	41.98%	3,369	2007
	13.289851	15.111623	13.71%	0	2006
	10.000000	13.289851	32.90%	566	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.736161	17.510355	-1.27%	640	2007
	15.166922	17.736161	16.94%	492	2006
	14.733905	15.166922	2.94%	492	2005
	13.585494	14.733905	8.45%	492	2004
	10.000000	13.585494	35.85%	492	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.343550	11.989856	5.70%	0	2007
	10.616498	11.343550	6.85%	0	2006
	10.000000	10.616498	6.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.895134	12.752011	7.20%	0	2007
	10.920956	11.895134	8.92%	0	2006
	10.000000	10.920956	9.21%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.252531	13.268098	8.29%	0	2007
	11.127603	12.252531	10.11%	0	2006
	10.000000	11.127603	11.28%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.753298	18.217002	23.48%	3,262	2007
	14.197474	14.753298	3.91%	1,394	2006
	13.801005	14.197474	2.87%	1,394	2005
	13.726297	13.801005	0.54%	1,394	2004
	10.000000	13.726297	37.26%	1,394	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.465245	10.618908	1.47%	0	2007
	10.306501	10.465245	1.54%	373	2006
	10.373487	10.306501	-0.65%	0	2005
	10.211618	10.373487	1.59%	0	2004
	10.000000	10.211618	2.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.781223	24.490730	12.44%	1,206	2007
	19.873286	21.781223	9.60%	1,062	2006
	17.269816	19.873286	15.08%	1,457	2005
	14.208951	17.269816	21.54%	1,100	2004
	10.000000	14.208951	42.09%	961	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.545435	24.585786	14.11%	0	2007
	18.761820	21.545435	14.84%	0	2006
	16.198775	18.761820	15.82%	0	2005
	14.661946	16.198775	10.48%	0	2004
	10.000000	14.661946	46.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.561194	16.616993	14.12%	304	2007
	12.675573	14.561194	14.88%	0	2006
	10.947737	12.675573	15.78%	605	2005
	10.000000	10.947737	9.48%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.678665	21.255803	2.79%	790	2007
	18.280910	20.678665	13.12%	886	2006
	18.304064	18.280910	-0.13%	901	2005
	16.491056	18.304064	10.99%	922	2004
	10.000000	16.491056	64.91%	790	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.029684	11.156432	1.15%	0	2007
	10.000000	11.029684	10.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.278629	15.442886	-5.13%	1,170	2007
	14.254069	16.278629	14.20%	1,250	2006
	14.134191	14.254069	0.85%	1,088	2005
	13.060104	14.134191	8.22%	1,106	2004
	10.000000	13.060104	30.60%	996	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.835094	19.827870	-4.83%	1,192	2007
	18.266013	20.835094	14.06%	98	2006
	17.222986	18.266013	6.06%	114	2005
	14.274655	17.222986	20.65%	135	2004
	10.000000	14.274655	42.75%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.735858	19.742812	25.46%	2,361	2007
	12.591480	15.735858	24.97%	6,546	2006
	10.000000	12.591480	25.91%	604	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.053671	22.571597	12.56%	0	2007
	16.934621	20.053671	18.42%	0	2006
	15.764456	16.934621	7.42%	0	2005
	13.641016	15.764456	15.57%	0	2004
	10.000000	13.641016	36.41%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.539644	16.363649	12.55%	0	2007
	12.276589	14.539644	18.43%	348	2006
	11.432056	12.276589	7.39%	599	2005
	10.000000	11.432056	14.32%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.691232	11.572459	8.24%	370	2007
	9.716638	10.691232	10.03%	0	2006
	10.000000	9.716638	-2.83%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.637813	14.662821	7.52%	0	2007
	12.667219	13.637813	7.66%	0	2006
	12.066649	12.667219	4.98%	0	2005
	11.428244	12.066649	5.59%	0	2004
	10.000000	11.428244	14.28%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.593217	22.102567	33.20%	236	2007
	15.595793	16.593217	6.40%	0	2006
	14.210111	15.595793	9.75%	0	2005
	12.354479	14.210111	15.02%	0	2004
	10.000000	12.354479	23.54%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.182127	16.742841	3.47%	0	2007
	14.982396	16.182127	8.01%	0	2006
	13.853630	14.982396	8.15%	0	2005
	12.096180	13.853630	14.53%	0	2004
	10.000000	12.096180	20.96%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.378563	37.913251	24.80%	0	2007
	21.247375	30.378563	42.98%	0	2006
	16.515213	21.247375	28.65%	0	2005
	14.271648	16.515213	15.72%	0	2004
	10.000000	14.271648	42.72%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.817591	25.991968	24.86%	416	2007
	14.553604	20.817591	43.04%	311	2006
	11.305622	14.553604	28.73%	0	2005
	10.000000	11.305622	13.06%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.848778	10.059388	2.14%	0	2007
	9.693283	9.848778	1.60%	238	2006
	9.799698	9.693283	-1.09%	0	2005
	9.973263	9.799698	-1.74%	0	2004
	10.000000	9.973263	-0.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.135769	15.299788	8.23%	496	2007
	13.510394	14.135769	4.63%	496	2006
	13.293905	13.510394	1.63%	646	2005
	12.510661	13.293905	6.26%	646	2004
	10.000000	12.510661	25.11%	646	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.748528	18.616371	4.89%	0	2007
	15.104860	17.748528	17.50%	0	2006
	14.550067	15.104860	0.038129928	0	2005
	12.996280	14.550067	11.96%	0	2004
	10.000000	12.996280	29.96%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.093196	14.789516	-2.01%	0	2007
	14.706822	15.093196	2.63%	109	2006
	14.658058	14.706822	0.33%	126	2005
	13.437805	14.658058	9.08%	150	2004
	10.000000	13.437805	34.38%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.909343	13.995445	0.62%	0	2007
	11.554870	13.909343	20.38%	687	2006
	10.000000	11.554870	15.55%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.382550	20.707481	19.13%	515	2007
	15.573531	17.382550	11.62%	515	2006
	14.081263	15.573531	10.60%	515	2005
	12.446564	14.081263	13.13%	515	2004
	10.000000	12.446564	24.47%	515	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.404926	12.462294	0.46%	1,182	2007
	11.468083	12.404926	8.17%	0	2006
	10.000000	11.468083	14.68%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.524055	16.286092	4.91%	0	2007
	14.002252	15.524055	10.87%	696	2006
	13.438688	14.002252	4.19%	0	2005
	12.167407	13.438688	10.45%	0	2004
	10.000000	12.167407	21.67%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.381253	10.741863	3.47%	0	2007
	10.000000	10.381253	3.81%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.363484	10.404322	0.39%	0	2007
	10.000000	10.363484	3.63%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.661625	11.886736	11.49%	0	2007
	10.000000	10.661625	6.62%	6,716	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.191841	11.117858	9.09%	1,819	2007
	10.000000	10.191841	1.92%	163	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.726268	-2.74%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.665903	13.740053	0.54%	0	2007
	12.671637	13.665903	7.85%	0	2006
	12.693490	12.671637	-0.17%	0	2005
	11.824955	12.693490	7.34%	0	2004
	10.000000	11.824955	18.25%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.178219	11.242528	0.58%	0	2007
	10.365378	11.178219	7.84%	0	2006
	10.000000	10.365378	3.65%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.326894	47.172587	41.55%	0	2007
	25.073374	33.326894	32.92%	0	2006
	19.431581	25.073374	29.03%	0	2005
	16.547807	19.431581	17.43%	0	2004
	10.000000	16.547807	65.48%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.058040	28.441732	41.80%	1,774	2007
	15.063949	20.058040	33.15%	5,583	2006
	11.660535	15.063949	29.19%	507	2005
	10.000000	11.660535	16.61%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.594511	25.275023	17.04%	0	2007
	16.126549	21.594511	33.91%	0	2006
	15.575130	16.126549	3.54%	0	2005
	12.329837	15.575130	26.32%	0	2004
	10.000000	12.329837	23.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	21.032915	20.214886	-3.89%	0	2007
	17.962887	21.032915	17.09%	0	2006
	16.628477	17.962887	8.02%	0	2005
	14.122409	16.628477	17.75%	0	2004
	10.000000	14.122409	41.22%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.190562	10.645636	4.47%	0	2007
	10.113215	10.190562	0.76%	382	2006
	10.044005	10.113215	0.69%	0	2005
	9.976093	10.044005	0.68%	0	2004
	10.000000	9.976093	-0.24%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.168048	16.698003	10.09%	0	2007
	15.186370	15.168048	-0.12%	0	2006
	14.395965	15.186370	5.49%	0	2005
	13.726626	14.395965	4.88%	0	2004
	10.000000	13.726626	37.27%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.306395	11.351218	10.14%	167	2007
	10.320503	10.306395	-0.14%	167	2006
	9.779094	10.320503	5.54%	167	2005
	10.000000	9.779094	-2.21%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.780316	11.496066	6.64%	2,276	2007
	10.000000	10.780316	7.80%	6,778	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.332780	11.642456	2.73%	0	2007
	10.947718	11.332780	3.52%	0	2006
	10.868245	10.947718	0.73%	0	2005
	10.651358	10.868245	2.04%	0	2004
	10.000000	10.651358	6.51%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.785464	13.194470	3.20%	0	2007
	12.093727	12.785464	5.72%	0	2006
	11.870421	12.093727	1.88%	0	2005
	11.361390	11.870421	4.48%	0	2004
	10.000000	11.361390	13.61%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.437916	14.871618	3.00%	13,406	2007
	13.297396	14.437916	8.58%	13,406	2006
	12.945518	13.297396	2.72%	12,489	2005
	12.121480	12.945518	6.80%	11,394	2004
	10.000000	12.121480	21.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.504527	17.079278	3.48%	22,431	2007
	14.777716	16.504527	11.69%	22,431	2006
	14.154468	14.777716	4.40%	21,610	2005
	12.951129	14.154468	9.29%	13,249	2004
	10.000000	12.951129	29.51%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.154523	18.752730	3.30%	487	2007
	15.931321	18.154523	13.95%	487	2006
	15.137915	15.931321	5.24%	487	2005
	13.616107	15.137915	11.18%	487	2004
	10.000000	13.616107	36.16%	487	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.030407	16.991659	6.00%	0	2007
	14.994173	16.030407	6.91%	430	2006
	14.030554	14.994173	6.87%	144	2005
	12.490228	14.030554	12.33%	171	2004
	10.000000	12.490228	24.90%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.767658	19.679065	4.86%	2,384	2007
	17.515423	18.767658	7.15%	1,082	2006
	16.024317	17.515423	9.31%	1236	2005
	14.201002	16.024317	12.84%	929	2004
	10.000000	14.201002	42.01%	929	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.853333	10.066041	2.16%	26,727	2007
	9.667326	9.853333	1.92%	0	2006
	9.656870	9.667326	0.11%	0	2005
	9.824766	9.656870	-1.71%	0	2004
	10.000000	9.824766	-1.75%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.804475	20.830786	0.13%	0	2007
	17.431305	20.804475	19.35%	0	2006
	15.992068	17.431305	9.00%	0	2005
	13.668336	15.992068	17.00%	0	2004
	10.000000	13.668336	36.68%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.826735	14.844018	0.12%	290	2007
	12.422369	14.826735	19.36%	772	2006
	11.395221	12.422369	9.01%	170	2005
	10.000000	11.395221	13.95%	202	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.872015	16.943088	6.75%	0	2007
	15.806129	15.872015	0.42%	120	2006
	15.046204	15.806129	5.05%	605	2005
	13.636241	15.046204	10.34%	165	2004
	10.000000	13.636241	36.36%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.648088	19.578133	-9.56%	0	2007
	18.960047	21.648088	14.18%	25	2006
	18.918543	18.960047	0.22%	29	2005
	16.584685	18.918543	14.07%	34	2004
	10.000000	16.584685	65.85%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	20.036196	19.902575	-0.67%	1,239	2007
	18.387630	20.036196	8.97%	159	2006
	16.836188	18.387630	9.21%	87	2005
	14.537072	16.836188	15.82%	103	2004
	10.000000	14.537072	45.37%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.051475	16.883208	5.18%	244	2007
	14.516509	16.051475	10.57%	812	2006
	13.908480	14.516509	4.37%	244	2005
	13.023406	13.908480	6.80%	0	2004
	10.000000	13.023406	30.23%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.056147	18.783196	16.98%	0	2007
	14.878177	16.056147	7.92%	0	2006
	15.377810	14.878177	-3.25%	0	2005
	15.160681	15.377810	1.43%	0	2004
	10.000000	15.160681	51.61%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.309771	13.220363	16.89%	3,251	2007
	10.430918	11.309771	8.43%	0	2006
	10.781201	10.430918	-3.25%	701	2005
	10.000000	10.781201	7.81%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.101485	20.358976	19.05%	0	2007
	17.627922	17.101485	-2.99%	0	2006
	16.185022	17.627922	8.92%	0	2005
	14.808298	16.185022	9.30%	0	2004
	10.000000	14.808298	48.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.615270	16.724821	-5.05%	340	2007
	15.633146	17.615270	12.68%	837	2006
	15.423379	15.633146	1.36%	429	2005
	13.510397	15.423379	14.16%	106	2004
	10.000000	13.510397	35.10%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.452544	11.681086	2.00%	0	2007
	11.203322	11.452544	2.22%	0	2006
	11.244639	11.203322	-0.37%	0	2005
	10.825594	11.244639	3.87%	0	2004
	10.000000	10.825594	8.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.101717	16.762542	11.00%	479	2007
	14.383063	15.101717	5.00%	479	2006
	14.066772	14.383063	2.25%	628	2005
	13.532144	14.066772	3.95%	628	2004
	10.000000	13.532144	35.32%	628	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.134009	22.889842	3.41%	0	2007
	19.341502	22.134009	14.44%	0	2006
	17.390723	19.341502	11.22%	0	2005
	15.003950	17.390723	15.91%	0	2004
	10.000000	15.003950	50.04%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.574459	15.068940	3.39%	225	2007
	12.731834	14.574459	14.47%	4,963	2006
	11.448989	12.731834	0.112048758	592	2005
	10.000000	11.448989	14.49%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.486937	-5.13%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.471187	13.071001	-2.97%	0	2007
	12.648632	13.471187	6.50%	0	2006
	12.717075	12.648632	-0.54%	0	2005
	11.995661	12.717075	6.01%	0	2004
	10.000000	11.995661	19.96%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	15.956906	16.201647	1.53%	0	2007
	14.260271	15.956906	11.90%	620	2006
	13.830819	14.260271	3.11%	0	2005
	12.996768	13.830819	6.42%	0	2004
	10.000000	12.996768	29.97%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.817957	20.012111	-3.87%	0	2007
	18.620810	20.817957	11.80%	195	2006
	17.405765	18.620810	6.98%	483	2005
	14.978953	17.405765	16.20%	102	2004
	10.000000	14.978953	49.79%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.348424	14.058970	-8.40%	0	2007
	13.580075	15.348424	13.02%	0	2006
	13.235273	13.580075	2.61%	0	2005
	12.217048	13.235273	8.33%	0	2004
	10.000000	12.217048	22.17%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.424187	20.520325	5.64%	0	2007
	15.597228	19.424187	24.54%	0	2006
	14.256956	15.597228	9.40%	0	2005
	12.584302	14.256956	13.29%	0	2004
	10.000000	12.584302	25.84%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.646107	13.008807	2.87%	0	2007
	12.300885	12.646107	2.81%	0	2006
	11.935860	12.300885	3.06%	0	2005
	11.655293	11.935860	2.41%	0	2004
	10.000000	11.655293	16.55%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.861450	13.007515	9.66%	1,897	2007
	11.126744	11.861450	6.60%	0	2006
	10.000000	11.126744	11.27%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.101091	12.154356	0.44%	217	2007
	10.459894	12.101091	15.69%	0	2006
	10.000000	10.459894	4.60%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.101791	10.362703	2.58%	0	2007
	9.959178	10.101791	1.43%	0	2006
	10.000000	9.959178	-0.41%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.430297	10.698770	2.57%	0	2007
	10.329181	10.430297	0.98%	299	2006
	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004
	10.000000	10.044557	0.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.794128	16.381783	3.72%	0	2007
	14.618624	15.794128	8.04%	0	2006
	13.369832	14.618624	9.34%	0	2005
	12.457054	13.369832	7.33%	0	2004
	10.000000	12.457054	24.57%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.114345	21.866838	-19.35%	1,052	2007
	20.198573	27.114345	34.24%	98	2006
	17.742725	20.198573	13.84%	201	2005
	13.373387	17.742725	32.67%	136	2004
	10.000000	13.373387	33.73%	0	2003*

Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	17.007946	16.797888	-1.24%	0	2007
	15.452043	17.007946	10.07%	0	2006
	15.038878	15.452043	2.75%	0	2005
	13.923259	15.038878	8.01%	0	2004
	10.000000	13.923259	39.23%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.990766	16.320214	8.87%	1,109	2007
	14.503375	14.990766	3.36%	1,120	2006
	13.705989	14.503375	5.82%	1,120	2005
	13.226979	13.705989	3.62%	1,120	2004
	10.000000	13.226979	32.27%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.733504	20.178627	7.71%	6,498	2007
	16.534458	18.733504	13.30%	7,053	2006
	15.527047	16.534458	6.49%	5,097	2005
	13.822665	15.527047	12.33%	360	2004
	10.000000	13.822665	38.23%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.064599	17.435268	2.17%	779	2007
	14.967672	17.064599	14.01%	840	2006
	14.683317	14.967672	1.94%	839	2005
	13.547207	14.683317	8.39%	1,277	2004
	10.000000	13.547207	35.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.651496	19.440140	-1.08%	0	2007
	17.656679	19.651496	11.30%	0	2006
	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004
	10.000000	14.642139	46.42%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.956218	16.449826	-2.99%	445	2007
	14.894305	16.956218	13.84%	445	2006
	14.622353	14.894305	1.86%	445	2005
	13.328855	14.622353	9.70%	445	2004
	10.000000	13.328855	33.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.260860	22.129970	14.90%	0	2007
	15.843252	19.260860	21.57%	0	2006
	14.372789	15.843252	10.23%	0	2005
	12.850187	14.372789	11.85%	0	2004
	10.000000	12.850187	28.50%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.962699	17.188937	14.88%	0	2007
	12.295785	14.962699	21.69%	0	2006
	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.023425	12.381706	-4.93%	871	2007
	11.115071	13.023425	17.17%	35	2006
	10.000000	11.115071	11.15%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.012490	15.321568	17.75%	883	2007
	13.820457	13.012490	-5.85%	883	2006
	13.906425	13.820457	-0.62%	883	2005
	12.903764	13.906425	7.77%	0	2004
	10.000000	12.903764	29.04%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.657614	16.291406	-7.74%	1,881	2007
	15.294325	17.657614	15.45%	890	2006
	14.966790	15.294325	2.19%	762	2005
	13.451657	14.966790	11.26%	79	2004
	10.000000	13.451657	34.52%	80	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.949060	16.245426	35.96%	296	2007
	11.261458	11.949060	6.11%	110	2006
	10.000000	11.261458	12.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.398993	11.094373	6.69%	0	2007
	10.503624	10.398993	-1.00%	0	2006
	10.611882	10.503624	-1.02%	0	2005
	10.291552	10.611882	3.11%	705	2004
	10.000000	10.291552	2.92%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.956117	19.317027	-3.20%	0	2007
	17.897638	19.956117	11.50%	0	2006
	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004
	10.000000	14.418238	44.18%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.185093	16.557317	2.30%	698	2007
	14.415353	16.185093	12.28%	701	2006
	14.163472	14.415353	1.78%	697	2005
	13.170537	14.163472	7.54%	695	2004
	10.000000	13.170537	31.71%	161	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.724740	15.330307	4.11%	0	2007
	13.001639	14.724740	13.25%	0	2006
	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004
	10.000000	12.546704	25.47%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.328402	13.250549	-13.56%	0	2007
	15.193525	15.328402	0.89%	0	2006
	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004
	10.000000	13.648154	36.48%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.308257	14.322866	-12.17%	496	2007
	14.365614	16.308257	13.52%	550	2006
	14.068483	14.365614	2.11%	548	2005
	13.183936	14.068483	6.71%	548	2004
	10.000000	13.183936	31.84%	122	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.982308	16.005727	6.83%	0	2007
	13.277713	14.982308	12.84%	0	2006
	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004
	10.000000	12.835006	28.35%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.218765	9.808873	-4.01%	0	2007
	10.000000	10.218765	2.19%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.185796	10.434843	2.45%	214	2007
	10.057359	10.185796	1.28%	214	2006
	10.218953	10.057359	-1.58%	214	2005
	10.149419	10.218953	0.69%	0	2004
	10.000000	10.149419	1.49%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.345383	20.968125	14.30%	12,650	2007
	16.892886	18.345383	8.60%	12,545	2006
	14.859757	16.892886	13.68%	10,096	2005
	13.241238	14.859757	12.22%	1,932	2004
	10.000000	13.241238	32.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.098789	21.426574	41.91%	0	2007
	13.285355	15.098789	13.65%	0	2006
	10.000000	13.285355	32.85%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.700989	17.466611	-1.32%	2,316	2007
	15.144591	17.700989	16.88%	2,384	2006
	14.719744	15.144591	2.89%	2,056	2005
	13.579393	14.719744	8.40%	395	2004
	10.000000	13.579393	35.79%	281	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.333906	11.973480	5.64%	4,828	2007
	10.612895	11.333906	6.79%	4,828	2006
	10.000000	10.612895	6.13%	4,828	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.885019	12.734608	7.15%	17,674	2007
	10.917246	11.885019	8.86%	17,915	2006
	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.242110	13.249973	8.23%	23,502	2007
	11.123821	12.242110	10.05%	23,042	2006
	10.000000	11.123821	11.24%	23,042	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.724045	18.171520	23.41%	948	2007
	14.176563	14.724045	3.86%	948	2006
	13.787725	14.176563	2.82%	576	2005
	13.720126	13.787725	0.49%	576	2004
	10.000000	13.720126	37.20%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.444489	10.592391	1.42%	267,528	2007
	10.291329	10.444489	1.49%	136,419	2006
	10.363516	10.291329	-0.70%	6,783	2005
	10.207031	10.363516	1.53%	0	2004
	10.000000	10.207031	2.07%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.738032	24.429564	12.38%	10,254	2007
	19.844027	21.738032	9.54%	10,764	2006
	17.253206	19.844027	15.02%	7,895	2005
	14.202577	17.253206	21.48%	1,460	2004
	10.000000	14.202577	42.03%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.502713	24.524388	14.05%	0	2007
	18.734206	21.502713	14.78%	0	2006
	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004
	10.000000	14.655363	46.55%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.541388	16.585835	14.06%	228	2007
	12.664802	14.541388	14.82%	0	2006
	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.637677	21.202732	2.74%	1,116	2007
	18.254014	20.637677	13.06%	1,167	2006
	18.286473	18.254014	-0.18%	1,292	2005
	16.483660	18.286473	10.94%	1,175	2004
	10.000000	16.483660	64.84%	61	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.025935	11.146886	1.10%	498	2007
	10.000000	11.025935	10.26%	498	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.246329	15.404295	-5.18%	8,782	2007
	14.233070	16.246329	14.14%	8,523	2006
	14.120595	14.233070	0.80%	6,552	2005
	13.054225	14.120595	8.17%	1,247	2004
	10.000000	13.054225	30.54%	158	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.793799	19.778357	-4.88%	0	2007
	18.239133	20.793799	14.01%	0	2006
	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004
	10.000000	14.268246	42.68%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.722482	19.715874	25.40%	0	2007
	12.587209	15.722482	24.91%	0	2006
	10.000000	12.587209	25.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	20.013904	22.515223	12.50%	0	2007
	16.909683	20.013904	18.36%	0	2006
	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004
	10.000000	13.634901	36.35%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.519847	16.332946	12.49%	70,695	2007
	12.266150	14.519847	18.37%	43,307	2006
	11.428183	12.266150	7.33%	2,635	2005
	10.000000	11.428183	14.28%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.682130	11.556646	8.19%	0	2007
	9.713324	10.682130	9.97%	0	2006
	10.000000	9.713324	-2.87%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.610743	14.626158	7.46%	0	2007
	12.648544	13.610743	7.61%	0	2006
	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004
	10.000000	11.423100	14.23%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.560361	22.047442	33.13%	130	2007
	15.572875	16.560361	6.34%	0	2006
	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004
	10.000000	12.348942	23.49%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.151760	16.702797	3.41%	0	2007
	14.961936	16.151760	7.95%	0	2006
	13.841789	14.961936	8.09%	0	2005
	12.092041	13.841789	14.47%	0	2004
	10.000000	12.092041	20.92%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.318342	37.818595	24.74%	0	2007
	21.216096	30.318342	42.90%	0	2006
	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004
	10.000000	14.265241	42.65%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.789262	25.943210	24.79%	6,487	2007
	14.541237	20.789262	42.97%	18,412	2006
	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.829228	10.034249	2.09%	263,697	2007
	9.679002	9.829228	1.55%	154,290	2006
	9.790262	9.679002	-1.14%	64	2005
	9.968772	9.790262	-1.79%	0	2004
	10.000000	9.968772	-0.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.107738	15.261575	8.18%	1,118	2007
	13.490499	14.107738	4.58%	1,230	2006
	13.281117	13.490499	1.58%	833	2005
	12.505036	13.281117	6.21%	833	2004
	10.000000	12.505036	25.05%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.713360	18.569909	4.84%	1,051	2007
	15.082636	17.713360	17.44%	454	2006
	14.536075	15.082636	3.76%	454	2005
	12.990444	14.536075	11.90%	454	2004
	10.000000	12.990444	29.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.063279	14.752589	-2.06%	135	2007
	14.685186	15.063279	2.57%	0	2006
	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004
	10.000000	13.431782	34.32%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.897501	13.976321	0.57%	125,190	2007
	11.550946	13.897501	20.31%	91,392	2006
	10.000000	11.550946	15.51%	3,742	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.346999	20.654475	19.07%	0	2007
	15.549628	17.346999	11.56%	0	2006
	14.066830	15.549628	10.54%	0	2005
	12.440193	14.066830	13.08%	0	2004
	10.000000	12.440193	24.40%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.394383	12.445278	0.41%	0	2007
	11.464191	12.394383	8.11%	0	2006
	10.000000	11.464191	14.64%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.494930	16.247159	4.85%	195,071	2007
	13.983136	15.494930	10.81%	130,706	2006
	13.427203	13.983136	4.14%	6082	2005
	12.163238	13.427203	10.39%	0	2004
	10.000000	12.163238	21.63%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.377716	10.732657	3.42%	91,559	2007
	10.000000	10.377716	3.78%	32,157	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359960	10.395406	0.34%	64,911	2007
	10.000000	10.359960	3.60%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.658003	11.876563	11.43%	292	2007
	10.000000	10.658003	6.58%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.188370	11.108347	9.03%	7,749	2007
	10.000000	10.188370	1.88%	6,005	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.722931	-2.77%	63,959	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.638790	13.705729	0.49%	0	2007
	12.652973	13.638790	7.79%	0	2006
	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004
	10.000000	11.819638	18.20%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.168702	11.227166	0.52%	0	2007
	10.361854	11.168702	7.79%	0	2006
	10.000000	10.361854	3.62%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.260826	47.054817	41.47%	0	2007
	25.036467	33.260826	32.85%	0	2006
	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004
	10.000000	16.540376	65.40%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.030764	28.388430	41.72%	0	2007
	15.051156	20.030764	33.08%	0	2006
	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.551679	25.211899	16.98%	0	2007
	16.102783	21.551679	33.84%	0	2006
	15.560145	16.102783	3.49%	0	2005
	12.324285	15.560145	26.26%	0	2004
	10.000000	12.324285	23.24%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.991241	20.164422	-3.94%	0	2007
	17.936467	20.991241	17.03%	0	2006
	16.612510	17.936467	7.97%	0	2005
	14.116084	16.612510	17.68%	0	2004
	10.000000	14.116084	41.16%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.170346	10.619040	4.41%	248,070	2007
	10.098317	10.170346	0.71%	139,960	2006
	10.034351	10.098317	0.64%	6,830	2005
	9.971617	10.034351	0.63%	0	2004
	10.000000	9.971617	-0.28%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.137950	16.656286	10.03%	0	2007
	15.163992	15.137950	-0.17%	0	2006
	14.382099	15.163992	5.44%	0	2005
	13.720458	14.382099	4.82%	0	2004
	10.000000	13.720458	37.20%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.292380	11.329944	10.08%	0	2007
	10.311740	10.292380	-0.19%	0	2006
	9.775780	10.311740	5.48%	0	2005
	10.000000	9.775780	-2.24%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.776649	11.486226	6.58%	0	2007
	10.000000	10.776649	7.77%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.310306	11.613381	2.68%	28,807	2007
	10.931599	11.310306	3.46%	21,677	2006
	10.857791	10.931599	0.68%	31,289	2005
	10.646571	10.857791	1.98%	29,720	2004
	10.000000	10.646571	6.47%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.760116	13.161523	3.15%	228,213	2007
	12.075916	12.760116	5.67%	146,847	2006
	11.859009	12.075916	1.83%	123,966	2005
	11.356286	11.859009	4.43%	8,422	2004
	10.000000	11.356286	13.56%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.409293	14.834493	2.95%	1,439,439	2007
	13.277824	14.409293	8.52%	1,258,989	2006
	12.933076	13.277824	2.67%	449,363	2005
	12.116049	12.933076	6.74%	110,109	2004
	10.000000	12.116049	21.16%	10,645	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.471815	17.036643	3.43%	399,923	2007
	14.755964	16.471815	11.63%	398,098	2006
	14.140874	14.755964	4.35%	254,592	2005
	12.945322	14.140874	9.24%	67,826	2004
	10.000000	12.945322	29.45%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.118493	18.705868	3.24%	448,413	2007
	15.907856	18.118493	13.90%	446,129	2006
	15.123351	15.907856	5.19%	396,324	2005
	13.609991	15.123351	11.12%	145,382	2004
	10.000000	13.609991	36.10%	26,188	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	16.000337	16.951032	5.94%	101,070	2007
	14.973706	16.000337	6.86%	57,103	2006
	14.018561	14.973706	6.81%	3,289	2005
	12.485956	14.018561	12.27%	0	2004
	10.000000	12.485956	24.86%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.730452	19.629907	4.80%	194	2007
	17.489639	18.730452	7.09%	196	2006
	16.008905	17.489639	9.25%	194	2005
	14.194622	16.008905	12.78%	274	2004
	10.000000	14.194622	41.95%	74	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.833599	10.040699	2.11%	59,955	2007
	9.652899	9.833599	1.87%	33,679	2006
	9.647389	9.652899	0.06%	10,757	2005
	9.820156	9.647389	-1.76%	12,282	2004
	10.000000	9.820156	-1.80%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.765452	20.780992	0.07%	0	2007
	17.407509	20.765452	19.29%	0	2006
	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004
	10.000000	13.663665	36.64%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.806572	14.816179	0.06%	99,451	2007
	12.411825	14.806572	19.29%	51,873	2006
	11.391374	12.411825	8.96%	3,199	2005
	10.000000	11.391374	13.91%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.840536	16.900776	6.69%	0	2007
	15.782851	15.840536	0.37%	0	2006
	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004
	10.000000	13.630117	36.30%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.605189	19.529246	-9.61%	0	2007
	18.932150	21.605189	14.12%	0	2006
	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004
	10.000000	16.577254	65.77%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.996473	19.852863	-0.72%	20,577	2007
	18.360569	19.996473	8.91%	17,952	2006
	16.820009	18.360569	9.16%	799	2005
	14.530553	16.820009	15.76%	0	2004
	10.000000	14.530553	45.31%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	16.019638	16.841033	5.13%	164,268	2007
	14.495128	16.019638	10.52%	112,473	2006
	13.895106	14.495128	4.32%	5,225	2005
	13.017569	13.895106	6.74%	0	2004
	10.000000	13.017569	30.18%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	16.024301	18.736274	16.92%	0	2007
	14.856267	16.024301	7.86%	0	2006
	15.363022	14.856267	-3.30%	0	2005
	15.153885	15.363022	1.38%	0	2004
	10.000000	15.153885	51.54%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.294372	13.195562	16.83%	0	2007
	10.422060	11.294372	8.37%	0	2006
	10.777554	10.422060	-3.30%	0	2005
	10.000000	10.777554	7.78%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.067581	20.308142	18.99%	1,810	2007
	17.601984	17.067581	-3.04%	1,810	2006
	16.169473	17.601984	8.86%	1,810	2005
	14.801656	16.169473	9.24%	624	2004
	10.000000	14.801656	48.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.580325	16.683031	-5.10%	117,274	2007
	15.610111	17.580325	12.62%	90,431	2006
	15.408536	15.610111	1.31%	12,433	2005
	13.504333	15.408536	14.10%	1,840	2004
	10.000000	13.504333	35.04%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.429808	11.651891	1.94%	1,567	2007
	11.186803	11.429808	2.17%	0	2006
	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004
	10.000000	10.820723	8.21%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.071748	16.720649	10.94%	2,050	2007
	14.361868	15.071748	4.94%	2,050	2006
	14.053233	14.361868	2.20%	2050	2005
	13.526067	14.053233	3.90%	0	2004
	10.000000	13.526067	35.26%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.090135	22.832692	3.36%	0	2007
	19.313035	22.090135	14.38%	0	2006
	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004
	10.000000	14.997227	49.97%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.554628	15.040679	3.34%	0	2007
	12.721021	14.554628	14.41%	0	2006
	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.483683	-5.16%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.444489	13.038375	-3.02%	0	2007
	12.630017	13.444489	6.45%	0	2006
	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004
	10.000000	11.990272	19.90%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	15.925256	16.161175	1.48%	153,469	2007
	14.239272	15.925256	11.84%	116,615	2006
	13.817518	14.239272	3.05%	6454	2005
	12.990931	13.817518	6.36%	82	2004
	10.000000	12.990931	29.91%	161	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.776676	19.962121	-3.92%	28,645	2007
	18.593399	20.776676	11.74%	18,584	2006
	17.389038	18.593399	6.93%	784	2005
	14.972238	17.389038	16.14%	0	2004
	10.000000	14.972238	49.72%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.319613	14.025334	-8.45%	0	2007
	13.561526	15.319613	12.96%	0	2006
	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004
	10.000000	12.212863	22.13%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.387774	20.471301	5.59%	0	2007
	15.575952	19.387774	24.47%	0	2006
	14.244793	15.575952	9.34%	0	2005
	12.580004	14.244793	13.23%	0	2004
	10.000000	12.580004	25.80%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.622358	12.977688	2.82%	0	2007
	12.284060	12.622358	2.75%	0	2006
	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004
	10.000000	11.651290	16.51%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.851344	12.989732	9.61%	49,771	2007
	11.122956	11.851344	6.55%	189	2006
	10.000000	11.122956	11.23%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.090814	12.137763	0.39%	919	2007
	10.456343	12.090814	15.63%	919	2006
	10.000000	10.456343	4.56%	734	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.093189	10.348539	2.53%	3,834	2007
	9.955790	10.093189	1.38%	0	2006
	10.000000	9.955790	-0.44%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.410732	10.673210	2.52%	197,343	2007
	10.315071	10.410732	0.93%	107,208	2006
	10.183615	10.315071	1.29%	6036	2005
	10.041112	10.183615	1.42%	898	2004
	10.000000	10.041112	0.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.761797	16.339813	3.67%	0	2007
	14.596171	15.761797	7.99%	0	2006
	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004
	10.000000	12.450667	24.51%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.058923	21.810876	-19.39%	0	2007
	20.167579	27.058923	34.17%	0	2006
	17.724561	20.167579	13.78%	0	2005
	13.366536	17.724561	32.60%	0	2004
	10.000000	13.366536	33.67%	0	2003*

Additional Contract Options Elected (Total 2.60%)
(Variable account charges of 2.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.974205	16.755907	-1.29%	3,627	2007
	15.429286	16.974205	10.01%	5,077	2006
	15.024408	15.429286	2.69%	5,064	2005
	13.916999	15.024408	7.96%	5,064	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.961038	16.279450	8.81%	0	2007
	14.482021	14.961038	3.31%	0	2006
	13.692808	14.482021	5.76%	0	2005
	13.221044	13.692808	3.57%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.696346	20.128206	7.66%	0	2007
	16.510103	18.696346	13.24%	0	2006
	15.512106	16.510103	6.43%	0	2005
	13.816459	15.512106	12.27%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	17.030758	17.391707	2.12%	0	2007
	14.945638	17.030758	13.95%	0	2006
	14.669210	14.945638	1.88%	0	2005
	13.541122	14.669210	8.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.612536	19.391590	-1.13%	0	2007
	17.630699	19.612536	11.24%	0	2006
	16.974250	17.630699	3.87%	0	2005
	14.635577	16.974250	15.98%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.922598	16.408735	-3.04%	0	2007
	14.872381	16.922598	13.79%	0	2006
	14.608293	14.872381	1.81%	0	2005
	13.322861	14.608293	9.65%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.222669	22.074698	14.84%	0	2007
	15.819936	19.222669	21.51%	0	2006
	14.358978	15.819936	10.17%	0	2005
	12.844425	14.358978	11.79%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.942334	17.156684	14.82%	0	2007
	12.285345	14.942334	21.63%	0	2006
	11.163954	12.285345	10.04%	0	2005
	10.000000	11.163954	11.64%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.012340	12.364782	-4.98%	0	2007
	11.111284	13.012340	17.11%	0	2006
	10.000000	11.111284	11.11%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.986662	15.283260	17.68%	0	2007
	13.800091	12.986662	-5.89%	0	2006
	13.893039	13.800091	-0.67%	150	2005
	12.897964	13.893039	7.71%	150	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.622589	16.250699	-7.78%	363	2007
	15.271808	17.622589	15.39%	363	2006
	14.952404	15.271808	2.14%	363	2005
	13.445624	14.952404	11.21%	363	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.938875	16.223222	35.89%	0	2007
	11.257628	11.938875	6.05%	0	2006
	10.000000	11.257628	12.58%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.377693	11.065938	6.63%	911	2007
	10.487479	10.377693	-1.05%	872	2006
	10.600995	10.487479	-1.07%	817	2005
	10.286270	10.600995	3.06%	755	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.916540	19.268764	-3.25%	0	2007
	17.871283	19.916540	11.44%	0	2006
	17.109251	17.871283	4.45%	0	2005
	14.411767	17.109251	18.72%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.152986	16.515936	2.25%	791	2007
	14.394124	16.152986	12.22%	791	2006
	14.149850	14.394124	1.73%	791	2005
	13.164627	14.149850	7.48%	791	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.695545	15.292022	4.06%	650	2007
	12.982487	14.695545	13.20%	639	2006
	12.800921	12.982487	1.42%	657	2005
	12.541065	12.800921	2.07%	642	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.297967	13.217414	-13.60%	0	2007
	15.171124	15.297967	0.84%	0	2006
	14.755012	15.171124	2.82%	0	2005
	13.642013	14.755012	8.16%	0	2004

cfi2of3.htm

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.275911	14.287096	-12.22%	0	2007
	14.344457	16.275911	13.46%	0	2006
	14.054952	14.344457	2.06%	0	2005
	13.178007	14.054952	6.65%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.952587	15.965735	6.78%	0	2007
	13.258156	14.952587	12.78%	0	2006
	13.384155	13.258156	-0.94%	0	2005
	12.829245	13.384155	4.33%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.215291	9.800467	-4.06%	0	2007
	10.000000	10.215291	2.15%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.165556	10.408726	2.39%	1,535	2007
	10.042521	10.165556	1.23%	1,535	2006
	10.209113	10.042521	-1.63%	1,535	2005
	10.144849	10.209113	0.63%	1,535	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.309025	20.915771	14.24%	1,527	2007
	16.868044	18.309025	8.54%	1,607	2006
	14.845495	16.868044	13.62%	1,631	2005
	13.235298	14.845495	12.17%	1,725	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.085922	21.397269	41.84%	0	2007
	13.280835	15.085922	13.59%	0	2006
	10.000000	13.280835	32.81%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.665851	17.422948	-1.37%	913	2007
	15.122257	17.665851	16.82%	913	2006
	14.705555	15.122257	2.83%	914	2005
	13.573275	14.705555	8.34%	914	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.324246	11.957115	5.59%	0	2007
	10.609283	11.324246	6.74%	0	2006
	10.000000	10.609283	6.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.874893	12.717185	7.09%	0	2007
	10.913537	11.874893	8.81%	0	2006
	10.000000	10.913537	9.14%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.231694	13.231866	8.18%	168	2007
	11.120041	12.231694	10.00%	168	2006
	10.000000	11.120041	11.20%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.694842	18.126134	23.35%	133	2007
	14.155702	14.694842	3.81%	133	2006
	13.774476	14.155702	2.77%	0	2005
	13.713975	13.774476	0.44%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.423767	10.565928	1.36%	4,100	2007
	10.276160	10.423767	1.44%	2,197	2006
	10.353540	10.276160	-0.75%	2,091	2005
	10.202435	10.353540	1.48%	1,923	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.694933	24.368547	12.32%	1,191	2007
	19.814822	21.694933	9.49%	1,240	2006
	17.236623	19.814822	14.96%	1,274	2005
	14.196193	17.236623	21.42%	1,351	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.460084	24.463153	13.99%	0	2007
	18.706629	21.460084	14.72%	0	2006
	16.167649	18.706629	15.70%	0	2005
	14.648789	16.167649	10.37%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.521578	16.554692	14.00%	0	2007
	12.654015	14.521578	14.76%	0	2006
	10.940303	12.654015	15.66%	0	2005
	10.000000	10.940303	9.40%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.596731	21.149754	2.69%	193	2007
	18.227113	20.596731	13.00%	193	2006
	18.268884	18.227113	-0.23%	193	2005
	16.476260	18.268884	10.88%	193	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.022190	11.137362	1.04%	0	2007
	10.000000	11.022190	10.22%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.214108	15.365816	-5.23%	8,766	2007
	14.212107	16.214108	14.09%	11,905	2006
	14.107001	14.212107	0.75%	12,223	2005
	13.048361	14.107001	8.11%	12,325	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.752566	19.728948	-4.93%	0	2007
	18.212285	20.752566	13.95%	0	2006
	17.189899	18.212285	5.95%	0	2005
	14.261855	17.189899	20.53%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.709099	19.688930	25.33%	0	2007
	12.582925	15.709099	24.84%	0	2006
	10.000000	12.582925	25.83%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.974229	22.458993	12.44%	0	2007
	16.884796	19.974229	18.30%	0	2006
	15.734158	16.884796	7.31%	0	2005
	13.628768	15.734158	15.45%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.500085	16.302306	12.43%	1,306	2007
	12.255715	14.500085	18.31%	0	2006
	11.424307	12.255715	7.28%	0	2005
	10.000000	11.424307	14.24%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.673039	11.540855	8.13%	0	2007
	9.710022	10.673039	9.92%	0	2006
	10.000000	9.710022	-2.90%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.583739	14.589620	7.41%	0	2007
	12.629911	13.583739	7.55%	0	2006
	12.043434	12.629911	4.87%	0	2005
	11.417969	12.043434	5.48%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.527481	21.992318	33.07%	0	2007
	15.549907	16.527481	6.29%	0	2006
	14.182804	15.549907	9.64%	0	2005
	12.343389	14.182804	14.90%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.121459	16.662866	3.36%	0	2007
	14.941501	16.121459	7.90%	0	2006
	13.829948	14.941501	8.04%	0	2005
	12.087900	13.829948	14.41%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.258284	37.724227	24.67%	0	2007
	21.184904	30.258284	42.83%	0	2006
	16.483483	21.184904	28.52%	0	2005
	14.258843	16.483483	15.60%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.760964	25.894541	24.73%	228	2007
	14.528869	20.760964	42.89%	0	2006
	11.297946	14.528869	28.60%	0	2005
	10.000000	11.297946	12.98%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.809727	10.009175	2.03%	1,318	2007
	9.664745	9.809727	1.50%	414	2006
	9.780856	9.664745	-1.19%	414	2005
	9.964302	9.780856	-1.84%	414	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.079754	15.223442	8.12%	332	2007
	13.470636	14.079754	4.52%	332	2006
	13.268354	13.470636	1.52%	332	2005
	12.499430	13.268354	6.15%	332	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.678233	18.523527	4.78%	150	2007
	15.060428	17.678233	17.38%	150	2006
	14.522098	15.060428	3.71%	150	2005
	12.984608	14.522098	11.84%	150	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.033407	14.715730	-2.11%	0	2007
	14.663563	15.033407	2.52%	0	2006
	14.629891	14.663563	0.23%	0	2005
	13.425742	14.629891	8.97%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.885664	13.957214	0.52%	2,005	2007
	11.547015	13.885664	20.25%	0	2006
	10.000000	11.547015	15.47%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.311467	20.601540	19.01%	0	2007
	15.525726	17.311467	11.50%	0	2006
	14.052396	15.525726	10.48%	0	2005
	12.433807	14.052396	13.02%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.383823	12.428258	0.36%	0	2007
	11.460293	12.383823	8.06%	0	2006
	10.000000	11.460293	14.60%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.465846	16.208287	4.80%	3,245	2007
	13.964028	15.465846	10.75%	912	2006
	13.415718	13.964028	4.09%	937	2005
	12.159070	13.415718	10.34%	932	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.374193	10.723491	3.37%	0	2007
	10.000000	10.374193	3.74%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.356442	10.386521	0.29%	0	2007
	10.000000	10.356442	3.56%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.654381	11.866415	11.38%	0	2007
	10.000000	10.654381	6.54%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.184907	11.098840	8.97%	516	2007
	10.000000	10.184907	1.85%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.719606	-2.80%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.611774	13.671531	0.44%	0	2007
	12.634353	13.611774	7.74%	0	2006
	12.669092	12.634353	-0.27%	0	2005
	11.814339	12.669092	7.23%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.159194	11.211828	0.47%	0	2007
	10.358332	11.159194	7.73%	0	2006
	10.000000	10.358332	3.58%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.194913	46.937362	41.40%	0	2007
	24.999639	33.194913	32.78%	0	2006
	19.394248	24.999639	28.90%	0	2005
	16.532966	19.394248	17.31%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	20.003497	28.335167	41.65%	0	2007
	15.038360	20.003497	33.02%	0	2006
	11.652622	15.038360	29.06%	0	2005
	10.000000	11.652622	16.53%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.508956	25.148950	16.92%	0	2007
	16.079083	21.508956	33.77%	0	2006
	15.545191	16.079083	3.43%	0	2005
	12.318756	15.545191	26.19%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.949601	20.114040	-3.99%	0	2007
	17.910048	20.949601	16.97%	0	2006
	16.596528	17.910048	7.91%	0	2005
	14.109736	16.596528	17.62%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.150136	10.592482	4.36%	1,456	2007
	10.083411	10.150136	0.66%	0	2006
	10.024669	10.083411	0.59%	0	2005
	9.967119	10.024669	0.58%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.107921	16.614665	9.97%	0	2007
	15.141664	15.107921	-0.22%	0	2006
	14.368281	15.141664	5.38%	0	2005
	13.714296	14.368281	4.77%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.278338	11.308659	10.02%	0	2007
	10.302957	10.278338	-0.24%	0	2006
	9.772461	10.302957	5.43%	0	2005
	10.000000	9.772461	-2.28%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.772989	11.476395	6.53%	0	2007
	10.000000	10.772989	7.73%	0	2006*
NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.287846	11.584345	2.63%	5,682	2007
	10.915485	11.287846	3.41%	5,682	2006
	10.847344	10.915485	0.63%	11,483	2005
	10.641785	10.847344	1.93%	5,682	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.734782	13.128611	3.09%	0	2007
	12.058112	12.734782	5.61%	0	2006
	11.847596	12.058112	1.78%	0	2005
	11.351180	11.847596	4.37%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.380679	14.797398	2.90%	59,794	2007
	13.258241	14.380679	8.47%	84,986	2006
	12.920619	13.258241	2.61%	77,350	2005
	12.110589	12.920619	6.69%	57,217	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.439116	16.994057	3.38%	95,024	2007
	14.734212	16.439116	11.57%	100,516	2006
	14.127253	14.734212	4.30%	104,499	2005
	12.939502	14.127253	9.18%	61,590	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.082559	18.659137	3.19%	95,694	2007
	15.884425	18.082559	13.84%	112,767	2006
	15.108800	15.884425	5.13%	117,702	2005
	13.603874	15.108800	11.06%	67,598	2004

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.970296	16.910483	5.89%	3,427	2007
	14.953240	15.970296	6.80%	2,078	2006
	14.006570	14.953240	6.76%	2,078	2005
	12.481682	14.006570	12.22%	2,078	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.693280	19.580857	4.75%	0	2007
	17.463875	18.693280	7.04%	0	2006
	15.993517	17.463875	9.19%	0	2005
	14.188248	15.993517	12.72%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.813885	10.015402	2.05%	709	2007
	9.638481	9.813885	1.82%	677	2006
	9.637912	9.638481	0.01%	652	2005
	9.815545	9.637912	-1.81%	624	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.726461	20.731261	0.02%	0	2007
	17.383712	20.726461	19.23%	0	2006
	15.964736	17.383712	8.89%	0	2005
	13.658986	15.964736	16.88%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.786394	14.788359	0.01%	1,353	2007
	12.401261	14.786394	19.23%	0	2006
	11.387503	12.401261	8.90%	0	2005
	10.000000	11.387503	13.88%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.809103	16.858525	6.64%	0	2007
	15.759610	15.809103	0.31%	0	2006
	15.017268	15.759610	4.94%	0	2005
	13.623997	15.017268	10.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.562310	19.480424	-9.66%	0	2007
	18.904256	21.562310	14.06%	0	2006
	18.882184	18.904256	0.12%	0	2005
	16.569801	18.882184	13.96%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.956821	19.803271	-0.77%	0	2007
	18.333541	19.956821	8.85%	0	2006
	16.803847	18.333541	9.10%	0	2005
	14.524035	16.803847	15.70%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.987862	16.798966	5.07%	1,884	2007
	14.473777	15.987862	10.46%	0	2006
	13.881734	14.473777	4.26%	0	2005
	13.011714	13.881734	6.69%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	15.992524	18.689476	16.86%	0	2007
	14.834400	15.992524	7.81%	0	2006
	15.348265	14.834400	-3.35%	0	2005
	15.147092	15.348265	1.33%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.278985	13.170790	16.77%	0	2007
	10.413192	11.278985	8.31%	0	2006
	10.773887	10.413192	-3.35%	0	2005
	10.000000	10.773887	7.74%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	17.033732	20.257432	18.93%	141	2007
	17.576082	17.033732	-3.09%	141	2006
	16.153932	17.576082	8.80%	141	2005
	14.795014	16.153932	9.18%	141	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.545479	16.641374	-5.15%	1,451	2007
	15.587141	17.545479	12.56%	286	2006
	15.393731	15.587141	1.26%	286	2005
	13.498265	15.393731	14.04%	286	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.407126	11.622764	1.89%	0	2007
	11.170322	11.407126	2.12%	0	2006
	11.223003	11.170322	-0.47%	0	2005
	10.815861	11.223003	3.76%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.041864	16.678885	10.88%	0	2007
	14.340730	15.041864	4.89%	0	2006
	14.039735	14.340730	2.14%	0	2005
	13.519989	14.039735	3.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.046369	22.775693	3.31%	0	2007
	19.284633	22.046369	14.32%	0	2006
	17.357325	19.284633	11.10%	0	2005
	14.990508	17.357325	15.79%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.534806	15.012435	3.29%	0	2007
	12.710197	14.534806	14.36%	0	2006
	11.441227	12.710197	11.09%	0	2005
	10.000000	11.441227	14.41%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.480431	-5.20%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.417803	13.005778	-3.07%	0	2007
	12.611392	13.417803	6.39%	0	2006
	12.692608	12.611392	-0.64%	0	2005
	11.984878	12.692608	5.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	15.893678	16.120808	1.43%	3,123	2007
	14.218306	15.893678	11.78%	1,560	2006
	13.804228	14.218306	3.00%	1,462	2005
	12.985093	13.804228	6.31%	1,462	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.735496	19.912258	-3.97%	418	2007
	18.566041	20.735496	11.69%	0	2006
	17.372328	18.566041	6.87%	0	2005
	14.965518	17.372328	16.08%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.290861	13.991778	-8.50%	0	2007
	13.543002	15.290861	12.91%	0	2006
	13.212649	13.543002	2.50%	0	2005
	12.208681	13.212649	8.22%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.351390	20.422336	5.53%	0	2007
	15.554673	19.351390	24.41%	0	2006
	14.232609	15.554673	9.29%	0	2005
	12.575694	14.232609	13.18%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.598652	12.946630	2.76%	0	2007
	12.267277	12.598652	2.70%	0	2006
	11.915436	12.267277	2.95%	0	2005
	11.647305	11.915436	2.30%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.841254	12.971976	9.55%	876	2007
	11.119183	11.841254	6.49%	206	2006
	10.000000	11.119183	11.19%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.080509	12.121164	0.34%	212	2007
	10.452783	12.080509	15.57%	212	2006
	10.000000	10.452783	4.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.084594	10.334393	2.48%	0	2007
	9.952404	10.084594	1.33%	0	2006
	10.000000	9.952404	-0.48%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.391171	10.647654	2.47%	1,144	2007
	10.300963	10.391171	0.88%	0	2006
	10.174895	10.300963	1.24%	0	2005
	10.037664	10.174895	1.37%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.729544	16.297972	3.61%	0	2007
	14.573765	15.729544	7.93%	0	2006
	13.342449	14.573765	9.23%	0	2005
	12.444303	13.342449	7.22%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	27.003563	21.755013	-19.44%	0	2007
	20.136608	27.003563	34.10%	0	2006
	17.706398	20.136608	13.73%	0	2005
	13.359695	17.706398	32.54%	0	2004

Additional Contract Options Elected (Total 2.65%)
(Variable account charges of 2.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.940508	16.714014	-1.34%	1,313	2007
	15.406538	16.940508	9.96%	1,337	2006
	15.009947	15.406538	2.64%	1,334	2005
	13.910747	15.009947	7.90%	1,039	2004
	10.000000	13.910747	39.11%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.931328	16.238733	8.76%	0	2007
	14.460675	14.931328	3.25%	0	2006
	13.679629	14.460675	5.71%	0	2005
	13.215099	13.679629	3.52%	0	2004
	10.000000	13.215099	32.15%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.659240	20.077888	7.60%	0	2007
	16.485781	18.659240	13.18%	0	2006
	15.497180	16.485781	6.38%	0	2005
	13.810248	15.497180	12.22%	0	2004
	10.000000	13.810248	38.10%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	16.996931	17.348200	2.07%	0	2007
	14.923589	16.996931	13.89%	0	2006
	14.655069	14.923589	1.83%	0	2005
	13.535030	14.655069	8.28%	442	2004
	10.000000	13.535030	35.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.573608	19.343103	-1.18%	0	2007
	17.604714	19.573608	11.18%	0	2006
	16.957910	17.604714	3.81%	0	2005
	14.628993	16.957910	15.92%	0	2004
	10.000000	14.628993	46.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.889015	16.367713	-3.09%	735	2007
	14.850460	16.889015	13.73%	735	2006
	14.594228	14.850460	1.76%	735	2005
	13.316868	14.594228	9.59%	735	2004
	10.000000	13.316868	33.17%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.184456	22.019447	14.78%	0	2007
	15.796576	19.184456	21.45%	0	2006
	14.345132	15.796576	10.12%	0	2005
	12.838632	14.345132	11.73%	0	2004
	10.000000	12.838632	28.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.921985	17.124487	14.76%	1,490	2007
	12.274883	14.921985	21.57%	1,523	2006
	11.160156	12.274883	9.99%	1,523	2005
	10.000000	11.160156	11.60%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	13.001262	12.347868	-5.03%	0	2007
	11.107509	13.001262	17.05%	0	2006
	10.000000	11.107509	11.08%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.960888	15.245076	17.62%	772	2007
	13.779770	12.960888	-5.94%	794	2006
	13.879682	13.779770	-0.72%	794	2005
	12.892175	13.879682	7.66%	0	2004
	10.000000	12.892175	28.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.587623	16.210076	-7.83%	1,584	2007
	15.249300	17.587623	15.33%	1,620	2006
	14.938010	15.249300	2.08%	1,623	2005
	13.439579	14.938010	11.15%	225	2004
	10.000000	13.439579	34.40%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.928700	16.201044	35.82%	0	2007
	11.253806	11.928700	6.00%	0	2006
	10.000000	11.253806	12.54%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.356434	11.037569	6.58%	60	2007
	10.471354	10.356434	-1.10%	63	2006
	10.590116	10.471354	-1.12%	0	2005
	10.280991	10.590116	3.01%	0	2004
	10.000000	10.280991	2.81%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.877036	19.220612	-3.30%	0	2007
	17.844981	19.877036	11.39%	0	2006
	17.092810	17.844981	4.40%	0	2005
	14.405303	17.092810	18.66%	0	2004
	10.000000	14.405303	44.05%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.120936	16.474665	2.19%	282	2007
	14.372917	16.120936	12.16%	286	2006
	14.136241	14.372917	1.67%	197	2005
	13.158718	14.136241	7.43%	657	2004
	10.000000	13.158718	31.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.666356	15.253779	4.01%	0	2007
	12.963337	14.666356	13.14%	0	2006
	12.788595	12.963337	1.37%	282	2005
	12.535430	12.788595	2.02%	282	2004
	10.000000	12.535430	25.35%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.267614	13.184376	-13.64%	0	2007
	15.148778	15.267614	0.78%	0	2006
	14.740822	15.148778	2.77%	0	2005
	13.635887	14.740822	8.10%	0	2004
	10.000000	13.635887	36.36%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.243615	14.251378	-12.26%	0	2007
	14.323323	16.243615	13.41%	0	2006
	14.041430	14.323323	2.01%	0	2005
	13.172089	14.041430	6.60%	0	2004
	10.000000	13.172089	31.72%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.922905	15.925809	6.72%	0	2007
	13.238612	14.922905	12.72%	0	2006
	13.371278	13.238612	-0.99%	0	2005
	12.823482	13.371278	4.27%	0	2004
	10.000000	12.823482	28.23%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.211809	9.792065	-4.11%	0	2007
	10.000000	10.211809	2.12%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.145400	10.382725	2.34%	0	2007
	10.027737	10.145400	1.17%	0	2006
	10.199280	10.027737	-1.68%	0	2005
	10.140286	10.199280	0.58%	612	2004
	10.000000	10.140286	1.40%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.272664	20.863454	14.18%	2,641	2007
	16.843160	18.272664	8.49%	2,666	2006
	14.831189	16.843160	13.57%	2,251	2005
	13.229346	14.831189	12.11%	693	2004
	10.000000	13.229346	32.29%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.073090	21.368031	41.76%	358	2007
	13.276323	15.073090	13.53%	0	2006
	10.000000	13.276323	32.76%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.630810	17.379418	-1.43%	404	2007
	15.099993	17.630810	16.76%	414	2006
	14.691423	15.099993	2.78%	419	2005
	13.567190	14.691423	8.29%	863	2004
	10.000000	13.567190	35.67%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.314604	11.940771	5.53%	0	2007
	10.605677	11.314604	6.68%	0	2006
	10.000000	10.605677	6.06%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.864788	12.699822	7.04%	0	2007
	10.909826	11.864788	8.75%	0	2006
	10.000000	10.909826	9.10%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.221279	13.213786	8.12%	0	2007
	11.116260	12.221279	9.94%	0	2006
	10.000000	11.116260	11.16%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.665658	18.080797	23.29%	0	2007
	14.134824	14.665658	3.76%	0	2006
	13.761209	14.134824	2.71%	0	2005
	13.707815	13.761209	0.39%	0	2004
	10.000000	13.707815	37.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.403072	10.539507	1.31%	7,588	2007
	10.261016	10.403072	1.38%	7,767	2006
	10.343578	10.261016	-0.80%	0	2005
	10.197847	10.343578	1.43%	0	2004
	10.000000	10.197847	1.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.651876	24.307630	12.27%	2,371	2007
	19.785626	21.651876	9.43%	2,678	2006
	17.220038	19.785626	14.90%	1,601	2005
	14.189813	17.220038	21.35%	915	2004
	10.000000	14.189813	41.90%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.417480	24.401994	13.93%	0	2007
	18.679051	21.417480	14.66%	0	2006
	16.152073	18.679051	15.64%	0	2005
	14.642203	16.152073	10.31%	0	2004
	10.000000	14.642203	46.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.501802	16.523620	13.94%	1,395	2007
	12.643261	14.501802	14.70%	1,395	2006
	10.936592	12.643261	15.61%	0	2005
	10.000000	10.936592	9.37%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.555897	21.096918	2.63%	1,295	2007
	18.200291	20.555897	12.94%	1,335	2006
	18.251327	18.200291	-0.28%	1,755	2005
	16.468875	18.251327	10.82%	425	2004
	10.000000	16.468875	64.69%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.018444	11.127825	0.99%	0	2007
	10.000000	11.018444	10.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.181933	15.327413	-5.28%	4,410	2007
	14.191162	16.181933	14.03%	4,775	2006
	14.093437	14.191162	0.69%	4,072	2005
	13.042504	14.093437	8.06%	3,148	2004
	10.000000	13.042504	30.43%	1,187	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.711387	19.679634	-4.98%	1,708	2007
	18.185458	20.711387	13.89%	1,717	2006
	17.173368	18.185458	5.89%	1,400	2005
	14.255449	17.173368	20.47%	0	2004
	10.000000	14.255449	42.55%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.695719	19.662006	25.27%	0	2007
	12.578653	15.695719	24.78%	0	2006
	10.000000	12.578653	25.79%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.934586	22.402855	12.38%	0	2007
	16.859913	19.934586	18.24%	0	2006
	15.719025	16.859913	7.26%	0	2005
	13.622650	15.719025	15.39%	0	2004
	10.000000	13.622650	36.23%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.480350	16.271712	12.37%	2,266	2007
	12.245306	14.480350	18.25%	1,865	2006
	11.420446	12.245306	7.22%	2,011	2005
	10.000000	11.420446	14.20%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.663948	11.525076	8.08%	2,090	2007
	9.706720	10.663948	9.86%	2,090	2006
	10.000000	9.706720	-2.93%	1,473	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.556774	14.553136	7.35%	0	2007
	12.611299	13.556774	7.50%	0	2006
	12.031837	12.611299	4.82%	0	2005
	11.412832	12.031837	5.42%	0	2004
	10.000000	11.412832	14.13%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.494692	21.937357	33.00%	0	2007
	15.527005	16.494692	6.23%	0	2006
	14.169154	15.527005	9.58%	0	2005
	12.337835	14.169154	14.84%	476	2004
	10.000000	12.337835	23.38%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.091171	16.622979	3.30%	0	2007
	14.921078	16.091171	7.84%	0	2006
	13.818116	14.921078	7.98%	0	2005
	12.083760	13.818116	14.35%	0	2004
	10.000000	12.083760	20.84%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.198233	37.629937	24.61%	0	2007
	21.153685	30.198233	42.76%	0	2006
	16.467621	21.153685	28.46%	0	2005
	14.252430	16.467621	15.54%	0	2004
	10.000000	14.252430	42.52%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.732706	25.845963	24.66%	1,479	2007
	14.516527	20.732706	42.82%	1,147	2006
	11.294121	14.516527	28.53%	0	2005
	10.000000	11.294121	12.94%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.790239	9.984124	1.98%	7,941	2007
	9.650484	9.790239	1.45%	12,685	2006
	9.771420	9.650484	-1.24%	0	2005
	9.959809	9.771420	-1.89%	0	2004
	10.000000	9.959809	-0.40%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.051817	15.185392	8.07%	0	2007
	13.450793	14.051817	4.47%	0	2006
	13.255587	13.450793	1.47%	138	2005
	12.493813	13.255587	6.10%	138	2004
	10.000000	12.493813	24.94%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.643127	18.477195	4.73%	0	2007
	15.038216	17.643127	17.32%	264	2006
	14.508110	15.038216	3.65%	264	2005
	12.978767	14.508110	11.78%	385	2004
	10.000000	12.978767	29.79%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.003550	14.678927	-2.16%	0	2007
	14.641939	15.003550	2.47%	0	2006
	14.615808	14.641939	0.18%	0	2005
	13.419708	14.615808	8.91%	0	2004
	10.000000	13.419708	34.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.873847	13.938137	0.46%	4,080	2007
	11.543097	13.873847	20.19%	2,688	2006
	10.000000	11.543097	15.43%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.276032	20.548755	18.94%	0	2007
	15.501880	17.276032	11.44%	0	2006
	14.037993	15.501880	10.43%	0	2005
	12.427433	14.037993	12.96%	0	2004
	10.000000	12.427433	24.27%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.373279	12.411255	0.31%	0	2007
	11.456406	12.373279	8.00%	0	2006
	10.000000	11.456406	14.56%	820	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.436803	16.169498	4.75%	5,687	2007
	13.944950	15.436803	10.70%	4,806	2006
	13.404243	13.944950	4.03%	364	2005
	12.154906	13.404243	10.28%	0	2004
	10.000000	12.154906	21.55%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.370661	10.714302	3.31%	0	2007
	10.000000	10.370661	3.71%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.352907	10.377619	0.24%	0	2007
	10.000000	10.352907	3.53%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.650753	11.856247	11.32%	1,137	2007
	10.000000	10.650753	6.51%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.181429	11.089323	8.92%	2,303	2007
	10.000000	10.181429	1.81%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.716261	-2.84%	1,892	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.584734	13.637331	0.39%	0	2007
	12.615727	13.584734	7.68%	0	2006
	12.656896	12.615727	-0.33%	0	2005
	11.809019	12.656896	7.18%	0	2004
	10.000000	11.809019	18.09%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.149688	11.196498	0.42%	0	2007
	10.354804	11.149688	7.68%	0	2006
	10.000000	10.354804	3.55%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.129060	46.820093	41.33%	0	2007
	24.962820	33.129060	32.71%	0	2006
	19.375595	24.962820	28.84%	0	2005
	16.525546	19.375595	17.25%	0	2004
	10.000000	16.525546	65.26%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.976255	28.282008	41.58%	927	2007
	15.025566	19.976255	32.95%	649	2006
	11.648664	15.025566	28.99%	463	2005
	10.000000	11.648664	16.49%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.466277	25.086093	16.86%	0	2007
	16.055383	21.466277	33.70%	0	2006
	15.530229	16.055383	3.38%	0	2005
	12.313215	15.530229	26.13%	0	2004
	10.000000	12.313215	23.13%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.908040	20.063773	-4.04%	0	2007
	17.883664	20.908040	16.91%	0	2006
	16.580566	17.883664	7.86%	0	2005
	14.103400	16.580566	17.56%	0	2004
	10.000000	14.103400	41.03%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.129990	10.565993	4.30%	6,903	2007
	10.068553	10.129990	0.61%	8,506	2006
	10.015015	10.068553	0.53%	0	2005
	9.962635	10.015015	0.53%	0	2004
	10.000000	9.962635	-0.37%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.077932	16.573132	9.92%	0	2007
	15.119354	15.077932	-0.27%	0	2006
	14.354454	15.119354	5.33%	0	2005
	13.708139	14.354454	4.71%	0	2004
	10.000000	13.708139	37.08%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.264328	11.287415	9.97%	0	2007
	10.294186	10.264328	-0.29%	0	2006
	9.769141	10.294186	5.37%	0	2005
	10.000000	9.769141	-2.31%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.769320	11.466568	6.47%	0	2007
	10.000000	10.769320	7.69%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.265452	11.555396	2.57%	848	2007
	10.899399	11.265452	3.36%	848	2006
	10.836897	10.899399	0.58%	848	2005
	10.636998	10.836897	1.88%	848	2004
	10.000000	10.636998	6.37%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.709505	13.095792	3.04%	0	2007
	12.040357	12.709505	5.56%	0	2006
	11.836190	12.040357	1.72%	0	2005
	11.346082	11.836190	4.32%	0	2004
	10.000000	11.346082	13.46%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.352141	14.760406	2.84%	46,897	2007
	13.238706	14.352141	8.41%	71,695	2006
	12.908186	13.238706	2.56%	71,267	2005
	12.105156	12.908186	6.63%	63,881	2004
	10.000000	12.105156	21.05%	50,631	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.406499	16.951581	3.32%	77,674	2007
	14.712506	16.406499	11.51%	78,039	2006
	14.113660	14.712506	4.24%	87,567	2005
	12.933688	14.113660	9.12%	78,270	2004
	10.000000	12.933688	29.34%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.046687	18.612502	3.14%	79,577	2007
	15.861023	18.046687	13.78%	79,513	2006
	15.094263	15.861023	5.08%	85,540	2005
	13.597762	15.094263	11.01%	80,141	2004
	10.000000	13.597762	35.98%	0	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.940299	16.870006	5.83%	2,399	2007
	14.932805	15.940299	6.75%	2,618	2006
	13.994583	14.932805	6.70%	178	2005
	12.477399	13.994583	12.16%	0	2004
	10.000000	12.477399	24.77%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.656197	19.531916	4.69%	1,477	2007
	17.438149	18.656197	6.98%	197	2006
	15.978117	17.438149	9.14%	386	2005
	14.181875	15.978117	12.67%	648	2004
	10.000000	14.181875	41.82%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.794206	9.990159	2.00%	1,592	2007
	9.624080	9.794206	1.77%	4,075	2006
	9.628441	9.624080	-0.05%	753	2005
	9.810935	9.628441	-1.86%	0	2004
	10.000000	9.810935	-1.89%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.687550	20.681660	-0.03%	0	2007
	17.359965	20.687550	19.17%	0	2006
	15.951095	17.359965	8.83%	0	2005
	13.654304	15.951095	16.82%	0	2004
	10.000000	13.654304	36.54%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.766245	14.760578	-0.04%	4,229	2007
	12.390705	14.766245	19.17%	3,426	2006
	11.383636	12.390705	8.85%	876	2005
	10.000000	11.383636	13.84%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.777740	16.816411	6.58%	0	2007
	15.736403	15.777740	0.26%	0	2006
	15.002820	15.736403	4.89%	0	2005
	13.617871	15.002820	10.17%	0	2004
	10.000000	13.617871	36.18%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.519533	19.431739	-9.70%	0	2007
	18.876419	21.519533	14.00%	0	2006
	18.864027	18.876419	0.07%	0	2005
	16.562373	18.864027	13.90%	0	2004
	10.000000	16.562373	65.62%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.917218	19.753773	-0.82%	1,993	2007
	18.306537	19.917218	8.80%	1,759	2006
	16.787676	18.306537	9.05%	933	2005
	14.517509	16.787676	15.64%	0	2004
	10.000000	14.517509	45.18%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.956119	16.756955	5.02%	4,511	2007
	14.452447	15.956119	10.40%	3,468	2006
	13.868376	14.452447	4.21%	0	2005
	13.005866	13.868376	6.63%	0	2004
	10.000000	13.005866	30.06%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	15.960776	18.642741	16.80%	0	2007
	14.812541	15.960776	7.75%	0	2006
	15.333495	14.812541	-3.40%	0	2005
	15.140282	15.333495	1.28%	0	2004
	10.000000	15.140282	51.40%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.263610	13.146056	16.71%	0	2007
	10.404324	11.263610	8.26%	0	2006
	10.770237	10.404324	-3.40%	0	2005
	10.000000	10.770237	7.70%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.999938	20.206795	18.86%	0	2007
	17.550196	16.999938	-3.14%	0	2006
	16.138391	17.550196	8.75%	0	2005
	14.788374	16.138391	9.13%	0	2004
	10.000000	14.788374	47.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.510656	16.599768	-5.20%	8,395	2007
	15.564177	17.510656	12.51%	8,448	2006
	15.378922	15.564177	1.20%	2,552	2005
	13.492206	15.378922	13.98%	1,349	2004
	10.000000	13.492206	34.92%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.384471	11.593699	1.84%	0	2007
	11.153847	11.384471	2.07%	0	2006
	11.212189	11.153847	-0.52%	0	2005
	10.810989	11.212189	3.71%	0	2004
	10.000000	10.810989	8.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	15.012007	16.637189	10.83%	114	2007
	14.319587	15.012007	4.84%	128	2006
	14.026215	14.319587	2.09%	377	2005
	13.513916	14.026215	3.79%	375	2004
	10.000000	13.513916	35.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	22.002596	22.718743	3.25%	0	2007
	19.256202	22.002596	14.26%	0	2006
	17.340618	19.256202	11.05%	0	2005
	14.983757	17.340618	15.73%	0	2004
	10.000000	14.983757	49.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.515027	14.984275	3.23%	0	2007
	12.699393	14.515027	14.30%	0	2006
	11.437350	12.699393	11.03%	0	2005
	10.000000	11.437350	14.37%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.477174	-5.23%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.391163	12.973259	-3.12%	0	2007
	12.592807	13.391163	6.34%	0	2006
	12.680408	12.592807	-0.69%	0	2005
	11.979498	12.680408	5.85%	0	2004
	10.000000	11.979498	19.79%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	15.862146	16.080517	1.38%	5,565	2007
	14.197362	15.862146	11.73%	5,146	2006
	13.790950	14.197362	2.95%	1,485	2005
	12.979264	13.790950	6.25%	877	2004
	10.000000	12.979264	29.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.694340	19.862490	-4.02%	1,411	2007
	18.538687	20.694340	11.63%	1,163	2006
	17.355616	18.538687	6.82%	0	2005
	14.958800	17.355616	16.02%	0	2004
	10.000000	14.958800	49.59%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.262154	13.958308	-8.54%	0	2007
	13.524494	15.262154	12.85%	0	2006
	13.201360	13.524494	2.45%	0	2005
	12.204507	13.201360	8.17%	0	2004
	10.000000	12.204507	22.05%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.315023	20.373434	5.48%	0	2007
	15.533389	19.315023	24.35%	0	2006
	14.220424	15.533389	9.23%	0	2005
	12.571380	14.220424	13.12%	0	2004
	10.000000	12.571380	25.71%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.574995	12.915651	2.71%	0	2007
	12.250506	12.574995	2.65%	0	2006
	11.905241	12.250506	2.90%	0	2005
	11.643314	11.905241	2.25%	0	2004
	10.000000	11.643314	16.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.831153	12.954226	9.49%	1,177	2007
	11.115395	11.831153	6.44%	0	2006
	10.000000	11.115395	11.15%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.070215	12.104596	0.28%	0	2007
	10.449233	12.070215	15.51%	0	2006
	10.000000	10.449233	4.49%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.075999	10.320256	2.42%	0	2007
	9.949015	10.075999	1.28%	0	2006
	10.000000	9.949015	-0.51%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.371626	10.622140	2.42%	5,274	2007
	10.286860	10.371626	0.82%	5,817	2006
	10.166177	10.286860	1.19%	0	2005
	10.034219	10.166177	1.32%	0	2004
	10.000000	10.034219	0.34%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.697327	16.256199	3.56%	0	2007
	14.551356	15.697327	7.88%	0	2006
	13.328752	14.551356	9.17%	0	2005
	12.437910	13.328752	7.16%	0	2004
	10.000000	12.437910	24.38%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.948269	21.699258	-19.48%	282	2007
	20.105656	26.948269	34.03%	298	2006
	17.688232	20.105656	13.67%	298	2005
	13.352839	17.688232	32.47%	0	2004
	10.000000	13.352839	33.53%	0	2003*

Additional Contract Options Elected (Total 2.70%)
(Variable account charges of 2.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	16.906855	16.672189	-1.39%	312	2007
	15.383812	16.906855	9.90%	312	2006
	14.995495	15.383812	2.59%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.901683	16.198133	8.70%	0	2007
	14.439349	14.901683	3.20%	0	2006
	13.666449	14.439349	5.66%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	18.622189	20.027675	7.55%	629	2007
	16.461481	18.622189	13.13%	629	2006
	15.482266	16.461481	6.32%	629	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	16.963176	17.304815	2.01%	0	2007
	14.901586	16.963176	13.83%	0	2006
	14.640963	14.901586	1.78%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	19.534747	19.294732	-1.23%	0	2007
	17.578766	19.534747	11.13%	0	2006
	16.941580	17.578766	3.76%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	16.855464	16.326767	-3.14%	0	2007
	14.828562	16.855464	13.67%	0	2006
	14.580180	14.828562	1.70%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	19.146390	21.964415	14.72%	0	2007
	15.773306	19.146390	21.38%	0	2006
	14.331330	15.773306	10.06%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.901632	17.092296	14.70%	86	2007
	12.264424	14.901632	21.50%	0	2006
	11.156364	12.264424	9.93%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.990174	12.330968	-5.07%	1,223	2007
	11.103723	12.990174	16.99%	989	2006
	10.000000	11.103723	11.04%	989	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.935143	15.206929	17.56%	1,278	2007
	13.759434	12.935143	-5.99%	1,278	2006
	13.866297	13.759434	-0.77%	620	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	17.552705	16.169538	-7.88%	1,965	2007
	15.226827	17.552705	15.27%	2,500	2006
	14.923634	15.226827	2.03%	2,409	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.918536	16.178887	35.75%	1,886	2007
	11.249972	11.918536	5.94%	1,068	2006
	10.000000	11.249972	12.50%	672	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.335203	11.009254	6.52%	216	2007
	10.455242	10.335203	-1.15%	0	2006
	10.579241	10.455242	-1.17%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	19.837549	19.172521	-3.35%	61	2007
	17.818648	19.837549	11.33%	0	2006
	17.076334	17.818648	4.35%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	16.088906	16.433443	2.14%	55	2007
	14.351708	16.088906	12.10%	55	2006
	14.122620	14.351708	1.62%	55	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	14.637231	15.215613	3.95%	775	2007
	12.944223	14.637231	13.08%	775	2006
	12.776279	12.944223	1.31%	775	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.237302	13.151399	-13.69%	0	2007
	15.126454	15.237302	0.73%	0	2006
	14.726633	15.126454	2.71%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	16.211370	14.215734	-12.31%	0	2007
	14.302207	16.211370	13.35%	0	2006
	14.027907	14.302207	1.96%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	14.893279	15.885982	6.67%	0	2007
	13.219090	14.893279	12.66%	0	2006
	13.358397	13.219090	-1.04%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.208329	9.783682	-4.16%	0	2007
	10.000000	10.208329	2.08%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.125236	10.356746	2.29%	0	2007
	10.012938	10.125236	1.12%	0	2006
	10.189458	10.012938	-1.73%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	18.236387	20.811287	14.12%	4,301	2007
	16.818327	18.236387	8.43%	4,301	2006
	14.816910	16.818327	13.51%	4,301	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.060243	21.338807	41.69%	0	2007
	13.271812	15.060243	13.48%	0	2006
	10.000000	13.271812	32.72%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	17.595802	17.335945	-1.48%	1,157	2007
	15.077729	17.595802	16.70%	933	2006
	14.677279	15.077729	2.73%	933	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.304950	11.924411	5.48%	6,568	2007
	10.602063	11.304950	6.63%	6,568	2006
	10.000000	10.602063	6.02%	6,568	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.854675	12.682436	6.98%	0	2007
	10.906116	11.854675	8.70%	0	2006
	10.000000	10.906116	9.06%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.210862	13.195699	8.07%	2,348	2007
	11.112479	12.210862	9.88%	2,348	2006
	10.000000	11.112479	11.12%	2,348	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.636513	18.035540	23.22%	495	2007
	14.113970	14.636513	3.70%	126	2006
	13.747955	14.113970	2.66%	126	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.382389	10.513127	1.26%	50,660	2007
	10.245868	10.382389	1.33%	22,897	2006
	10.333602	10.245868	-0.85%	2,834	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.608905	24.246866	12.21%	610	2007
	19.756481	21.608905	9.38%	1,267	2006
	17.203473	19.756481	14.84%	1,267	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	21.374971	24.340979	13.88%	0	2007
	18.651531	21.374971	14.60%	0	2006
	16.136539	18.651531	15.59%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.482041	16.492583	13.88%	0	2007
	12.632503	14.482041	14.64%	0	2006
	10.932892	12.632503	15.55%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	20.515088	21.044170	2.58%	0	2007
	18.173475	20.515088	12.88%	228	2006
	18.233772	18.173475	-0.33%	228	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.014694	11.118291	0.94%	0	2007
	10.000000	11.014694	10.15%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	16.149816	15.289080	-5.33%	4,168	2007
	14.170259	16.149816	13.97%	4,168	2006
	14.079886	14.170259	0.64%	3,904	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	20.670291	19.630438	-5.03%	57	2007
	18.158666	20.670291	13.83%	0	2006
	17.156834	18.158666	5.84%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.682353	19.635127	25.21%	0	2007
	12.574382	15.682353	24.72%	0	2006
	10.000000	12.574382	25.74%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	19.895019	22.346846	12.32%	0	2007
	16.835067	19.895019	18.18%	0	2006
	15.703898	16.835067	7.20%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.460601	16.241135	12.31%	15,191	2007
	12.234869	14.460601	18.19%	8,803	2006
	11.416560	12.234869	7.17%	1,347	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.654855	11.509310	8.02%	0	2007
	9.703414	10.654855	9.81%	0	2006
	10.000000	9.703414	-2.97%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.529848	14.516734	7.29%	0	2007
	12.592696	13.529848	7.44%	0	2006
	12.020244	12.592696	4.76%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.461920	21.882481	32.93%	662	2007
	15.504109	16.461920	6.18%	0	2006
	14.155513	15.504109	9.53%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.060938	16.583174	3.25%	0	2007
	14.900668	16.060938	7.79%	0	2006
	13.806284	14.900668	7.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	30.138285	37.535847	24.55%	0	2007
	14.504159	30.138285	42.68%	0	2006
	11.290283	14.504159	28.47%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.704448	25.797416	24.60%	1,756	2007
	21.122496	20.704448	42.75%	3,175	2006
	16.451756	21.122496	28.39%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.770794	9.959154	1.93%	47,405	2007
	9.636249	9.770794	1.40%	23,037	2006
	9.762014	9.636249	-1.29%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	14.023902	15.147406	8.01%	0	2007
	13.430943	14.023902	4.41%	0	2006
	13.242813	13.430943	1.42%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.608077	18.430972	4.67%	173	2007
	15.016031	17.608077	17.26%	173	2006
	14.494132	15.016031	3.60%	173	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.973750	14.642200	-2.21%	0	2007
	14.620350	14.973750	2.42%	0	2006
	14.601735	14.620350	0.13%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.862023	13.919069	0.41%	25,764	2007
	11.539162	13.862023	20.13%	18,153	2006
	10.000000	11.539162	15.39%	2,153	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.240632	20.496072	18.88%	0	2007
	15.478049	17.240632	11.39%	0	2006
	14.023592	15.478049	10.37%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.362736	12.394276	0.26%	439	2007
	11.452501	12.362736	7.95%	0	2006
	10.000000	11.452501	14.53%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.407810	16.130814	4.69%	38,828	2007
	13.925889	15.407810	10.64%	23,563	2006
	13.392775	13.925889	3.98%	2,386	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.367125	10.705118	3.26%	12,740	2007
	10.000000	10.367125	3.67%	2,530	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.349385	10.368731	0.19%	6,043	2007
	10.000000	10.349385	3.49%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.647123	11.846096	11.26%	190	2007
	10.000000	10.647123	6.47%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.177964	11.079829	8.86%	2,172	2007
	10.000000	10.177964	1.78%	2,162	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.712924	-2.87%	6,646	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.557768	13.603229	0.34%	0	2007
	12.597132	13.557768	7.63%	0	2006
	12.644713	12.597132	-0.38%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.140183	11.181165	0.37%	0	2007
	10.351283	11.140183	7.62%	0	2006
	10.000000	10.351283	3.51%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	33.063333	46.703108	41.25%	0	2007
	24.926053	33.063333	32.65%	0	2006
	19.356954	24.926053	28.77%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.949016	28.228863	41.51%	0	2007
	15.012775	19.949016	32.88%	0	2006
	11.644707	15.012775	28.92%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	21.423673	25.023389	16.80%	0	2007
	16.031720	21.423673	33.63%	0	2006
	15.515277	16.031720	3.33%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	20.866520	20.013591	-4.09%	0	2007
	17.857299	20.866520	16.85%	0	2006
	16.564598	17.857299	7.80%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.109866	10.539565	4.25%	46,822	2007
	10.053696	10.109866	0.56%	22,339	2006
	10.005359	10.053696	0.48%	2,294	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	15.047983	16.531674	9.86%	0	2007
	15.097060	15.047983	-0.33%	0	2006
	14.340628	15.097060	5.27%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.250328	11.266195	9.91%	0	2007
	10.285422	10.250328	-0.34%	0	2006
	9.765820	10.285422	5.32%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.765655	11.456755	6.42%	0	2007
	10.000000	10.765655	7.66%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.243049	11.526471	2.52%	0	2007
	10.883299	11.243049	3.31%	0	2006
	10.826442	10.883299	0.53%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.684250	13.063022	2.99%	52,110	2007
	12.022586	12.684250	5.50%	11,762	2006
	11.824787	12.022586	1.67%	5,755	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	14.323647	14.723493	2.79%	442,960	2007
	13.219193	14.323647	8.35%	399,499	2006
	12.895765	13.219193	2.51%	48,851	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	16.373923	16.909180	3.27%	66,503	2007
	14.690818	16.373923	11.46%	77,687	2006
	14.100070	14.690818	4.19%	62,449	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	18.010853	18.565966	3.08%	74,778	2007
	15.837645	18.010853	13.72%	80,909	2006
	15.079743	15.837645	5.03%	70,924	2005

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.910367	16.829628	5.78%	21,424	2007
	14.912403	15.910367	6.69%	10,697	2006
	13.982615	14.912403	6.65%	1,322	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.619166	19.483084	4.64%	1,028	2007
	17.412461	18.619166	6.93%	1,028	2006
	15.962749	17.412461	9.08%	910	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.774552	9.964960	1.95%	10,917	2007
	9.609689	9.774552	1.72%	4,180	2006
	9.618970	9.609689	-0.10%	4,431	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.648674	20.632130	-0.08%	0	2007
	17.336214	20.648674	19.11%	0	2006
	15.937431	17.336214	8.78%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.746131	14.732856	-0.09%	20,219	2007
	12.380156	14.746131	19.11%	9,828	2006
	11.379776	12.380156	8.79%	1,403	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	15.746409	16.774341	6.53%	0	2007
	15.713206	15.746409	0.21%	0	2006
	14.988380	15.713206	4.84%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	21.476827	19.383155	-9.75%	0	2007
	18.848605	21.476827	13.94%	0	2006
	18.845879	18.848605	0.01%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	19.877673	19.704363	-0.87%	3,066	2007
	18.279558	19.877673	8.74%	3,108	2006
	16.771526	18.279558	8.99%	297	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	15.924444	16.715056	4.96%	32,693	2007
	14.431147	15.924444	10.35%	20,307	2006
	13.855035	14.431147	4.16%	2,121	2005

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	15.929085	18.596121	16.74%	0	2007
	14.790694	15.929085	7.70%	0	2006
	15.318740	14.790694	-3.45%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.248260	13.121358	16.65%	0	2007
	10.395474	11.248260	8.20%	0	2006
	10.766587	10.395474	-3.45%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.966159	20.156243	18.80%	731	2007
	17.524301	16.966159	-3.18%	731	2006
	16.122850	17.524301	8.69%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	17.475873	16.558249	-5.25%	20,740	2007
	15.541220	17.475873	12.45%	14,553	2006
	15.364109	15.541220	1.15%	2,032	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.361858	11.564704	1.79%	237	2007
	11.137395	11.361858	2.02%	0	2006
	11.201387	11.137395	-0.57%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.982196	16.595588	10.77%	55	2007
	14.298478	14.982196	4.78%	55	2006
	14.012700	14.298478	2.04%	55	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	21.958952	22.661965	3.20%	0	2007
	19.227848	21.958952	14.20%	0	2006
	17.323937	19.227848	10.99%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.495253	14.956133	3.18%	0	2007
	12.688592	14.495253	14.24%	0	2006
	11.433463	12.688592	10.98%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.473914	-5.26%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.364581	12.940816	-3.17%	0	2007
	12.574246	13.364581	6.29%	0	2006
	12.668195	12.574246	-0.74%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	15.830641	16.040291	1.32%	32,457	2007
	14.176418	15.830641	11.67%	23,517	2006
	13.777669	14.176418	2.89%	4,744	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	20.653265	19.812826	-4.07%	5,943	2007
	18.511367	20.653265	11.57%	3,520	2006
	17.338914	18.511367	6.76%	294	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.233478	13.924881	-8.59%	0	2007
	13.506000	15.233478	12.79%	0	2006
	13.190054	13.506000	2.40%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.278732	20.324655	5.43%	0	2007
	15.512142	19.278732	24.28%	0	2006
	14.208241	15.512142	9.18%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.551359	12.884717	2.66%	0	2007
	12.233756	12.551359	2.60%	0	2006
	11.895053	12.233756	2.85%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.821078	12.936513	9.44%	13,368	2007
	11.111609	11.821078	6.38%	2,885	2006
	10.000000	11.111609	11.12%	2,399	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.059930	12.088031	0.23%	2,930	2007
	10.445667	12.059930	15.45%	2,759	2006
	10.000000	10.445667	4.46%	2,579	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.067409	10.306133	2.37%	899	2007
	9.945627	10.067409	1.22%	607	2006
	10.000000	9.945627	-0.54%	607	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.352139	10.596703	2.36%	37,158	2007
	10.272794	10.352139	0.77%	16,975	2006
	10.157467	10.272794	1.14%	1,309	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.665159	16.214509	3.51%	0	2007
	14.528975	15.665159	7.82%	0	2006
	13.315068	14.528975	9.12%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.893082	21.643623	-19.52%	0	2007
	20.074749	26.893082	33.96%	0	2006
	17.670088	20.074749	13.61%	0	2005

Additional Contract Options Elected (Total 2.75%)
(Variable account charges of 2.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.532828	15.309324	-1.44%	0	2007
	14.140812	15.532828	9.84%	0	2006
	13.790927	14.140812	2.54%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.681420	14.864013	8.64%	0	2007
	13.263749	13.681420	3.15%	0	2006
	12.560211	13.263749	5.60%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.175529	18.462293	7.49%	6,063	2007
	15.190459	17.175529	13.07%	17,758	2006
	14.294172	15.190459	6.27%	18,690	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.262085	15.561424	1.96%	0	2007
	13.414103	15.262085	13.78%	0	2006
	13.186252	13.414103	1.73%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.016376	17.785824	-1.28%	0	2007
	16.220743	18.016376	11.07%	0	2006
	15.640797	16.220743	3.71%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.477566	14.984339	-3.19%	0	2007
	13.623342	15.477566	13.61%	0	2006
	13.402011	13.623342	1.65%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.589029	21.314011	14.66%	0	2007
	15.321986	18.589029	21.32%	0	2006
	13.928401	15.321986	10.01%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.881330	17.060187	14.64%	0	2007
	12.253995	14.881330	21.44%	0	2006
	11.152579	12.253995	9.88%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.979119	12.314104	-5.12%	0	2007
	11.099949	12.979119	16.93%	0	2006
	10.000000	11.099949	11.00%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.702944	13.751225	17.50%	0	2007
	12.455103	11.702944	-6.04%	0	2006
	12.558278	12.455103	-0.82%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.069089	14.795181	-7.93%	0	2007
	13.946940	16.069089	15.22%	0	2006
	13.676234	13.946940	1.98%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.908366	16.156747	35.68%	0	2007
	11.246145	11.908366	5.89%	0	2006
	10.000000	11.246145	12.46%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.314001	10.980994	6.47%	0	2007
	10.439144	10.314001	-1.20%	0	2006
	10.568368	10.439144	-1.22%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.260217	17.638936	-3.40%	0	2007
	16.410264	18.260217	11.27%	0	2006
	15.734676	16.410264	4.29%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.671470	14.977913	2.09%	0	2007
	13.094038	14.671470	12.05%	0	2006
	12.891636	13.094038	1.57%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.510240	14.036837	3.90%	0	2007
	11.953710	13.510240	13.02%	0	2006
	11.804661	11.953710	1.26%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.111941	12.173784	-13.73%	0	2007
	14.016466	14.111941	0.68%	0	2006
	13.652977	14.016466	2.66%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.173742	13.298959	-12.36%	0	2007
	13.393645	15.173742	13.29%	0	2006
	13.143524	13.393645	1.90%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.725346	14.632641	6.61%	0	2007
	12.188691	13.725346	12.61%	0	2006
	12.323453	12.188691	-1.09%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.204854	9.775297	-4.21%	0	2007
	10.000000	10.204854	2.05%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.949965	10.172207	2.23%	0	2007
	9.844659	9.949965	1.07%	0	2006
	10.023347	9.844659	-1.78%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.917090	19.295737	14.06%	4,408	2007
	15.609618	16.917090	8.38%	13,354	2006
	13.759080	15.609618	13.45%	14,757	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.047416	21.309610	41.62%	0	2007
	13.267310	15.047416	13.42%	0	2006
	10.000000	13.267310	32.67%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.157685	15.910840	-1.53%	0	2007
	13.852510	16.157685	16.64%	0	2006
	13.491515	13.852510	2.68%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.295312	11.908098	5.43%	0	2007
	10.598456	11.295312	6.58%	0	2006
	10.000000	10.598456	5.98%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.844572	12.665074	6.93%	0	2007
	10.902402	11.844572	8.64%	0	2006
	10.000000	10.902402	9.02%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.200463	13.177656	8.01%	0	2007
	11.108705	12.200463	9.83%	0	2006
	10.000000	11.108705	11.09%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.164805	16.213695	23.16%	0	2007
	12.701314	13.164805	3.65%	0	2006
	12.378260	12.701314	2.61%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.185742	10.308660	1.21%	10,932	2007
	10.056955	10.185742	1.28%	9,419	2006
	10.148269	10.056955	-0.90%	3,446	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	21.004090	23.556042	12.15%	7,157	2007
	19.213360	21.004090	9.32%	21,618	2006
	16.739109	19.213360	14.78%	22,814	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.950159	23.844891	13.82%	0	2007
	18.290207	20.950159	14.54%	0	2006
	15.832040	18.290207	15.53%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.462290	16.461582	13.82%	0	2007
	12.621740	14.462290	14.58%	0	2006
	10.929165	12.621740	15.49%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.234143	18.694738	2.53%	0	2007
	16.161154	18.234143	12.83%	0	2006
	16.223094	16.161154	-0.38%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.010936	11.108759	0.89%	0	2007
	10.000000	11.010936	10.11%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.914999	14.112772	-5.38%	5,926	2007
	13.093505	14.914999	13.91%	15,398	2006
	13.016674	13.093505	0.59%	16,324	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.961885	17.998664	-5.08%	0	2007
	16.666383	18.961885	13.77%	0	2006
	15.754961	16.666383	5.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.645767	11.493551	7.96%	0	2007
	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.972437	21.299565	12.27%	0	2007
	16.062611	18.972437	18.12%	0	2006
	14.991026	16.062611	7.15%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.440865	16.210600	12.26%	2,938	2007
	12.224436	14.440865	18.13%	2,934	2006
	11.412675	12.224436	7.11%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.645767	11.493551	7.96%	0	2007
	9.700107	10.645767	9.75%	0	2006
	10.000000	9.700107	-3.00%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.821512	13.749623	7.24%	0	2007
	11.939548	12.821512	7.39%	0	2006
	11.402622	11.939548	4.71%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.398782	20.458703	32.86%	0	2007
	14.510263	15.398782	6.12%	0	2006
	13.254893	14.510263	9.47%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.030752	16.543452	3.20%	0	2007
	14.880289	16.030752	7.73%	0	2006
	13.794474	14.880289	7.87%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.389401	35.339447	24.48%	0	2007
	19.906984	28.389401	42.61%	0	2006
	15.512965	19.906984	28.32%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.676225	25.748942	24.53%	361	2007
	14.491811	20.676225	42.68%	983	2006
	11.286445	14.491811	28.40%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.714992	9.897164	1.88%	13,057	2007
	9.586138	9.714992	1.34%	12,946	2006
	9.716232	9.586138	-1.34%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.745788	13.759787	7.96%	0	2007
	12.213138	12.745788	4.36%	0	2006
	12.048246	12.213138	1.37%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.424933	17.183658	4.62%	0	2007
	14.014222	16.424933	17.20%	0	2006
	13.534074	14.014222	3.55%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.793625	13.481237	-2.26%	0	2007
	13.474988	13.793625	2.36%	0	2006
	13.464723	13.474988	0.08%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.850199	13.900013	0.36%	5,362	2007
	11.535240	13.850199	20.07%	6,361	2006
	10.000000	11.535240	15.35%	429	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.205292	20.443491	18.82%	0	2007
	15.454241	17.205292	11.33%	0	2006
	14.009196	15.454241	10.31%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.352189	12.377301	0.20%	0	2007
	11.448603	12.352189	7.89%	0	2006
	10.000000	11.448603	14.49%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.378820	16.092134	4.64%	7,481	2007
	13.906813	15.378820	10.58%	7,953	2006
	13.381289	13.906813	3.93%	709	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.363593	10.695939	3.21%	14,896	2007
	10.000000	10.363593	3.64%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.345854	10.359835	0.14%	0	2007
	10.000000	10.345854	3.46%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.643505	11.835950	11.20%	0	2007
	10.000000	10.643505	6.44%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.174500	11.070327	8.80%	815	2007
	10.000000	10.174500	1.75%	899	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.709586	-2.90%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.516349	12.551826	0.28%	0	2007
	11.635459	12.516349	7.57%	0	2006
	11.685407	11.635459	-0.43%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.130696	11.165880	0.32%	0	2007
	10.347759	11.130696	7.57%	0	2006
	10.000000	10.347759	3.48%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.507117	44.481923	41.18%	0	2007
	23.765012	31.507117	32.58%	0	2006
	18.464766	23.765012	28.70%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.921838	28.175851	41.43%	0	2007
	15.000000	19.921838	32.81%	0	2006
	11.640756	15.000000	28.86%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.442923	23.865521	16.74%	0	2007
	15.305643	20.442923	33.56%	0	2006
	14.820198	15.305643	3.28%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.458024	18.653017	-4.14%	0	2007
	16.660463	19.458024	16.79%	0	2006
	15.462328	16.660463	7.75%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	10.005415	10.425291	4.20%	10,271	2007
	9.954928	10.005415	0.51%	10,055	2006
	9.912146	9.954928	0.43%	3,484	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.526955	14.853006	9.80%	0	2007
	13.578034	13.526955	-0.38%	0	2006
	12.904326	13.578034	5.22%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.236352	11.245021	9.85%	0	2007
	10.276647	10.236352	-0.39%	0	2006
	9.762494	10.276647	5.27%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.761991	11.446937	6.36%	0	2007
	10.000000	10.761991	7.62%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.997500	11.268896	2.47%	0	2007
	10.651066	10.997500	3.25%	0	2006
	10.600846	10.651066	0.47%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.202378	12.560263	2.93%	0	2007
	11.571769	12.202378	5.45%	0	2006
	11.387224	11.571769	1.62%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.575830	13.947586	2.74%	56,906	2007
	12.535451	13.575830	8.30%	57,758	2006
	12.235023	12.535451	2.46%	32,667	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.313687	15.806111	3.22%	35,350	2007
	13.746606	15.313687	11.40%	35,350	2006
	13.200595	13.746606	4.14%	30,101	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.636549	17.140432	3.03%	15,499	2007
	14.636665	16.636549	13.66%	15,356	2006
	13.943365	14.636665	4.97%	11,372	2005

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.880435	16.789289	5.72%	3,864	2007
	14.891991	15.880435	6.64%	3,979	2006
	13.970638	14.891991	6.59%	827	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.989461	17.768579	4.59%	0	2007
	15.896522	16.989461	6.88%	0	2006
	14.580496	15.896522	9.03%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.754929	9.939818	1.90%	3,651	2007
	9.595316	9.754929	1.66%	3,671	2006
	9.609508	9.595316	-0.15%	14,505	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.609862	20.582710	-0.13%	0	2007
	17.312502	20.609862	19.05%	0	2006
	15.923791	17.312502	8.72%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.726035	14.705170	-0.14%	3,958	2007
	12.369612	14.726035	19.05%	3,510	2006
	11.375904	12.369612	8.74%	398	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.293732	15.218971	6.47%	0	2007
	14.270918	14.293732	0.16%	0	2006
	13.619596	14.270918	4.78%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.989489	17.129432	-9.80%	0	2007
	16.674207	18.989489	13.89%	0	2006
	16.680345	16.674207	-0.04%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.169061	18.001336	-0.92%	477	2007
	16.716877	18.169061	8.69%	1,047	2006
	15.345626	16.716877	8.94%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.597345	15.314144	4.91%	6,456	2007
	13.235276	14.597345	10.29%	7,051	2006
	12.713412	13.235276	4.10%	372	2005

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.426893	16.833728	16.68%	0	2007
	13.402733	14.426893	7.64%	0	2006
	13.888335	13.402733	-3.50%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.232897	13.096661	16.59%	0	2007
	10.386599	11.232897	8.15%	0	2006
	10.762915	10.386599	-3.50%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.052811	17.873899	18.74%	0	2007
	15.555992	15.052811	-3.23%	0	2006
	14.319285	15.555992	8.64%	1,057	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.074868	15.222928	-5.30%	9,828	2007
	14.302634	16.074868	12.39%	19,598	2006
	14.146884	14.302634	1.10%	15,528	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.955332	11.145162	1.73%	0	2007
	10.744406	10.955332	1.96%	0	2006
	10.811681	10.744406	-0.62%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.511546	14.958820	10.71%	0	2007
	12.901553	13.511546	4.73%	0	2006
	12.650184	12.901553	1.99%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.518439	21.164400	3.15%	0	2007
	17.975701	20.518439	14.15%	0	2006
	16.204092	17.975701	10.93%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.475470	14.928004	3.13%	0	2007
	12.677771	14.475470	14.18%	0	2006
	11.429587	12.677771	10.92%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.470670	-5.29%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.220230	11.826628	-3.22%	0	2007
	11.503458	12.220230	6.23%	0	2006
	11.595358	11.503458	-0.79%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.604644	14.790405	1.27%	7,657	2007
	13.085247	14.604644	11.61%	12,683	2006
	12.723699	13.085247	2.84%	5,935	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.740234	17.968356	-4.12%	1,205	2007
	16.805357	18.740234	11.51%	1,259	2006
	15.749018	16.805357	6.71%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.204854	13.891529	-8.64%	0	2007
	13.487518	15.204854	12.73%	0	2006
	13.178754	13.487518	2.34%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.242493	20.275968	5.37%	0	2007
	15.490923	19.242493	24.22%	0	2006
	14.196078	15.490923	9.12%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.527778	12.853859	2.60%	0	2007
	12.217024	12.527778	2.54%	0	2006
	11.884869	12.217024	2.79%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.811012	12.918812	9.38%	1,754	2007
	11.107838	11.811012	6.33%	0	2006
	10.000000	11.107838	11.08%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.049648	12.071479	0.18%	0	2007
	10.442115	12.049648	15.39%	0	2006
	10.000000	10.442115	4.42%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.058822	10.292021	2.32%	0	2007
	9.942239	10.058822	1.17%	0	2006
	10.000000	9.942239	-0.58%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.332690	10.571339	2.31%	7,260	2007
	10.258741	10.332690	0.72%	7,053	2006
	10.148776	10.258741	1.08%	2,413	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.633022	16.172878	3.45%	0	2007
	14.506605	15.633022	7.76%	0	2006
	13.301386	14.506605	9.06%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.837957	21.588093	-19.56%	0	2007
	20.043870	26.837957	33.90%	0	2006
	17.651949	20.043870	13.55%	0	2005

Additional Contract Options Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.503610	15.272625	-1.49%	1,143	2007
	14.121454	15.503610	9.79%	1,143	2006
	13.779112	14.121454	2.48%	1,143	2005
	12.789753	13.779112	7.74%	955	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.655678	14.828378	8.59%	210	2007
	13.245580	13.655678	3.10%	210	2006
	12.549441	13.245580	5.55%	210	2005
	12.142002	12.549441	3.36%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.143227	18.418027	7.44%	0	2007
	15.169665	17.143227	13.01%	0	2006
	14.281923	15.169665	6.22%	0	2005
	12.746907	14.281923	12.04%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.233390	15.524125	1.91%	0	2007
	13.395752	15.233390	13.72%	0	2006
	13.174961	13.395752	1.68%	0	2005
	12.186801	13.174961	8.11%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.982482	17.743184	-1.33%	0	2007
	16.198526	17.982482	11.01%	0	2006
	15.627392	16.198526	3.65%	0	2005
	13.502003	15.627392	15.74%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.448472	14.948444	-3.24%	0	2007
	13.604697	15.448472	13.55%	0	2006
	13.390532	13.604697	1.60%	0	2005
	12.237370	13.390532	9.42%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.554075	21.262926	14.60%	0	2007
	15.301021	18.554075	21.26%	0	2006
	13.916463	15.301021	9.95%	0	2005
	12.474199	13.916463	11.56%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.861010	17.028093	14.58%	0	2007
	12.243539	14.861010	21.38%	0	2006
	11.148784	12.243539	9.82%	0	2005
	10.000000	11.148784	11.49%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.968040	12.297233	-5.17%	0	2007
	11.096173	12.968040	16.87%	0	2006
	10.000000	11.096173	10.96%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.680932	13.718263	17.44%	1,615	2007
	12.438053	11.680932	-6.09%	1,260	2006
	12.547516	12.438053	-0.87%	1,260	2005
	11.672766	12.547516	7.49%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.038864	14.759718	-7.98%	0	2007
	13.927848	16.038864	15.16%	0	2006
	13.664522	13.927848	1.93%	0	2005
	12.312803	13.664522	10.98%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.898203	16.134616	35.61%	782	2007
	11.242314	11.898203	5.83%	0	2006
	10.000000	11.242314	12.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.292835	10.952792	6.41%	0	2007
	10.423066	10.292835	-1.25%	0	2006
	10.557506	10.423066	-1.27%	436	2005
	10.265149	10.557506	2.85%	436	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.225887	17.596683	-3.45%	0	2007
	16.387803	18.225887	11.22%	0	2006
	15.721199	16.387803	4.24%	0	2005
	13.269792	15.721199	18.47%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.643919	14.942060	2.04%	0	2007
	13.076138	14.643919	11.99%	219	2006
	12.880598	13.076138	1.52%	365	2005
	12.008388	12.880598	7.26%	365	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.484814	14.003180	3.84%	2,765	2007
	11.937337	13.484814	12.96%	2,765	2006
	11.794538	11.937337	1.21%	3,186	2005
	11.578890	11.794538	1.86%	656	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.085397	12.144605	-13.78%	0	2007
	13.997272	14.085397	0.63%	0	2006
	13.641274	13.997272	2.61%	0	2005
	12.638237	13.641274	7.94%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.145228	13.267101	-12.40%	0	2007
	13.375330	15.145228	13.23%	0	2006
	13.132267	13.375330	1.85%	0	2005
	12.338227	13.132267	6.44%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.699522	14.597570	6.56%	0	2007
	12.172011	13.699522	12.55%	0	2006
	12.312912	12.172011	-1.14%	0	2005
	11.826685	12.312912	4.11%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.201373	9.766899	-4.26%	0	2007
	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.931232	10.147811	2.18%	0	2007
	9.831161	9.931232	1.02%	0	2006
	10.014740	9.831161	-1.83%	0	2005
	9.972182	10.014740	0.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.885277	19.249500	14.00%	1,079	2007
	15.588257	16.885277	8.32%	1,126	2006
	13.747290	15.588257	13.39%	1,126	2005
	12.281426	13.747290	11.94%	940	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.034572	21.280421	41.54%	0	2007
	13.262786	15.034572	13.36%	0	2006
	10.000000	13.262786	32.63%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.127300	15.872715	-1.58%	0	2007
	13.833557	16.127300	16.58%	0	2006
	13.479956	13.833557	2.62%	0	2005
	12.467627	13.479956	8.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.285675	11.891780	5.37%	0	2007
	10.594840	11.285675	6.52%	0	2006
	10.000000	10.594840	5.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.834454	12.647721	6.87%	0	2007
	10.898691	11.834454	8.59%	0	2006
	10.000000	10.898691	8.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.190040	13.159594	7.95%	0	2007
	11.104914	12.190040	9.77%	0	2006
	10.000000	11.104914	11.05%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.140040	16.174823	23.10%	701	2007
	12.683920	13.140040	3.60%	0	2006
	12.367653	12.683920	2.56%	0	2005
	12.338678	12.367653	0.23%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.166563	10.283945	1.15%	370	2007
	10.043177	10.166563	1.23%	370	2006
	10.139560	10.043177	-0.95%	370	2005
	10.012138	10.139560	1.27%	370	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.964602	23.499597	12.09%	1,732	2007
	19.187074	20.964602	9.26%	1,732	2006
	16.724783	19.187074	14.72%	2,054	2005
	13.802964	16.724783	21.17%	828	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.910740	23.787735	13.76%	0	2007
	18.265166	20.910740	14.48%	0	2006
	15.818470	18.265166	15.47%	0	2005
	14.361896	15.818470	10.14%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.442568	16.430640	13.77%	0	2007
	12.610993	14.442568	14.52%	0	2006
	10.925448	12.610993	15.43%	0	2005
	10.000000	10.925448	9.25%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.199841	18.649918	2.47%	532	2007
	16.139025	18.199841	12.77%	654	2006
	16.209185	16.139025	-0.43%	1,062	2005
	14.648743	16.209185	10.65%	655	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.886954	14.078962	-5.43%	2,298	2007
	13.075590	14.886954	13.85%	2,450	2006
	13.005516	13.075590	0.54%	2,298	2005
	12.054270	13.005516	7.89%	1,300	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.926235	17.955533	-5.13%	0	2007
	16.643589	18.926235	13.71%	0	2006
	15.741475	16.643589	5.73%	0	2005
	13.086999	15.741475	20.28%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.655615	19.581411	25.08%	0	2007
	12.565818	15.655615	24.59%	0	2006
	10.000000	12.565818	25.66%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.936735	21.248496	12.21%	0	2007
	16.040611	18.936735	18.05%	0	2006
	14.978170	16.040611	7.09%	0	2005
	13.000619	14.978170	15.21%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.421179	16.180116	12.20%	0	2007
	12.214028	14.421179	18.07%	0	2006
	11.408797	12.214028	7.06%	0	2005
	10.000000	11.408797	14.09%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.636680	11.477802	7.91%	0	2007
	9.696793	10.636680	9.69%	0	2006
	10.000000	9.696793	-3.03%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.797361	13.716635	7.18%	0	2007
	11.923172	12.797361	7.33%	0	2006
	11.392831	11.923172	4.66%	0	2005
	10.823381	11.392831	5.26%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.369835	20.409701	32.79%	897	2007
	14.490406	15.369835	6.07%	0	2006
	13.243551	14.490406	9.41%	0	2005
	11.549642	13.243551	14.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.000597	16.503809	3.14%	0	2007
	14.859913	16.000597	7.68%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.336008	35.254755	24.42%	0	2007
	19.879731	28.336008	42.54%	0	2006
	15.499666	19.879731	28.26%	0	2005
	13.435381	15.499666	15.36%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.648001	25.700512	24.47%	0	2007
	14.479447	20.648001	42.60%	0	2006
	11.282595	14.479447	28.33%	0	2005
	10.000000	11.282595	12.83%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.721833	13.726833	7.90%	0	2007
	12.196431	12.721833	4.31%	0	2006
	12.037929	12.196431	1.32%	0	2005
	11.363642	12.037929	5.93%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006
	13.522497	13.995070	3.49%	0	2005
	12.115695	13.522497	11.61%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006
	13.453192	13.456536	0.02%	0	2005
	12.371289	13.453192	8.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.838405	13.880996	0.31%	0	2007
	11.531311	13.838405	20.01%	0	2006
	10.000000	11.531311	15.31%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.170007	20.391020	18.76%	0	2007
	15.430456	17.170007	11.27%	0	2006
	13.994800	15.430456	10.26%	0	2005
	12.408314	13.994800	12.79%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.341647	12.360340	0.15%	0	2007
	11.444702	12.341647	7.84%	0	2006
	10.000000	11.444702	14.45%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.349909	16.053582	4.58%	0	2007
	13.887782	15.349909	10.53%	0	2006
	13.369827	13.887782	3.87%	0	2005
	12.142400	13.369827	10.11%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.706239	-2.94%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.492809	12.521742	0.23%	0	2007
	11.619538	12.492809	7.52%	0	2006
	11.675400	11.619538	-0.48%	0	2005
	10.910077	11.675400	7.01%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.447881	44.375378	41.11%	0	2007
	23.732497	31.447881	32.51%	0	2006
	18.448949	23.732497	28.64%	0	2005
	15.759468	18.448949	17.07%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.894675	28.122909	41.36%	0	2007
	14.987235	19.894675	32.74%	0	2006
	11.636799	14.987235	28.79%	0	2005
	10.000000	11.636799	16.37%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.404469	23.808316	16.68%	0	2007
	15.284686	20.404469	33.50%	0	2006
	14.807486	15.284686	3.22%	0	2005
	11.758284	14.807486	25.93%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.421442	18.608317	-4.19%	0	2007
	16.637664	19.421442	16.73%	0	2006
	15.449091	16.637664	7.69%	0	2005
	13.161241	15.449091	17.38%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.986568	10.400265	4.14%	0	2007
	9.941273	9.986568	0.46%	0	2006
	9.903636	9.941273	0.38%	0	2005
	9.867034	9.903636	0.37%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.501517	14.817412	9.75%	0	2007
	13.559455	13.501517	-0.43%	0	2006
	12.893287	13.559455	5.17%	0	2005
	12.331761	12.893287	4.55%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.222370	11.223857	9.80%	0	2007
	10.267888	10.222370	-0.44%	0	2006
	9.759182	10.267888	5.21%	0	2005
	10.000000	9.759182	-2.41%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.976822	11.241892	2.41%	0	2007
	10.636490	10.976822	3.20%	0	2006
	10.591762	10.636490	0.42%	0	2005
	10.412427	10.591762	1.72%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.179419	12.530153	2.88%	17,980	2007
	11.555928	12.179419	5.40%	17,980	2006
	11.377460	11.555928	1.57%	17,979	2005
	10.923167	11.377460	4.16%	6,894	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.550279	13.914143	2.69%	22,778	2007
	12.518287	13.550279	8.24%	15,575	2006
	12.224533	12.518287	2.40%	16,020	2005
	11.481709	12.224533	6.47%	14,532	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.284893	15.768234	3.16%	70,324	2007
	13.727793	15.284893	11.34%	71,215	2006
	13.189278	13.727793	4.08%	71,289	2005
	12.105231	13.189278	8.96%	62,436	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.605254	17.099349	2.98%	48,293	2007
	14.616624	16.605254	13.61%	56,837	2006
	13.931417	14.616624	4.92%	64,223	2005
	12.569557	13.931417	10.83%	49,681	2004

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.850558	16.749044	5.67%	0	2007
	14.871586	15.850558	6.58%	0	2006
	13.958654	14.871586	6.54%	0	2005
	12.464573	13.958654	11.99%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.957482	17.725964	4.53%	138	2007
	15.874744	16.957482	6.82%	138	2006
	14.567992	15.874744	8.97%	385	2005
	12.950210	14.567992	12.49%	385	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.735336	9.914727	1.84%	0	2007
	9.580955	9.735336	1.61%	0	2006
	9.600047	9.580955	-0.20%	0	2005
	9.797101	9.600047	-2.01%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.571100	20.533373	-0.18%	0	2007
	17.288801	20.571100	18.99%	0	2006
	15.910146	17.288801	8.67%	0	2005
	13.640268	15.910146	16.64%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.705923	14.677506	-0.19%	0	2007
	12.359066	14.705923	18.99%	0	2006
	11.372039	12.359066	8.68%	0	2005
	10.000000	11.372039	13.72%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.266847	15.182499	6.42%	0	2007
	14.251377	14.266847	0.11%	0	2006
	13.607925	14.251377	4.73%	0	2005
	12.370807	13.607925	10.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.953800	17.088383	-9.84%	0	2007
	16.651400	18.953800	13.83%	0	2006
	16.666066	16.651400	-0.09%	0	2005
	14.655152	16.666066	13.72%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.134915	17.958220	-0.97%	0	2007
	16.694020	18.134915	8.63%	0	2006
	15.332497	16.694020	8.88%	0	2005
	13.279559	15.332497	15.46%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.569894	15.277451	4.86%	0	2007
	13.217161	14.569894	10.23%	0	2006
	12.702523	13.217161	4.05%	0	2005
	11.930892	12.702523	6.47%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.399764	16.793369	16.62%	0	2007
	13.384391	14.399764	7.59%	0	2006
	13.876441	13.384391	-3.55%	0	2005
	13.722729	13.876441	1.12%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.217570	13.072039	16.53%	0	2007
	10.377741	11.217570	8.09%	0	2006
	10.759262	10.377741	-3.55%	0	2005
	10.000000	10.759262	7.59%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.024513	17.831070	18.68%	0	2007
	15.534704	15.024513	-3.28%	0	2006
	14.307021	15.534704	8.58%	0	2005
	13.130422	14.307021	8.96%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.044633	15.186446	-5.35%	2,806	2007
	14.283056	16.044633	12.33%	2,806	2006
	14.134759	14.283056	1.05%	3,194	2005
	12.419804	14.134759	13.81%	605	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.934729	11.118455	1.68%	0	2007
	10.729694	10.934729	1.91%	0	2006
	10.802415	10.729694	-0.67%	0	2005
	10.431942	10.802415	3.55%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.486148	14.922993	10.65%	180	2007
	12.883906	13.486148	4.67%	0	2006
	12.639352	12.883906	1.93%	0	2005
	12.196491	12.639352	3.63%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.479865	21.113690	3.09%	0	2007
	17.951115	20.479865	14.09%	0	2006
	16.190217	17.951115	10.88%	0	2005
	14.011298	16.190217	15.55%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.455738	14.899948	3.07%	0	2007
	12.666971	14.455738	14.12%	0	2006
	11.425697	12.666971	10.86%	0	2005
	10.000000	11.425697	14.26%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.467409	-5.33%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.197232	11.798275	-3.27%	0	2007
	11.487704	12.197232	6.18%	0	2006
	11.585419	11.487704	-0.84%	0	2005
	10.961919	11.585419	5.69%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.577174	14.754961	1.22%	315	2007
	13.067323	14.577174	11.55%	315	2006
	12.712792	13.067323	2.79%	315	2005
	11.983024	12.712792	6.09%	315	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.704995	17.925282	-4.17%	0	2007
	16.782352	18.704995	11.46%	0	2006
	15.735520	16.782352	6.65%	0	2005
	13.583359	15.735520	15.84%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.176246	13.858218	-8.68%	0	2007
	13.469048	15.176246	12.67%	0	2006
	13.167457	13.469048	2.29%	0	2005
	12.191947	13.167457	8.00%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.206311	20.227385	5.32%	0	2007
	15.469723	19.206311	24.15%	0	2006
	14.183924	15.469723	9.07%	0	2005
	12.558447	14.183924	12.94%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.504200	12.823032	2.55%	224	2007
	12.200292	12.504200	2.49%	224	2006
	11.874685	12.200292	2.74%	224	2005
	11.631345	11.874685	2.09%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.800922	12.901108	9.32%	0	2007
	11.104047	11.800922	6.28%	183	2006
	10.000000	11.104047	11.04%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.039375	12.054956	0.13%	0	2007
	10.438556	12.039375	15.34%	322	2006
	10.000000	10.438556	4.39%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.050235	10.277920	2.27%	0	2007
	9.938848	10.050235	1.12%	134	2006
	10.000000	9.938848	-0.61%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.313209	10.545947	2.26%	0	2007
	10.244667	10.313209	0.67%	0	2006
	10.140056	10.244667	1.03%	0	2005
	10.023880	10.140056	1.16%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.600967	16.131384	3.40%	0	2007
	14.484279	15.600967	7.71%	0	2006
	13.287725	14.484279	9.00%	0	2005
	12.418758	13.287725	7.00%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.782915	21.532674	-19.60%	0	2007
	20.013002	26.782915	33.83%	0	2006
	17.633805	20.013002	13.49%	0	2005
	13.332280	17.633805	32.26%	0	2004

Additional Contract Options Elected (Total 2.85%)
(Variable account charges of 2.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.474412	15.235976	-1.54%	0	2007
	14.102089	15.474412	9.73%	0	2006
	13.767282	14.102089	2.43%	0	2005
	12.785354	13.767282	7.68%	0	2004
	10.000000	12.785354	27.85%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.629968	14.792810	8.53%	0	2007
	13.227437	13.629968	3.04%	0	2006
	12.538680	13.227437	5.49%	0	2005
	12.137839	12.538680	3.30%	0	2004
	10.000000	12.137839	21.38%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.110939	18.373840	7.38%	0	2007
	15.148876	17.110939	12.95%	0	2006
	14.269683	15.148876	6.16%	0	2005
	12.742545	14.269683	11.98%	0	2004
	10.000000	12.742545	27.43%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.204715	15.486899	1.86%	0	2007
	13.377391	15.204715	13.66%	0	2006
	13.163653	13.377391	1.62%	0	2005
	12.182609	13.163653	8.05%	0	2004
	10.000000	12.182609	21.83%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.948676	17.700670	-1.38%	0	2007
	16.176364	17.948676	10.96%	0	2006
	15.614014	16.176364	3.60%	0	2005
	13.497375	15.614014	15.68%	0	2004
	10.000000	13.497375	34.97%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.419378	14.912561	-3.29%	0	2007
	13.586038	15.419378	13.49%	0	2006
	13.379040	13.586038	1.55%	0	2005
	12.233166	13.379040	9.37%	0	2004
	10.000000	12.233166	22.33%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.519137	21.211926	14.54%	0	2007
	15.280046	18.519137	21.20%	0	2006
	13.904524	15.280046	9.89%	0	2005
	12.469917	13.904524	11.50%	0	2004
	10.000000	12.469917	24.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.840726	16.996063	14.52%	0	2007
	12.233098	14.840726	21.32%	0	2006
	11.144990	12.233098	9.76%	0	2005
	10.000000	11.144990	11.45%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.956969	12.280383	-5.22%	0	2007
	11.092381	12.956969	16.81%	0	2006
	10.000000	11.092381	10.92%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.658936	13.685355	17.38%	0	2007
	12.421006	11.658936	-6.14%	0	2006
	12.536747	12.421006	-0.92%	0	2005
	11.668755	12.536747	7.44%	0	2004
	10.000000	11.668755	16.69%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	16.008676	14.724308	-8.02%	0	2007
	13.908773	16.008676	15.10%	0	2006
	13.652808	13.908773	1.87%	0	2005
	12.308567	13.652808	10.92%	0	2004
	10.000000	12.308567	23.09%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.888053	16.112524	35.54%	0	2007
	11.238494	11.888053	5.78%	0	2006
	10.000000	11.238494	12.38%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.271707	10.924657	6.36%	0	2007
	10.407007	10.271707	-1.30%	0	2006
	10.546648	10.407007	-1.32%	0	2005
	10.259870	10.546648	2.80%	0	2004
	10.000000	10.259870	2.60%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.191613	17.554495	-3.50%	0	2007
	16.365384	18.191613	11.16%	0	2006
	15.707742	16.365384	4.19%	0	2005
	13.265244	15.707742	18.41%	0	2004
	10.000000	13.265244	32.65%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.616330	14.906193	1.98%	0	2007
	13.058207	14.616330	11.93%	0	2006
	12.869541	13.058207	1.47%	0	2005
	12.004264	12.869541	7.21%	0	2004
	10.000000	12.004264	20.04%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.459445	13.969601	3.79%	0	2007
	11.920985	13.459445	12.91%	0	2006
	11.784425	11.920985	1.16%	0	2005
	11.574914	11.784425	1.81%	0	2004
	10.000000	11.574914	15.75%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.058876	12.115461	-13.82%	0	2007
	13.978098	14.058876	0.58%	0	2006
	13.629578	13.978098	2.56%	0	2005
	12.633898	13.629578	7.88%	0	2004
	10.000000	12.633898	26.34%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.116739	13.235294	-12.45%	0	2007
	13.357021	15.116739	13.17%	0	2006
	13.121013	13.357021	1.80%	0	2005
	12.333989	13.121013	6.38%	0	2004
	10.000000	12.333989	23.34%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.673729	14.562552	6.50%	0	2007
	12.155321	13.673729	12.49%	0	2006
	12.302329	12.155321	-1.19%	0	2005
	11.822615	12.302329	4.06%	0	2004
	10.000000	11.822615	18.23%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.197896	9.758518	-4.31%	0	2007
	10.000000	10.197896	1.98%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.912531	10.123459	2.13%	0	2007
	9.817682	9.912531	0.97%	0	2006
	10.006149	9.817682	-1.88%	0	2005
	9.968752	10.006149	0.38%	0	2004
	10.000000	9.968752	-0.31%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.853474	19.203321	13.94%	0	2007
	15.566881	16.853474	8.26%	0	2006
	13.735492	15.566881	13.33%	0	2005
	12.277211	13.735492	11.88%	0	2004
	10.000000	12.277211	22.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.021732	21.251247	41.47%	0	2007
	13.258264	15.021732	13.30%	0	2006
	10.000000	13.258264	32.58%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.096959	15.834650	-1.63%	0	2007
	13.814604	16.096959	16.52%	0	2006
	13.468397	13.814604	2.57%	0	2005
	12.463355	13.468397	8.06%	0	2004
	10.000000	12.463355	24.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.276041	11.875487	5.32%	0	2007
	10.591223	11.276041	6.47%	0	2006
	10.000000	10.591223	5.91%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.824366	12.630401	6.82%	0	2007
	10.894980	11.824366	8.53%	0	2006
	10.000000	10.894980	8.95%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.179627	13.141544	7.90%	0	2007
	11.101126	12.179627	9.72%	0	2006
	10.000000	11.101126	11.01%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.115288	16.136017	23.03%	0	2007
	12.666537	13.115288	3.54%	0	2006
	12.357042	12.666537	2.50%	0	2005
	12.334446	12.357042	0.18%	0	2004
	10.000000	12.334446	23.34%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.147401	10.259250	1.10%	0	2007
	10.029392	10.147401	1.18%	0	2006
	10.130851	10.029392	-1.00%	0	2005
	10.008692	10.130851	1.22%	0	2004
	10.000000	10.008692	0.09%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.925157	23.443255	12.03%	0	2007
	19.160810	20.925157	9.21%	0	2006
	16.710445	19.160810	14.66%	0	2005
	13.798224	16.710445	21.11%	0	2004
	10.000000	13.798224	37.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.871412	23.730715	13.70%	0	2007
	18.240167	20.871412	14.43%	0	2006
	15.804913	18.240167	15.41%	0	2005
	14.356964	15.804913	10.09%	0	2004
	10.000000	14.356964	43.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.422842	16.399711	13.71%	0	2007
	12.600232	14.422842	14.46%	0	2006
	10.921740	12.600232	15.37%	0	2005
	10.000000	10.921740	9.22%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.165598	18.605200	2.42%	0	2007
	16.116930	18.165598	12.71%	0	2006
	16.195296	16.116930	-0.48%	0	2005
	14.643720	16.195296	10.60%	0	2004
	10.000000	14.643720	46.44%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.003433	11.089715	0.78%	0	2007
	10.000000	11.003433	10.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.858915	14.045174	-5.48%	0	2007
	13.057656	14.858915	13.79%	0	2006
	12.994360	13.057656	0.49%	0	2005
	12.050137	12.994360	7.84%	0	2004
	10.000000	12.050137	20.50%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.890637	17.912494	-5.18%	0	2007
	16.620804	18.890637	13.66%	0	2006
	15.727990	16.620804	5.68%	0	2005
	13.082512	15.727990	20.22%	0	2004
	10.000000	13.082512	30.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.642267	19.554597	25.01%	0	2007
	12.561545	15.642267	24.53%	0	2006
	10.000000	12.561545	25.62%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.901107	21.197548	12.15%	0	2007
	16.018642	18.901107	17.99%	0	2006
	14.965327	16.018642	7.04%	0	2005
	12.996160	14.965327	15.15%	0	2004
	10.000000	12.996160	29.96%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.401492	16.149676	12.14%	0	2007
	12.203614	14.401492	18.01%	0	2006
	11.404916	12.203614	7.00%	0	2005
	10.000000	11.404916	14.05%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.627603	11.462082	7.85%	0	2007
	9.693494	10.627603	9.64%	0	2006
	10.000000	9.693494	-3.07%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.773294	13.683762	7.13%	0	2007
	11.906852	12.773294	7.28%	0	2006
	11.383070	11.906852	4.60%	0	2005
	10.819661	11.383070	5.21%	0	2004
	10.000000	10.819661	8.20%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.340883	20.360724	32.72%	0	2007
	14.470548	15.340883	6.01%	0	2006
	13.232185	14.470548	9.36%	0	2005
	11.545669	13.232185	14.61%	0	2004
	10.000000	11.545669	15.46%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.970494	16.464244	3.09%	0	2007
	14.839574	15.970494	7.62%	0	2006
	13.770838	14.839574	7.76%	0	2005
	12.067191	13.770838	14.12%	0	2004
	10.000000	12.067191	20.67%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.282713	35.170254	24.35%	0	2007
	19.852517	28.282713	42.46%	0	2006
	15.486381	19.852517	28.19%	0	2005
	13.430764	15.486381	15.31%	0	2004
	10.000000	13.430764	34.31%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.619851	25.652212	24.41%	0	2007
	14.467122	20.619851	42.53%	0	2006
	11.278764	14.467122	28.27%	0	2005
	10.000000	11.278764	12.79%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.678464	9.849756	1.77%	0	2007
	9.559888	9.678464	1.24%	0	2006
	9.699565	9.559888	-1.44%	0	2005
	9.906912	9.699565	-2.09%	0	2004
	10.000000	9.906912	-0.93%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.697865	13.693874	7.84%	0	2007
	12.179714	12.697865	4.25%	0	2006
	12.027601	12.179714	1.26%	0	2005
	11.359727	12.027601	5.88%	0	2004
	10.000000	11.359727	13.60%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.363186	17.101360	4.51%	0	2007
	13.975865	16.363186	17.08%	0	2006
	13.510880	13.975865	3.44%	0	2005
	12.111525	13.510880	11.55%	0	2004
	10.000000	12.111525	21.12%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.741763	13.416654	-2.37%	0	2007
	13.438103	13.741763	2.26%	0	2006
	13.441656	13.438103	-0.03%	0	2005
	12.367041	13.441656	8.69%	0	2004
	10.000000	12.367041	23.67%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.826580	13.861961	0.26%	0	2007
	11.527383	13.826580	19.95%	0	2006
	10.000000	11.527383	15.27%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.134766	20.338652	18.70%	0	2007
	15.406699	17.134766	11.22%	0	2006
	13.980420	15.406699	10.20%	0	2005
	12.401943	13.980420	12.73%	0	2004
	10.000000	12.401943	24.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.331119	12.343406	0.10%	0	2007
	11.440812	12.331119	7.78%	0	2006
	10.000000	11.440812	14.41%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.320993	16.015047	4.53%	0	2007
	13.868737	15.320993	10.47%	0	2006
	13.358352	13.868737	3.82%	0	2005
	12.138234	13.358352	10.05%	0	2004
	10.000000	12.138234	21.38%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.356520	10.677589	3.10%	0	2007
	10.000000	10.356520	3.57%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.338814	10.342087	0.03%	0	2007
	10.000000	10.338814	3.39%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.636230	11.815629	11.09%	0	2007
	10.000000	10.636230	6.36%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.167563	11.051329	8.69%	0	2007
	10.000000	10.167563	1.68%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.702909	-2.97%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.469291	12.491713	0.18%	0	2007
	11.603605	12.469291	7.46%	0	2006
	11.665375	11.603605	-0.53%	0	2005
	10.906328	11.665375	6.96%	0	2004
	10.000000	10.906328	9.06%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.111696	11.135297	0.21%	0	2007
	10.340700	11.111696	7.46%	0	2006
	10.000000	10.340700	3.41%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.388707	44.268999	41.03%	0	2007
	23.699996	31.388707	32.44%	0	2006
	18.433128	23.699996	28.57%	0	2005
	15.754061	18.433128	17.01%	0	2004
	10.000000	15.754061	57.54%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.867500	28.069984	41.29%	0	2007
	14.974442	19.867500	32.68%	0	2006
	11.632834	14.974442	28.73%	0	2005
	10.000000	11.632834	16.33%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.366102	23.751268	16.62%	0	2007
	15.263774	20.366102	33.43%	0	2006
	14.794802	15.263774	3.17%	0	2005
	11.754246	14.794802	25.87%	0	2004
	10.000000	11.754246	17.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.384910	18.563710	-4.24%	0	2007
	16.614898	19.384910	16.67%	0	2006
	15.435861	16.614898	7.64%	0	2005
	13.156728	15.435861	17.32%	0	2004
	10.000000	13.156728	31.57%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.967778	10.375340	4.09%	0	2007
	9.927655	9.967778	0.40%	0	2006
	9.895140	9.927655	0.33%	0	2005
	9.863646	9.895140	0.32%	0	2004
	10.000000	9.863646	-1.36%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.476102	14.781876	9.69%	0	2007
	13.540880	13.476102	-0.48%	0	2006
	12.882228	13.540880	5.11%	0	2005
	12.327520	12.882228	4.50%	0	2004
	10.000000	12.327520	23.28%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.208414	11.202742	9.74%	0	2007
	10.259128	10.208414	-0.49%	0	2006
	9.755864	10.259128	5.16%	0	2005
	10.000000	9.755864	-2.44%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.754640	11.427281	6.25%	0	2007
	10.000000	10.754640	7.55%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.956141	11.214908	2.36%	0	2007
	10.621905	10.956141	3.15%	0	2006
	10.582671	10.621905	0.37%	0	2005
	10.408847	10.582671	1.67%	0	2004
	10.000000	10.408847	4.09%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.156484	12.500087	2.83%	0	2007
	11.540093	12.156484	5.34%	0	2006
	11.367702	11.540093	1.52%	0	2005
	10.919414	11.367702	4.11%	0	2004
	10.000000	10.919414	9.19%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.524766	13.880760	2.63%	1,929	2007
	12.501130	13.524766	8.19%	1,929	2006
	12.214046	12.501130	2.35%	1,929	2005
	11.477768	12.214046	6.41%	1,929	2004
	10.000000	11.477768	14.78%	1,929	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.256095	15.730395	3.11%	0	2007
	13.708969	15.256095	11.29%	0	2006
	13.177970	13.708969	4.03%	0	2005
	12.101075	13.177970	8.90%	0	2004
	10.000000	12.101075	21.01%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.573999	17.058331	2.92%	0	2007
	14.596597	16.573999	13.55%	0	2006
	13.919470	14.596597	4.86%	0	2005
	12.565241	13.919470	10.78%	0	2004
	10.000000	12.565241	25.65%	0	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.820730	16.708880	5.61%	0	2007
	14.851217	15.820730	6.53%	0	2006
	13.946680	14.851217	6.49%	0	2005
	12.460291	13.946680	11.93%	0	2004
	10.000000	12.460291	24.60%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.925572	17.683461	4.48%	0	2007
	15.853004	16.925572	6.77%	0	2006
	14.555500	15.853004	8.91%	0	2005
	12.945767	14.555500	12.43%	0	2004
	10.000000	12.945767	29.46%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.715772	9.889685	1.79%	0	2007
	9.566609	9.715772	1.56%	0	2006
	9.590593	9.566609	-0.25%	0	2005
	9.792489	9.590593	-2.06%	0	2004
	10.000000	9.792489	-2.08%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.532404	20.484145	-0.24%	0	2007
	17.265128	20.532404	18.92%	0	2006
	15.896508	17.265128	8.61%	0	2005
	13.635582	15.896508	16.58%	0	2004
	10.000000	13.635582	36.36%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.685857	14.649884	-0.24%	0	2007
	12.348532	14.685857	18.93%	0	2006
	11.368174	12.348532	8.62%	0	2005
	10.000000	11.368174	13.68%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.240003	15.146086	6.36%	0	2007
	14.231869	14.240003	0.06%	0	2006
	13.596267	14.231869	4.67%	0	2005
	12.366565	13.596267	9.94%	0	2004
	10.000000	12.366565	23.67%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.918131	17.047395	-9.89%	0	2007
	16.628596	18.918131	13.77%	0	2006
	16.651779	16.628596	-0.14%	0	2005
	14.650131	16.651779	13.66%	0	2004
	10.000000	14.650131	46.50%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.100779	17.915143	-1.03%	0	2007
	16.671145	18.100779	8.58%	0	2006
	15.319338	16.671145	8.82%	0	2005
	13.274994	15.319338	15.40%	0	2004
	10.000000	13.274994	32.75%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.542462	15.240793	4.80%	0	2007
	13.199042	14.542462	10.18%	0	2006
	12.691615	13.199042	4.00%	0	2005
	11.926791	12.691615	6.41%	0	2004
	10.000000	11.926791	19.27%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.372668	16.753103	16.56%	0	2007
	13.366066	14.372668	7.53%	0	2006
	13.864555	13.366066	-3.60%	0	2005
	13.718029	13.864555	1.07%	0	2004
	10.000000	13.718029	37.18%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.202265	13.047450	16.47%	0	2007
	10.368904	11.202265	8.04%	0	2006
	10.755609	10.368904	-3.60%	0	2005
	10.000000	10.755609	7.56%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.996232	17.788298	18.62%	0	2007
	15.513430	14.996232	-3.33%	0	2006
	14.294760	15.513430	8.53%	0	2005
	13.125934	14.294760	8.90%	0	2004
	10.000000	13.125934	31.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.014427	15.150013	-5.40%	0	2007
	14.263491	16.014427	12.28%	0	2006
	14.122639	14.263491	1.00%	0	2005
	12.415544	14.122639	13.75%	0	2004
	10.000000	12.415544	24.16%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.914125	11.091759	1.63%	0	2007
	10.714977	10.914125	1.86%	0	2006
	10.793138	10.714977	-0.72%	0	2005
	10.428357	10.793138	3.50%	0	2004
	10.000000	10.428357	4.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.460732	14.887167	10.60%	0	2007
	12.866230	13.460732	4.62%	0	2006
	12.628498	12.866230	1.88%	0	2005
	12.192301	12.628498	3.58%	0	2004
	10.000000	12.192301	21.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.441325	21.063053	3.04%	0	2007
	17.926533	20.441325	14.03%	0	2006
	16.176333	17.926533	10.82%	0	2005
	14.006480	16.176333	15.49%	0	2004
	10.000000	14.006480	40.06%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.435995	14.871911	3.02%	0	2007
	12.656176	14.435995	14.06%	0	2006
	11.421809	12.656176	10.81%	0	2005
	10.000000	11.421809	14.22%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.464148	-5.36%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.174283	11.769983	-3.32%	0	2007
	11.471978	12.174283	6.12%	0	2006
	11.575495	11.471978	-0.89%	0	2005
	10.958158	11.575495	5.63%	0	2004
	10.000000	10.958158	9.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.549733	14.719571	1.17%	0	2007
	13.049418	14.549733	11.50%	0	2006
	12.701899	13.049418	2.74%	0	2005
	11.978907	12.701899	6.04%	0	2004
	10.000000	11.978907	19.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.669804	17.882304	-4.22%	0	2007
	16.759374	18.669804	11.40%	0	2006
	15.722038	16.759374	6.60%	0	2005
	13.578705	15.722038	15.78%	0	2004
	10.000000	13.578705	35.79%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.147670	13.824971	-8.73%	0	2007
	13.450598	15.147670	12.62%	0	2006
	13.156167	13.450598	2.24%	0	2005
	12.187758	13.156167	7.95%	0	2004
	10.000000	12.187758	21.88%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.170153	20.178866	5.26%	0	2007
	15.448511	19.170153	24.09%	0	2006
	14.171750	15.448511	9.01%	0	2005
	12.554124	14.171750	12.89%	0	2004
	10.000000	12.554124	25.54%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.480649	12.792270	2.50%	0	2007
	12.183574	12.480649	2.44%	0	2006
	11.864499	12.183574	2.69%	0	2005
	11.627345	11.864499	2.04%	0	2004
	10.000000	11.627345	16.27%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.790863	12.883440	9.27%	0	2007
	11.100267	11.790863	6.22%	0	2006
	10.000000	11.100267	11.00%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.029100	12.038436	0.08%	0	2007
	10.435000	12.029100	15.28%	0	2006
	10.000000	10.435000	4.35%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.041653	10.263831	2.21%	0	2007
	9.935459	10.041653	1.07%	0	2006
	10.000000	9.935459	-0.65%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.293809	10.520673	2.20%	0	2007
	10.230641	10.293809	0.62%	0	2006
	10.131364	10.230641	0.98%	0	2005
	10.020441	10.131364	1.11%	0	2004
	10.000000	10.020441	0.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.568941	16.089946	3.35%	0	2007
	14.461970	15.568941	7.65%	0	2006
	13.274069	14.461970	8.95%	0	2005
	12.412379	13.274069	6.94%	0	2004
	10.000000	12.412379	24.12%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.728022	21.477415	-19.64%	0	2007
	19.982221	26.728022	33.76%	0	2006
	17.615706	19.982221	13.43%	0	2005
	13.325440	17.615706	32.20%	0	2004
	10.000000	13.325440	33.25%	0	2003*

Additional Contract Options Elected (Total 2.90%)
(Variable account charges of 2.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.445290	15.199433	-1.59%	0	2007
	14.082772	15.445290	9.68%	0	2006
	13.755481	14.082772	2.38%	0	2005
	12.780967	13.755481	7.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.604316	14.757319	8.48%	0	2007
	13.209319	13.604316	2.99%	0	2006
	12.527929	13.209319	5.44%	0	2005
	12.133668	12.527929	3.25%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.078741	18.329773	7.33%	0	2007
	15.128125	17.078741	12.89%	0	2006
	14.257436	15.128125	6.11%	0	2005
	12.738161	14.257436	11.93%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.176090	15.449745	1.80%	0	2007
	13.359058	15.176090	13.60%	0	2006
	13.152366	13.359058	1.57%	0	2005
	12.178430	13.152366	8.00%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.914891	17.658212	-1.43%	0	2007
	16.154216	17.914891	10.90%	0	2006
	15.600628	16.154216	3.55%	0	2005
	13.492749	15.600628	15.62%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.390378	14.876804	-3.34%	0	2007
	13.567446	15.390378	13.44%	0	2006
	13.367576	13.567446	1.50%	0	2005
	12.228964	13.367576	9.31%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.484272	21.161036	14.48%	0	2007
	15.259105	18.484272	21.14%	0	2006
	13.892599	15.259105	9.84%	0	2005
	12.465623	13.892599	11.45%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.820471	16.964085	14.46%	0	2007
	12.222665	14.820471	21.25%	0	2006
	11.141201	12.222665	9.71%	0	2005
	10.000000	11.141201	11.41%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.945901	12.263533	-5.27%	255	2007
	11.088599	12.945901	16.75%	255	2006
	10.000000	11.088599	10.89%	255	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.636986	13.652512	17.32%	229	2007
	12.403985	11.636986	-6.18%	229	2006
	12.525993	12.403985	-0.97%	229	2005
	11.664747	12.525993	7.38%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.978534	14.688985	-8.07%	6,089	2007
	13.889704	15.978534	15.04%	0	2006
	13.641091	13.889704	1.82%	0	2005
	12.304334	13.641091	10.86%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.877890	16.090430	35.47%	0	2007
	11.234659	11.877890	5.73%	0	2006
	10.000000	11.234659	12.35%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.250604	10.896571	6.30%	1,173	2007
	10.390962	10.250604	-1.35%	1,173	2006
	10.535795	10.390962	-1.37%	1,173	2005
	10.254590	10.535795	2.74%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.157352	17.512361	-3.55%	0	2007
	16.342953	18.157352	11.10%	0	2006
	15.694264	16.342953	4.13%	0	2005
	13.260690	15.694264	18.35%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.588820	14.870437	1.93%	0	2007
	13.040322	14.588820	11.87%	0	2006
	12.858506	13.040322	1.41%	0	2005
	12.000142	12.858506	7.15%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.434090	13.936072	3.74%	0	2007
	11.904638	13.434090	12.85%	0	2006
	11.774304	11.904638	1.11%	0	2005
	11.570934	11.774304	1.76%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.032413	12.086400	-13.87%	0	2007
	13.958952	14.032413	0.53%	0	2006
	13.617890	13.958952	2.50%	0	2005
	12.629559	13.617890	7.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.088254	13.203521	-12.49%	0	2007
	13.338695	15.088254	13.12%	0	2006
	13.109750	13.338695	1.75%	0	2005
	12.329751	13.109750	6.33%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.647992	14.527619	6.45%	0	2007
	12.138671	13.647992	12.43%	0	2006
	12.291793	12.138671	-1.25%	0	2005
	11.818555	12.291793	4.00%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.194422	9.750141	-4.36%	0	2007
	10.000000	10.194422	1.94%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.893854	10.099163	2.08%	0	2007
	9.804217	9.893854	0.91%	0	2006
	9.997561	9.804217	-1.93%	0	2005
	9.965327	9.997561	0.32%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.821769	19.157279	13.88%	582	2007
	15.545572	16.821769	8.21%	582	2006
	13.723723	15.545572	13.28%	582	2005
	12.272996	13.723723	11.82%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	15.008928	21.222148	41.40%	0	2007
	13.253757	15.008928	13.24%	0	2006
	10.000000	13.253757	32.54%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.066649	15.796657	-1.68%	378	2007
	13.795673	16.066649	16.46%	378	2006
	13.456846	13.795673	2.52%	378	2005
	12.459069	13.456846	8.01%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.266401	11.859198	5.26%	0	2007
	10.587614	11.266401	6.41%	0	2006
	10.000000	10.587614	5.88%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.814257	12.613068	6.76%	6,499	2007
	10.891253	11.814257	8.47%	12,201	2006
	10.000000	10.891253	8.91%	12,201	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.169241	13.123546	7.84%	0	2007
	11.097340	12.169241	9.66%	1,883	2006
	10.000000	11.097340	10.97%	1,883	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.090608	16.097330	22.97%	0	2007
	12.649189	13.090608	3.49%	0	2006
	12.346444	12.649189	2.45%	0	2005
	12.330205	12.346444	0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.128315	10.234658	1.05%	27,697	2007
	10.015658	10.128315	1.12%	9,362	2006
	10.122163	10.015658	-1.05%	3,901	2005
	10.005256	10.122163	1.17%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.885751	23.387002	11.98%	2,881	2007
	19.134542	20.885751	9.15%	364	2006
	16.696106	19.134542	14.60%	364	2005
	13.793477	16.696106	21.04%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.832105	23.673771	13.64%	0	2007
	18.215158	20.832105	14.37%	0	2006
	15.791349	18.215158	15.35%	0	2005
	14.352034	15.791349	10.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.403139	16.368834	13.65%	0	2007
	12.589481	14.403139	14.41%	0	2006
	10.918019	12.589481	15.31%	0	2005
	10.000000	10.918019	9.18%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.131407	18.560573	2.37%	0	2007
	16.094853	18.131407	12.65%	0	2006
	16.181416	16.094853	-0.53%	0	2005
	14.638700	16.181416	10.54%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.999677	11.080202	0.73%	0	2007
	10.000000	10.999677	10.00%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.830946	14.011474	-5.53%	454	2007
	13.039769	14.830946	13.74%	454	2006
	12.983211	13.039769	0.44%	454	2005
	12.045993	12.983211	7.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.855057	17.869494	-5.23%	0	2007
	16.598023	18.855057	13.60%	0	2006
	15.714493	16.598023	5.62%	0	2005
	13.078014	15.714493	20.16%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.628896	19.527774	24.95%	0	2007
	12.557258	15.628896	24.46%	0	2006
	10.000000	12.557258	25.57%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.865540	21.146720	12.09%	0	2007
	15.996704	18.865540	17.93%	0	2006
	14.952499	15.996704	6.98%	0	2005
	12.991703	14.952499	15.09%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.381842	16.119306	12.08%	5,785	2007
	12.193209	14.381842	17.95%	4,576	2006
	11.401040	12.193209	6.95%	1,801	2005
	10.000000	11.401040	14.01%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.618516	11.446355	7.80%	0	2007
	9.690179	10.618516	9.58%	0	2006
	10.000000	9.690179	-3.10%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.749207	13.650885	7.07%	0	2007
	11.890510	12.749207	7.22%	0	2006
	11.373293	11.890510	4.55%	0	2005
	10.815940	11.373293	5.15%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.312013	20.311904	32.65%	0	2007
	14.450732	15.312013	5.96%	0	2006
	13.220843	14.450732	9.30%	0	2005
	11.541708	13.220843	14.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.940436	16.424740	3.04%	0	2007
	14.819240	15.940436	7.57%	0	2006
	13.759029	14.819240	7.71%	0	2005
	12.063045	13.759029	14.06%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.229503	35.085929	24.29%	0	2007
	19.825334	28.229503	42.39%	0	2006
	15.473111	19.825334	28.13%	0	2005
	13.426165	15.473111	15.25%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.591711	25.603961	24.34%	864	2007
	14.454788	20.591711	42.46%	1,524	2006
	11.274929	14.454788	28.20%	0	2005
	10.000000	11.274929	12.75%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.660236	9.826118	1.72%	10,151	2007
	9.546777	9.660236	1.19%	9,101	2006
	9.691239	9.546777	-1.49%	0	2005
	9.903507	9.691239	-2.14%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.673971	13.661043	7.79%	0	2007
	12.163031	12.673971	4.20%	0	2006
	12.017285	12.163031	1.21%	0	2005
	11.355831	12.017285	5.82%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.332392	17.060349	4.46%	0	2007
	13.956727	16.332392	17.02%	0	2006
	13.499305	13.956727	3.39%	0	2005
	12.107371	13.499305	11.50%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.715880	13.384456	-2.42%	0	2007
	13.419688	13.715880	2.21%	0	2006
	13.430116	13.419688	-0.08%	0	2005
	12.362790	13.430116	8.63%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.814772	13.842936	0.20%	9,196	2007
	11.523451	13.814772	19.88%	9,285	2006
	10.000000	11.523451	15.23%	2,583	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.099587	20.286401	18.64%	0	2007
	15.382955	17.099587	11.16%	0	2006
	13.966047	15.382955	10.15%	0	2005
	12.395570	13.966047	12.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.320585	12.326477	0.05%	0	2007
	11.436904	12.320585	7.73%	0	2006
	10.000000	11.436904	14.37%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.292170	15.976650	4.48%	12,227	2007
	13.849765	15.292170	10.41%	11,318	2006
	13.346916	13.849765	3.77%	3,934	2005
	12.134069	13.346916	10.00%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.352988	10.668436	3.05%	4,762	2007
	10.000000	10.352988	3.53%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.335279	10.333205	-0.02%	1,376	2007
	10.000000	10.335279	3.35%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.632602	11.805488	11.03%	2,255	2007
	10.000000	10.632602	6.33%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.164081	11.041848	8.64%	7,372	2007
	10.000000	10.164081	1.64%	1,417	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.699564	-3.00%	1,454	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.445815	12.461746	0.13%	0	2007
	11.587708	12.445815	7.41%	0	2006
	11.655376	11.587708	-0.58%	0	2005
	10.902580	11.655376	6.90%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.102217	11.120039	0.16%	0	2007
	10.337176	11.102217	7.40%	0	2006
	10.000000	10.337176	3.37%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.329657	44.162882	40.96%	0	2007
	23.667553	31.329657	32.37%	0	2006
	18.417335	23.667553	28.51%	0	2005
	15.748667	18.417335	16.95%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.840375	28.017167	41.21%	0	2007
	14.961672	19.840375	32.61%	0	2006
	11.628878	14.961672	28.66%	0	2005
	10.000000	11.628878	16.29%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.327720	23.694241	16.56%	0	2007
	15.242822	20.327720	33.36%	0	2006
	14.782091	15.242822	3.12%	0	2005
	11.750192	14.782091	25.80%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.348407	18.519157	-4.29%	0	2007
	16.592118	19.348407	16.61%	0	2006
	15.422614	16.592118	7.58%	0	2005
	13.152205	15.422614	17.26%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.949017	10.350451	4.03%	11,447	2007
	9.914054	9.949017	0.35%	9,511	2006
	9.886658	9.914054	0.28%	3,946	2005
	9.860251	9.886658	0.27%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.450725	14.746408	9.63%	0	2007
	13.522315	13.450725	-0.53%	0	2006
	12.871172	13.522315	5.06%	0	2005
	12.323283	12.871172	4.45%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.194456	11.181639	9.68%	0	2007
	10.250372	10.194456	-0.55%	0	2006
	9.752536	10.250372	5.10%	0	2005
	10.000000	9.752536	-2.47%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.750967	11.417470	6.20%	0	2007
	10.000000	10.750967	7.51%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.935500	11.187982	2.31%	7,524	2007
	10.607328	10.935500	3.09%	7,524	2006
	10.573577	10.607328	0.32%	0	2005
	10.405257	10.573577	1.62%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.133582	12.470094	2.77%	16,373	2007
	11.524270	12.133582	5.29%	5,563	2006
	11.357949	11.524270	1.46%	3,407	2005
	10.915663	11.357949	4.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.499289	13.847446	2.58%	136,461	2007
	12.483991	13.499289	8.13%	126,855	2006
	12.203565	12.483991	2.30%	48,867	2005
	11.473815	12.203565	6.36%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.227391	15.692672	3.06%	38,570	2007
	13.690198	15.227391	11.23%	39,090	2006
	13.166672	13.690198	3.98%	39,525	2005
	12.096924	13.166672	8.84%	6,779	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.542776	17.017388	2.87%	40,810	2007
	14.576583	16.542776	13.49%	44,446	2006
	13.907522	14.576583	4.81%	45,820	2005
	12.560927	13.907522	10.72%	4,744	2004

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.790949	16.668789	5.56%	6,802	2007
	14.830885	15.790949	6.47%	4,940	2006
	13.934731	14.830885	6.43%	2,059	2005
	12.456019	13.934731	11.87%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.893707	17.641031	4.42%	0	2007
	15.831280	16.893707	6.71%	0	2006
	14.543012	15.831280	8.86%	0	2005
	12.941316	14.543012	12.38%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.696233	9.864687	1.74%	5,371	2007
	9.552274	9.696233	1.51%	1,398	2006
	9.581141	9.552274	-0.30%	3,615	2005
	9.787876	9.581141	-2.11%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.493766	20.435011	-0.29%	0	2007
	17.241481	20.493766	18.86%	0	2006
	15.882898	17.241481	8.55%	0	2005
	13.630908	15.882898	16.52%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.665811	14.622321	-0.30%	9,288	2007
	12.338001	14.665811	18.87%	4,912	2006
	11.364307	12.338001	8.57%	2,101	2005
	10.000000	11.364307	13.64%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.213183	15.109742	6.31%	0	2007
	14.212372	14.213183	0.01%	0	2006
	13.584600	14.212372	4.62%	0	2005
	12.362310	13.584600	9.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.882526	17.006506	-9.94%	0	2007
	16.605827	18.882526	13.71%	0	2006
	16.637516	16.605827	-0.19%	0	2005
	14.645102	16.637516	13.60%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.066722	17.872169	-1.08%	1,681	2007
	16.648325	18.066722	8.52%	1,627	2006
	15.306215	16.648325	8.77%	578	2005
	13.270446	15.306215	15.34%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.515092	15.204239	4.75%	10,958	2007
	13.180964	14.515092	10.12%	10,406	2006
	12.680737	13.180964	3.94%	3,757	2005
	11.922694	12.680737	6.36%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.345610	16.712913	16.50%	0	2007
	13.347747	14.345610	7.48%	0	2006
	13.852672	13.347747	-3.64%	0	2005
	13.713318	13.852672	1.02%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.186955	13.022874	16.41%	0	2007
	10.360060	11.186955	7.98%	0	2006
	10.751957	10.360060	-3.64%	0	2005
	10.000000	10.751957	7.52%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.967996	17.745627	18.56%	0	2007
	15.492183	14.967996	-3.38%	0	2006
	14.282499	15.492183	8.47%	0	2005
	13.121426	14.282499	8.85%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.984278	15.113654	-5.45%	7,357	2007
	14.243936	15.984278	12.22%	8,027	2006
	14.110530	14.243936	0.95%	4,191	2005
	12.411279	14.110530	13.69%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.893552	11.065126	1.58%	0	2007
	10.700276	10.893552	1.81%	0	2006
	10.783870	10.700276	-0.78%	0	2005
	10.424765	10.783870	3.44%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.435402	14.851457	10.54%	661	2007
	12.848610	13.435402	4.57%	661	2006
	12.617678	12.848610	1.83%	661	2005
	12.188116	12.617678	3.52%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.402828	21.012505	2.99%	0	2007
	17.901961	20.402828	13.97%	0	2006
	16.162460	17.901961	10.76%	0	2005
	14.001678	16.162460	15.43%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.416256	14.843883	2.97%	0	2007
	12.645362	14.416256	14.00%	0	2006
	11.417920	12.645362	10.75%	0	2005
	10.000000	11.417920	14.18%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.460886	-5.39%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.151338	11.741725	-3.37%	0	2007
	11.456241	12.151338	6.07%	0	2006
	11.565559	11.456241	-0.95%	0	2005
	10.954392	11.565559	5.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.522344	14.684251	1.11%	9,520	2007
	13.031540	14.522344	11.44%	10,844	2006
	12.690995	13.031540	2.68%	3,799	2005
	11.974785	12.690995	5.98%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.634685	17.839431	-4.27%	2,199	2007
	16.736436	18.634685	11.34%	1,963	2006
	15.708576	16.736436	6.54%	574	2005
	13.574057	15.708576	15.72%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.119153	13.791800	-8.78%	0	2007
	13.432161	15.119153	12.56%	0	2006
	13.144882	13.432161	2.19%	0	2005
	12.183573	13.144882	7.89%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.134074	20.130464	5.21%	0	2007
	15.427356	19.134074	24.03%	0	2006
	14.159595	15.427356	8.95%	0	2005
	12.549818	14.159595	12.83%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.457162	12.761582	2.44%	0	2007
	12.166878	12.457162	2.39%	0	2006
	11.854318	12.166878	2.64%	0	2005
	11.623350	11.854318	1.99%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.780778	12.865766	9.21%	3,558	2007
	11.096477	11.780778	6.17%	216	2006
	10.000000	11.096477	10.96%	216	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.018820	12.021913	0.03%	0	2007
	10.431436	12.018820	15.22%	0	2006
	10.000000	10.431436	4.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.033075	10.249756	2.16%	5,804	2007
	9.932069	10.033075	1.02%	0	2006
	10.000000	9.932069	-0.68%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.274400	10.495392	2.15%	8,989	2007
	10.216599	10.274400	0.57%	7,247	2006
	10.122660	10.216599	0.93%	2,987	2005
	10.016986	10.122660	1.05%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.536948	16.048567	3.29%	0	2007
	14.439659	15.536948	7.60%	0	2006
	13.260395	14.439659	8.89%	0	2005
	12.405989	13.260395	6.89%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.673154	21.422224	-19.69%	0	2007
	19.951427	26.673154	33.69%	0	2006
	17.597589	19.951427	13.38%	0	2005
	13.318588	17.597589	32.13%	0	2004

Additional Contract Options Elected (Total 2.95%)
(Variable account charges of 2.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.416198	15.162946	-1.64%	743	2007
	14.063464	15.416198	9.62%	743	2006
	13.743679	14.063464	2.33%	743	2005
	12.776581	13.743679	7.57%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.578698	14.721909	8.42%	824	2007
	13.191217	13.578698	2.94%	824	2006
	12.517189	13.191217	5.38%	824	2005
	12.129507	12.517189	3.20%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.046563	18.285763	7.27%	717	2007
	15.107382	17.046563	12.84%	717	2006
	14.245194	15.107382	6.05%	717	2005
	12.733783	14.245194	11.87%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.147501	15.412659	1.75%	0	2007
	13.340748	15.147501	13.54%	0	2006
	13.141080	13.340748	1.52%	0	2005
	12.174249	13.141080	7.94%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.881134	17.615800	-1.48%	0	2007
	16.132048	17.881134	10.84%	0	2006
	15.587227	16.132048	3.50%	0	2005
	13.488105	15.587227	15.56%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.361347	14.841066	-3.39%	0	2007
	13.548825	15.361347	13.38%	0	2006
	13.356098	13.548825	1.44%	0	2005
	12.224760	13.356098	9.25%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.449453	21.110240	14.42%	0	2007
	15.238179	18.449453	21.07%	0	2006
	13.880674	15.238179	9.78%	0	2005
	12.461347	13.880674	11.39%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.800201	16.932114	14.40%	0	2007
	12.212211	14.800201	21.19%	0	2006
	11.137401	12.212211	9.65%	0	2005
	10.000000	11.137401	11.37%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.934852	12.246723	-5.32%	0	2007
	11.084819	12.934852	16.69%	0	2006
	10.000000	11.084819	10.85%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.615071	13.619754	17.26%	0	2007
	12.387000	11.615071	-6.23%	0	2006
	12.515259	12.387000	-1.02%	0	2005
	11.660746	12.515259	7.33%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.948450	14.653725	-8.12%	0	2007
	13.870673	15.948450	14.98%	0	2006
	13.629395	13.870673	1.77%	0	2005
	12.300119	13.629395	10.81%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.867748	16.068374	35.40%	0	2007
	11.230829	11.867748	5.67%	0	2006
	10.000000	11.230829	12.31%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.229535	10.868544	6.25%	0	2007
	10.374932	10.229535	-1.40%	0	2006
	10.524947	10.374932	-1.43%	0	2005
	10.249311	10.524947	2.69%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.123187	17.470354	-3.60%	0	2007
	16.320582	18.123187	11.04%	0	2006
	15.680816	16.320582	4.08%	0	2005
	13.256138	15.680816	18.29%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.561317	14.834721	1.88%	0	2007
	13.022426	14.561317	11.82%	0	2006
	12.847460	13.022426	1.36%	0	2005
	11.996017	12.847460	7.10%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.408775	13.902607	3.68%	0	2007
	11.888318	13.408775	12.79%	0	2006
	11.764206	11.888318	1.05%	0	2005
	11.566955	11.764206	1.71%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.005971	12.057371	-13.91%	0	2007
	13.939809	14.005971	0.47%	0	2006
	13.606201	13.939809	2.45%	0	2005
	12.625221	13.606201	7.77%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.059842	13.171822	-12.54%	0	2007
	13.320413	15.059842	13.06%	0	2006
	13.098507	13.320413	1.69%	0	2005
	12.325521	13.098507	6.27%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.622285	14.492745	6.39%	0	2007
	12.122027	13.622285	12.38%	0	2006
	12.281237	12.122027	-1.30%	0	2005
	11.814494	12.281237	3.95%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.190937	9.741755	-4.41%	0	2007
	10.000000	10.190937	1.91%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.875201	10.074911	2.02%	0	2007
	9.790765	9.875201	0.86%	0	2006
	9.988969	9.790765	-1.98%	0	2005
	9.961892	9.988969	0.27%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.790060	19.111269	13.82%	0	2007
	15.524254	16.790060	8.15%	0	2006
	13.711943	15.524254	13.22%	0	2005
	12.268778	13.711943	11.76%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.996100	21.193040	41.32%	0	2007
	13.249240	14.996100	13.18%	0	2006
	10.000000	13.249240	32.49%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.036397	15.758756	-1.73%	0	2007
	13.776764	16.036397	16.40%	0	2006
	13.445300	13.776764	2.47%	0	2005
	12.454790	13.445300	7.95%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.256789	11.842950	5.21%	0	2007
	10.584006	11.256789	6.36%	0	2006
	10.000000	10.584006	5.84%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.804171	12.595796	6.71%	0	2007
	10.887542	11.804171	8.42%	0	2006
	10.000000	10.887542	8.88%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.158832	13.105532	7.79%	0	2007
	11.093553	12.158832	9.60%	0	2006
	10.000000	11.093553	10.94%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.065942	16.058683	22.90%	0	2007
	12.631845	13.065942	3.44%	0	2006
	12.335850	12.631845	2.40%	0	2005
	12.325979	12.335850	0.08%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.109218	10.210067	1.00%	0	2007
	10.001915	10.109218	1.07%	0	2006
	10.113473	10.001915	-1.10%	0	2005
	10.001808	10.113473	1.12%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.846437	23.330893	11.92%	0	2007
	19.108331	20.846437	9.10%	0	2006
	16.681794	19.108331	14.55%	610	2005
	13.788746	16.681794	20.98%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.792856	23.616929	13.58%	0	2007
	18.190186	20.792856	14.31%	0	2006
	15.777797	18.190186	15.29%	0	2005
	14.347105	15.777797	9.97%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.383473	16.338025	13.59%	0	2007
	12.578753	14.383473	14.35%	0	2006
	10.914304	12.578753	15.25%	0	2005
	10.000000	10.914304	9.14%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.097253	18.516014	2.31%	0	2007
	16.072781	18.097253	12.60%	0	2006
	16.167524	16.072781	-0.59%	654	2005
	14.633668	16.167524	10.48%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.995917	11.070676	0.68%	0	2007
	10.000000	10.995917	9.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.803007	13.977841	-5.57%	1,645	2007
	13.021890	14.803007	13.68%	1,645	2006
	12.972076	13.021890	0.38%	0	2005
	12.041853	12.972076	7.72%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.819567	17.826620	-5.28%	0	2007
	16.575282	18.819567	13.54%	0	2006
	15.701020	16.575282	5.57%	0	2005
	13.073524	15.701020	20.10%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.615558	19.501013	24.88%	0	2007
	12.552973	15.615558	24.40%	0	2006
	10.000000	12.552973	25.53%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.830000	21.095943	12.03%	0	2007
	15.974763	18.830000	17.87%	0	2006
	14.939663	15.974763	6.93%	0	2005
	12.987233	14.939663	15.03%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.362187	16.088935	12.02%	0	2007
	12.182802	14.362187	17.89%	0	2006
	11.397159	12.182802	6.89%	0	2005
	10.000000	11.397159	13.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.609446	11.430669	7.74%	0	2007
	9.686868	10.609446	9.52%	0	2006
	10.000000	9.686868	-3.13%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.725213	13.618144	7.02%	0	2007
	11.874220	12.725213	7.17%	0	2006
	11.363538	11.874220	4.49%	0	2005
	10.812225	11.363538	5.10%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.283153	20.263125	32.58%	0	2007
	14.430909	15.283153	5.91%	0	2006
	13.209490	14.430909	9.25%	0	2005
	11.537740	13.209490	14.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.910403	16.385311	2.98%	0	2007
	14.798918	15.910403	7.51%	0	2006
	13.747213	14.798918	7.65%	0	2005
	12.058897	13.747213	14.00%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.176324	35.001727	24.22%	0	2007
	19.798149	28.176324	42.32%	0	2006
	15.459824	19.798149	28.06%	0	2005
	13.421543	15.459824	15.19%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.563586	25.555754	24.28%	0	2007
	14.442455	20.563586	42.38%	0	2006
	11.271093	14.442455	28.14%	0	2005
	10.000000	11.271093	12.71%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.642015	9.802519	1.66%	0	2007
	9.533675	9.642015	1.14%	0	2006
	9.682910	9.533675	-1.54%	0	2005
	9.900100	9.682910	-2.19%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.650097	13.628254	7.73%	0	2007
	12.146358	12.650097	4.15%	0	2006
	12.006977	12.146358	1.16%	0	2005
	11.351938	12.006977	5.77%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.301638	17.019407	4.40%	0	2007
	13.937597	16.301638	16.96%	0	2006
	13.487721	13.937597	3.34%	0	2005
	12.103214	13.487721	11.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.690037	13.352322	-2.47%	0	2007
	13.401289	13.690037	2.15%	0	2006
	13.418595	13.401289	-0.13%	0	2005
	12.358545	13.418595	8.58%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.802968	13.823961	0.15%	0	2007
	11.519520	13.802968	19.82%	0	2006
	10.000000	11.519520	15.20%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.064462	20.234238	18.58%	0	2007
	15.359255	17.064462	11.10%	0	2006
	13.951690	15.359255	10.09%	0	2005
	12.389202	13.951690	12.61%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.310047	12.309551	0.00%	0	2007
	11.433004	12.310047	7.67%	0	2006
	10.000000	11.433004	14.33%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.263359	15.938300	4.42%	0	2007
	13.830761	15.263359	10.36%	0	2006
	13.335445	13.830761	3.71%	0	2005
	12.129890	13.335445	9.94%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.349455	10.659268	2.99%	0	2007
	10.000000	10.349455	3.49%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.331751	10.324324	-0.07%	0	2007
	10.000000	10.331751	3.32%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.628974	11.795350	10.97%	0	2007
	10.000000	10.628974	6.29%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.160608	11.032346	8.58%	0	2007
	10.000000	10.160608	1.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.696228	-3.04%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.422370	12.431832	0.08%	0	2007
	11.571819	12.422370	7.35%	0	2006
	11.645370	11.571819	-0.63%	0	2005
	10.898830	11.645370	6.85%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.092730	11.104794	0.11%	0	2007
	10.333647	11.092730	7.35%	0	2006
	10.000000	10.333647	3.34%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.270657	44.056913	40.89%	0	2007
	23.635117	31.270657	32.31%	0	2006
	18.401538	23.635117	28.44%	0	2005
	15.743263	18.401538	16.89%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.813291	27.964458	41.14%	0	2007
	14.948912	19.813291	32.54%	0	2006
	11.624907	14.948912	28.59%	0	2005
	10.000000	11.624907	16.25%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.289429	23.637380	16.50%	0	2007
	15.221917	20.289429	33.29%	0	2006
	14.769408	15.221917	3.06%	0	2005
	11.746152	14.769408	25.74%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.311939	18.474671	-4.34%	0	2007
	16.569348	19.311939	16.55%	0	2006
	15.409356	16.569348	7.53%	0	2005
	13.147672	15.409356	17.20%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.930258	10.325586	3.98%	0	2007
	9.900449	9.930258	0.30%	0	2006
	9.878155	9.900449	0.23%	0	2005
	9.856856	9.878155	0.22%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.425362	14.710981	9.58%	0	2007
	13.503767	13.425362	-0.58%	0	2006
	12.860115	13.503767	5.01%	0	2005
	12.319048	12.860115	4.39%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.180516	11.160560	9.63%	0	2007
	10.241625	10.180516	-0.60%	0	2006
	9.749213	10.241625	5.05%	0	2005
	10.000000	9.749213	-2.51%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.747304	11.407677	6.14%	0	2007
	10.000000	10.747304	7.47%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.914890	11.161125	2.26%	0	2007
	10.592776	10.914890	3.04%	0	2006
	10.564498	10.592776	0.27%	0	2005
	10.401676	10.564498	1.57%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.110717	12.440137	2.72%	0	2007
	11.508453	12.110717	5.23%	0	2006
	11.348188	11.508453	1.41%	0	2005
	10.911909	11.348188	4.00%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.473882	13.814220	2.53%	0	2007
	12.466888	13.473882	8.08%	0	2006
	12.193093	12.466888	2.25%	0	2005
	11.469885	12.193093	6.31%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.198681	15.654976	3.00%	2,722	2007
	13.671407	15.198681	11.17%	2,722	2006
	13.155358	13.671407	3.92%	2,722	2005
	12.092762	13.155358	8.79%	633	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.511643	16.976565	2.82%	5,228	2007
	14.556624	16.511643	13.43%	5,228	2006
	13.895611	14.556624	4.76%	5,228	2005
	12.556618	13.895611	10.66%	1,438	2004

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.761202	16.628777	5.50%	0	2007
	14.810554	15.761202	6.42%	0	2006
	13.922770	14.810554	6.38%	0	2005
	12.451739	13.922770	11.81%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.861860	17.598661	4.37%	0	2007
	15.809563	16.861860	6.66%	0	2006
	14.530524	15.809563	8.80%	0	2005
	12.936875	14.530524	12.32%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.676733	9.839750	1.68%	0	2007
	9.537960	9.676733	1.45%	0	2006
	9.571698	9.537960	-0.35%	0	2005
	9.783266	9.571698	-2.16%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.455168	20.385962	-0.34%	0	2007
	17.217846	20.455168	18.80%	0	2006
	15.869263	17.217846	8.50%	0	2005
	13.626227	15.869263	16.46%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.645759	14.594756	-0.35%	0	2007
	12.327458	14.645759	18.81%	0	2006
	11.360434	12.327458	8.51%	0	2005
	10.000000	11.360434	13.60%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.186413	15.073468	6.25%	0	2007
	14.192893	14.186413	-0.05%	0	2006
	13.572952	14.192893	4.57%	0	2005
	12.358072	13.572952	9.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.846948	16.965669	-9.98%	0	2007
	16.583045	18.846948	13.65%	0	2006
	16.623226	16.583045	-0.24%	0	2005
	14.640063	16.623226	13.55%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	18.032670	17.829253	-1.13%	0	2007
	16.625491	18.032670	8.46%	0	2006
	15.293080	16.625491	8.71%	0	2005
	13.265886	15.293080	15.28%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.487740	15.167735	4.69%	0	2007
	13.162881	14.487740	10.07%	0	2006
	12.669858	13.162881	3.89%	0	2005
	11.918603	12.669858	6.30%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.318579	16.672786	16.44%	0	2007
	13.329437	14.318579	7.42%	0	2006
	13.840770	13.329437	-3.69%	0	2005
	13.708607	13.840770	0.96%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.171653	12.998327	16.35%	0	2007
	10.351199	11.171653	7.93%	0	2006
	10.748282	10.351199	-3.69%	0	2005
	10.000000	10.748282	7.48%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.939789	17.703023	18.50%	0	2007
	15.470933	14.939789	-3.43%	0	2006
	14.270238	15.470933	8.41%	0	2005
	13.116907	14.270238	8.79%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.954173	15.077383	-5.50%	0	2007
	14.224408	15.954173	12.16%	0	2006
	14.098420	14.224408	0.89%	0	2005
	12.407007	14.098420	13.63%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.873019	11.038560	1.52%	0	2007
	10.685595	10.873019	1.75%	0	2006
	10.774600	10.685595	-0.83%	0	2005
	10.421178	10.774600	3.39%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.410075	14.815794	10.48%	0	2007
	12.830984	13.410075	4.51%	0	2006
	12.606837	12.830984	1.78%	0	2005
	12.183925	12.606837	3.47%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.364400	20.962064	2.93%	0	2007
	17.877412	20.364400	13.91%	0	2006
	16.148596	17.877412	10.71%	0	2005
	13.996866	16.148596	15.37%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.396554	14.815917	2.91%	0	2007
	12.634568	14.396554	13.95%	0	2006
	11.414028	12.634568	10.69%	0	2005
	10.000000	11.414028	14.14%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.457643	-5.42%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.128469	11.713556	-3.42%	0	2007
	11.440542	12.128469	6.01%	0	2006
	11.555632	11.440542	-1.00%	0	2005
	10.950629	11.555632	5.52%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.494993	14.649022	1.06%	0	2007
	13.013685	14.494993	11.38%	0	2006
	12.680111	13.013685	2.63%	0	2005
	11.970677	12.680111	5.93%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.599571	17.796596	-4.32%	0	2007
	16.713479	18.599571	11.28%	0	2006
	15.695084	16.713479	6.49%	0	2005
	13.569384	15.695084	15.67%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.090676	13.758686	-8.83%	0	2007
	13.413747	15.090676	12.50%	0	2006
	13.133600	13.413747	2.13%	0	2005
	12.179388	13.133600	7.83%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.098030	20.082137	5.15%	0	2007
	15.406195	19.098030	23.96%	0	2006
	14.147445	15.406195	8.90%	0	2005
	12.545504	14.147445	12.77%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.433676	12.730935	2.39%	0	2007
	12.150188	12.433676	2.33%	0	2006
	11.844146	12.150188	2.58%	0	2005
	11.619356	11.844146	1.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.770717	12.848120	9.15%	0	2007
	11.092700	11.770717	6.11%	0	2006
	10.000000	11.092700	10.93%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	12.008550	12.005427	-0.03%	0	2007
	10.427875	12.008550	15.16%	0	2006
	10.000000	10.427875	4.28%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.024498	10.235694	2.11%	0	2007
	9.928677	10.024498	0.97%	0	2006
	10.000000	9.928677	-0.71%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.255045	10.470210	2.10%	0	2007
	10.202582	10.255045	0.51%	0	2006
	10.113961	10.202582	0.88%	0	2005
	10.013541	10.113961	1.00%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.505032	16.007306	3.24%	0	2007
	14.417397	15.505032	7.54%	0	2006
	13.246746	14.417397	8.84%	0	2005
	12.399593	13.246746	6.83%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.618400	21.367172	-19.73%	0	2007
	19.920683	26.618400	33.62%	0	2006
	17.579500	19.920683	13.32%	0	2005
	13.311750	17.579500	32.06%	0	2004

Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.387143	15.126529	-1.69%	0	2007
	14.044173	15.387143	9.56%	0	2006
	13.731881	14.044173	2.27%	0	2005
	12.772184	13.731881	7.51%	0	2004
	10.000000	12.772184	27.72%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.553086	14.686527	8.36%	0	2007
	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005
	12.125334	12.506429	3.14%	0	2004
	10.000000	12.125334	21.25%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.014412	18.241821	7.21%	0	2007
	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005
	12.729398	14.232956	11.81%	0	2004
	10.000000	12.729398	27.29%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.118942	15.375622	1.70%	0	2007
	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005
	12.170062	13.129797	7.89%	0	2004
	10.000000	12.170062	21.70%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.847442	17.573499	-1.53%	0	2007
	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005
	13.483465	15.573848	15.50%	0	2004
	10.000000	13.483465	34.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.332417	14.805438	-3.44%	0	2007
	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005
	12.220559	13.344635	9.20%	0	2004
	10.000000	12.220559	22.21%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.414683	21.059546	14.36%	0	2007
	15.217279	18.414683	21.01%	0	2006
	13.868763	15.217279	9.72%	0	2005
	12.457066	13.868763	11.33%	0	2004
	10.000000	12.457066	24.57%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.779987	16.900233	14.35%	0	2007
	12.201804	14.779987	21.13%	0	2006
	11.133617	12.201804	9.59%	0	2005
	10.000000	11.133617	11.34%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.923783	12.229905	-5.37%	0	2007
	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.593156	13.587013	17.20%	0	2007
	12.369972	11.593156	-6.28%	0	2006
	12.504494	12.369972	-1.08%	0	2005
	11.656728	12.504494	7.27%	0	2004
	10.000000	11.656728	16.57%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.918394	14.618543	-8.17%	0	2007
	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005
	12.295881	13.617689	10.75%	0	2004
	10.000000	12.295881	22.96%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.857597	16.046324	35.33%	0	2007
	11.227000	11.857597	5.62%	0	2006
	10.000000	11.227000	12.27%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.208498	10.840574	6.19%	0	2007
	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	265	2005
	10.244027	10.514102	2.64%	570	2004
	10.000000	10.244027	2.44%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.089017	17.428380	-3.65%	0	2007
	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005
	13.251580	15.667349	18.23%	0	2004
	10.000000	13.251580	32.52%	0	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.533868	14.799078	1.82%	0	2007
	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	270	2005
	11.991891	12.836430	7.04%	782	2004
	10.000000	11.991891	19.92%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.383510	13.869227	3.63%	0	2007
	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005
	11.562979	11.754107	1.65%	0	2004
	10.000000	11.562979	15.63%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.979570	12.028400	-13.96%	0	2007
	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005
	12.620879	13.594518	7.71%	0	2004
	10.000000	12.620879	26.21%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.031453	13.140187	-12.58%	0	2007
	13.302143	15.031453	13.00%	0	2006
	13.087265	13.302143	1.64%	0	2005
	12.321287	13.087265	6.22%	0	2004
	10.000000	12.321287	23.21%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.596609	14.457937	6.33%	0	2007
	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005
	11.810432	12.270685	3.90%	0	2004
	10.000000	11.810432	18.10%	0	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.187464	9.733405	-4.46%	0	2007
	10.000000	10.187464	1.87%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.856585	10.050698	1.97%	0	2007
	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005
	9.958461	9.980384	0.22%	0	2004
	10.000000	9.958461	-0.42%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.758440	19.065394	13.77%	0	2007
	15.502973	16.758440	8.10%	0	2006
	13.700175	15.502973	13.16%	307	2005
	12.264561	13.700175	11.71%	397	2004
	10.000000	12.264561	22.65%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.983295	21.163955	41.25%	0	2007
	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	16.006173	15.720908	-1.78%	0	2007
	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005
	12.450518	13.433771	7.90%	0	2004
	10.000000	12.450518	24.51%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.247150	11.826686	5.15%	0	2007
	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.794078	12.578500	6.65%	0	2007
	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.148444	13.087557	7.73%	0	2007
	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.041325	16.020120	22.84%	0	2007
	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005
	12.321736	12.325260	0.03%	0	2004
	10.000000	12.321736	23.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.090136	10.185518	0.95%	0	2007
	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005
	9.998360	10.104772	1.06%	0	2004
	10.000000	9.998360	-0.02%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.807151	23.274860	11.86%	0	2007
	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	154	2005
	13.784006	16.667474	20.92%	600	2004
	10.000000	13.784006	37.84%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.753700	23.560250	13.52%	0	2007
	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005
	14.342175	15.764268	9.92%	0	2004
	10.000000	14.342175	43.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.363796	16.307217	13.53%	0	2007
	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005
	10.000000	10.910580	9.11%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.063175	18.471579	2.26%	0	2007
	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	139	2005
	14.628647	16.153653	10.42%	198	2004
	10.000000	14.628647	46.29%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.992170	11.061170	0.63%	0	2007
	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.775106	13.944266	-5.62%	0	2007
	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005
	12.037719	12.960924	7.67%	0	2004
	10.000000	12.037719	20.38%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.784090	17.783788	-5.33%	0	2007
	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005
	13.069029	15.687533	20.04%	0	2004
	10.000000	13.069029	30.36%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.602208	19.474261	24.82%	0	2007
	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.794486	21.045257	11.98%	0	2007
	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005
	12.982764	14.926826	14.97%	0	2004
	10.000000	12.982764	29.83%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.342545	16.058617	11.96%	0	2007
	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005
	10.000000	11.393278	13.93%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.600367	11.414962	7.68%	0	2007
	9.683554	10.600367	9.47%	0	2006
	10.000000	9.683554	-3.16%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.701195	13.585399	6.96%	0	2007
	11.857903	12.701195	7.11%	0	2006
	11.353765	11.857903	4.44%	0	2005
	10.808494	11.353765	5.04%	0	2004
	10.000000	10.808494	8.08%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.254372	20.214493	32.52%	0	2007
	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005
	11.533772	13.198153	14.43%	0	2004
	10.000000	11.533772	15.34%	0	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.880410	16.345950	2.93%	0	2007
	14.778610	15.880410	7.46%	0	2006
	13.735407	14.778610	7.59%	0	2005
	12.054751	13.735407	13.94%	0	2004
	10.000000	12.054751	20.55%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.123230	34.917682	24.16%	0	2007
	19.770989	28.123230	42.24%	0	2006
	15.446543	19.770989	28.00%	0	2005
	13.416937	15.446543	15.13%	0	2004
	10.000000	13.416937	34.17%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.535480	25.507614	24.21%	0	2007
	14.430126	20.535480	42.31%	0	2006
	11.267251	14.430126	28.07%	0	2005
	10.000000	11.267251	12.67%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.623829	9.778947	1.61%	0	2007
	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005
	9.896690	9.674583	-2.24%	0	2004
	10.000000	9.896690	-1.03%	0	2003*

cfi3of3.htm

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.626246	13.595508	7.68%	0	2007
	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005
	11.348022	11.996655	5.72%	0	2004
	10.000000	11.348022	13.48%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.270888	16.978496	4.35%	0	2007
	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005
	12.099045	13.476133	11.38%	0	2004
	10.000000	12.099045	20.99%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.664225	13.320237	-2.52%	0	2007
	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005
	12.354291	13.407076	8.52%	0	2004
	10.000000	12.354291	23.54%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.791193	13.805014	0.10%	0	2007
	11.515595	13.791193	19.76%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	17.029385	20.182200	18.51%	0	2007
	15.335553	17.029385	11.05%	0	2006
	13.937311	15.335553	10.03%	0	2005
	12.382824	13.937311	12.55%	0	2004
	10.000000	12.382824	23.83%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.299533	12.292666	-0.06%	0	2007
	11.429104	12.299533	7.62%	0	2006
	10.000000	11.429104	14.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.234573	15.899992	4.37%	0	2007
	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	154	2005
	12.125720	13.323991	9.88%	172	2004
	10.000000	12.125720	21.26%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.345915	10.650098	2.94%	0	2007
	10.000000	10.345915	3.46%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.328221	10.315448	-0.12%	0	2007
	10.000000	10.328221	3.28%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.625350	11.785221	10.92%	0	2007
	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.157143	11.022878	8.52%	0	2007
	10.000000	10.157143	1.57%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.692891	-3.07%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.398960	12.401968	0.02%	0	2007
	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005
	10.895081	11.635371	6.79%	0	2004
	10.000000	10.895081	8.95%	0	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.083244	11.089547	0.06%	0	2007
	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.211765	43.951190	40.82%	0	2007
	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005
	15.737851	18.385742	16.82%	0	2004
	10.000000	15.737851	57.38%	0	2003*

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.786180	27.911748	41.07%	0	2007
	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005
	10.000000	11.620950	16.21%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.251226	23.580659	16.44%	0	2007
	15.201056	20.251226	33.22%	0	2006
	14.756746	15.201056	3.01%	0	2005
	11.742117	14.756746	25.67%	0	2004
	10.000000	11.742117	17.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.275564	18.430330	-4.39%	0	2007
	16.546643	19.275564	16.49%	0	2006
	15.396146	16.546643	7.47%	0	2005
	13.143162	15.396146	17.14%	0	2004
	10.000000	13.143162	31.43%	0	2003*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.911521	10.300774	3.93%	0	2007
	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005
	9.853456	9.869660	0.16%	0	2004
	10.000000	9.853456	-1.47%	0	2003*

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.400062	14.675652	9.52%	0	2007
	13.485238	13.400062	-0.63%	0	2006
	12.849077	13.485238	4.95%	0	2005
	12.314820	12.849077	4.34%	0	2004
	10.000000	12.314820	23.15%	0	2003*

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.166600	11.139543	9.57%	0	2007
	10.232874	10.166600	-0.65%	0	2006
	9.745889	10.232874	5.00%	0	2005
	10.000000	9.745889	-2.54%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.743629	11.397857	6.09%	0	2007
	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.894316	11.134318	2.20%	0	2007
	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005
	10.398101	10.555429	1.51%	0	2004
	10.000000	10.398101	3.98%	0	2003*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.087882	12.410247	2.67%	0	2007
	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005
	10.908148	11.338438	3.94%	0	2004
	10.000000	10.908148	9.08%	0	2003*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.448467	13.781030	2.47%	0	2007
	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	7,544	2005
	11.465926	12.182617	6.25%	8,308	2004
	10.000000	11.465926	14.66%	8,991	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.170057	15.617391	2.95%	3,524	2007
	13.652670	15.170057	11.11%	3,524	2006
	13.144074	13.652670	3.87%	3,525	2005
	12.088607	13.144074	8.73%	3,525	2004
	10.000000	12.088607	20.89%	0	2003*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.480522	16.935793	2.76%	20,990	2007
	14.536645	16.480522	13.37%	21,304	2006
	13.883674	14.536645	4.70%	21,559	2005
	12.552297	13.883674	10.61%	19,859	2004
	10.000000	12.552297	25.52%	0	2003*

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.731486	16.588818	5.45%	0	2007
	14.790227	15.731486	6.36%	0	2006
	13.910807	14.790227	6.32%	0	2005
	12.447452	13.910807	11.76%	0	2004
	10.000000	12.447452	24.47%	0	2003*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.830087	17.556398	4.32%	0	2007
	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	203	2005
	12.932427	14.518050	12.26%	0	2004
	10.000000	12.932427	29.32%	0	2003*

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.657254	9.814857	1.63%	0	2007
	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005
	9.778653	9.562255	-2.12%	0	2004
	10.000000	9.778653	-2.21%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.416599	20.336975	-0.39%	0	2007
	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005
	13.621535	15.855639	16.40%	0	2004
	10.000000	13.621535	36.22%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.625730	14.567253	-0.40%	0	2007
	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005
	10.000000	11.356562	13.57%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.159664	15.037255	6.20%	0	2007
	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005
	12.353823	13.561289	9.77%	0	2004
	10.000000	12.353823	23.54%	0	2003*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.811410	16.924893	-10.03%	0	2007
	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005
	14.635046	16.608962	13.49%	0	2004
	10.000000	14.635046	46.35%	0	2003*

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.998708	17.786451	-1.18%	0	2007
	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005
	13.261330	15.279962	15.22%	0	2004
	10.000000	13.261330	32.61%	0	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.460442	15.131313	4.64%	0	2007
	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005
	11.914497	12.658973	6.25%	0	2004
	10.000000	11.914497	19.14%	0	2003*

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.291610	16.632767	16.38%	0	2007
	13.311177	14.291610	7.37%	0	2006
	13.828908	13.311177	-3.74%	0	2005
	13.703908	13.828908	0.91%	0	2004
	10.000000	13.703908	37.04%	0	2003*

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.156378	12.973836	16.29%	0	2007
	10.342363	11.156378	7.87%	0	2006
	10.744627	10.342363	-3.74%	0	2005
	10.000000	10.744627	7.45%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.911641	17.660510	18.43%	0	2007
	15.449721	14.911641	-3.48%	0	2006
	14.257994	15.449721	8.36%	0	2005
	13.112408	14.257994	8.74%	0	2004
	10.000000	13.112408	31.12%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.924078	15.041143	-5.54%	0	2007
	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	221	2005
	12.402737	14.086302	13.57%	1,259	2004
	10.000000	12.402737	24.03%	0	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.852545	11.012066	1.47%	0	2007
	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005
	10.417585	10.765359	3.34%	0	2004
	10.000000	10.417585	4.18%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.384802	14.780213	10.43%	0	2007
	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005
	12.179745	12.596024	3.42%	0	2004
	10.000000	12.179745	21.80%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.326030	20.911734	2.88%	0	2007
	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005
	13.992061	16.134732	15.31%	0	2004
	10.000000	13.992061	39.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.376897	14.788027	2.86%	0	2007
	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005
	10.000000	11.410155	14.10%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.454387	-5.46%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.105578	11.685391	-3.47%	0	2007
	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005
	10.946842	11.545695	5.47%	0	2004
	10.000000	10.946842	9.47%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.467660	14.613817	1.01%	0	2007
	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005
	11.966557	12.669212	5.87%	0	2004
	10.000000	11.966557	19.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.564541	17.753864	-4.37%	0	2007
	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005
	13.564722	15.681628	15.61%	0	2004
	10.000000	13.564722	35.65%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.062228	13.725637	-8.87%	0	2007
	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005
	12.175198	13.122322	7.78%	0	2004
	10.000000	12.175198	21.75%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.062055	20.033926	5.10%	0	2007
	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005
	12.541188	14.135312	12.71%	0	2004
	10.000000	12.541188	25.41%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.410247	12.700359	2.34%	0	2007
	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005
	11.615366	11.833977	1.88%	0	2004
	10.000000	11.615366	16.15%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.760651	12.830483	9.10%	0	2007
	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.998293	11.988964	-0.08%	0	2007
	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.015926	10.221642	2.05%	0	2007
	9.925287	10.015926	0.91%	0	2006
	10.000000	9.925287	-0.75%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.235700	10.445043	2.05%	0	2007
	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005
	10.010085	10.105264	0.95%	0	2004
	10.000000	10.010085	0.10%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.473146	15.966124	3.19%	0	2007
	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005
	12.393221	13.233122	6.78%	0	2004
	10.000000	12.393221	23.93%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.563733	21.312239	-19.77%	0	2007
	19.889979	26.563733	33.55%	0	2006
	17.561416	19.889979	13.26%	0	2005
	13.304898	17.561416	31.99%	0	2004
	10.000000	13.304898	33.05%	0	2003*

Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.358119	15.090172	-1.74%	0	2007
	14.024896	15.358119	9.51%	0	2006
	13.720077	14.024896	2.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.527515	14.651222	8.31%	0	2007
	13.155023	13.527515	2.83%	0	2006
	12.495677	13.155023	5.28%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.982332	18.197992	7.16%	0	2007
	15.065938	16.982332	12.72%	0	2006
	14.220731	15.065938	5.94%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.090430	15.338682	1.65%	0	2007
	13.304149	15.090430	13.43%	0	2006
	13.118507	13.304149	1.42%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.813803	17.531282	-1.59%	0	2007
	16.087833	17.813803	10.73%	0	2006
	15.560477	16.087833	3.39%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.303510	14.769865	-3.49%	0	2007
	13.511680	15.303510	13.26%	0	2006
	13.333169	13.511680	1.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	10.187497	10.812665	6.14%	998	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.759736	16.868330	14.29%	0	2007
	12.191358	14.759736	21.07%	0	2006
	11.129815	12.191358	9.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.912730	12.213112	-5.42%	0	2007
	11.077248	12.912730	16.57%	0	2006
	10.000000	11.077248	10.77%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.571290	13.554359	17.14%	0	2007
	12.353008	11.571290	-6.33%	0	2006
	12.493754	12.353008	-1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.888380	14.583412	-8.21%	0	2007
	13.832637	15.888380	14.86%	0	2006
	13.605989	13.832637	1.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.847465	16.024301	35.26%	0	2007
	11.223169	11.847465	5.56%	0	2006
	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.187497	10.812665	6.14%	998	2007
	10.342924	10.187497	-1.50%	0	2006
	10.503268	10.342924	-1.53%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.054903	17.386493	-3.70%	0	2007
	16.275820	18.054903	10.93%	0	2006
	15.653891	16.275820	3.97%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.506479	14.763534	1.77%	0	2007
	12.986721	14.506479	11.70%	0	2006
	12.825416	12.986721	1.26%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.358262	13.835890	3.58%	0	2007
	11.855702	13.358262	12.67%	0	2006
	11.743997	11.855702	0.95%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.953202	11.999483	-14.00%	0	2007
	13.901582	13.953202	0.37%	0	2006
	13.582835	13.901582	2.35%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	15.003107	13.108608	-12.63%	0	2007
	13.283879	15.003107	12.94%	0	2006
	13.076013	13.283879	1.59%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.570975	14.423202	6.28%	0	2007
	12.088782	13.570975	12.26%	0	2006
	12.260146	12.088782	-1.40%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.183977	9.725020	-4.51%	0	2007
	10.000000	10.183977	1.84%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.837975	10.026524	1.92%	0	2007
	9.763885	9.837975	0.76%	0	2006
	9.971792	9.763885	-2.08%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.726857	19.019611	13.71%	0	2007
	15.481705	16.726857	8.04%	0	2006
	13.688404	15.481705	13.10%	0	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.970489	21.134907	41.18%	0	2007
	13.240214	14.970489	13.07%	0	2006
	10.000000	13.240214	32.40%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.975986	15.683117	-1.83%	0	2007
	13.738980	15.975986	16.28%	0	2006
	13.422219	13.738980	2.36%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.237539	11.810449	5.10%	0	2007
	10.576779	11.237539	6.25%	0	2006
	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.783983	12.561210	6.60%	0	2007
	10.880107	11.783983	8.31%	0	2006
	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.138037	13.069574	7.67%	0	2007
	11.085983	12.138037	9.49%	0	2006
	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.016709	15.981601	22.78%	0	2007
	12.597190	13.016709	3.33%	0	2006
	12.314666	12.597190	2.29%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.071106	10.161039	0.89%	695	2007
	9.974452	10.071106	0.97%	509	2006
	10.096081	9.974452	-1.20%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.767909	23.218920	11.80%	0	2007
	19.055946	20.767909	8.98%	0	2006
	16.653163	19.055946	14.43%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.714557	23.503625	13.46%	0	2007
	18.140323	20.714557	14.19%	0	2006
	15.750728	18.140323	15.17%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.344150	16.276482	13.47%	0	2007
	12.557266	14.344150	14.23%	0	2006
	10.906865	12.557266	15.13%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.029113	18.427187	2.21%	0	2007
	16.028731	18.029113	12.48%	0	2006
	16.139789	16.028731	-0.69%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.988416	11.051660	0.58%	0	2007
	10.000000	10.988416	9.88%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.747256	13.910765	-5.67%	0	2007
	12.986180	14.747256	13.56%	0	2006
	12.949799	12.986180	0.28%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.748659	17.741053	-5.37%	185	2007
	16.529818	18.748659	13.42%	0	2006
	15.674053	16.529818	5.46%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.588874	19.447533	24.75%	0	2007
	12.544417	15.588874	24.27%	0	2006
	10.000000	12.544417	25.44%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.759067	20.994728	11.92%	0	2007
	15.930952	18.759067	17.75%	0	2006
	14.914014	15.930952	6.82%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.322911	16.028322	11.91%	928	2007
	12.161980	14.322911	17.77%	463	2006
	11.389395	12.161980	6.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.591300	11.399279	7.63%	0	2007
	9.680244	10.591300	9.41%	0	2006
	10.000000	9.680244	-3.20%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.677263	13.552773	6.91%	0	2007
	11.841643	12.677263	7.06%	0	2006
	11.344015	11.841643	4.39%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.225548	20.165846	32.45%	0	2007
	14.391319	15.225548	5.80%	0	2006
	13.186795	14.391319	9.13%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.850472	16.306674	2.88%	0	2007
	14.758334	15.850472	7.40%	0	2006
	13.723602	14.758334	7.54%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.070258	34.833851	24.10%	0	2007
	19.743894	28.070258	42.17%	0	2006
	15.433291	19.743894	27.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.507389	25.459531	24.15%	90	2007
	14.417797	20.507389	42.24%	116	2006
	11.263410	14.417797	28.01%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.605668	9.755445	1.56%	1,678	2007
	9.507505	9.605668	1.03%	320	2006
	9.666257	9.507505	-1.64%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.602420	13.562824	7.62%	0	2007
	12.113033	12.602420	4.04%	0	2006
	11.986346	12.113033	1.06%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.240234	16.937731	4.29%	1,023	2007
	13.899376	16.240234	16.84%	0	2006
	13.464569	13.899376	3.23%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.638474	13.288243	-2.57%	0	2007
	13.364553	13.638474	2.05%	0	2006
	13.395567	13.364553	-0.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.779382	13.786034	0.05%	785	2007
	11.511655	13.779382	19.70%	911	2006
	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.994375	20.130277	18.45%	0	2007
	15.311903	16.994375	10.99%	0	2006
	13.922966	15.311903	9.98%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.289015	12.275775	-0.11%	0	2007
	11.425204	12.289015	7.56%	0	2006
	10.000000	11.425204	14.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.205838	15.861781	4.31%	919	2007
	13.792806	15.205838	10.24%	933	2006
	13.312530	13.792806	3.61%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.342374	10.640935	2.89%	0	2007
	10.000000	10.342374	3.42%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.324698	10.306582	-0.18%	0	2007
	10.000000	10.324698	3.25%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.621720	11.775087	10.86%	373	2007
	10.000000	10.621720	6.22%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.153665	11.013395	8.47%	1,293	2007
	10.000000	10.153665	1.54%	214	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.689551	-3.10%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.375547	12.372142	-0.03%	0	2007
	11.540060	12.375547	7.24%	0	2006
	11.625358	11.540060	-0.73%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.073758	11.074307	0.00%	0	2007
	10.326583	11.073758	7.24%	0	2006
	10.000000	10.326583	3.27%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.152959	43.845668	40.74%	0	2007
	23.570360	31.152959	32.17%	0	2006
	18.369962	23.570360	28.31%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.759136	27.859163	40.99%	0	2007
	14.923387	19.759136	32.40%	0	2006
	11.616994	14.923387	28.46%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.213049	23.524008	16.38%	0	2007
	15.180196	20.213049	33.15%	0	2006
	14.744073	15.180196	2.96%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.239230	18.386045	-4.43%	0	2007
	16.523940	19.239230	16.43%	0	2006
	15.382919	16.523940	7.42%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.892799	10.275983	3.87%	580	2007
	9.873261	9.892799	0.20%	517	2006
	9.861171	9.873261	0.12%	0	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.374762	14.640356	9.46%	0	2007
	13.466713	13.374762	-0.68%	0	2006
	12.838026	13.466713	4.90%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.152683	11.118531	9.51%	0	2007
	10.224123	10.152683	-0.70%	0	2006
	9.742565	10.224123	4.94%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.739954	11.388059	6.03%	0	2007
	10.000000	10.739954	7.40%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.873756	11.107544	2.15%	0	2007
	10.563712	10.873756	2.93%	0	2006
	10.546352	10.563712	0.16%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.065080	12.380422	2.61%	0	2007
	11.476876	12.065080	5.13%	0	2006
	11.328687	11.476876	1.31%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.423110	13.747919	2.42%	0	2007
	12.432684	13.423110	7.97%	0	2006
	12.172148	12.432684	2.14%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.141442	15.579862	2.90%	10,969	2007
	13.633921	15.141442	11.06%	5,552	2006
	13.132773	13.633921	3.82%	5,552	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.449446	16.895100	2.71%	6,577	2007
	14.516696	16.449446	13.31%	6,577	2006
	13.871742	14.516696	4.65%	0	2005

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.701801	16.548942	5.40%	533	2007
	14.769913	15.701801	6.31%	410	2006
	13.898852	14.769913	6.27%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.798370	17.514227	4.26%	622	2007
	15.766228	16.798370	6.55%	0	2006
	14.505585	15.766228	8.69%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.637806	9.790017	1.58%	873	2007
	9.509364	9.637806	1.35%	0	2006
	9.552817	9.509364	-0.45%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.378104	20.288096	-0.44%	0	2007
	17.170621	20.378104	18.68%	0	2006
	15.842009	17.170621	8.39%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.605732	14.539785	-0.45%	532	2007
	12.306414	14.605732	18.68%	448	2006
	11.352698	12.306414	8.40%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.132992	15.001153	6.14%	0	2007
	14.153989	14.132992	-0.15%	0	2006
	13.549656	14.153989	4.46%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.775958	16.884236	-10.08%	0	2007
	16.537581	18.775958	13.54%	0	2006
	16.594702	16.537581	-0.34%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.964765	17.743703	-1.23%	0	2007
	16.579922	17.964765	8.35%	124	2006
	15.266837	16.579922	8.60%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.433162	15.094942	4.59%	810	2007
	13.126787	14.433162	9.95%	829	2006
	12.648095	13.126787	3.78%	0	2005

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.264644	16.592782	16.32%	0	2007
	13.292904	14.264644	7.31%	0	2006
	13.817029	13.292904	-3.79%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.141111	12.949379	16.23%	0	2007
	10.333516	11.141111	7.82%	0	2006
	10.740957	10.333516	-3.79%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.883522	17.618087	18.37%	0	2007
	15.428523	14.883522	-3.53%	0	2006
	14.245745	15.428523	8.30%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.894059	15.005003	-5.59%	500	2007
	14.185389	15.894059	12.05%	611	2006
	14.074206	14.185389	0.79%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.832059	10.985576	1.42%	0	2007
	10.656287	10.832059	1.65%	0	2006
	10.756090	10.656287	-0.93%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.359581	14.744719	10.37%	0	2007
	12.795820	13.359581	4.41%	0	2006
	12.585214	12.795820	1.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.287724	20.861501	2.83%	0	2007
	17.828423	20.287724	13.79%	0	2006
	16.120891	17.828423	10.59%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.357210	14.760126	2.81%	0	2007
	12.612994	14.357210	13.83%	0	2006
	11.406251	12.612994	10.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.451116	-5.49%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.082741	11.657298	-3.52%	0	2007
	11.409132	12.082741	5.90%	0	2006
	11.535765	11.409132	-1.10%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.440366	14.578687	0.96%	668	2007
	12.977969	14.440366	11.27%	900	2006
	12.658320	12.977969	2.53%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.529530	17.711200	-4.42%	181	2007
	16.667678	18.529530	11.17%	179	2006
	15.668160	16.667678	6.38%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.033833	13.692654	-8.92%	0	2007
	13.376958	15.033833	12.39%	0	2006
	13.111050	13.376958	2.03%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	19.026074	19.985747	5.04%	0	2007
	15.363941	19.026074	23.84%	0	2006
	14.123153	15.363941	8.79%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.386836	12.669821	2.28%	0	2007
	12.116873	12.386836	2.23%	0	2006
	11.823804	12.116873	2.48%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.750589	12.812861	9.04%	263	2007
	11.085119	11.750589	6.00%	0	2006
	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.988033	11.972501	-0.13%	0	2007
	10.420765	11.988033	15.04%	0	2006
	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.007353	10.207598	2.00%	0	2007
	9.921892	10.007353	0.86%	0	2006
	10.000000	9.921892	-0.78%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.216391	10.419936	1.99%	2,511	2007
	10.174578	10.216391	0.41%	401	2006
	10.096572	10.174578	0.77%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.441312	15.925008	3.13%	0	2007
	14.372918	15.441312	7.43%	0	2006
	13.219470	14.372918	8.73%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.509145	21.257414	-19.81%	0	2007
	19.859297	26.509145	33.48%	0	2006
	17.543336	19.859297	13.20%	0	2005

Additional Contract Options Elected (Total 3.10%)
(Variable account charges of 3.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.329139	15.053880	-1.80%	0	2007
	14.005639	15.329139	9.45%	0	2006
	13.708297	14.005639	2.17%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.502003	14.616017	8.25%	0	2007
	13.136963	13.502003	2.78%	0	2006
	12.484939	13.136963	5.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.950287	18.154238	7.10%	0	2007
	15.045252	16.950287	12.66%	0	2006
	14.208510	15.045252	5.89%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.061957	15.301802	1.59%	0	2007
	13.285870	15.061957	13.37%	0	2006
	13.107223	13.285870	1.36%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.780205	17.489150	-1.64%	0	2007
	16.065746	17.780205	10.67%	0	2006
	15.547106	16.065746	3.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.274633	14.734347	-3.54%	0	2007
	13.493120	15.274633	13.20%	0	2006
	13.321705	13.493120	1.29%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.345285	20.958440	14.24%	0	2007
	15.175524	18.345285	20.89%	0	2006
	13.844936	15.175524	9.61%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.739538	16.836511	14.23%	0	2007
	12.180931	14.739538	21.01%	0	2006
	11.126018	12.180931	9.48%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.901691	12.196336	-5.47%	0	2007
	11.073466	12.901691	16.51%	0	2006
	10.000000	11.073466	10.73%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.549456	13.521772	17.08%	0	2007
	12.336048	11.549456	-6.38%	0	2006
	12.483024	12.336048	-1.18%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.858411	14.548355	-8.26%	0	2007
	13.813641	15.858411	14.80%	0	2006
	13.594297	13.813641	1.61%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.837321	16.002303	35.19%	0	2007
	11.219332	11.837321	5.51%	0	2006
	10.000000	11.219332	12.19%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.166527	10.784814	6.08%	0	2007
	10.326944	10.166527	-1.55%	0	2006
	10.492436	10.326944	-1.58%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.020861	17.344711	-3.75%	0	2007
	16.253488	18.020861	10.87%	0	2006
	15.640441	16.253488	3.92%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.479129	14.728065	1.72%	0	2007
	12.968901	14.479129	11.64%	0	2006
	12.814400	12.968901	1.21%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.333094	13.802657	3.52%	0	2007
	11.839445	13.333094	12.62%	0	2006
	11.733920	11.839445	0.90%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.926865	11.970611	-14.05%	0	2007
	13.882491	13.926865	0.32%	0	2006
	13.571167	13.882491	2.29%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.545346	14.388496	6.22%	0	2007
	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.545346	14.388496	6.22%	0	2007
	12.072164	13.545346	12.20%	0	2006
	12.249599	12.072164	-1.45%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.180494	9.716652	-4.56%	0	2007
	10.000000	10.180494	1.80%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.819422	10.002438	1.86%	0	2007
	9.750478	9.819422	0.71%	0	2006
	9.963215	9.750478	-2.14%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.695293	18.973875	13.65%	0	2007
	15.460443	16.695293	7.99%	0	2006
	13.676636	15.460443	13.04%	0	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.957678	21.105881	41.10%	0	2007
	13.235693	14.957678	13.01%	0	2006
	10.000000	13.235693	32.36%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.945844	15.645403	-1.88%	0	2007
	13.720116	15.945844	16.22%	0	2006
	13.410680	13.720116	2.31%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.227925	11.794229	5.04%	0	2007
	10.573159	11.227925	6.19%	0	2006
	10.000000	10.573159	5.73%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.773904	12.543972	6.54%	0	2007
	10.876394	11.773904	8.25%	0	2006
	10.000000	10.876394	8.76%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.127667	13.051638	7.62%	0	2007
	11.082197	12.127667	9.43%	0	2006
	10.000000	11.082197	10.82%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.992170	15.943213	22.71%	0	2007
	12.579914	12.992170	3.28%	0	2006
	12.304098	12.579914	2.24%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.052096	10.136610	0.84%	2,385	2007
	9.960755	10.052096	0.92%	1,747	2006
	10.087403	9.960755	-1.26%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.728729	23.163116	11.74%	0	2007
	19.029782	20.728729	8.93%	0	2006
	16.638846	19.029782	14.37%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.675483	23.447130	13.41%	0	2007
	18.115422	20.675483	14.13%	0	2006
	15.737183	18.115422	15.11%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.324501	16.245750	13.41%	0	2007
	12.546512	14.324501	14.17%	0	2006
	10.903135	12.546512	15.07%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.995089	18.382872	2.15%	0	2007
	16.006713	17.995089	12.42%	0	2006
	16.125908	16.006713	-0.74%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.984659	11.042159	0.52%	0	2007
	10.000000	10.984659	9.85%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.719429	13.877318	-5.72%	0	2007
	12.968351	14.719429	13.50%	0	2006
	12.938669	12.968351	0.23%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.713312	17.698412	-5.42%	0	2007
	16.507141	18.713312	13.36%	0	2006
	15.660591	16.507141	5.41%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.575535	19.420815	24.69%	0	2007
	12.540124	15.575535	24.21%	0	2006
	10.000000	12.540124	25.40%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.723686	20.944254	11.86%	0	2007
	15.909084	18.723686	17.69%	0	2006
	14.901196	15.909084	6.76%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.303304	15.998081	11.85%	1,762	2007
	12.151583	14.303304	17.71%	1,589	2006
	11.385510	12.151583	6.73%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.582240	11.383625	7.57%	0	2007
	9.676941	10.582240	9.36%	0	2006
	10.000000	9.676941	-3.23%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.653335	13.520189	6.85%	0	2007
	11.825372	12.653335	7.00%	0	2006
	11.334260	11.825372	4.33%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.196861	20.117417	32.38%	0	2007
	14.371580	15.196861	5.74%	0	2006
	13.175480	14.371580	9.08%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.820553	16.267465	2.82%	0	2007
	14.738065	15.820553	7.34%	0	2006
	13.711811	14.738065	7.48%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	28.017285	34.750086	24.03%	0	2007
	19.716764	28.017285	42.10%	0	2006
	15.420009	19.716764	27.86%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.479334	25.411524	24.08%	307	2007
	14.405472	20.479334	42.16%	397	2006
	11.259564	14.405472	27.94%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.587526	9.731969	1.51%	1,231	2007
	9.494437	9.587526	0.98%	1,098	2006
	9.657941	9.494437	-1.69%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.578640	13.530208	7.56%	0	2007
	12.096390	12.578640	3.99%	0	2006
	11.976042	12.096390	1.00%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.209574	16.896991	4.24%	0	2007
	13.880274	16.209574	16.78%	0	2006
	13.452981	13.880274	3.18%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.612747	13.256294	-2.62%	0	2007
	13.346213	13.612747	2.00%	0	2006
	13.384063	13.346213	-0.28%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.767599	13.767105	0.00%	2,691	2007
	11.507729	13.767599	19.64%	3,123	2006
	10.000000	11.507729	15.08%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.959381	20.078398	18.39%	0	2007
	15.288235	16.959381	10.93%	0	2006
	13.908602	15.288235	9.92%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.278506	12.258920	-0.16%	0	2007
	11.421300	12.278506	7.51%	0	2006
	10.000000	11.421300	14.21%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.177163	15.823661	4.26%	3,155	2007
	13.773885	15.177163	10.19%	3,201	2006
	13.301110	13.773885	3.55%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.338853	10.631792	2.83%	0	2007
	10.000000	10.338853	3.39%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.321165	10.297722	-0.23%	0	2007
	10.000000	10.321165	3.21%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.618081	11.764963	10.80%	0	2007
	10.000000	10.618081	6.18%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.150195	11.003922	8.41%	689	2007
	10.000000	10.150195	1.50%	734	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.686205	-3.14%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.352212	12.342412	-0.08%	0	2007
	11.524223	12.352212	7.18%	0	2006
	11.615364	11.524223	-0.78%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.064275	11.059094	-0.05%	0	2007
	10.323053	11.064275	7.18%	0	2006
	10.000000	10.323053	3.23%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.094195	43.740296	40.67%	0	2007
	23.538009	31.094195	32.10%	0	2006
	18.354177	23.538009	28.24%	0	2005

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.732101	27.806635	40.92%	0	2007
	14.910641	19.732101	32.34%	0	2006
	11.613032	14.910641	28.40%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.174887	23.467430	16.32%	0	2007
	15.159338	20.174887	33.09%	0	2006
	14.731398	15.159338	2.90%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.202931	18.341830	-4.48%	0	2007
	16.501250	19.202931	16.37%	0	2006
	15.369704	16.501250	7.36%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.874128	10.251268	3.82%	1,991	2007
	9.859690	9.874128	0.15%	1,774	2006
	9.852684	9.859690	0.07%	0	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.349536	14.605176	9.41%	0	2007
	13.448232	13.349536	-0.73%	0	2006
	12.827005	13.448232	4.84%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.138783	11.097549	9.46%	0	2007
	10.215381	10.138783	-0.75%	0	2006
	9.739237	10.215381	4.89%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.736284	11.378270	5.98%	0	2007
	10.000000	10.736284	7.36%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.853226	11.080825	2.10%	0	2007
	10.549197	10.853226	2.88%	0	2006
	10.537287	10.549197	0.11%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.042332	12.350672	2.56%	0	2007
	11.461131	12.042332	5.07%	0	2006
	11.318966	11.461131	1.26%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.397773	13.714855	2.37%	8,338	2007
	12.415604	13.397773	7.91%	8,338	2006
	12.161677	12.415604	2.09%	8,338	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.112881	15.542404	2.84%	1,082	2007
	13.615209	15.112881	11.00%	1,082	2006
	13.121486	13.615209	3.76%	1,082	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.418390	16.854466	2.66%	15,538	2007
	14.496756	16.418390	13.26%	15,538	2006
	13.859809	14.496756	4.60%	15,538	2005

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.672179	16.509153	5.34%	1,829	2007
	14.749638	15.672179	6.25%	1,407	2006
	13.886902	14.749638	6.21%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.766665	17.472103	4.21%	0	2007
	15.744582	16.766665	6.49%	0	2006
	14.493118	15.744582	8.63%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.618391	9.765229	1.53%	0	2007
	9.495091	9.618391	1.30%	0	2006
	9.543386	9.495091	-0.51%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.339644	20.239318	-0.49%	0	2007
	17.147031	20.339644	18.62%	0	2006
	15.828386	17.147031	8.33%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.585742	14.512360	-0.50%	1,825	2007
	12.295894	14.585742	18.62%	1,535	2006
	11.348831	12.295894	8.35%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.106303	14.965054	6.09%	0	2007
	14.134552	14.106303	-0.20%	0	2006
	13.538009	14.134552	4.41%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.740532	16.843634	-10.12%	0	2007
	16.514876	18.740532	13.48%	0	2006
	16.580442	16.514876	-0.40%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.930864	17.701030	-1.28%	0	2007
	16.557154	17.930864	8.30%	425	2006
	15.253704	16.557154	8.55%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.405951	15.058676	4.53%	2,781	2007
	13.108776	14.405951	9.90%	2,846	2006
	12.637236	13.108776	3.73%	0	2005

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.237727	16.552880	16.26%	0	2007
	13.274644	14.237727	7.26%	0	2006
	13.805150	13.274644	-3.84%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.125874	12.924961	16.17%	0	2007
	10.324695	11.125874	7.76%	0	2006
	10.737296	10.324695	-3.84%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.855415	17.575692	18.31%	0	2007
	15.407317	14.855415	-3.58%	0	2006
	14.233490	15.407317	8.25%	0	2005

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.864045	14.968912	-5.64%	1,715	2007
	14.165893	15.864045	11.99%	2,097	2006
	14.062094	14.165893	0.74%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.811610	10.959160	1.36%	0	2007
	10.641635	10.811610	1.60%	0	2006
	10.746841	10.641635	-0.98%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.334361	14.709256	10.31%	0	2007
	12.778234	13.334361	4.35%	0	2006
	12.574383	12.778234	1.62%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.249435	20.811338	2.77%	0	2007
	17.803936	20.249435	13.74%	0	2006
	16.107036	17.803936	10.54%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.337576	14.732284	2.75%	0	2007
	12.602226	14.337576	13.77%	0	2006
	11.402376	12.602226	10.52%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.447861	-5.52%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.059929	11.629258	-3.57%	0	2007
	11.393454	12.059929	5.85%	0	2006
	11.525843	11.393454	-1.15%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.413133	14.543646	0.91%	2,293	2007
	12.960166	14.413133	11.21%	3,088	2006
	12.647460	12.960166	2.47%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.494580	17.668621	-4.47%	623	2007
	16.644797	18.494580	11.11%	615	2006
	15.654699	16.644797	6.32%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	15.005451	13.659717	-8.97%	0	2007
	13.358581	15.005451	12.33%	0	2006
	13.099775	13.358581	1.98%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	18.990187	19.937709	4.99%	0	2007
	15.342852	18.990187	23.77%	0	2006
	14.111015	15.342852	8.73%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.363454	12.639354	2.23%	0	2007
	12.100219	12.363454	2.18%	0	2006
	11.813630	12.100219	2.43%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.740531	12.795263	8.98%	900	2007
	11.081330	11.740531	5.95%	0	2006
	10.000000	11.081330	10.81%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.977768	11.956046	-0.18%	0	2007
	10.417194	11.977768	14.98%	0	2006
	10.000000	10.417194	4.17%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.998790	10.193577	1.95%	0	2007
	9.918501	9.998790	0.81%	0	2006
	10.000000	9.918501	-0.81%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.197094	10.394856	1.94%	1,551	2007
	10.160587	10.197094	0.36%	1,377	2006
	10.087881	10.160587	0.72%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.409580	15.884049	3.08%	0	2007
	14.350761	15.409580	7.38%	0	2006
	13.205871	14.350761	8.67%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.454616	21.202665	-19.85%	0	2007
	19.828628	26.454616	33.42%	0	2006
	17.525250	19.828628	13.14%	0	2005

Additional Contract Options Elected (Total 3.15%)
(Variable account charges of 3.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.300185	15.017647	-1.85%	0	2007
	13.986370	15.300185	9.39%	0	2006
	13.696488	13.986370	2.12%	0	2005
	12.759008	13.696488	7.35%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.476504	14.580830	8.19%	0	2007
	13.118914	13.476504	2.73%	0	2006
	12.474207	13.118914	5.17%	0	2005
	12.112815	12.474207	2.98%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.918293	18.110565	7.05%	0	2007
	15.024584	16.918293	12.60%	0	2006
	14.196290	15.024584	5.83%	0	2005
	12.716265	14.196290	11.64%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.033521	15.264977	1.54%	0	2007
	13.267619	15.033521	13.31%	0	2006
	13.095955	13.267619	1.31%	0	2005
	12.157495	13.095955	7.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.746638	17.447072	-1.69%	0	2007
	16.043674	17.746638	10.61%	0	2006
	15.533743	16.043674	3.28%	0	2005
	13.469566	15.533743	15.32%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.245810	14.698912	-3.59%	0	2007
	13.474590	15.245810	13.14%	0	2006
	13.310253	13.474590	1.23%	0	2005
	12.207943	13.310253	9.03%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.310680	20.908057	14.19%	0	2007
	15.154694	18.310680	20.83%	0	2006
	13.833041	15.154694	9.55%	0	2005
	12.444211	13.833041	11.16%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.719368	16.804759	14.17%	0	2007
	12.170518	14.719368	20.94%	0	2006
	11.122216	12.170518	9.43%	0	2005
	10.000000	11.122216	11.22%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.890650	12.179576	-5.52%	0	2007
	11.069680	12.890650	16.45%	0	2006
	10.000000	11.069680	10.70%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.527647	13.489233	17.02%	0	2007
	12.319090	11.527647	-6.42%	0	2006
	12.472278	12.319090	-1.23%	0	2005
	11.644695	12.472278	7.11%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.828467	14.513347	-8.31%	0	2007
	13.794663	15.828467	14.74%	0	2006
	13.582608	13.794663	1.56%	0	2005
	12.283197	13.582608	10.58%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.827182	15.980307	35.12%	0	2007
	11.215504	11.827182	5.45%	0	2006
	10.000000	11.215504	12.16%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.145586	10.757015	6.03%	0	2007
	10.310980	10.145586	-1.60%	0	2006
	10.481610	10.310980	-1.63%	0	2005
	10.228186	10.481610	2.48%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.986843	17.302975	-3.80%	0	2007
	16.231158	17.986843	10.82%	0	2006
	15.626994	16.231158	3.87%	0	2005
	13.237912	15.626994	18.05%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.451773	14.692604	1.67%	0	2007
	12.951062	14.451773	11.59%	0	2006
	12.803365	12.951062	1.15%	0	2005
	11.979512	12.803365	6.88%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.307871	13.769406	3.47%	0	2007
	11.823140	13.307871	12.56%	0	2006
	11.723799	11.823140	0.85%	0	2005
	11.551034	11.723799	1.50%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.900588	11.941830	-14.09%	0	2007
	13.863428	13.900588	0.27%	0	2006
	13.559494	13.863428	2.24%	0	2005
	12.607853	13.559494	7.55%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.946534	13.045624	-12.72%	0	2007
	13.247407	14.946534	12.83%	0	2006
	13.053534	13.247407	1.49%	0	2005
	12.308562	13.053534	6.05%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.519761	14.353870	6.17%	0	2007
	12.055565	13.519761	12.15%	0	2006
	12.239055	12.055565	-1.50%	0	2005
	11.798232	12.239055	3.74%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.177006	9.708279	-4.61%	0	2007
	10.000000	10.177006	1.77%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.800864	9.978346	1.81%	0	2007
	9.737062	9.800864	0.66%	0	2006
	9.954643	9.737062	-2.19%	0	2005
	9.948157	9.954643	0.07%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.663770	18.928230	13.59%	0	2007
	15.439201	16.663770	7.93%	0	2006
	13.664867	15.439201	12.98%	0	2005
	12.251901	13.664867	11.53%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.944858	21.076858	41.03%	0	2007
	13.231168	14.944858	12.95%	0	2006
	10.000000	13.231168	32.31%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.915742	15.607775	-1.93%	0	2007
	13.701260	15.915742	16.16%	0	2006
	13.399140	13.701260	2.25%	0	2005
	12.437655	13.399140	7.73%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.218302	11.778012	4.99%	0	2007
	10.569542	11.218302	6.14%	0	2006
	10.000000	10.569542	5.70%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.763814	12.526722	6.49%	0	2007
	10.872670	11.763814	8.20%	0	2006
	10.000000	10.872670	8.73%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.117289	13.033698	7.56%	0	2007
	11.078408	12.117289	9.38%	0	2006
	10.000000	11.078408	10.78%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.967617	15.904821	22.65%	0	2007
	12.562609	12.967617	3.22%	0	2006
	12.293498	12.562609	2.19%	0	2005
	12.309022	12.293498	-0.13%	0	2004

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.033106	10.112210	0.79%	0	2007
	9.947051	10.033106	0.87%	0	2006
	10.078705	9.947051	-1.31%	0	2005
	9.988022	10.078705	0.91%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.689623	23.107411	11.69%	0	2007
	19.003652	20.689623	8.87%	0	2006
	16.624548	19.003652	14.31%	0	2005
	13.769790	16.624548	20.73%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.636455	23.390728	13.35%	0	2007
	18.090531	20.636455	14.07%	0	2006
	15.723649	18.090531	15.05%	0	2005
	14.327384	15.723649	9.75%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.304900	16.215107	13.35%	0	2007
	12.535799	14.304900	14.11%	0	2006
	10.899422	12.535799	15.01%	0	2005
	10.000000	10.899422	8.99%	0	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.961137	18.338661	2.10%	0	2007
	15.984741	17.961137	12.36%	0	2006
	16.112064	15.984741	-0.79%	0	2005
	14.613563	16.112064	10.25%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.980901	11.032660	0.47%	0	2007
	10.000000	10.980901	9.81%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.691631	13.843922	-5.77%	0	2007
	12.950521	14.691631	13.44%	0	2006
	12.927535	12.950521	0.18%	0	2005
	12.025290	12.927535	7.50%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.678009	17.655850	-5.47%	0	2007
	16.484483	18.678009	13.31%	0	2006
	15.647139	16.484483	5.35%	0	2005
	13.055545	15.647139	19.85%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.562199	19.394133	24.62%	0	2007
	12.535845	15.562199	24.14%	0	2006
	10.000000	12.535845	25.36%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.688330	20.893867	11.80%	0	2007
	15.887217	18.688330	17.63%	0	2006
	14.888378	15.887217	6.71%	0	2005
	12.969363	14.888378	14.80%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.283736	15.967909	11.79%	0	2007
	12.141198	14.283736	17.65%	0	2006
	11.381632	12.141198	6.67%	0	2005
	10.000000	11.381632	13.82%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.573159	11.367963	7.52%	0	2007
	9.673619	10.573159	9.30%	0	2006
	10.000000	9.673619	-3.26%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.629421	13.487636	6.80%	0	2007
	11.809097	12.629421	6.95%	0	2006
	11.324493	11.809097	4.28%	0	2005
	10.797330	11.324493	4.88%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.168171	20.069030	32.31%	0	2007
	14.351831	15.168171	5.69%	0	2006
	13.164141	14.351831	9.02%	0	2005
	11.521864	13.164141	14.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.790714	16.228360	2.77%	0	2007
	14.717838	15.790714	7.29%	0	2006
	13.700021	14.717838	7.43%	0	2005
	12.042309	13.700021	13.77%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	27.964426	34.666563	23.97%	0	2007
	19.689695	27.964426	42.03%	0	2006
	15.406761	19.689695	27.80%	0	2005
	13.403091	15.406761	14.95%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.451296	25.363578	24.02%	0	2007
	14.393152	20.451296	42.09%	0	2006
	11.255723	14.393152	27.87%	0	2005
	10.000000	11.255723	12.56%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.569419	9.708555	1.45%	0	2007
	9.481373	9.569419	0.93%	0	2006
	9.649621	9.481373	-1.74%	0	2005
	9.886448	9.649621	-2.40%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.554891	13.497659	7.51%	0	2007
	12.079774	12.554891	3.93%	0	2006
	11.965743	12.079774	0.95%	0	2005
	11.336314	11.965743	5.55%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.178989	16.856360	4.19%	0	2007
	13.861206	16.178989	16.72%	0	2006
	13.441412	13.861206	3.12%	0	2005
	12.086555	13.441412	11.21%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.587020	13.224369	-2.67%	0	2007
	13.327854	13.587020	1.94%	0	2006
	13.372537	13.327854	-0.33%	0	2005
	12.341545	13.372537	8.35%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.755813	13.748178	-0.06%	0	2007
	11.503792	13.755813	19.58%	0	2006
	10.000000	11.503792	15.04%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.924471	20.026688	18.33%	0	2007
	15.264625	16.924471	10.87%	0	2006
	13.894265	15.264625	9.86%	0	2005
	12.363689	13.894265	12.38%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.267978	12.242053	-0.21%	0	2007
	11.417390	12.267978	7.45%	0	2006
	10.000000	11.417390	14.17%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.148513	15.785597	4.21%	0	2007
	13.754963	15.148513	10.13%	0	2006
	13.289668	13.754963	3.50%	0	2005
	12.113208	13.289668	9.71%	0	2004

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.335313	10.622645	2.78%	0	2007
	10.000000	10.335313	3.35%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.317632	10.288856	-0.28%	0	2007
	10.000000	10.317632	3.18%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.614448	11.754834	10.74%	0	2007
	10.000000	10.614448	6.14%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.146729	10.994445	8.35%	0	2007
	10.000000	10.146729	1.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.682866	-3.17%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.328881	12.312702	-0.13%	0	2007
	11.508372	12.328881	7.13%	0	2006
	11.605366	11.508372	-0.84%	0	2005
	10.883815	11.605366	6.63%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.054802	11.043890	-0.10%	0	2007
	10.319528	11.054802	7.13%	0	2006
	10.000000	10.319528	3.20%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	31.035528	43.635135	40.60%	0	2007
	23.505683	31.035528	32.03%	0	2006
	18.338401	23.505683	28.18%	0	2005
	15.721633	18.338401	16.64%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.705095	27.754187	40.85%	0	2007
	14.897893	19.705095	32.27%	0	2006
	11.609067	14.897893	28.33%	0	2005
	10.000000	11.609067	16.09%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.136818	23.411008	16.26%	0	2007
	15.138514	20.136818	33.02%	0	2006
	14.718737	15.138514	2.85%	0	2005
	11.729995	14.718737	25.48%	0	2004

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.166673	18.297712	-4.53%	0	2007
	16.478575	19.166673	16.31%	0	2006
	15.356491	16.478575	7.31%	0	2005
	13.129597	15.356491	16.96%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.855495	10.226621	3.77%	0	2007
	9.846147	9.855495	0.09%	0	2006
	9.844206	9.846147	0.02%	0	2005
	9.843271	9.844206	0.01%	0	2004

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.324326	14.570026	9.35%	0	2007
	13.429752	13.324326	-0.79%	0	2006
	12.815966	13.429752	4.79%	0	2005
	12.302105	12.815966	4.18%	0	2004

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.124885	11.076594	9.40%	0	2007
	10.206636	10.124885	-0.80%	0	2006
	9.735908	10.206636	4.83%	0	2005
	10.000000	9.735908	-2.64%	0	2004*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.732610	11.368465	5.92%	0	2007
	10.000000	10.732610	7.33%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.832733	11.054165	2.04%	0	2007
	10.534692	10.832733	2.83%	0	2006
	10.528207	10.534692	0.06%	0	2005
	10.387351	10.528207	1.36%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.019595	12.320960	2.51%	0	2007
	11.445379	12.019595	5.02%	0	2006
	11.309219	11.445379	1.20%	0	2005
	10.896880	11.309219	3.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.372491	13.681871	2.31%	0	2007
	12.398544	13.372491	7.86%	6,896	2006
	12.151224	12.398544	2.04%	6,896	2005
	11.454087	12.151224	6.09%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.084350	15.505016	2.79%	3,709	2007
	13.596501	15.084350	10.94%	3,919	2006
	13.110205	13.596501	3.71%	4,105	2005
	12.076122	13.110205	8.56%	2,951	2004

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.387438	16.813961	2.60%	0	2007
	14.476871	16.387438	13.20%	0	2006
	13.847913	14.476871	4.54%	0	2005
	12.539342	13.847913	10.44%	0	2004

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.642590	16.469432	5.29%	0	2007
	14.729375	15.642590	6.20%	0	2006
	13.874962	14.729375	6.16%	0	2005
	12.434611	13.874962	11.58%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.735030	17.430100	4.15%	0	2007
	15.722966	16.735030	6.44%	0	2006
	14.480669	15.722966	8.58%	0	2005
	12.919093	14.480669	12.09%	0	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.599002	9.740485	1.47%	0	2007
	9.480828	9.599002	1.25%	0	2006
	9.533958	9.480828	-0.56%	0	2005
	9.764815	9.533958	-2.36%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.301265	20.190644	-0.54%	0	2007
	17.123488	20.301265	18.56%	0	2006
	15.814788	17.123488	8.28%	0	2005
	13.607479	15.814788	16.22%	0	2004

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.565771	14.484963	-0.55%	0	2007
	12.285366	14.565771	18.56%	0	2006
	11.344957	12.285366	8.29%	0	2005
	10.000000	11.344957	13.45%	0	2004*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.079654	14.929032	6.03%	0	2007
	14.115114	14.079654	-0.25%	0	2006
	13.526347	14.115114	4.35%	0	2005
	12.341071	13.526347	9.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.705172	16.803131	-10.17%	0	2007
	16.492196	18.705172	13.42%	0	2006
	16.566188	16.492196	-0.45%	0	2005
	14.619952	16.566188	13.31%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.897035	17.658462	-1.33%	0	2007
	16.534420	17.897035	8.24%	0	2006
	15.240603	16.534420	8.49%	0	2005
	13.247653	15.240603	15.04%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.378739	15.022425	4.48%	0	2007
	13.090743	14.378739	9.84%	0	2006
	12.626347	13.090743	3.68%	0	2005
	11.902198	12.626347	6.08%	0	2004

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.210843	16.513052	16.20%	0	2007
	13.256403	14.210843	7.20%	0	2006
	13.793284	13.256403	-3.89%	0	2005
	13.689782	13.793284	0.76%	0	2004

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.110615	12.900536	16.11%	0	2007
	10.315845	11.110615	7.70%	0	2006
	10.733629	10.315845	-3.89%	0	2005
	10.000000	10.733629	7.34%	0	2004*

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.827386	17.533424	18.25%	0	2007
	15.386165	14.827386	-3.63%	0	2006
	14.221265	15.386165	8.19%	0	2005
	13.098880	14.221265	8.57%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.834093	14.932885	-5.69%	0	2007
	14.146427	15.834093	11.93%	0	2006
	14.050004	14.146427	0.69%	0	2005
	12.389930	14.050004	13.40%	0	2004

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.791199	10.932781	1.31%	0	2007
	10.627012	10.791199	1.54%	0	2006
	10.737593	10.627012	-1.03%	0	2005
	10.406821	10.737593	3.18%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.309183	14.673856	10.25%	0	2007
	12.760677	13.309183	4.30%	0	2006
	12.563576	12.760677	1.57%	0	2005
	12.167174	12.563576	3.26%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.211236	20.761303	2.72%	0	2007
	17.779493	20.211236	13.68%	0	2006
	16.093190	17.779493	10.48%	0	2005
	13.977633	16.093190	15.14%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.317923	14.704468	2.70%	0	2007
	12.591434	14.317923	13.71%	0	2006
	11.398480	12.591434	10.47%	0	2005
	10.000000	11.398480	13.98%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.444601	-5.55%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.037168	11.601290	-3.62%	0	2007
	11.377804	12.037168	5.80%	0	2006
	11.515935	11.377804	-1.20%	0	2005
	10.935537	11.515935	5.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.385927	14.508665	0.85%	0	2007
	12.942357	14.385927	11.15%	0	2006
	12.636573	12.942357	2.42%	0	2005
	11.954206	12.636573	5.71%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.459683	17.626128	-4.52%	0	2007
	16.621944	18.459683	11.06%	0	2006
	15.641247	16.621944	6.27%	0	2005
	13.550742	15.641247	15.43%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.977126	13.626851	-9.02%	0	2007
	13.340226	14.977126	12.27%	0	2006
	13.088508	13.340226	1.92%	0	2005
	12.162635	13.088508	7.61%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	18.954352	19.889746	4.93%	0	2007
	15.321777	18.954352	23.71%	0	2006
	14.098887	15.321777	8.67%	0	2005
	12.528238	14.098887	12.54%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.340105	12.608946	2.18%	0	2007
	12.083585	12.340105	2.12%	0	2006
	11.803457	12.083585	2.37%	0	2005
	11.603361	11.803457	1.72%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.730481	12.777671	8.93%	0	2007
	11.077540	11.730481	5.89%	0	2006
	10.000000	11.077540	10.78%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.967522	11.939619	-0.23%	0	2007
	10.413628	11.967522	14.92%	0	2006
	10.000000	10.413628	4.14%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.990223	10.179558	1.90%	0	2007
	9.915107	9.990223	0.76%	0	2006
	10.000000	9.915107	-0.85%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.177831	10.369848	1.89%	0	2007
	10.146610	10.177831	0.31%	0	2006
	10.079198	10.146610	0.67%	0	2005
	9.999732	10.079198	0.79%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.377851	15.843110	3.03%	0	2007
	14.328584	15.377851	7.32%	0	2006
	13.192256	14.328584	8.61%	0	2005
	12.374082	13.192256	6.61%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.400164	21.148041	-19.89%	0	2007
	19.797991	26.400164	33.35%	0	2006
	17.507184	19.797991	13.08%	0	2005
	13.284342	17.507184	31.79%	0	2004

Additional Contract Options Elected (Total 3.25%)
(Variable account charges of 3.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.242436	14.945438	-1.95%	0	2007
	13.947938	15.242436	9.28%	0	2006
	13.672916	13.947938	2.01%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.425631	14.510716	8.08%	0	2007
	13.082858	13.425631	2.62%	0	2006
	12.452733	13.082858	5.06%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.854435	18.023471	6.94%	0	2007
	14.983308	16.854435	12.49%	0	2006
	14.171873	14.983308	5.73%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.976784	15.191585	1.43%	0	2007
	13.231166	14.976784	13.19%	0	2006
	13.073432	13.231166	1.21%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.679638	17.363157	-1.79%	0	2007
	15.999581	17.679638	10.50%	0	2006
	15.507014	15.999581	3.18%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.188250	14.628213	-3.69%	0	2007
	13.437550	15.188250	13.03%	0	2006
	13.287347	13.437550	1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	18.241507	20.807463	14.07%	0	2007
	15.113012	18.241507	20.70%	0	2006
	13.809217	15.113012	9.44%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.679033	16.741319	14.05%	0	2007
	12.149686	14.679033	20.82%	0	2006
	11.114625	12.149686	9.31%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.868575	12.146084	-5.61%	0	2007
	11.062108	12.868575	16.33%	0	2006
	10.000000	11.062108	10.62%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.484113	13.424355	16.90%	0	2007
	12.285227	11.484113	-6.52%	0	2006
	12.450814	12.285227	-1.33%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.768732	14.443554	-8.40%	0	2007
	13.756753	15.768732	14.63%	0	2006
	13.559239	13.756753	1.46%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.806918	15.936373	34.97%	0	2007
	11.207836	11.806918	5.35%	0	2006
	10.000000	11.207836	12.08%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.103806	10.701595	5.92%	0	2007
	10.279103	10.103806	-1.71%	0	2006
	10.459978	10.279103	-1.73%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.918956	17.219773	-3.90%	0	2007
	16.186563	17.918956	10.70%	0	2006
	15.600118	16.186563	3.76%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.397237	14.621972	1.56%	0	2007
	12.915491	14.397237	11.47%	0	2006
	12.781342	12.915491	1.05%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.257639	13.703176	3.36%	0	2007
	11.790651	13.257639	12.44%	0	2006
	11.703635	11.790651	0.74%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.848089	11.884363	-14.18%	0	2007
	13.825305	13.848089	0.16%	0	2006
	13.536154	13.825305	2.14%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.890102	12.982868	-12.81%	0	2007
	13.210993	14.890102	12.71%	0	2006
	13.031075	13.210993	1.38%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.468750	14.284872	6.06%	0	2007
	12.022445	13.468750	12.03%	0	2006
	12.218014	12.022445	-1.60%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.170042	9.691562	-4.70%	0	2007
	10.000000	10.170042	1.70%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.763821	9.930312	1.71%	0	2007
	9.710273	9.763821	0.55%	0	2006
	9.937483	9.710273	-2.29%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.600878	18.837217	13.47%	0	2007
	15.396780	16.600878	7.82%	0	2006
	13.641366	15.396780	12.87%	0	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.919281	21.018938	40.88%	0	2007
	13.222138	14.919281	12.84%	0	2006
	10.000000	13.222138	32.22%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.855624	15.532668	-2.04%	0	2007
	13.663588	15.855624	16.04%	0	2006
	13.376081	13.663588	2.15%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.199091	11.745627	4.88%	0	2007
	10.562311	11.199091	6.03%	0	2006
	10.000000	10.562311	5.62%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.743683	12.492300	6.37%	0	2007
	10.865235	11.743683	8.08%	0	2006
	10.000000	10.865235	8.65%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.096518	12.997856	7.45%	0	2007
	11.070827	12.096518	9.26%	0	2006
	10.000000	11.070827	10.71%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.918654	15.828337	22.52%	0	2007
	12.528075	12.918654	3.12%	0	2006
	12.272340	12.528075	2.08%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.995212	10.063558	0.68%	478	2007
	9.919695	9.995212	0.76%	366	2006
	10.061349	9.919695	-1.41%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.611520	22.996289	11.57%	0	2007
	18.951430	20.611520	8.76%	0	2006
	16.595942	18.951430	14.19%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.558578	23.278266	13.23%	0	2007
	18.040834	20.558578	13.96%	0	2006
	15.696614	18.040834	14.93%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.265740	16.153925	13.24%	0	2007
	12.514357	14.265740	13.99%	0	2006
	10.891984	12.514357	14.90%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.893319	18.250464	2.00%	0	2007
	15.940795	17.893319	12.25%	0	2006
	16.084337	15.940795	-0.89%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.973386	11.013657	0.37%	0	2007
	10.000000	10.973386	9.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.636161	13.777327	-5.87%	0	2007
	12.914925	14.636161	13.33%	0	2006
	12.905290	12.914925	0.07%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.607479	17.570901	-5.57%	0	2007
	16.439163	18.607479	13.19%	0	2006
	15.620205	16.439163	5.24%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.535567	19.340854	24.49%	0	2007
	12.527280	15.535567	24.01%	0	2006
	10.000000	12.527280	25.27%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.617798	20.793400	11.69%	0	2007
	15.843570	18.617798	17.51%	0	2006
	14.862768	15.843570	6.60%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.244619	15.907646	11.67%	108	2007
	12.120431	14.244619	17.53%	92	2006
	11.373861	12.120431	6.56%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.555052	11.336715	7.41%	0	2007
	9.666997	10.555052	9.19%	0	2006
	10.000000	9.666997	-3.33%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.581738	13.422754	6.68%	0	2007
	11.776639	12.581738	6.84%	0	2006
	11.304999	11.776639	4.17%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.110919	19.972537	32.17%	0	2007
	14.312399	15.110919	5.58%	0	2006
	13.141496	14.312399	8.91%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.731106	16.150311	2.66%	0	2007
	14.677381	15.731106	7.18%	0	2006
	13.676453	14.677381	7.32%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	27.858911	34.499937	23.84%	0	2007
	19.635599	27.858911	41.88%	0	2006
	15.380245	19.635599	27.67%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.395308	25.267899	23.89%	4	2007
	14.368532	20.395308	41.94%	46	2006
	11.248038	14.368532	27.74%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.533275	9.661829	1.35%	478	2007
	9.455302	9.533275	0.82%	426	2006
	9.633007	9.455302	-1.84%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.507490	13.432742	7.40%	0	2007
	12.046572	12.507490	3.83%	0	2006
	11.945155	12.046572	0.85%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.117907	16.775286	4.08%	0	2007
	13.823112	16.117907	16.60%	0	2006
	13.418280	13.823112	3.02%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.535723	13.160766	-2.77%	0	2007
	13.291228	13.535723	1.84%	0	2006
	13.349530	13.291228	-0.44%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.732249	13.710384	-0.16%	216	2007
	11.495922	13.732249	19.45%	198	2006
	10.000000	11.495922	14.96%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.854811	19.923566	18.21%	0	2007
	15.217478	16.854811	10.76%	0	2006
	13.865616	15.217478	9.75%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.246980	12.208406	-0.31%	0	2007
	11.409596	12.246980	7.34%	0	2006
	10.000000	11.409596	14.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	15.091340	15.709695	4.10%	341	2007
	13.717164	15.091340	10.02%	315	2006
	13.266798	13.717164	3.39%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.328218	10.604333	2.67%	0	2007
	10.000000	10.328218	3.28%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.310571	10.271136	-0.38%	0	2007
	10.000000	10.310571	3.11%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.607181	11.734592	10.63%	0	2007
	10.000000	10.607181	6.07%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.139767	10.975505	8.24%	9	2007
	10.000000	10.139767	1.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.676176	-3.24%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.282325	12.253483	-0.23%	0	2007
	11.476728	12.282325	7.02%	0	2006
	11.585388	11.476728	-0.94%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.035877	11.013546	-0.20%	0	2007
	10.312465	11.035877	7.01%	0	2006
	10.000000	10.312465	3.12%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	30.918454	43.425457	40.45%	0	2007
	23.441144	30.918454	31.90%	0	2006
	18.306873	23.441144	28.05%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.651169	27.649526	40.70%	0	2007
	14.872424	19.651169	32.13%	0	2006
	11.601147	14.872424	28.20%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	20.060834	23.298464	16.14%	0	2007
	15.096916	20.060834	32.88%	0	2006
	14.693403	15.096916	2.75%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	19.094358	18.209739	-4.63%	0	2007
	16.433310	19.094358	16.19%	0	2006
	15.330081	16.433310	7.20%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.818263	10.177417	3.66%	429	2007
	9.819059	9.818263	-0.01%	372	2006
	9.827245	9.819059	-0.08%	0	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.274005	14.499931	9.24%	0	2007
	13.392822	13.274005	-0.89%	0	2006
	12.793903	13.392822	4.68%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	10.097130	11.034756	9.29%	0	2007
	10.189153	10.097130	-0.90%	0	2006
	9.729257	10.189153	4.73%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.725263	11.348887	5.81%	0	2007
	10.000000	10.725263	7.25%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.791832	11.000990	1.94%	0	2007
	10.505733	10.791832	2.72%	0	2006
	10.510087	10.505733	-0.04%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.974180	12.261664	2.40%	0	2007
	11.413889	11.974180	4.91%	0	2006
	11.289736	11.413889	1.10%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.321976	13.616033	2.21%	26,425	2007
	12.364454	13.321976	7.74%	26,425	2006
	12.130300	12.364454	1.93%	16,348	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.027396	15.430446	2.68%	0	2007
	13.559126	15.027396	10.83%	0	2006
	13.087640	13.559126	3.60%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.325566	16.733080	2.50%	0	2007
	14.437073	16.325566	13.08%	0	2006
	13.824084	14.437073	4.43%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.583531	16.390215	5.18%	152	2007
	14.688892	15.583531	6.09%	136	2006
	13.851080	14.688892	6.05%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.671853	17.346265	4.05%	0	2007
	15.679760	16.671853	6.33%	0	2006
	14.455741	15.679760	8.47%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.560312	9.691155	1.37%	92	2007
	9.452347	9.560312	1.14%	85	2006
	9.515115	9.452347	-0.66%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	20.224650	20.093552	-0.65%	0	2007
	17.076439	20.224650	18.44%	0	2006
	15.787587	17.076439	8.16%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.525891	14.430300	-0.66%	170	2007
	12.264352	14.525891	18.44%	119	2006
	11.337217	12.264352	8.18%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	14.026526	14.857262	5.92%	0	2007
	14.076346	14.026526	-0.35%	0	2006
	13.503080	14.076346	4.25%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.634572	16.722306	-10.26%	0	2007
	16.446888	18.634572	13.30%	0	2006
	16.537702	16.446888	-0.55%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.829467	17.573537	-1.44%	47	2007
	16.488974	17.829467	8.13%	49	2006
	15.214371	16.488974	8.38%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.324443	14.950159	4.37%	321	2007
	13.054763	14.324443	9.73%	301	2006
	12.604625	13.054763	3.57%	0	2005

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	14.157208	16.433662	16.08%	0	2007
	13.219976	14.157208	7.09%	0	2006
	13.769561	13.219976	-3.99%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.771398	17.449095	18.13%	0	2007
	15.343882	14.771398	-3.73%	0	2006
	14.196794	15.343882	8.08%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	11.080189	12.851855	15.99%	0	2007
	10.298193	11.080189	7.59%	0	2006
	10.726304	10.298193	-3.99%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.774360	14.861108	-5.79%	215	2007
	14.107572	15.774360	11.81%	217	2006
	14.025840	14.107572	0.58%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.750429	10.880179	1.21%	0	2007
	10.597779	10.750429	1.44%	0	2006
	10.719102	10.597779	-1.13%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.258924	14.603268	10.14%	0	2007
	12.725602	13.258924	4.19%	0	2006
	12.541951	12.725602	1.46%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	20.134968	20.661485	2.61%	0	2007
	17.730649	20.134968	13.56%	0	2006
	16.065497	17.730649	10.36%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.278723	14.648976	2.59%	0	2007
	12.569900	14.278723	13.59%	0	2006
	11.390700	12.569900	10.35%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.438078	-5.62%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.991695	11.545464	-3.72%	0	2007
	11.346501	11.991695	5.69%	0	2006
	11.496107	11.346501	-1.30%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.331640	14.438911	0.75%	288	2007
	12.906797	14.331640	11.04%	299	2006
	12.614847	12.906797	2.31%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.390017	17.541379	-4.61%	55	2007
	16.576286	18.390017	10.94%	48	2006
	15.614346	16.576286	6.16%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.920591	13.561312	-9.11%	0	2007
	13.303556	14.920591	12.15%	0	2006
	13.065985	13.303556	1.82%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	18.882797	19.794097	4.83%	0	2007
	15.279652	18.882797	23.58%	0	2006
	14.074616	15.279652	8.56%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.293517	12.548285	2.07%	0	2007
	12.050382	12.293517	2.02%	0	2006
	11.783162	12.050382	2.27%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.710387	12.742546	8.81%	79	2007
	11.069964	11.710387	5.79%	0	2006
	10.000000	11.069964	10.70%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.947020	11.906786	-0.34%	0	2007
	10.406506	11.947020	14.80%	0	2006
	10.000000	10.406506	4.07%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.973104	10.151566	1.79%	0	2007
	9.908319	9.973104	0.65%	0	2006
	10.000000	9.908319	-0.92%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.139395	10.319952	1.78%	326	2007
	10.118722	10.139395	0.20%	280	2006
	10.061854	10.118722	0.57%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.314516	15.761494	2.92%	0	2007
	14.284281	15.314516	7.21%	0	2006
	13.165025	14.284281	8.50%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	26.291564	21.039161	-19.98%	0	2007
	19.736848	26.291564	33.21%	0	2006
	17.471094	19.736848	12.97%	0	2005

Maximum Additional Contract Options Elected (Total 3.65%)
(Variable account charges of 3.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.012960	14.659219	-2.36%	0	2007
	13.794827	15.012960	8.83%	0	2006
	13.578810	13.794827	1.59%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.223485	14.232819	7.63%	0	2007
	12.939240	13.223485	2.20%	0	2006
	12.367016	12.939240	4.63%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	16.600696	17.678326	6.49%	0	2007
	14.818833	16.600696	12.02%	0	2006
	14.074319	14.818833	5.29%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.751347	14.900720	1.01%	0	2007
	13.085942	14.751347	12.73%	0	2006
	12.983456	13.085942	0.79%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.413558	17.030737	-2.20%	0	2007
	15.824010	17.413558	10.05%	0	2006
	15.400308	15.824010	2.75%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.959621	14.348093	-4.09%	0	2007
	13.290058	14.959621	12.56%	0	2006
	13.195892	13.290058	0.71%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	17.966962	20.409125	13.59%	0	2007
	14.947150	17.966962	20.20%	0	2006
	13.714186	14.947150	8.99%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	14.518462	16.489377	13.58%	0	2007
	12.066509	14.518462	20.32%	0	2006
	11.084219	12.066509	8.86%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.780407	12.012707	-6.01%	0	2007
	11.031780	12.780407	15.85%	0	2006
	10.000000	11.031780	10.32%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	11.311212	13.167296	16.41%	0	2007
	12.150380	11.311212	-6.91%	0	2006
	12.365113	12.150380	-1.74%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.531370	14.166992	-8.78%	0	2007
	13.605749	15.531370	14.15%	0	2006
	13.465908	13.605749	1.04%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.726009	15.761436	34.41%	0	2007
	11.177133	11.726009	4.91%	0	2006
	10.000000	11.177133	11.77%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	9.834753	10.373323	5.48%	0	2007
	10.046807	9.834753	-2.11%	0	2006
	10.265921	10.046807	-2.13%	0	2005

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.649280	16.890078	-4.30%	0	2007
	16.008966	17.649280	10.25%	0	2006
	15.492793	16.008966	3.33%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.180498	14.341974	1.14%	0	2007
	12.773706	14.180498	11.01%	0	2006
	12.693362	12.773706	0.63%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.058062	13.440795	2.93%	0	2007
	11.661223	13.058062	11.98%	0	2006
	11.623062	11.661223	0.33%	0	2005

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.639639	11.656769	-14.54%	0	2007
	13.673595	13.639639	-0.25%	0	2006
	13.442997	13.673595	1.72%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.665966	12.734256	-13.17%	0	2007
	13.065987	14.665966	12.25%	0	2006
	12.941392	13.065987	0.96%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.265963	14.011316	5.62%	0	2007
	11.890455	13.265963	11.57%	0	2006
	12.133903	11.890455	-2.01%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.142148	9.624772	-5.10%	0	2007
	10.000000	10.142148	1.42%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.616759	9.740100	1.28%	0	2007
	9.603612	9.616759	0.14%	0	2006
	9.869021	9.603612	-2.69%	0	2005

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	16.351011	18.476585	13.00%	0	2007
	15.227818	16.351011	7.38%	0	2006
	13.547476	15.227818	12.40%	0	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.817090	20.788203	40.30%	0	2007
	13.185947	14.817090	12.37%	0	2006
	10.000000	13.185947	31.86%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.616996	15.235299	-2.44%	0	2007
	13.513628	15.616996	15.56%	0	2006
	13.284026	13.513628	1.73%	0	2005

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class 2 - Q/NQ	11.122334	11.616642	4.44%	0	2007
	10.533354	11.122334	5.59%	0	2006
	10.000000	10.533354	5.33%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class 2 - Q/NQ	11.663195	12.355120	5.93%	0	2007
	10.835446	11.663195	7.64%	0	2006
	10.000000	10.835446	8.35%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class 2 - Q/NQ	12.013634	12.855140	7.00%	0	2007
	11.040484	12.013634	8.81%	0	2006
	10.000000	11.040484	10.40%	0	2005*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.724165	15.525274	22.01%	0	2007
	12.390566	12.724165	2.69%	0	2006
	12.187861	12.390566	1.66%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.844660	9.870784	0.27%	0	2007
	9.810733	9.844660	0.35%	0	2006
	9.992035	9.810733	-1.81%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.301339	22.556068	11.11%	0	2007
	18.743522	20.301339	8.31%	0	2006
	16.481775	18.743522	13.72%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	20.249183	22.832651	12.76%	0	2007
	17.842888	20.249183	13.49%	0	2006
	15.588613	17.842888	14.46%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	14.109642	15.910769	12.77%	0	2007
	12.428673	14.109642	13.52%	0	2006
	10.862176	12.428673	14.42%	0	2005

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	17.624043	17.901074	1.57%	0	2007
	15.765895	17.624043	11.79%	0	2006
	15.973689	15.765895	-1.30%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.943300	10.937815	-0.05%	0	2007
	10.000000	10.943300	9.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.415865	13.513539	-6.26%	0	2007
	12.773174	14.415865	12.86%	0	2006
	12.816469	12.773174	-0.34%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.327485	17.234534	-5.96%	0	2007
	16.258816	18.327485	12.72%	0	2006
	15.512763	16.258816	4.81%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.429144	19.128556	23.98%	0	2007
	12.492966	15.429144	23.50%	0	2006
	10.000000	12.492966	24.93%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	18.337565	20.395313	11.22%	0	2007
	15.669675	18.337565	17.03%	0	2006
	14.760482	15.669675	6.16%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	14.088813	15.668266	11.21%	0	2007
	12.037469	14.088813	17.04%	0	2006
	11.342759	12.037469	6.12%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.482700	11.212221	6.96%	0	2007
	9.640461	10.482700	8.74%	0	2006
	10.000000	9.640461	-3.60%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.392289	13.165706	6.24%	0	2007
	11.647334	12.392289	6.40%	0	2006
	11.227146	11.647334	3.74%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.883455	19.590174	31.62%	0	2007
	14.155331	14.883455	5.14%	0	2006
	13.051051	14.155331	8.46%	0	2005

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.494319	15.841093	2.24%	0	2007
	14.516306	15.494319	6.74%	0	2006
	13.582327	14.516306	6.88%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	27.439709	33.839633	23.32%	0	2007
	19.420164	27.439709	41.29%	0	2006
	15.274406	19.420164	27.14%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	20.172303	24.887798	23.38%	0	2007
	14.270222	20.172303	41.36%	0	2006
	11.217266	14.270222	27.22%	0	2005

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.389706	9.476774	0.93%	0	2007
	9.351454	9.389706	0.41%	0	2006
	9.566653	9.351454	-2.25%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.319166	13.175488	6.95%	0	2007
	11.914327	12.319166	3.40%	0	2006
	11.862922	11.914327	0.43%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.875308	16.454133	3.65%	0	2007
	13.671397	15.875308	16.12%	0	2006
	13.325943	13.671397	2.59%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.331942	12.908722	-3.17%	0	2007
	13.145343	13.331942	1.42%	0	2006
	13.257649	13.145343	-0.85%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	13.638175	13.559857	-0.57%	0	2007
	11.464420	13.638175	18.96%	0	2006
	10.000000	11.464420	14.64%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.201889	19.072189	17.72%	0	2007
	14.688554	16.201889	10.30%	0	2006
	13.439055	14.688554	9.30%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	12.163042	12.074299	-0.73%	0	2007
	11.378327	12.163042	6.90%	0	2006
	10.000000	11.378327	13.78%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.864151	15.408870	3.66%	0	2007
	13.566589	14.864151	9.56%	0	2006
	13.175477	13.566589	2.97%	0	2005

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.299898	10.531297	2.25%	0	2007
	10.000000	10.299898	3.00%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.282293	10.200400	-0.80%	0	2007
	10.000000	10.282293	2.82%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.578078	11.653767	10.17%	0	2007
	10.000000	10.578078	5.78%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.111944	10.899890	7.79%	0	2007
	10.000000	10.111944	1.12%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	10.000000	9.649399	-3.51%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.097401	12.018831	-0.65%	0	2007
	11.350715	12.097401	6.58%	0	2006
	11.505624	11.350715	-1.35%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.960244	10.892603	-0.62%	0	2007
	10.284179	10.960244	6.57%	0	2006
	10.000000	10.284179	2.84%	0	2005*

NVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	30.453303	42.594547	39.87%	0	2007
	23.184032	30.453303	31.35%	0	2006
	18.180939	23.184032	27.52%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	19.436247	27.233590	40.12%	0	2007
	14.770648	19.436247	31.59%	0	2006
	11.569404	14.770648	27.67%	0	2005

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	19.758920	22.852496	15.66%	0	2007
	14.931220	19.758920	32.33%	0	2006
	14.592294	14.931220	2.32%	0	2005

NVIT NVIT Global Financial Services Fund: Class II - Q/NQ	18.806978	17.861091	-5.03%	0	2007
	16.252979	18.806978	15.71%	0	2006
	15.224606	16.252979	6.75%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	9.670379	9.982456	3.23%	0	2007
	9.711197	9.670379	-0.42%	0	2006
	9.759537	9.711197	-0.50%	0	2005

NVIT NVIT Health Sciences Fund: Class II - Q/NQ	13.074138	14.222254	8.78%	0	2007
	13.245808	13.074138	-1.30%	0	2006
	12.705843	13.245808	4.25%	0	2005

NVIT NVIT Health Sciences Fund: Class VI - Q/NQ	9.986623	10.868627	8.83%	0	2007
	10.119375	9.986623	-1.31%	0	2006
	9.702624	10.119375	4.30%	0	2005

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.695832	11.270696	5.37%	0	2007
	10.000000	10.695832	6.96%	0	2006*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.629296	10.790269	1.51%	0	2007
	10.390346	10.629296	2.30%	0	2006
	10.437691	10.390346	-0.45%	0	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.793889	12.026846	1.98%	0	2007
	11.288574	11.793889	4.48%	0	2006
	11.212005	11.288574	0.68%	0	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.121408	13.355303	1.78%	0	2007
	12.228706	13.121408	7.30%	0	2006
	12.046786	12.228706	1.51%	0	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.801163	15.134962	2.26%	0	2007
	13.410273	14.801163	10.37%	0	2006
	12.997544	13.410273	3.18%	0	2005

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.079834	16.412701	2.07%	0	2007
	14.278631	16.079834	12.61%	0	2006
	13.728953	14.278631	4.00%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Mid Cap Growth: Class II - Q/NQ	15.348913	16.076344	4.74%	0	2007
	14.527662	15.348913	5.65%	0	2006
	13.755734	14.527662	5.61%	0	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.420931	17.014169	3.61%	0	2007
	15.507712	16.420931	5.89%	0	2006
	14.356280	15.507712	8.02%	0	2005

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.475018	9.564767	0.95%	0	2007
	9.406801	9.475018	0.73%	0	2006
	9.508472	9.406801	-1.07%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	19.920267	19.708843	-1.06%	0	2007
	16.889033	19.920267	17.95%	0	2006
	15.678961	16.889033	7.72%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	14.366981	14.213079	-1.07%	0	2007
	12.180398	14.366981	17.95%	0	2006
	11.306214	12.180398	7.73%	0	2005

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ	13.815350	14.572744	5.48%	0	2007
	13.921869	13.815350	-0.77%	0	2006
	13.410148	13.921869	3.82%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ	18.354132	16.402117	-10.64%	0	2007
	16.266429	18.354132	12.83%	0	2006
	16.423930	16.266429	-0.96%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class II - Q/NQ	17.561147	17.237086	-1.85%	0	2007
	16.308078	17.561147	7.68%	0	2006
	15.109711	16.308078	7.93%	0	2005

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.108842	14.663935	3.93%	0	2007
	12.911490	14.108842	9.27%	0	2006
	12.517880	12.911490	3.14%	0	2005

NVIT NVIT Technology and Communications Fund: Class II - Q/NQ	13.944105	16.119005	15.60%	0	2007
	13.074896	13.944105	6.65%	0	2006
	13.674823	13.074896	-4.39%	0	2005

NVIT NVIT Technology and Communications Fund: Class VI - Q/NQ	10.958936	12.658381	15.51%	0	2007
	10.227681	10.958936	7.15%	0	2006
	10.696968	10.227681	-4.39%	0	2005

NVIT NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.549042	17.115009	17.64%	0	2007
	15.175497	14.549042	-4.13%	0	2006
	14.099104	15.175497	7.63%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	15.536906	14.576545	-6.18%	0	2007
	13.952728	15.536906	11.35%	0	2006
	13.929315	13.952728	0.17%	0	2005

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.588542	10.671803	0.79%	0	2007
	10.481401	10.588542	1.02%	0	2006
	10.645272	10.481401	-1.54%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.059326	14.323655	9.68%	0	2007
	12.585935	13.059326	3.76%	0	2006
	12.455627	12.585935	1.05%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.831938	20.265922	2.19%	0	2007
	17.536096	19.831938	13.09%	0	2006
	15.954979	17.536096	9.91%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	14.122532	14.428504	2.17%	0	2007
	12.483858	14.122532	13.13%	0	2006
	11.359547	12.483858	9.90%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	10.000000	9.411973	-5.88%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.811129	11.324339	-4.12%	0	2007
	11.221920	11.811129	5.25%	0	2006
	11.416950	11.221920	-1.71%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.115909	14.162440	0.33%	0	2007
	12.765120	14.115909	10.58%	0	2006
	12.528010	12.765120	1.89%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	18.113277	17.205556	-5.01%	0	2007
	16.394429	18.113277	10.48%	0	2006
	15.506934	16.394429	5.72%	0	2005

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.695994	13.301630	-9.49%	0	2007
	13.157542	14.695994	11.69%	0	2006
	12.976060	13.157542	1.40%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	18.598562	19.415091	4.39%	0	2007
	15.111934	18.598562	23.07%	0	2006
	13.977747	15.111934	8.11%	0	2005

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.108428	12.307992	1.65%	0	2007
	11.918091	12.108428	1.60%	0	2006
	11.702042	11.918091	1.85%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.630140	12.602623	8.36%	0	2007
	11.039624	11.630140	5.35%	0	2006
	10.000000	11.039624	10.40%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.865156	11.776041	-0.75%	0	2007
	10.377978	11.865156	14.33%	0	2006
	10.000000	10.377978	3.78%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.904742	10.040068	1.37%	0	2007
	9.881141	9.904742	0.24%	0	2006
	10.000000	9.881141	-1.19%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	9.986683	10.122279	1.36%	0	2007
	10.007578	9.986683	-0.21%	0	2006
	9.992533	10.007578	0.15%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.628353	13.967829	2.49%	0	2007
	12.764163	13.628353	6.77%	0	2006
	11.812695	12.764163	8.05%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	24.616646	19.616900	-20.31%	0	2007
	18.555921	24.616646	32.66%	0	2006
	16.493701	18.555921	12.50%	0	2005

partc.htm

FINANCIAL STATEMENTS - To be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2007.

Statements of Operations for the year ended
December 31, 2007.

Statements of Changes in Contract Owners’
Equity for the years ended December 31, 2007
and 2006.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2007 and 2006.

Consolidated Statements of Income for the
years ended December 31, 2007, 2006 and
2005.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2007, 2006 and 2005.

Consolidated Statements of Cash Flows for
the years ended December 31, 2007, 2006
and 2005.

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Fund Participation Agreements.

1)	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2)
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3)	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4)	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

5)	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

6)	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

7)	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

8)	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

9)	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

10)	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11)
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12)	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13)	Fund Participation Agreement with Putnam filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

14)	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

15)	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

(9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - To be filed by subsequent Post-Effective Amendment.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate
Director	Thomas F. Zenty III

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
Gates, McDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2008 was 5,547 and 6,600 respectively.

Item 28.                 Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(a) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 10th day of July, 2008.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 10th day of July, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
THOMAS F ZENTY III
Thomas F. Zenty III, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact